MANAGERS AMG FUNDS
		BURRIDGE SMALL CAP GROWTH FUND
		------------------------------


		STATEMENT OF ADDITIONAL INFORMATION

		    DATED:  October 1, 2003
		As Supplemented December 12, 2003

------------------------------------------------------------------------
	You can obtain a free copy of the Prospectus of the Burridge Small Cap Growth Fund (the "Fund") by calling Managers AMG Funds at (800) 835-3879. The Prospectus provides the basic information about investing in the Funds.

	This Statement of Additional Information is not a Prospectus. It contains additional information regarding the activities and operations of the Fund. It should be read in conjunction with the Fund's
Prospectus.

	The Financial Statements of the Fund, including the Report of Independents Accountants, for the fiscal year ended May 31, 2003 included in the Fund's Annual Report for the fiscal year ended May 31, 2003, are incorporated by reference into this Statement of Additional Information by reference. The Annual Report is available without charge by calling Managers AMG Funds at (800) 835.3879.

			TABLE OF CONTENTS
			-----------------

							Page
							----
GENERAL INFORMATION					 1

ADDITIONAL INVESTMENT  POLICIES				 1

TRUSTEES AND OFFICERS					 7

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	11

MANAGEMENT OF THE FUND					12

BROKERAGE ALLOCATION AND OTHER PRACTICES		16

PURCHASE, REDEMPTION AND PRICING OF SHARES		17

CERTAIN TAX MATTERS					18

PERFORMANCE DATA					21




			GENERAL INFORMATION
			-------------------

This Statement of Additional Information relates only to the Burridge Small Cap Growth Fund (the "Fund"). The Fund is a series of shares of beneficial interest of Managers AMG Funds, formed as a Massachusetts business trust (the "Trust") and part of the Managers Funds Family of Funds. The Trust was organized on June 18, 1999.

This Statement of Additional Information describes the financial history, management and operation of the Fund, as well as the Fund's investment objectives and policies. It should be read in conjunction with the Fund's current Prospectus. The Trust's executive office is located at 40 Richards Avenue, Norwalk, CT 06854.

The Managers Funds LLC, a subsidiary of Affiliated Managers Group,
Inc., serves as investment manager to the Fund and is responsible for the Fund's overall administration. See "Management of the Fund."


		ADDITIONAL INVESTMENT POLICIES
		------------------------------
The following is additional information regarding the policies used by the Fund in an attempt to achieve its investment objective as stated in its Prospectus. The Fund is a diversified open-end management investment company.

The Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common and preferred stocks of small capitalization U.S. companies. The Fund will provide shareholders with 60 days prior notice of any change in this policy.


Investment Techniques and Associated Risks
------------------------------------------
The following are descriptions of the types of securities that may be purchased by the Fund.

(1)	Cash Equivalents.  The Fund may invest in cash equivalents.  Cash equivalents include certificates of deposit, bankers acceptances, commercial paper, short-term corporate debt securities and repurchase agreements.

Bankers Acceptances.  The Fund may invest in bankers acceptances.
Bankers acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. These instruments become "accepted" when a bank guarantees their payment upon maturity.

Eurodollar bankers acceptances are bankers acceptances denominated in U.S. Dollars and are "accepted" by foreign branches of major U.S. commercial banks.

Certificates of Deposit. The Fund may invest in certificates of deposit. Certificates of deposit are issues against money deposited into a bank (including eligible foreign branches of U.S. banks) for a definite period of time. They earn a specified rate of return and are normally negotiable.

Commercial Paper.  The Fund may invest in commercial paper.
Commercial paper refers to promissory notes that represent an unsecured debt of a corporation or finance company. They have a maturity of less than nine months. Eurodollar commercial paper refers to promissory notes payable in U.S. Dollars by European issuers.

Repurchase Agreements. The Fund may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines which have been approved by the Fund's Board of Trustees. In a repurchase agreement, the Fund buys a security from a bank or a broker-dealer that has agreed to repurchase the same security at a mutually agreed upon date and price.
The resale price normally is the purchase price plus a mutually agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements will be short, and at no time will the Fund enter into repurchase agreements for more than seven days.

Repurchase agreements could have certain risks that may adversely affect the Fund. If a seller defaults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to a seller of the security, realization of disposition of the collateral by the Fund may be delayed or limited.

(2) Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. The price reflects the interest rates in effect for the term of the agreement. For the purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), a reverse repurchase agreement is also considered as the borrowing of money by the Fund and, therefore, a form of leverage which may cause any gains or losses for the Fund to become magnified.

The Fund will invest the proceeds of borrowings under reverse repurchase agreements. The Fund will not invest the proceeds of a reverse repurchase agreement for a period that is longer than the reverse repurchase agreement itself. The Fund will establish and maintain a separate account with the Custodian that contains a segregated portfolio of securities in an amount which is at least equal to the amount of its purchase obligations under the reverse repurchase agreement.

(3) Foreign Securities. The Fund may invest in foreign securities either directly or indirectly in the form of American Depositary Receipts or similar instruments. Investments in securities of foreign issuers and in obligations of domestic banks involve different and additional risks from those associated with investing in securities of U.S. issuers. There may be limited information available to investors which is publicly available, and generally foreign issuers are not subject to uniform accounting, auditing and financial standards and requirements like those applicable to U.S. issuers. Any foreign commercial paper must not be subject to foreign withholding tax at the time of purchase.

Investors should be aware that the value of the Fund's investments in foreign securities may be adversely affected by changes in political or social conditions, confiscatory taxation, diplomatic relations, expropriation, nationalization, limitation on the removal of funds or assets, or the establishment of exchange controls or other foreign restrictions and tax regulations in foreign countries. In addition, due to the differences in the economy of these foreign countries compared to the U.S. economy, whether favorably or unfavorably, portfolio securities may appreciate or depreciate and could therefore adversely affect the Fund's operations. It may also be difficult to obtain a judgment against a foreign creditor. Foreign securities trade with less frequency and volume than domestic securities and therefore may have greater price volatility. Furthermore, changes in foreign exchange rates will have an affect on those securities that are denominated in currencies other than the U.S. Dollar.

Forward Foreign Currency Exchange Contracts. The Fund may purchase or sell equity securities of foreign countries. Therefore, a portion of the Fund's income may be derived from foreign currency. A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a mutually agreed upon date and price. The contract is usually between a bank and its customers. The contract may be denominated in U.S. Dollars or may be referred to as a "cross-currency" contract. A cross-currency contract is a contract which is denominated in another currency other than in U.S. Dollars.

In such a contract, the Fund's custodian will segregate cash or marketable securities in an amount not less than the value of the Fund's total assets committed to these contracts. Generally, the Fund will not enter into contracts that are greater than 90 days.

Forward foreign currency contracts have additional risks. It may be difficult to determine the market movements of the currency. The value of the Fund's assets may be adversely affected by changes in foreign currency exchange rates and regulations and controls on currency exchange. Therefore, the Fund may incur costs in converting foreign currency.

If the Fund engages in an offsetting transaction, the Fund will experience a gain or a loss determined by the movement in the contract prices. An "offsetting transaction" is one where the Fund enters into a transaction with the bank upon maturity of the original contract. The Fund must sell or purchase on the same maturity date as the original contract the same amount of foreign currency as the original contract.

Foreign Currency Considerations. The Fund may invest some of its assets in securities denominated in foreign currencies. The Fund will compute and distribute the income earned by the Fund at the foreign exchange rate in effect on that date. If the value of the foreign currency declines in relation to the U.S. Dollar between the time that the Fund earns the income and the time that the income is converted into U.S. Dollars, the Fund may be required to sell its securities in order to make its distributions in U.S. Dollars. As a result, the liquidity of the Fund's securities may have an adverse affect on the Fund's performance.

(4) Futures Contracts. The Fund may buy and sell futures contracts and options on future contracts to attempt to maintain exposure to the equity markets while holding cash for temporary liquidity needs, or protect the value of the Fund's portfolio against changes in the prices of the securities in which it invests. When the Fund buys or sells a futures contract, the Fund must segregate cash and/or liquid securities equivalent to the value of the contract.

There are additional risks associated with futures contracts. It may be impossible to determine the future price of the securities, and securities may not be marketable enough to close out the contract when the Fund desires to do so.

Equity Index Futures Contracts. The Fund may enter into equity index futures contracts. An equity index futures contract is an agreement for the Fund to buy or sell an index relating to equity securities at a mutually agreed upon date and price. Equity index futures contracts are often used to hedge against anticipated changes in the level of stock prices. When the Fund enters into this type of contract, the Fund makes a deposit called an "initial margin." This initial margin must be equal to a specified percentage of the value of the contract. The rest of the payment is made when the contract expires.

(5) Illiquid Securities, Private Placements and Certain Unregistered Securities. The Fund may invest in privately placed, restricted, Rule 144A or other unregistered securities. The Fund may not acquire illiquid holdings if, as a result, more than 15% of the Fund's net assets would be in illiquid investments. Subject to this Fundamental policy limitation, the Fund may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act") and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An investment is considered "illiquid" if it cannot be disposed of within seven (7) days in the normal course of business at approximately the same amount at which it was valued in the Fund's portfolio. The price the Fund's portfolio may pay for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuations of these securities will reflect any limitations on their liquidity.

The Fund may purchase Rule 144A securities eligible for sale without registration under the 1933 Act. These securities may be determined to be illiquid in accordance with the guidelines established by The Managers Funds LLC and approved by the Trustees. The Trustees will monitor these guidelines on a periodic basis.

Investors should be aware that the Fund may be subject to a risk if the Fund should decide to sell these securities when a buyer is not readily available and at a price which the Fund believes represents the security's value. In the case where an illiquid security must be registered under the 1933 Act before it may be sold, the Fund may be obligated to pay all or part of the registration expenses. Therefore, a considerable time may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions develop, the Fund may obtain a less favorable price than was available when it had first decided to sell the security.

(6) Obligations of Domestic and Foreign Banks. Banks are subject to extensive governmental regulations. These regulations place limitations on the amounts and types of loans and other financial commitments which may be made by the bank and the interest rates and fees which may be charged on these loans and commitments. The profitability of the banking industry depends on the availability and costs of capital funds for the purpose of financing loans under prevailing money market conditions. General economic conditions also play a key role in the operations of the banking industry. Exposure to credit losses arising from potential financial difficulties of borrowers may affect the ability of the bank to meet its obligations under a letter of credit.

(7)	Option Contracts.

Covered Call Options. The Fund may write ("sell") covered call options on individual stocks, equity indices and futures contracts, including equity index futures contracts. Written call options must be listed on a national securities exchange or a futures exchange.

A call option is a short-term contract that is generally for no more than nine months. This contract gives a buyer of the option, in return for a paid premium, the right to buy the underlying security or contract at an agreed upon price prior to the expiration of the option. The buyer can purchase the underlying security or contract regardless of its market price. A call option is considered "covered" if the Fund that is writing the option owns or has a right to immediately acquire the underlying security or contract.

The Fund may terminate an obligation to sell an outstanding option by making a "closing purchase transaction." The Fund makes a closing purchase transaction when it buys a call option on the same security or contract that has the same price and expiration date. As a result, the Fund will realize a loss if the amount paid is less than the amount received from the sale. A closing purchase transaction may only be made on an exchange that has a secondary market for the option with the same price and expiration date. There is no guarantee that the secondary market will have liquidity for the option.

There are risks associated with writing covered call options. The Fund is required to pay brokerage fees in order to write covered call options as well as fees for the purchases and sales of the underlying securities or contracts. The portfolio turnover rate of the Fund may increase due to the Fund writing a covered call option.

Covered Put Options. The Fund may write ("sell") covered put options on individual stocks, equity indices and futures contracts, including equity index futures contracts.

A put option is a short-term contract that is generally for no more than nine months. This contract gives a buyer of the option, in return for a paid premium, the right to sell the underlying security or contract at an agreed upon price prior to the expiration of the option. The buyer can sell the underlying security or contract at the option price regardless of its market price. A put option is considered "covered" if the Fund which is writing the option owns or has a right to immediately acquire the underlying security or contract. The seller of a put option assumes the risk of the decrease of the value of the underlying security. If the underlying security decreases, the buyer could exercise the option and the underlying security or contract could be sold to the seller at a price that is higher than its current market value.

The Fund may terminate an obligation to sell an outstanding option by making a "closing purchase transaction." The Fund makes a closing purchase transaction when it buys a put option on the same security or contract with the same price and expiration date. As a result, the Fund will realize a loss if the amount paid is less than the amount received from the sale. A closing purchase transaction may only be made on an exchange that has a secondary market for the option with the same price and expiration date. There is no guarantee that the secondary market will have liquidity for the option.

There are risks associated with writing covered put options. The Fund is required to pay brokerage fees in order to write covered put options as well as fees for the purchases and sales of the underlying securities or contracts. The portfolio turnover rate of the Fund may increase due to the Fund writing a covered put option.

Dealer Options. Dealer Options are also known as Over-the-Counter options ("OTC"). Dealer options are puts and calls where the strike price, the expiration date and the premium payment are privately negotiated. The bank's creditworthiness and financial strength are judged by the Sub- Advisor and must be determined to be as good as the creditworthiness and strength of the banks to whom the Fund lends its portfolio securities.

Puts and Calls. The Fund may buy options on individual stocks, equity indices and equity futures contracts. The Fund's purpose in buying these puts and calls is to protect itself against an adverse affect in changes of the general level of market prices in which the Fund operates. A put option gives the buyer the right upon payment to deliver a security or contract at an agreed upon date and price. A call option gives the buyer the right upon payment to ask the seller of the option to deliver the security or contract at an agreed upon date and price.

(8) Rights and Warrants. The Fund may purchase rights and warrants. Rights are short-term obligations issued in conjunction with new stock issues. Warrants give the holder the right to buy an issuer's securities at a stated price for a stated time.

(9) Securities Lending. The Fund may lend its portfolio securities in order to realize additional income. This lending is subject to the Fund's investment policies and restrictions. Any loan of portfolio securities must be secured at all times by collateral that is equal to or greater than the value of the loan. If a borrower defaults, the Fund may use the collateral to satisfy the loan. When cash is received as collateral, the Fund will invest the cash received in short-term instruments to earn additional income. The Fund will also bear the risk of any loss on such investments.

(10) Segregated Accounts. The Fund will establish a segregated account with its Custodian after it has entered into either a repurchase agreement or certain options, futures and forward contracts. The segregated account will maintain cash and/or liquid securities that are equal in value to the obligations in the agreement.

(11) Short Sales. The Fund may enter into short sales. The Fund enters into a short sale when it sells a security that it does not own. A broker retains the proceeds of the sales until the Fund replaces the sold security. The Fund arranges with the broker to borrow the security. The Fund must replace the security at its market price at the time of the replacement. As a result, the Fund may have to pay a premium to borrow the security and the Fund may, but will not necessarily, receive any interest on the proceeds of the sale. The Fund must pay to the broker any dividends or interest payable on the security until the security is replaced. Collateral, consisting of cash, or marketable securities, is used to secure the Fund's obligation to replace the security. The collateral is deposited with the broker. If the price of the security sold increases between the time of the sale and the time the Fund replaces the security, the Fund will incur a loss. If the price declines during that period, the Fund will realize a capital gain. The capital gain will be decreased by the amount of transaction costs and any premiums, dividends or interest the Fund will have to pay in connection with the short sale. The loss will be increased by the amount of transaction costs and any premiums, dividends or interest the Fund will have to pay in connection with the short sale. For tax planning reasons, the Fund may also engage in short sales with respect to a security that the Fund currently holds or has a right to acquire, commonly referred to as a "short against the box."

(12) When-Issued Securities. The Fund may purchase securities on a when-issued basis. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of these securities is subject to market fluctuation. For fixed-income securities, no interest accrues to the Fund until a settlement takes place. At the time the Fund makes a commitment to purchase securities on a when-issued basis, the Fund will record the transaction, reflect the daily value of the securities when determining the net asset value of the Fund, and if applicable, calculate the maturity for the purposes of determining the average maturity from the date of the transaction. At the time of settlement, a when-issued security may be valued below the amount of the purchase price.

To facilitate these transactions, the Fund will maintain a segregated account with the Custodian that will include cash, or marketable securities, in an amount which is at least equal to the commitments. On the delivery dates of the transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could incur a loss or a gain due to market fluctuation. Furthermore, the Fund may be at a disadvantage if the other party to the transaction defaults.
When-issued transactions may allow the Fund to hedge against unanticipated changes in interest rates.

Diversification Requirements for the Fund
-----------------------------------------
The Fund intends to meet the diversification requirements of the 1940 Act as currently in effect.

Fundamental Investment Restrictions
-----------------------------------
The following investment restrictions have been adopted by the Trust with respect to the Fund. Except as otherwise stated, these investment restrictions are "fundamental" policies. A "fundamental" policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a "majority of the outstanding voting securities" of the Fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

The Fund may not:
-----------------
(1) Issue senior securities. For purposes of this restriction, borrowing money, making loans, the issuance of shares of beneficial interest in multiple classes or series, the deferral of Trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies, are not deemed to be senior securities.

(2) Borrow money, except (i) in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value from banks or through reverse repurchase agreements or forward roll transactions, (ii) up to an additional 5% of its total assets for temporary purposes, (iii) in connection with short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. For purposes of this investment restriction, investments in short sales, roll transactions, futures contracts, options on futures contracts, securities or indices and forward commitments, entered into in accordance with the Fund's investment policies, shall not constitute borrowing.

(3) Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the 1933 Act.

(4) Purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

(5) Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

(6) Make loans, except that the Fund may (i) lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and
(iv) lend portfolio securities and participate in an interfund lending program with other series of the Trust provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

(7) With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

(8) Invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or its agencies or instrumentalities).

If any percentage restriction described above for the Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund's assets will not constitute a violation of the restriction.

Unless otherwise provided, for purposes of investment restriction (8) above, the term "industry" shall be defined by reference to the SEC Industry Codes set forth in the Directory of Companies Required to File Annual Reports with the Securities and Exchange Commission.


Temporary Defensive Position
----------------------------
For temporary or defensive purposes, the Fund may invest, without limit, in cash or quality short-term debt securities including repurchase agreements. To the extent that the Fund is invested in these instruments, the Fund will not be pursuing its investment objective.

Portfolio Turnover
------------------
The Fund's turnover rate is computed by dividing the dollar amount of the securities which are purchased or sold (whichever amount is smaller) by the average value of the securities owned during the year. Short-term investments such as commercial paper, short-term U.S. Government securities and variable rate securities (those securities with intervals of less than one-year) are not considered when computing the portfolio turnover rate.

For the period June 25, 2002 (commencement of operations) through May 31, 2003, the portfolio turnover rate for the Fund was 121%.



		BOARD OF TRUSTEES AND OFFICERS OF THE TRUST
		-------------------------------------------

Trustees and Officers of the Trust
----------------------------------
The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and dates of birth are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Fund. The Trustees are experienced executives who meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund's performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 40 Richards Avenue, Norwalk, Connecticut 06854.

The Trustees hold office without limit in time except that (a) any Trustee may resign or retire; (b) any Trustee may be removed with or without cause by two-thirds of the remaining Trustees and; (c) any Trustee may be removed by action of two-thirds of the outstanding shares of the Trust.

The President, Treasurer and Secretary of the Trust are elected annually by the Trustees and hold office until the next annual election of officers and until their respective successors are chose and qualified.

The following Trustees are not "interested persons" of the Trust within the meaning of the 1940 Act:


		POSITION(S) HELD			NUMBER        OTHER
NAME		WITH THE FUND	 PRINCIPAL OCCUPATIONS  OF FUNDS IN   DIRECTORSHIPS
AND DATE        AND LENGTH OF 	 DURING PAST 5 YEARS	FUND COMPLEX* HELD BY TRUSTEES
OF BIRTH	TIME SERVED	 			OVERSEEN BY
							 TRUSTEE
-------------   ---------------- ---------------------  ------------- ---------------------------
Jack W.Aber	Trustee since 	 Professor of Finance,	     21	      Trustee of Appleton Growth
DOB: 9/9/37	1999		 Boston University 			Fund (1 portfolio);
				 School of Management		      Trustee of Third Avenue
				 (1972-Present)				Trust (4 portfolios);
								      Trustee of Third Avenue
								      Variable Series Trust
									(1 portfolio)
-------------   ---------------- ---------------------  ------------- ----------------------------
William E.	Trustee since	 President and Owner,	     21	      Trustee of Third Avenue
Chapman,II	1999		 Longboat Retirement			Trust (4 portfolios);
DOB: 9/23/41			 Planning Solutions		      Trustee of Third Avenue
				 (1998-Present);		      Variable Series Trust
				 Hewitt Associates,LLC			(1 portfolio)
				 (part time)provider
				 of Retirement and
				 Investment Education
				 Seminars; President,
				 Retirement Plans Group,
				 Kemper Funds (1990-1998)
-------------   ---------------- ---------------------- ------------- ---------------------------
Edward J.	Trustee since	 Partner, Hepburn Willcox     21      Trustee of Third Avenue
Kaier		1999		 Hamilton & Putnam (1977-	      Trust (4 portfolios);
DOB: 9/23/45			 Present)			      Trustee of Third Avenue
								      Variable Series Trust
									(1 portfolio)
-------------   ---------------- ---------------------- ------------- ---------------------------
Eric Rakowski	Trustee since	 Professor, University of     21      Trustee of Third Avenue
DOB:6/5/58	1999		 California at Berkeley		      Trust (4 portfolios)
				 School of Law (1990-		      Trustee of Third Avenue
				 Present); Visiting 		      Variable Series Trust
				 Professor, Harvard Law 		(1 portfolio)
				 School (1998-1999)
-------------   ---------------- ---------------------- ------------- ---------------------------



* The Fund complex consists of Managers AMG Funds, The Managers Funds, The Managers Trust I and The Managers Trust II.

Interested Trustees The following Trustees are "interested persons" of the Trust within the meaning of the 1940 Act. Mr. Healey is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with, and interest in securities of, Affiliated Managers Group, Inc. Mr. Lebovitz is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with The Managers Funds LLC and Managers Distributors, Inc.


		POSITION(S) HELD			NUMBER        OTHER
NAME		WITH THE FUND	 PRINCIPAL OCCUPATIONS  OF FUNDS IN   DIRECTORSHIPS
AND DATE        AND LENGTH OF 	 DURING PAST 5 YEARS	FUND COMPLEX* HELD BY TRUSTEES
OF BIRTH	TIME SERVED	 			OVERSEEN BY
							 TRUSTEE
-------------   ---------------- ---------------------  ------------- ---------------------------
Sean M.Healey	Trustee since	 President and Chief 	      21		None
DOB:5/9/61	1999		 Operating Officer,
				 Affiliated Managers
				 Group,Inc.(1999-Present);
			         Director,Affiliated
				 Managers Group,Inc.
				 (2001-Present);
				 Executive Vice President,
				 Affiliated Managers Group,
				 Inc.(1995-1999); Vice
				 President, Goldman, Sachs
				 & Company (1987-1995)
-------------   ---------------- ---------------------  ------------- ---------------------------
Peter M.	Trustee since    President and Chief 	       21		None
Lebovitz	2002		 Executive Officer,
DOB :1/18/55	President since  The Managers Funds
		1999		 LLC (1999-Present);
				 President, Managers
				 Distributors, Inc. (2000-
				 Present); Director of
				 Marketing, The Managers
				 Funds, LP (1994-1999);
				 Director of Marketing,
				 Hyperion Capital
				 Management, Inc. (1993-
				 1994); Senior Vice
				 President, Greenwich
				 Asset Management, Inc.
				 (1989-1993)
-------------   ---------------- ---------------------  ------------- ---------------------------




* 	The Fund complex consists of Managers AMG Funds, The Managers
Funds, Managers Trust I and Managers Trust II.
* The Fund complex consists of Managers AMG Funds, The Managers Funds, The Managers Trust I and The Managers Trust II.

Officers


			POSITION(S) HELD
NAME			WITH THE FUND	 PRINCIPAL OCCUPATIONS
AND DATE        	AND LENGTH OF 	 DURING PAST 5 YEARS
OF BIRTH	   	TIME SERVED

---------------------  	---------------- ------------------------------------------------

Galan G.Daukas		Chief Financial	  Chief Operating Officer,The Managers
DOB: 10/24/63		Office since 2002 Funds LLC (2002-Present); Chief Financial
				  	  Officer The Managers Funds, Managers Trust
				  	  I and Managers Trust II (2002-Present);
				          Chief Operating Officer
				          and Chairman of the Management Committee,
				          Harbor Capital Management Co., Inc. (2000-
				          2002); Chief Operating Officer, Fleet
				          Investment Advisors (1992-2000)
---------------------  	---------------- ------------------------------------------------
Donald S. 		Treasurer since   Director, Finance and Planning, The
Rumery			1999		  Managers Funds LLC,(1994-Present);
DOB:5/29/58				  Treasurer and Chief Financial Officer,
					  Managers Distributors, Inc. (2000-Present);
				  	  Treasurer, The Managers Funds (1995-Present);
					  Secretary, The Managers Funds (1997-Present);
					  Treasurer & Secretary; Managers Trust I and
					  Managers Trust II (2000-Present)
---------------------  	---------------- ------------------------------------------------
John Kingston, III	Secretary since	  Senior Vice President and General Counsel, Affiliated
DOB: 10/23/65		1999		  Managers Group, Inc.(2002-Present); Vice President
					  and Associate General Counsel, Affiliated Managers
					  Group, Inc. (1999-2002); Director and Secretary,
					  Managers Distributors, Inc. (2000-Present); Served in
					  a general counsel capacity, Morgan Stanley Dean Witter
					  Investment Management, Inc. (1998-1999); Associate,
					  Ropes and Gray (1994-1998)
---------------------  	---------------- ------------------------------------------------






Trustee Share Ownership
-----------------------

----------------------	-----------------------	------------------------------
						Aggregate Dollar Range of Equity
						Securities in All registered
			Dollar Range of Equity	Investment Companies Overseen by
			Securities in the Fund	Trustee in Family of Investment
			Beneficially Owned as 	Companies* Beneficially Owned
			of December 31, 2002	as of December 31, 2002
----------------------	-----------------------	------------------------------
Independent Trustees:

Jack W. Aber		    	 None		     $10,001 to $50,001
William E. Chapman II	    	 None	      	      Over $100,000
Edward J. Kaier		   	 None	              Over $100,000
Eric Rakowski		 	 None		     $50,001 to $100,000

----------------------	-----------------------	------------------------------
Interested Trustees:

Sean M. Healey		  	 None		     $50,001 to $100,000
Peter M. Lebovitz	     	 None	       	       Over $100,000

----------------------	-----------------------	------------------------------


* The Fund complex consists of Managers AMG Funds, The Managers Funds, The Managers Trust I and The Managers Trust II.

Audit Committee
---------------
The Board of Trustees has an Audit Committee consisting of the independent Trustees. Under the terms of its charter, the Committee: (a) acts for the Trustees in overseeing the Trust's financial reporting and auditing processes; (b) receives and reviews communications from the auditors relating to the auditors' review of the Fund's financial statements; (c) reviews and assesses the performance and approves the compensation, retention or termination of the Trust's independent auditors; (d) meets periodically with the independent auditors to review the annual audits of the series of the Trust, including the audit of the Fund, and pre-approve the audit services provided by the independent auditors; (e) considers and acts upon proposals for the independent auditors to provide non-audit services to the Trust or the Investment Manager or its affiliates to the extent that such approval is required by applicable laws or regulations; (f) considers and reviews with the independent auditors matters bearing upon the auditors' status as "independent" under applicable standards of independence established from time to time by the SEC and other regulatory authorities; and (g) reviews and reports to the full Board with respect to any material accounting, tax, valuation or record keeping issues that may affect the Trust, its financial statements or the amount of any dividend or distribution right, among other matters. The Audit Committee met twice during the most recent fiscal year.


Trustees' Compensation
----------------------


							Total Compensation
				Aggregate		from the
Name of				Compensation		Fund Complex
Trustee 			from the Fund (a)	Paid to Trustees (b)

-------				-----------------	--------------------

Independent Trustees:
---------------------
Jack W. Aber				$46			$31,500
William E. Chapman, II			$46			$31,500
Edward J. Kaier				$46			$31,500
Eric Rakowski				$46			$31,000

Interested Trustees:
--------------------
Sean M. Healey			 None			 None
Peter M. Lebovitz		 None			 None




(a)	Compensation is for the period from June 25, 2002 (commencement of operations) to May 31, 2003. The Fund does not provide any pension or retirement benefits for the Trustees.

(b)	Total compensation includes compensation paid during the 12-month period ending May 31, 2003 for services as Trustees of Managers AMG Funds, The Managers Funds, The Managers Trust I and The Managers
Trust II.


	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
	---------------------------------------------------

Control Persons
---------------
As of September 4, 2003, no entity or person "controlled" (within the meaning of the 1940 Act) the Fund. An entity or person that "controls" the Fund could have effective voting control over the Fund.

Principal Holders
-----------------
As of September 4, 2003, the following persons or entities owned of record more than 5% of the outstanding shares of the Fund:


Name and Address			No. of Shares	Percent
----------------			-------------	-------
National Financial Services Corp.	132,969		41%
Attn:  Mutual Funds, 5th Floor
200 Liberty Street
New York, NY 10281-1003

The Burridge Group LLC			100,548		31%
333 W. Wacker Drive, Suite 1200
Chicago, IL 60606-1351

State Street Bank & Trust Co.		 29,150		 9%
FBO James R. Licht
c/o The Burridge Group
333 W. Wacker Drive, Suite 1200
Chicago, IL 60606-1351


The Trust did not know of any person who as of September 4, 2003, beneficially owned 5% or more of the Fund's shares.


Management Ownership
--------------------
As of September 4, 2003, all management personnel (i.e.,
Trustees and Officers) as a group owned beneficially less than 1% of the outstanding shares of the Fund.


			MANAGEMENT OF THE FUND
			----------------------

Investment Manager and Sub-Advisor
----------------------------------
The Trustees provide broad supervision over the operations and affairs of the Trust and the Fund. The Managers Funds LLC (the "Investment Manager") serves as investment manager to the Fund. A wholly owned subsidiary of Affiliated Managers Group, Inc. ("AMG") serves as the Managing Member of the Investment Manager. AMG is located at 600 Hale Street, Prides Crossing, Massachusetts 01965. Managers Distributors, Inc. ("MDI"), a wholly-owned subsidiary of The Managers Funds LLC, serves as distributor of the Fund.

The Investment Manager and its corporate predecessors have had over 20 years of experience in evaluating sub-advisors for individuals and institutional investors. As part of its services to the Fund under an investment management agreement with the Trust (the "Investment Management Agreement"), the Investment Manager also carries out the daily administration of the Trust and Fund. For its investment management services, the Investment Manager receives an investment management fee from the Fund. All or a portion of the investment management fee paid by the Fund to the Investment Manager is used to pay the advisory fees of The Burridge Group LLC, the sub-advisor which manages the assets of the Fund (the "Sub-Advisor" or "Burridge"). The Investment Manager receives no additional compensation from the Fund for its administration services. Burridge was selected by the Investment Manager, subject to the review and approval of the Trustees. Burridge was formed in 1986. As of June 30, 2003, Burridge's assets under management totaled approximately $1.5 billion. Burridge's address is 333 West Wacker Drive, Chicago, Illinois 60606.

The Sub-Advisor has discretion, subject to oversight by the Trustees and the Investment Manager, to purchase and sell portfolio assets, consistent with the Fund's investment objectives, policies and restrictions. Generally, the services which the Sub-Advisor provides to the Fund are limited to asset management and related recordkeeping services. The Sub-Advisor may also serve as a discretionary or non-discretionary investment advisor to management or advisory accounts which are unrelated in any manner to the Investment Manager or its affiliates.

Compensation of Investment Manager and Sub-Advisor by the Fund
--------------------------------------------------------------
As compensation for the investment management services rendered and related expenses under the Investment Management Agreement, the Fund has agreed to pay the Investment Manager an investment management fee, which is computed daily as a percentage of the average of the value of the net assets of the Fund and may be paid monthly. As compensation for the investment management services rendered and related expenses under the Sub-Advisory Agreement, the Investment Manager has agreed to pay the Sub-Advisor a fee (net of all mutually agreed upon fee waivers and reimbursements required by applicable law) for managing the portfolio, which is also computed daily and paid monthly. The fee paid to the Sub-Advisor is paid out of the fee the Investment Manager receives from the Fund and does not increase the expenses of the Fund.

For the period June 25, 2002 (commencement of operations) through May 31, 2003, no fee was paid under the Investment Management Agreement with respect to the Fund. If the Investment Manager had not agreed to waive all or a portion of its fees in connection with a contractual agreement to limit the Fund's total annual operating expenses to 1.49% of average daily net assets during the periods, the fee under that agreement would have been $11,740.

Fee Waivers and Expense Limitations
-----------------------------------
The Investment Manager has contractually agreed to limit total annual Fund operating expenses (exclusive of taxes, interest, brokerage costs and extraordinary items) to 1.49% through at least October 1, 2004, subject to later reimbursement by the Fund in certain circumstances. The waiver may, at the discretion of the Investment Manager, be continued beyond such point. See "Managers AMG Funds" in the Prospectus for further information. The Investment Manager has decided to waive all or a portion of its fees from the Fund or reimburse expenses to the Fund for a variety of reasons, including attempting to make the Fund's performance more competitive as compared to similar funds.

Investment Management and Sub-Advisory Agreements
-------------------------------------------------
The Managers Funds LLC serves as investment manager to the Fund under the Investment Management Agreement. The Investment Management Agreement permits the Investment Manager to from time to time engage one or more Sub-Advisors to assist in the performance of its services. Pursuant to the Investment Management Agreement, the Investment Manager has entered into a sub-advisory agreement with The Burridge Group LLC (the "Sub-Advisory Agreement").

The Investment Management Agreement and the Sub-Advisory Agreement provide for an initial term of two years and thereafter shall continue in effect from year to year so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreements or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Investment Management Agreement and the Sub-Advisory Agreement may be terminated, without penalty, by the Board of Trustees, by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) by the Investment Manager or (in the case of the Sub-Advisory Agreement) by the Sub-Advisor on not more than 60 days written notice to the other party and to the Fund. The Investment Management Agreement and the Sub-Advisory Agreement terminate automatically in the event of assignment, as defined under the 1940 Act and regulations thereunder.

The Investment Management Agreement provides that the Investment
Manager is specifically responsible for:

	* developing and furnishing continuously an investment program and strategy for the Fund in compliance with the Fund's investment objective and policies as set forth in the Trust's current Registration Statement;

	* providing research and analysis relative to the investment program and investments of the Fund;

	* determining (subject to the overall supervision and review of the Board of Trustees of the Trust) what investments shall be purchased, held, sold or exchanged by the Fund and what portion, if any, of the assets of the Fund shall be held in cash or cash equivalents; and

	* making changes on behalf of the Trust in the investments of the Fund.

Under the Sub-Advisory Agreement, Burridge is responsible for performing substantially these same advisory services for the Investment Manager and the Fund.

The Investment Management Agreement also provides that the Investment Manager shall furnish the Fund with office space and facilities, services of executives and administrative personnel and certain other administrative services.

The Investment Manager compensates all executive and clerical personnel and Trustees of the Trust if such persons are employees of the Investment Manager or its affiliates.

The Fund pays all expenses not borne by its Investment Manager or Sub-Advisor including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trust's independent Trustees, 12b-1 fees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of Trustees who are not directors, officers or employees of the Investment Manager, Sub-Advisor or their affiliates, other than affiliated registered investment companies.

The Sub-Advisory Agreement requires the Sub-Advisor to provide fair and equitable treatment to the Fund in the selection of portfolio investments and the allocation of investment opportunities. However, it does not obligate the Sub-Advisor to acquire for the Fund a position in any investment which any of the Sub-Advisor's other clients may acquire. The Fund shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Fund or otherwise.

Although the Sub-Advisor makes investment decisions for the Fund independent of those for its other clients, it is likely that similar investment decisions will be made from time to time. When the Fund and another client of a Sub-Advisor are simultaneously engaged in the purchase or sale of the same security, the transactions are, to the extent feasible and practicable, averaged as to price and the amount is allocated between the Fund and the other client(s) pursuant to a formula considered equitable by the Sub-Advisor. In specific cases, this system could have an adverse affect on the price or volume of the security to be purchased or sold by the Fund. However, the Trustees believe, over time, that coordination and the ability to participate in volume transactions should benefit the Fund.

Approval of Investment Management and Sub-Advisory Agreements
-------------------------------------------------------------
The Board of Trustees, including a majority of the Trustees that are not "interested persons" of the Trust, approved the investment management agreement with the Investment Manager and the sub-advisory agreement between the Investment Manager and the Sub-Advisor, each relating to the Fund on March 7, 2002 for an initial term of two years. In considering the proposed investment management and sub-advisory agreements for the Fund, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Sub-Advisor, including fee and expense information about the Fund and other similar mutual funds. The Trustees also reviewed information provided by the Sub-Advisor relating to its operations, personnel, investment philosophy and investment strategies and techniques, as well as the performance of the Sub-Advisor in managing other accounts with an investment strategy similar to that of the Fund's. The Trustee's also reviewed the compliance capabilities of the Investment Manager and the Sub-Advisor, including their personal trading policies and procedures. During the review process, representatives of the Manager and the Sub-Advisor provided an oral presentation to the Trustees and answered questions concerning these and related matters. In approving the agreements, the Trustees considered, among other things, the manner in which the proposed new Fund would complement the array of products currently being offered by the Trust and the manner in which responsibility for advisory, administrative and distribution activities would be allocated between the Investment Manager and the Sub-Advisor. In addition, the Trustees considered the shared commitments of the Investment Manager and the Sub-Advisor to maintain expense limitations for the Fund. After considering these and other factors, the Trustees concluded that approval of the agreements would be in the interests of the Fund and its shareholders.

Proxy Voting Policies and Procedures
------------------------------------
Proxies for the Fund's portfolio securities are voted in accordance with Burridge's proxy voting policies and procedures, which are set forth in Appendix A to this Statement of Additional Information, except that for a proxy with respect to shares of an unaffiliated money market fund used as a cash management vehicle (a "Cash Sweep Fund"), the Investment Manager typically votes the proxy as recommended by the Cash Sweep Fund's directors.

Reimbursement Agreement
-----------------------
Under the Investment Management Agreement, the Investment Manager provides a variety of administrative services to the Fund. The Investment Manager receives no additional compensation from the Fund for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Burridge, Burridge reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Fund.

Code of Ethics
--------------
The Trustees have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act on behalf of the Trust. The Code of Ethics of the Trust incorporates the codes of ethics of the Investment Manager, Managers Distributors, Inc. ("MDI") and the Sub-Advisor, which codes are made applicable to "access persons" of the Trust that are also employees of the Investment Manager, MDI or the Sub-Advisor, respectively and the code of ethics of the Sub-Advisor (applicable to "access persons" of the Trust that are also employees of the Sub-Advisor). In combination, these codes of ethics generally require access persons to preclear any personal securities investment (with limited exceptions such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. Subject to compliance with these preclearance procedures, access persons of the Trust who are also access persons of the Investment Manager, MDI or the Sub-Advisor may invest in securities, including securities that may be purchased or held by the Fund.


Distribution Arrangements
-------------------------
Managers Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of The Managers Funds LLC, acts as the distributor in connection with the offering of the Fund's shares. The Distributor bears certain expenses associated with the distribution and sale of shares of the Fund. The Distributor acts as agent in arranging for the sale of the Fund's shares without sales commission or other compensation.

Shares of the Fund are sold without a sales load but are subject to the expenses of a Rule 12b-1 Plan of Distribution. In accordance with the terms of the Plan of Distribution, the Fund has agreed to pay the Distributor 0.25% of the average daily net assets of the Fund. The Distributor will use all or a portion of the amounts received under the Plan of Distribution to finance its distribution or servicing activities, including making payments to financial intermediaries that offer shares of the Fund to their clients through proprietary mutual fund "supermarkets" and similar platforms.

The Distribution Agreement may be terminated by either party under certain specified circumstances and will automatically terminate on assignment in the same manner as the Investment Management Agreement. The Distribution Agreement may be continued annually so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreement or "interested persons" (as defined in the 1940
Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance.

Custodian
---------
The Bank of New York ("BoNY" or the "Custodian"), 100 Church Street,
New York, New York, 10005 is the Custodian for the Fund. It is responsible for holding all cash assets and all portfolio securities of the Fund, releasing and delivering such securities as directed by the Fund, maintaining bank accounts in the name of the Fund, receiving for deposit into such accounts payments for shares of the Fund, collecting income and other payments due the Fund with respect to portfolio securities and paying out monies of the Fund. In addition, when the Fund trades in futures contracts and those trades would require the deposit of initial margin with a futures commission merchant ("FCM"), the Fund will enter into a separate special custodian agreement with a custodian in the name of the FCM which agreement will provide that the FCM will be permitted access to the account only upon the Fund's default under the contract.

The Custodian is authorized to deposit securities in securities depositories or to use the services of sub- custodians, including foreign sub-custodians, to the extent permitted by and subject to the regulations of the Securities and Exchange Commission.

Transfer Agent
--------------
Boston Financial Data Services, Inc., P.O. Box 8517, Boston,
Massachusetts 02266-8517, is the transfer agent (the "Transfer Agent") for the Fund.

Independent Public Accountants
------------------------------
PricewaterhouseCoopers LLP, 160 Federal Street, Boston,
Massachusetts 02110, is the independent public accountant for the Fund. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of the Fund, reviews the Fund's federal and state income tax returns and may provide other audit, tax and related services.



		BROKERAGE ALLOCATION AND OTHER PRACTICES
		----------------------------------------
The Sub-Advisory Agreement provides that the Sub-Advisor place all orders for the purchase and sale of securities which are held in the Fund's portfolio. In executing portfolio transactions and selecting brokers or dealers, it is the policy and principal objective of the Sub-Advisor to seek best price and execution. It is expected that securities will ordinarily be purchased in the primary markets. The Sub-Advisor shall consider all factors that it deems relevant when assessing best price and execution for the Fund, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

In addition, when selecting brokers to execute transactions and in evaluating the best available net price and execution, the Sub-Advisor is authorized by the Trustees to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended), provided by the broker. The Sub-Advisor is also authorized to cause the Fund to pay a commission to a broker who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction. The Sub-Advisor must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which the Sub-Advisor exercises investment discretion. Brokerage and research services received from such brokers will be in addition to, and not in lieu of, the services required to be performed by each Sub-Advisor. The Fund may purchase and sell portfolio securities through brokers who provide the Fund with research services.

The Trust may enter into arrangements with various brokers pursuant to which a portion of the commissions paid by the Fund may be directed by the Fund to pay expenses of the Fund. Consistent with its policy and principal objective of seeking best price and execution, the Sub-Advisor may consider these brokerage recapture arrangements in selecting brokers to execute transactions for the Fund.

The Trustees will periodically review the total amount of commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Fund of using particular brokers or dealers. It is possible that certain of the services received by the Sub-Advisor attributable to a particular transaction will primarily benefit one or more other accounts for which investment discretion is exercised by the Sub-Advisor.

The fees of the Sub-Advisor are not reduced by reason of their receipt of such brokerage and research services. Generally, the Sub-Advisor does not provide any services to the Fund except portfolio investment management and related record-keeping services.

For the period June 25, 2002 (commencement of operations) to May
31, 2003, the Fund paid brokerage commissions of $11,391


		PURCHASE, REDEMPTION AND PRICING OF SHARES
		------------------------------------------
Purchasing Shares
-----------------
Investors may open accounts with the Fund through their financial planners or investment professionals, or by the Trust in limited circumstances as described in the Prospectus. Shares may also be purchased through bank trust departments on behalf of their clients, other investors such as corporations, endowment funds and charitable foundations, and tax-exempt employee welfare, pension and profit-sharing plans. There are no charges by the Trust for being a customer for this purpose. The Trust reserves the right to determine which customers and which purchase orders the Trust will accept.

Certain investors may purchase or sell Fund shares through broker-dealers or through other processing organizations that may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. The Fund may from time to time make payments to such broker-dealers or processing organizations for certain recordkeeping services. Investors who do not wish to receive the services of a broker-dealer or processing organization may consider investing directly with the Trust. Shares held through a broker-dealer or processing organization may be transferred into the investor's name by contacting the broker-dealer or processing organization or the Transfer Agent. Certain processing organizations may receive compensation from the Distributor, the Investment Manager and/or the Sub-Advisor.

Purchase orders received by the Fund before 4:00 p.m. New York Time, c/o Boston Financial Data Services, Inc. at the address listed in the Prospectus on any Business Day will receive the net asset value computed that day. Orders received after 4:00 p.m. from certain processing organizations which have entered into special arrangements with the Investment Manager will also receive that day's offering price provided the orders the processing organization transmits to the Investment Manager were accepted by the processing organization before 4:00 p.m. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Trust. Orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent.

Federal Funds or Bank Wires used to pay for purchase orders must be in U.S. Dollars and received in advance, except for certain processing organizations which have entered into special arrangements with the Trust. Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. Dollars on a U.S. bank.

To ensure that checks are collected by the Trust, proceeds from the redemption of shares that were purchased by check will not be sent until the clearance of the check, i.e., 15 calendar days after the date of purchase, unless arrangements are made with the Investment Manager. However, during this 15-day period, such shareholder may exchange such shares into any series of Managers AMG Funds, The Managers Funds, The Managers Trust I or The Managers Trust II subject to applicable restrictions such as minimum investment amounts. The 15-day holding period for redemption proceeds would still apply to such exchanges.

If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred.
The Trust has the right to prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares. Third-party checks which are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to the Fund or State Street Bank and Trust Company will be accepted.

In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder's account on the Trust's books maintained by the Transfer Agent.


Redeeming Shares
----------------
Any redemption orders received in proper form by the Trust before 4:00 p.m. New York Time on any Business Day will receive the net asset value determined at the close of regular business of the New York Stock Exchange (the "NYSE") on that day. Orders received after 4:00 p.m. from certain processing organizations which have entered into special arrangements with the Investment Manager will also be redeemed at the net asset value computed that day provided the orders the processing organization transmits to the Investment Manager were received by the processing organization before 4:00 p.m.

Redemption orders received after 4:00 p.m. will be redeemed at the net asset value determined at the close of regular business of the NYSE on the next Business Day. Redemption orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent. If you are trading through a broker-dealer or investment advisor, such investment professional is responsible for promptly transmitting orders. There is no redemption charge. The Fund reserves the right to redeem shareholder accounts (after 60 days notice) when the value of the Fund shares in the account falls below $5000 due to redemptions. Whether the Fund will exercise its right to redeem shareholder accounts will be determined by the Investment Manager on a case-by-case basis.

If the Fund determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Fund, in lieu of cash, in conformity with the applicable rule of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets to cash. The method of valuing portfolio securities is described under the "Net Asset Value," and such valuation will be made as of the same time the redemption price is determined.

Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the request must include the shareholder's taxpayer identification number or account number, Fund number and signatures of all account holders. All redemptions will be mailed to the address of record on the shareholder's account. In addition, if a shareholder sends a check for the purchase of shares of the Fund and shares are purchased before the check has cleared, the transmittal of redemption proceeds from the shares will occur upon clearance of the check (i.e., 15 days). The Fund reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption beyond seven days as follows: (i) during periods when the NYSE is closed for other than weekends and holidays or when trading on the NYSE is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Fund of, or evaluation of the net asset value of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.


Exchange of Shares
------------------
An investor may exchange shares from the Funds into shares of any series of Managers AMG Funds, The Managers Funds, The Managers Trust I or The Managers Trust II. Since an exchange is the sale of shares of the fund exchanged out of and the purchase of shares of the fund exchanged into, the usual purchase and redemption procedures, requirements and restrictions apply to each exchange. Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number. In addition, an investor who intends to continue to maintain an account in a Fund may make an exchange out of that Fund only if following the exchange the investor would continue to meet the Fund's minimum investment amount. Settlement on the purchase of shares of any series of Managers AMG Funds, The Managers Funds, The Managers Trust I or The Managers Trust II will occur when the proceeds from redemption become available. Shareholders are subject to federal income tax and may recognize capital gains or losses on the exchange for federal income tax purposes. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

Net Asset Value
---------------
The Fund computes its Net Asset value once daily on Monday through Friday on each day on which the NYSE is open for trading, at the close of business of the NYSE, usually 4:00 p.m. New York Time. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund may close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The time at which orders are accepted and shares are redeemed may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. New York Time.

The net asset value per share of a Fund is equal to the Fund's net worth (assets minus liabilities) divided by the number of shares outstanding. Fund securities listed on an exchange are valued at the last quoted sale price on the exchange where such securities are primarily traded on the valuation date, prior to the close of trading on the NYSE, or, lacking any sales, at the last quoted bid price on such principal exchange prior to the close of trading on the NYSE. Over-the-counter securities are valued at the Nasdaq Official Closing Price if one is available. Otherwise, over-the-counter securities are generally valued on the basis of the last quoted bid price. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Trustees.



Dividends and Distributions
---------------------------
The Fund declares and pays dividends and distributions as described in the Prospectus.

If a shareholder has elected to receive dividends and/or their distributions in cash and the postal or other delivery service is unable to deliver the checks to the shareholder's address of record, the dividends and/or distribution will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

Distribution Plan
-----------------
The Trust has adopted a "Plan of Distribution Pursuant to Rule
12b-1" (the "Distribution Plan") under which the Trust may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of shares, including, but not limited to, (1) making payments to underwriters, securities dealers and others engaged in the sale of shares, including payments to the Distributor to compensate or reimburse other persons for engaging in such activities and (2) paying expenses or providing reimbursement of expenditures incurred by the Distributor or other persons in connection with the offer or sale of shares, including expenses relating to the formulation and implementation of marketing strategies and promotional activities such as direct mail promotions and television, radio, newspaper, magazine and other mass media advertising, the preparation, printing and distribution of sales literature and reports for recipients other than existing shareholders of the Trust, and obtaining such information, analyses and reports with respect to marketing and promotional activities and investor accounts as the Trust may, from time to time, deem advisable. The Trust and the Fund are authorized to engage in the activities listed above, and in other activities primarily intended to result in the sale of shares, either directly or through other persons with which the Trust has entered into agreements pursuant to the Distribution Plan. Under the Distribution Plan, the Board of Trustees has authorized payments equal on an annual basis 0.25% of the average annual net assets of the Fund.


			CERTAIN TAX MATTERS
			-------------------

The following summary of certain federal income tax considerations is based on current law, is for general information only, and is not tax advice. This discussion does not address all aspects of taxation that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, financial institutions or broker dealers, foreign corporations, and persons who are not citizens or residents of the United States) subject to special treatment under the federal income tax laws.

EACH SHAREHOLDER IS ADVISED TO CONSULT HIS OR HER OWN TAX ADVISOR
WITH RESPECT TO THE SPECIFIC TAX CONSEQUENCES TO THE SHAREHOLDER OF AN INVESTMENT IN A FUND, INCLUDING THE EFFECT AND APPLICABILITY OF STATE, LOCAL, FOREIGN, AND OTHER TAX LAWS AND THE POSSIBLE EFFECTS OF CHANGES IN FEDERAL OR OTHER TAX LAWS. THIS DISCUSSION IS NOT INTENDED AS A
SUBSTITUTE FOR CAREFUL TAX PLANNING.

Federal Income Taxation of Fund-In General
------------------------------------------
The Fund intends to qualify and elect to be treated each taxable year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), although the Fund cannot give complete assurance that it will qualify to do so. Accordingly, the Fund must, among other things, (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); and (b) invest the Fund's assets (as of the close of each quarter of the taxable year) in such a manner that (i) at least 50% of the value of the Fund's total assets be represented by cash and cash items (including receivables), Government securities and securities of other regulated investment companies, and other securities limited in respect of any one issuer (except with regard to certain investment companies furnishing capital to development corporations) to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of the value of the Fund's total assets be invested in the securities (other than Government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers each of which the Fund owns 20% or more of the total combined voting power of all classes of stock entitled to vote, and are engaged in the same or similar trades or businesses or related trades or businesses.

If the Fund should fail to qualify as a regulated investment company in any year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders corporate dividends to the extent of the Fund's current or accumulated earnings and profits. Also, the shareholders, if they received a distribution in excess of current or accumulated earnings and profits, would receive a return of capital that would reduce the basis of their shares of the Fund to the extent thereof. Any distribution in excess of a shareholder's basis in the shareholder's shares would be taxable as gain realized from the sale of such shares.

The Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year the Fund must distribute an amount equal to at least 98% of the sum of its ordinary income (excluding tax-exempt interest income and not taking into account any capital gains or losses) for the calendar year, and its net capital gain income for the 12-month period ending on October 31, in addition to any undistributed portion of the respective balances from the prior year. For that purpose, any income or gain retained by the Fund that is subject to corporate tax will be considered to have been distributed by year end. The Fund intends to make sufficient distributions to avoid this 4% excise tax.


Taxation of the Fund's Investments
----------------------------------
Original Issue Discount; Market Discount. For federal income tax purposes, debt securities purchased by the Fund may be treated as having original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as income earned by the Fund, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Under Section 1286 of the Code, an investment in a stripped bond or stripped coupon may result in original issue discount.

Debt securities may be purchased by the Fund at a discount that exceeds the original issue discount plus previously accrued original issue discount remaining on the securities, if any, at the time the Fund purchases the securities. This additional discount represents market discount for federal income tax purposes. In the case of any debt security issued after July 18, 1984 and obligations issued on or before July 18, 1984 that were purchased after April 30, 1993, having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless the Fund elects to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis. The Fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred or continued to purchase or carry any debt security having market discount, unless the Fund makes the election to include market discount currently. Because the Fund must include original issue discount in income, it will be more difficult for the Fund to make the distributions required for the Fund to maintain its status as a regulated investment company under Subchapter M of the Code or to avoid the 4% excise tax described above.

Options and Futures Transactions. Certain of the Fund's investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in the Fund's income for purposes of the 90% test, and require inclusion of unrealized gains in the Fund's income for purposes of the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses; and (iii) characterize both realized and unrealized gain or loss as short-term and long-term gain, irrespective of the holding period of the investment. Such provisions generally apply to, among other investments, options on debt securities, indices on securities and futures contracts. The Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent disqualification of the Fund as regulated investment company.


Federal Income Taxation of Shareholders
---------------------------------------
To the extent of the Fund's accumulated earnings and profits, ordinary income distributions, and distributions of generally net realized short-term capital gains by the Fund to shareholders who are liable for federal income taxes will generally be taxed as ordinary income to such shareholders. However, under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (effective for tax years 2003 through 2008) (the "Jobs and Growth Act"), such distributions will generally constitute qualified dividend income eligible for a maximum rate of 15% to individuals. Under the Jobs and Growth Act, however, if the aggregate amount of qualified dividend income received by the Fund during any taxable year is less than 95% of the Fund's gross income (as specifically defined for that purpose), such distributions will be eligible for a maximum rate of 15% to individuals if designated by the Fund as qualified dividend income. The Fund may designate such distributions as qualified dividend income only to the extent the Fund itself has qualified dividend income for the taxable year in which such distribution are made.
Qualified dividend income is generally dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with comprehensive tax treaties with the United States, or the stock of which is readily tradable on an established securities market in the United States). Distributions of net capital gains will be taxed as long-term capital gains regardless of how long such shareholders have held shares of the Fund. These provisions apply whether the dividends and distributions are received in cash or reinvested in additional shares. Any loss realized upon the redemption of shares within 6 months from the date of their purchase will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains during such 6-month period. Losses incurred on the sale of shares of the Fund may be required to be deferred in the event the shareholder acquires other Fund shares within 30 days prior to the sale of the loss shares or 30 days after such sale.

Dividends paid by each Fund may be eligible for the 70% dividends-received deduction for corporations. The percentage of a Fund's dividends eligible for such tax treatment may be less than 100% to the extent that less than 100% of the Fund's gross income may be from qualifying dividends of domestic corporations. Any dividend declared in October, November or December and made payable to shareholders of record in any such month is treated as received by such shareholder on December 31, provided that the Fund pays the dividend during January of the following calendar year.

Distributions by the Fund can result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a taxable distribution will then receive a return of investment upon distribution which will nevertheless be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution.

State and Local Taxes. The Fund may also be subject to state and/or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult with their own tax advisors concerning the foregoing state and local tax consequences of investing in the Fund.

Tax-Exempt Investors. If a shareholder that is a benefit plan investor (e.g., an individual retirement account, pension plan, 401(k) plan, or Keogh plan) or charitable organization (a "Tax Exempt Investor") incurs debt to finance the acquisition of its shares, a portion of the income received by the Tax-Exempt Investor with respect to its shares would constitute unrelated business taxable income ("UBTI"). In that case, the UBTI portion of the Tax Exempt Investor's income from its investment in a Fund for the year would equal the total income from its investment in the Fund recognized by the Tax-Exempt Investor in that year multiplied by the ratio of the Tax-Exempt Investor's average acquisition debt balance to the average tax basis of its shares for the year. A Tax-Exempt Investor is generally subject to federal income tax to the extent that its UBTI for a taxable year exceeds its $1,000 exclusion.


Other Taxation
--------------
The Fund is series of a Massachusetts business trust. Under current law, neither the Trust nor the Fund is liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

Shareholders should consult their tax advisors about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.


			PERFORMANCE DATA
			----------------

From time to time, the Fund may quote performance in terms of yield, actual distributions, total return or capital appreciation in reports, sales literature, and advertisements published by the Fund. For periods prior to the Fund's inception on June 25, 2002, the Fund's performance reflects the performance of the Fund's predecessor, a 401(k) plan trust (the "Predecessor Account"). The Predecessor Account began operations on September 26, 2000. The Predecessor Account was not registered as a mutual fund and, therefore, was not subject to certain investment restrictions that are imposed upon mutual funds. If the Predecessor Account had been registered as a mutual fund, the Predecessor Account's performance may have been adversely affected. Past performance (including the performance of the Predecessor Account) does not guarantee future results. The following tables illustrate how the performance of the Fund and the Predecessor Account have varied, assuming that all dividends and capital gain distributions have been reinvested.

Average Annual Total Return
---------------------------
The Fund may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods that the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

			P (1 + T)^n = ERV

In the above formula, P = a hypothetical initial payment of $1,000
T	=	average annual total return
n	=	number of years
ERV	=	ending redeemable value of the hypothetical $1,000 payment
made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period

The formula assumes that any charges are deducted from the initial $1,000 payment and assumes that all dividends and distributions by the Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period.

The following table shows the average annual total returns for the period ended May 31, 2003, which include performance of the Predecessor Account for periods prior to the Fund's inception on June 25, 2002.




                		One Year       	Since Inception
				--------	---------------
Average Annual Total Return	-1.21%		6.72%


After Tax and Cumulative Returns
--------------------------------
Average Annual Total Returns (After Taxes on Distributions).  The
Fund may also advertise average annual total return (after taxes on distributions) for 1-, 5-, and 10-year periods or for such lesser period as the Fund has been in existence. Average annual total return (after taxes on distributions) is determined by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending value, according to the following formula:


			P(1+T)^n = ATVD

Where:

P	=	a hypothetical initial payment of $1,000.
T	=	average annual total return (after taxes on
		distributions).
n	=	number of years.
ATVD	=	ending value of a hypothetical $1,000 payment made at
		the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption.

The calculation of average annual total return (after taxes on distributions) assumes that any charges are deducted from the initial $1,000 payment and that all distributions by the Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period. Taxes due on any distributions by the Fund are calculated by applying the tax rates discussed below to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date, e.g. the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, such as tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law.

The tax rate used in calculating average annual return (after taxes on distributions) is the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The calculation disregards any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

The following table shows the average annual total returns (after taxes on distributions) for the periods ended May 31, 2003. As a tax deferred arrangement, the Predecessor Account made no distributions, therefore, the calculation of taxes on distributions reflects only the Fund's distributions following inception on June 25, 2002.



                		One Year        Since Inception
				--------	---------------
Average Annual Total Returns 	-1.21%		6.72%
(After Taxes on Distributions)




Average Annual Total Return (After Taxes on Distributions and
Redemptions) The Fund may also advertise average annual total return (after taxes on distributions and redemption) for 1-, 5-, and 10-year periods or for such lesser period as the Fund has been in existence. Average annual total return (after taxes on distributions and redemption) is determined by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending value, according to the following formula:


			P(1+T)^n = ATVDR

Where:
P	=	a hypothetical initial payment of $1,000.
T	=	average annual total return (after taxes on
		distributions and redemption).
n	=	number of years.
ATVDR	=	ending value of a hypothetical $1,000 payment made at
		the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.

The calculation of average annual total return (after taxes on distributions and redemption) assumes that any charges are deducted from the initial $1,000 payment and that all distributions by the Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period. Taxes due on any distributions by the Fund are calculated by applying the tax rates discussed below to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date, e.g. the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, such as tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law.

The tax rate used in calculating average annual return (after taxes on distributions and redemption) is the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The calculation disregards any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

The ending value used in calculating average annual return (after taxes on distributions and redemption) is determined by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. Capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds. The basis of shares acquired through the $1,000 initial investment and each subsequent distribution is included in determining the basis for a reinvested distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions.

The capital gain taxes (or the benefit resulting from tax losses) used in calculating average annual return (after taxes on distribution and redemption) are determined using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The calculation assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

The following table shows the average annual total returns (after taxes on distributions and redemption) for the periods ended May 31, 2003, which include performance of the Predecessor Account for periods prior to the Fund's inception on June 25, 2002. As a tax-deferred arrangement, the Predecessor Account made no distributions and therefore was not subject to any taxes on distributions.


                		One Year        Since Inception
				--------	---------------
Average Annual Total Return
(after taxes on distributions
and redemption)	    		N/A	      	N/A



Cumulative Total Return. The Fund may also advertise cumulative total return (the actual change in value of an investment in the Fund assuming reinvestment of dividends and capital gains.

The following table shows the cumulative total returns for the periods ended May 31, 2003, which include performance of the Predecessor Account for periods prior to the Fund's inception on June 25, 2002.




                		One Year       	Since Inception
				--------	---------------
Cumulative Total Return        	-1.21%	     	6.72%



Performance Comparisons
-----------------------
The Fund may compare its performance to the performance of other mutual funds having similar objectives. This comparison must be expressed as a ranking prepared by independent services or publications that monitor the performance of various mutual funds such as Lipper, Inc. ("Lipper") and Morningstar, Inc., ("Morningstar"). Lipper prepares the "Lipper Composite Index," a performance benchmark based upon the average performance of publicly offered stock funds, bond funds, and money market funds as reported by Lipper. Morningstar, a widely used independent research firm, also ranks mutual funds by overall performance, investment objectives and assets. The Fund's performance may also be compared to the performance of various unmanaged indices such as the Russell 2000 Value Index, Russell 3000 Index, Wilshire 5000 Equity Index, Russell 3000 Growth Index, Russell 1000 Growth Index, Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's 400 Composite Stock Price Index or the Dow Jones Industrial Average.

Massachusetts Business Trust
----------------------------
The Fund is series of a "Massachusetts business trust." A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability and are described below.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Declaration of Trust of the Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, instrument or undertaking made on behalf of the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Fund. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Fund. The Trustees of the Trust intend to conduct the operations of the Trust in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Fund.

The Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee or agent of the Fund or to a shareholder, and that no Trustee, officer, employee or agent is liable to any third persons in connection with the affairs of the Fund, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the Fund for any satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Trust's Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.


Description of Shares
---------------------
The Trust is an open-end management investment company organized as a Massachusetts business trust in which the Fund represents separate series of shares of beneficial interest. See "Massachusetts Business Trust" above. The Trustees may classify or reclassify any series of the Trust into one or more classes.

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and to divide or combine the shares of any series, if applicable, without changing the proportionate beneficial interest of each shareholder in the Fund or assets of another series, if applicable. Each share of the Fund represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. See "Massachusetts Business Trust" above. Shares of the Fund have no preemptive or conversion rights and are fully paid and non-assessable. The rights of redemption and exchange are described in the Prospectus and in this Statement of Additional Information.

The shareholders of the Trust are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of the Fund shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or by the Declaration of Trust of the Trust.

Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee from office. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the shares of the Trust. In addition, whenever ten or more shareholders of record who have been shareholders of record for at least six months prior to the date of the application, and who hold in the aggregate either shares of the Fund having a net asset value of at least $25,000 or at least 1% of the Trust's outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any of the Trustees and accompanies by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either:
(1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed shareholder communication and form of request. If the Trustees elect to follow the latter, the Trustees, upon the written request of such applicants accompanied by a tender of the material to be mailed and the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more objections or refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more objections, the SEC shall find, after notice and opportunity for a hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

The Trustees have authorized the issuance and sale to the public of shares of several series of the Trust. The Trustees may authorize the issuance of additional series of the Trust. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset value procedures. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of the additional series will approve the adoption of any management contract, distribution agreement and any changes in the investment policies of the Fund, to the extent required by the 1940 Act.


Additional Information
----------------------
This Statement of Additional Information and the Prospectus do not contain all of the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statements, including the Exhibits filed therewith, may be examined at the office of the SEC in Washington DC.

Statements contained in the Statement of Additional Information and the Prospectus concerning the contents or any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an Exhibit to the applicable Registration Statement. Each such statement is qualified in all respects by such reference.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus or this Statement of Additional Information, in connection with the offer of shares of the Fund and, if given or made, such other representations or information must not be relied upon as having been authorized by the Trust, the Fund or the Distributor. The Prospectus and this Statement of Additional Information do not constitute an offer to sell or solicit an offer to buy any of the securities offered thereby in any jurisdiction to any person to whom it is unlawful for the Fund or the Distributor to make such offer in such jurisdictions.


			FINANCIAL STATEMENTS
			--------------------

The Fund's audited Financial Statements for the fiscal year ended
May 31, 2003 and the related Notes to the Financial Statements for the Fund, as well as the Report of Independent Accountants by PricewaterhouseCoopers LLP, are incorporated by reference into this Statement of Additional Information from the Fund's Annual Report for the fiscal year ended May 31, 2003, filed with the Securities and Exchange Commission. The Fund's Annual Report is available without charge by calling Managers AMG Funds at (800) 835-3879 or by visiting our website at www.managersamg.com or on the SEC's website at www.sec.gov.


				Date of Annual Report; Date of Filing of Annual
Fund				Report; Accession Number
----				------------------------
Burridge Small Cap Growth Fund	5/31/03; 7/30/03; 0001089951-03-000044

The Burridge Group LLC
Proxy Voting Statement
======================

The Burridge Group LLC (the "Firm") has adopted and implemented policies and procedures that the Firm believes are reasonably designed to ensure that proxies are voted in the best interest of clients in those cases where a client has contractually given proxy voting responsibility to the firm. Votes are cast in accordance with the Firm's fiduciary duties and SEC rule 206(4)-6 under the Investment Advisers Act of 1940. The proxy voting guidelines have been tailored to reflect these rules and the long-standing fiduciary standards and responsibilities for ERISA accounts set out by the Department of Labor.

The Firm has contracted Institutional Shareholder Services ("ISS"), an outsourcing company, to handle administration and voting of client proxies. Additionally, ISS provides research on proxy proposals and vote recommendations based on written guidelines, which are reviewed and approved annually by the Firm's Proxy Voting Committee. The Proxy Voting Committee is made up of the Firm's Portfolio Managers, CEO and Compliance Officer. The Firm will accept vote recommendations from ISS that are in line with management.
Recommendations to vote against management are reviewed by at least two members of the Proxy Voting Committee and may be changed to a vote with management if it is determined to be in the best interests of the clients. Members of the Committee will also review issues for which ISS does not provide a recommendation.

In cases when the Firm has a material conflict of interest that could influence how proxies are voted, those conflicts will be resolved in the best interests of the client by using the recommendation of ISS, thereby eliminating the possibility of the conflict affecting the voting decision.

There may be cases where the Firm deems that the cost benefit analysis of voting proxies received for client accounts may lead to the Firm declining to vote. Such instances may include:

    *	Voting for foreign securities in countries which require
	"shareblocking."

    *	Completing ballots for companies held in the client account as of the
	record date, but which are no longer owned at the time that a vote would be cast.

				APPENDIX A
				==========

			The Burridge Group LLC
			     Proxy Voting
			      Guidelines
				Summary


1.  Operational Items
=====================

Adjourn Meeting
---------------
Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.


Amend Quorum Requirements
-------------------------
Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.


Amend Minor Bylaws
------------------
Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

Change Company Name
-------------------
Vote FOR proposals to change the corporate name.


Change Date, Time, or Location of Annual Meeting
------------------------------------------------
Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.
Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.


Ratifying Auditors
------------------
Vote FOR proposals to ratify auditors, unless any of the following apply:

* An auditor has a financial interest in or association with the company, and is therefore not independent

* Fees for non-audit services are excessive, or

* There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.
Vote FOR shareholder proposals asking for audit firm rotation, unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company.


Transact Other Business
-----------------------
Vote AGAINST proposals to approve other business when it appears as voting item.

2.	Board of Directors
==========================

Voting on Director Nominees in Uncontested Elections
----------------------------------------------------
Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

* Attend less than 75 percent of the board and committee meetings without a valid excuse

* Implement or renew a dead-hand or modified dead-hand poison pill

* Ignore a shareholder proposal that is approved by a majority of the shares outstanding

* Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

* Failed to act on takeover offers where the majority of the shareholders tendered their shares

* Are inside directors or affiliated outsiders and sit on the audit, compensation, or nominating committees

* Are inside directors or affiliated outsiders and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees

* Are audit committee members and the non-audit fees paid to the auditor are excessive.

In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.


Age Limits
----------
Vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.


Board Size
----------
Vote FOR proposals seeking to fix the board size or designate a range for the board size.
Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

Classification/Declassification of the Board
--------------------------------------------
Vote AGAINST proposals to classify the board.
Vote FOR proposals to repeal classified boards and to elect all directors annually.


Cumulative Voting
-----------------
Vote AGAINST proposals to eliminate cumulative voting.
Vote proposals to restore or permit cumulative voting on a CASE-
BY-CASE basis relative to the company's other governance provisions.


Director and Officer Indemnification and Liability Protection
-------------------------------------------------------------
Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.

Vote AGAINST proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care.

Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.

Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if both of the following apply:

* The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
* Only if the director's legal expenses would be covered.


Establish/Amend Nominee Qualifications
--------------------------------------
Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.
Vote AGAINST shareholder proposals requiring two candidates per board seat.


Filling Vacancies/Removal of Directors
--------------------------------------
Vote AGAINST proposals that provide that directors may be removed only for cause.
Vote FOR proposals to restore shareholder ability to remove directors with or without cause.
Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.


Independent Chairman (Separate Chairman/CEO)
--------------------------------------------
Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, the following factors should be taken into account in determining whether the proposal warrants support:

* Designated lead director appointed from the ranks of the independent board members with clearly delineated duties

* Majority of independent directors on board

* All-independent key committees

* Committee chairpersons nominated by the independent directors

* CEO performance reviewed annually by a committee of outside directors

* Established governance guidelines

* Company performance.



Majority of Independent Directors/Establishment of Committees
-------------------------------------------------------------
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence. Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.


Stock Ownership Requirements
----------------------------
Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.
While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.


Term Limits
-----------
Vote AGAINST shareholder proposals to limit the tenure of outside directors.

3.	Proxy Contests
======================

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the following factors:

* Long-term financial performance of the target company relative to its industry; management's track record

* Background to the proxy contest

* Qualifications of director nominees (both slates)

* Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.


Reimbursing Proxy Solicitation Expenses
---------------------------------------
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.


Confidential Voting
-------------------
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.
Vote FOR management proposals to adopt confidential voting.

4.	Antitakeover Defenses and Voting Related Issues
=======================================================
Advance Notice Requirements for Shareholder Proposals/Nominations Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.


Amend Bylaws without Shareholder Consent
----------------------------------------
Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.
Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.


Poison Pills
------------
Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.
Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.
Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.


Shareholder Ability to Act by Written Consent
---------------------------------------------
Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Vote FOR proposals to allow or make easier shareholder action by written consent.


Shareholder Ability to Call Special Meetings
--------------------------------------------
Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.


Supermajority Vote Requirements
-------------------------------
Vote AGAINST proposals to require a supermajority shareholder vote.
Vote FOR proposals to lower supermajority vote requirements.

5.  Mergers and Corporate Restructurings
========================================

Appraisal Rights
----------------
Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.


Asset Purchases
---------------
Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

* Purchase price

* Fairness opinion

* Financial and strategic benefits

* How the deal was negotiated

* Conflicts of interest

* Other alternatives for the business

* Noncompletion risk.


Asset Sales
-----------
Votes on asset sales should be determined on a CASE-BY-CASE basis, considering the following factors:

* Impact on the balance sheet/working capital

* Potential elimination of diseconomies

* Anticipated financial and operating benefits

* Anticipated use of funds

* Value received for the asset

* Fairness opinion

* How the deal was negotiated

* Conflicts of interest.


Bundled Proposals
-----------------
Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.
In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support suchp roposals.


Conversion of Securities
------------------------
Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

Corporate Reorganization/Debt Restructuring/Prepackaged
Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans

Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:

* Dilution to existing shareholders' position

* Terms of the offer

* Financial issues

* Management's efforts to pursue other alternatives

* Control issues

* Conflicts of interest.

Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.


Formation of Holding Company
----------------------------
Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:

* The reasons for the change

* Any financial or tax benefits

* Regulatory benefits

* Increases in capital structure

* Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:

* Increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS Capital Structure model

* Adverse changes in shareholder rights


Going Private Transactions (LBOs and Minority Squeezeouts)
----------------------------------------------------------
Vote going private transactions on a CASE-BY-CASE basis, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and noncompletion risk.


Joint Ventures
--------------
Votes CASE-BY-CASE on proposals to form joint ventures, taking into account the following: percentage of assets/business contributed, percentage ownership, financial and strategic benefits, governance structure, conflicts of interest, other alternatives, and noncompletion risk.

Liquidations
------------
Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.
Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.


Mergers and Acquisitions/ Issuance of Shares to Facilitate Merger or Acquisition

Votes on mergers and acquisitions should be considered on a CASE-
BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:

* Prospects of the combined company, anticipated financial and operating benefits

* Offer price

* Fairness opinion

* How the deal was negotiated

* Changes in corporate governance

* Change in the capital structure

* Conflicts of interest.


Private Placements/Warrants/Convertible Debentures
--------------------------------------------------
Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review: dilution to existing shareholders' position, terms of the offer, financial issues, management's efforts to pursue other alternatives, control issues, and conflicts of interest.
Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.


Spinoffs

Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on:

* Tax and regulatory advantages

* Planned use of the sale proceeds

* Valuation of spinoff

* Fairness opinion

* Benefits to the parent company

* Conflicts of interest

* Managerial incentives

* Corporate governance changes

* Changes in the capital structure.

Value Maximization Proposals
----------------------------
Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution, and whether company is actively exploring its strategic options, including retaining a financial advisor.

6.  State of Incorporation
==========================

Control Share Acquisition Provisions
------------------------------------
Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.
Vote AGAINST proposals to amend the charter to include control share acquisition provisions.
Vote FOR proposals to restore voting rights to the control shares.


Control Share Cashout Provisions
--------------------------------
Vote FOR proposals to opt out of control share cashout statutes.


Disgorgement Provisions
-----------------------
Vote FOR proposals to opt out of state disgorgement provisions.


Fair Price Provisions
---------------------
Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price. Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.


Freezeout Provisions
--------------------
Vote FOR proposals to opt out of state freezeout provisions.


Greenmail
---------
Vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments. Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.


Reincorporation Proposals
-------------------------
Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.
Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

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Stakeholder Provisions
----------------------
Vote AGAINST proposals that ask the board to consider nonshareholder constituencies or other nonfinancial effects when evaluating a merger or business combination.


State Antitakeover Statutes
---------------------------
Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

7.	Capital Structure
=========================

Adjustments to Par Value of Common Stock

Vote FOR management proposals to reduce the par value of common stock.


Common Stock Authorization
--------------------------
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.
Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.


Dual-class Stock
----------------
Vote AGAINST proposals to create a new class of common stock with superior voting rights.
Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:
* It is intended for financing purposes with minimal or no dilution to current shareholders
* It is not designed to preserve the voting power of an insider or significant shareholder


Issue Stock for Use with Rights Plan
------------------------------------
Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan
(poison pill).


Preemptive Rights
-----------------
Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.


Preferred Stock
---------------
Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock). Vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.
Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.


Recapitalization
----------------
Votes CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.


Reverse Stock Splits
--------------------
Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.
Vote FOR management proposals to implement a reverse stock split to avoid delisting.
Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.


Share Repurchase Programs
-------------------------
Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.


Stock Distributions: Splits and Dividends
-----------------------------------------
Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.


Tracking Stock
--------------
Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spinoff.

8.  Executive and Director Compensation
=======================================

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth
(the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Our model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to executives, adjusted for:

* Long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index),

* Cash compensation, and

* Categorization of the company as emerging, growth, or mature.

These adjustments are pegged to market capitalization. ISS will continue to examine other features of proposed pay plans such as administration, payment terms, plan duration, and whether the administering committee is permitted to reprice underwater stock options without shareholder approval.


Director Compensation
---------------------
Votes on compensation plans for directors are determined on a CASE-BY-CASE basis, using a proprietary, quantitative model developed by ISS.


Stock Plans in Lieu of Cash
---------------------------
Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.
Vote FOR plans which provide a dollar-for-dollar cash for stock exchange.
Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.


Director Retirement Plans
-------------------------
Vote AGAINST retirement plans for nonemployee directors.
Vote FOR shareholder proposals to eliminate retirement plans for nonemployee directors.


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

Management Proposals Seeking Approval to Reprice Options
--------------------------------------------------------
Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
* Historic trading patterns
* Rationale for the repricing
* Value-for-value exchange
* Option vesting
* Term of the option
* Exercise price
* Participation.


Employee Stock Purchase Plans
-----------------------------
Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.
Vote FOR employee stock purchase plans where all of the following apply:

* Purchase price is at least 85 percent of fair market value

* Offering period is 27 months or less, and

* Potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the following apply:

* Purchase price is less than 85 percent of fair market value, or

* Offering period is greater than 27 months, or

* VPD is greater than ten percent


Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-
Related Compensation Proposals)

Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).
Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.
Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of
Section 162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.
Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.


Employee Stock Ownership Plans (ESOPs)
--------------------------------------
Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(k) Employee Benefit Plans
-----------------------------
Vote FOR proposals to implement a 401(k) savings plan for employees.


Shareholder Proposals Regarding Executive and Director Pay
----------------------------------------------------------
Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company. Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.
Vote AGAINST shareholder proposals requiring director fees be paid in stock only.
Vote FOR shareholder proposals to put option repricings to a shareholder vote.
Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.


Option Expensing
----------------
Generally vote AGAINST shareholder proposals asking the company to expense stock options.


Performance-Based Stock Options
-------------------------------
Vote CASE-BY-CASE on shareholder proposals advocating the use of performance-based stock options (indexed, premium-priced, and performance-vested options), taking into account:
* Whether the proposal mandates that all awards be performance-based
* Whether the proposal extends beyond executive awards to those of lower-ranking employees
* Whether the company's stock-based compensation plans meet ISS's SVT criteria and do not violate our repricing guidelines


Golden and Tin Parachutes
-------------------------
Vote FOR shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.
Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden or tin parachutes. An acceptable parachute should include the following:

* The parachute should be less attractive than an ongoing employment opportunity with the firm

* The triggering mechanism should be beyond the control of management

* The amount should not exceed three times base salary plus guaranteed benefits


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



9.  Social and Environmental Issues
===================================

CONSUMER ISSUES AND PUBLIC SAFETY
---------------------------------

Animal Rights
-------------
Vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account:

* The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products),

* The availability and feasibility of alternatives to animal testing to ensure product safety, and

* The degree that competitors are using animal-free testing.

Generally vote FOR proposals seeking a report on the company's animal welfare standards unless:

* The company has already published a set of animal welfare standards and monitors compliance

* The company's standards are comparable to or better than those of peer firms, and

* There are no serious controversies surrounding the company's treatment of animals


Drug Pricing
------------
Vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account:

* Whether the proposal focuses on a specific drug and region

* Whether the economic benefits of providing subsidized drugs
  (e.g., public goodwill) outweigh the costs in terms of reduced profits, lower R&D spending, and harm to competitiveness

* The extent that reduced prices can be offset through the company's marketing budget without affecting R&D spending

* Whether the company already limits price increases of its products

* Whether the company already contributes life-saving pharmaceuticals to the needy and Third World countries

* The extent that peer companies implement price restraints


Genetically Modified Foods
--------------------------

Vote CASE-BY-CASE on proposals to label genetically modified
(GMO) ingredients voluntarily in the company's products, or alternatively to provide interim labeling and eventually eliminate GMOs, taking into account:

* The costs and feasibility of labeling and/or phasing out

* The nature of the company's business and the proportion of it affected by the proposal

* The proportion of company sales in markets requiring labeling or GMO-free products

* The extent that peer companies label or have eliminated GMOs

* Competitive benefits, such as expected increases in consumer demand for the company's products

* The risks of misleading consumers without federally mandated, standardized labeling

* Alternatives to labeling employed by the company.

Vote FOR proposals asking for a report on the feasibility of labeling products containing GMOs.

Vote AGAINST proposals to completely phase out GMOs from the company's products. Such resolutions presuppose that there are proven health risks to GMOs-an issue better left to federal regulators-which outweigh the economic benefits derived from biotechnology.

Vote CASE-BY-CASE on reports outlining the steps necessary to eliminate GMOs from the company's products, taking into account:

* The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution

* The extent that peer companies have eliminated GMOs

* The extent that the report would clarify whether it is viable for the company to eliminate GMOs from its products

* Whether the proposal is limited to a feasibility study or additionally seeks an action plan and timeframe actually to phase out GMOs

* The percentage of revenue derived from international operations, particularly in Europe, where GMOs are more regulated.

Vote AGAINST proposals seeking a report on the health and environmental effects of GMOs and the company's strategy for phasing out GMOs in the event they become illegal in the United States. Studies of this sort are better undertaken by regulators and the scientific community. If made illegal in the United States, genetically modified crops would automatically be recalled and phased out.

Handguns
--------
Generally vote AGAINST requests for reports on a company's policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information.
Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.

Predatory Lending
-----------------
Vote CASE-BY CASE on requests for reports on the company's procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:

* Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices

* Whether the company has adequately disclosed the financial risks of its subprime business

* Whether the company has been subject to violations of lending laws or serious lending controversies

* Peer companies' policies to prevent abusive lending practices.


Tobacco
-------
Most tobacco-related proposals should be evaluated on a CASE-BY-
CASE basis, taking into account the following factors:


Second-hand smoke:

* Whether the company complies with all local ordinances and regulations

* The degree that voluntary restrictions beyond those mandated by law might hurt the company's competitiveness

* The risk of any health-related liabilities.

Advertising to youth:

* Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations

* Whether the company has gone as far as peers in restricting advertising

* Whether the company entered into the Master Settlement
  Agreement, which restricts marketing of tobacco to youth

* Whether restrictions on marketing to youth extend to foreign countries

Cease production of tobacco-related products or avoid selling products to tobacco companies:

* The percentage of the company's business affected

* The economic loss of eliminating the business versus any potential tobacco-related liabilities.

Spinoff tobacco-related businesses:

* The percentage of the company's business affected

* The feasibility of a spinoff

* Potential future liabilities related to the company's tobacco business.


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

Stronger product warnings:
--------------------------
Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.

Investment in tobacco stocks:
Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.



ENVIRONMENT AND ENERGY
----------------------

Arctic National Wildlife Refuge
-------------------------------
Vote CASE-BY-CASE on reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge
(ANWR), taking into account:

* Whether there are publicly available environmental impact reports;

* Whether the company has a poor environmental track record, such as violations of federal and state regulations or accidental spills; and

* The current status of legislation regarding drilling in ANWR.


CERES Principles
----------------
Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:

* The company's current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES

* The company's environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills

* Environmentally conscious practices of peer companies, including endorsement of CERES

* Costs of membership and implementation.


Environmental Reports
---------------------
Generally vote FOR requests for reports disclosing the company's environmental policies unless it already has well-documented environmental management systems that are available to the public.


Global Warming
--------------
Generally vote FOR reports on the level of greenhouse gas emissions from the company's operations and products, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business. However, additional reporting may be warranted if:

* The company's level of disclosure lags that of its competitors, or

* The company has a poor environmental track record, such as violations of federal and state regulations.


Recycling
---------
Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:

* The nature of the company's business and the percentage affected

* The extent that peer companies are recycling

* The timetable prescribed by the proposal

* The costs and methods of implementation

* Whether the company has a poor environmental track record, such as violations of federal and state regulations.


Renewable Energy
----------------
Vote CASE-BY-CASE on proposals to invest in renewable energy sources, taking into account:

* The nature of the company's business and the percentage affected

* The extent that peer companies are switching from fossil fuels to cleaner sources

* The timetable and specific action prescribed by the proposal

* The costs of implementation

* The company's initiatives to address climate change

Generally vote FOR requests for reports on the feasibility of developing renewable energy sources, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business.


GENERAL CORPORATE ISSUES
------------------------

Link Executive Compensation to Social Performance
-------------------------------------------------
Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:

* The relevance of the issue to be linked to pay

* The degree that social performance is already included in the company's pay structure and disclosed

* The degree that social performance is used by peer companies in setting pay

* Violations or complaints filed against the company relating to the particular social performance measure

* Artificial limits sought by the proposal, such as freezing or capping executive pay

* Independence of the compensation committee

* Current company pay levels.


Charitable/Political Contributions
----------------------------------
Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

* The company is in compliance with laws governing corporate political activities, and

* The company has procedures in place to ensure that employee contributions to company-sponsored political action committees
  (PACs) are strictly voluntary and not coercive.

Vote AGAINST proposals to report or publish in newspapers the company's political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements.

Vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.



LABOR STANDARDS AND HUMAN RIGHTS
--------------------------------

China Principles
----------------
Vote AGAINST proposals to implement the China Principles unless:

* There are serious controversies surrounding the company's
  China operations, and

* The company does not have a code of conduct with standards similar to those promulgated by the International Labor
  Organization (ILO).


Country-specific human rights reports
-------------------------------------
Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and steps to protect human rights, based on:

* The nature and amount of company business in that country

* The company's workplace code of conduct

* Proprietary and confidential information involved

* Company compliance with U.S. regulations on investing in the country

* Level of peer company involvement in the country.

International Codes of Conduct/Vendor Standards
-----------------------------------------------
Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:

* The company's current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent

* Agreements with foreign suppliers to meet certain workplace standards

* Whether company and vendor facilities are monitored and how

* Company participation in fair labor organizations

* Type of business

* Proportion of business conducted overseas

* Countries of operation with known human rights abuses

* Whether the company has been recently involved in significant labor and human rights controversies or violations

* Peer company standards and practices

* Union presence in company's international factories

Generally vote FOR reports outlining vendor standards compliance unless any of the following apply:

* The company does not operate in countries with significant human rights violations

* The company has no recent human rights controversies or violations, or

* The company already publicly discloses information on its vendor standards compliance.


MacBride Principles
-------------------
Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:

* Company compliance with or violations of the Fair Employment
  Act of 1989

* Company antidiscrimination policies that already exceed the legal requirements

* The cost and feasibility of adopting all nine principles

* The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles)

* The potential for charges of reverse discrimination

* The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted

* The level of the company's investment in Northern Ireland

* The number of company employees in Northern Ireland

* The degree that industry peers have adopted the MacBride
  Principles

* Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.


MILITARY BUSINESS
-----------------

Foreign Military Sales/Offsets
------------------------------
Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information.
Moreover, companies must comply with government controls and reporting on foreign military sales.


Landmines and Cluster Bombs
---------------------------
Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account:

* Whether the company has in the past manufactured landmine components

* Whether the company's peers have renounced future production

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account:

* What weapons classifications the proponent views as cluster bombs

* Whether the company currently or in the past has manufactured cluster bombs or their components

* The percentage of revenue derived from cluster bomb manufacture

* Whether the company's peers have renounced future production


Nuclear Weapons
---------------
Vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company's business.

Spaced-Based Weaponization
--------------------------
Generally vote FOR reports on a company's involvement in spaced-based weaponization unless:

* The information is already publicly available or

* The disclosures sought could compromise proprietary information.



WORKPLACE DIVERSITY
-------------------

Board Diversity
---------------
Generally vote FOR reports on the company's efforts to diversify the board, unless:

* The board composition is reasonably inclusive in relation to companies of similar size and business or

* The board already reports on its nominating procedures and diversity initiatives.

Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:

* The degree of board diversity

* Comparison with peer companies

* Established process for improving board diversity

* Existence of independent nominating committee

* Use of outside search firm

* History of EEO violations.


Equal Employment Opportunity (EEO)
----------------------------------
Generally vote FOR reports outlining the company's affirmative action initiatives unless all of the following apply:

* The company has well-documented equal opportunity programs

* The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

* The company has no recent EEO-related violations or litigation.

Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.


Glass Ceiling
-------------

Generally vote FOR reports outlining the company's progress towards the Glass Ceiling Commission's business recommendations, unless:

* The composition of senior management and the board is fairly inclusive

* The company has well-documented programs addressing diversity initiatives and leadership development

* The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

* The company has had no recent, significant EEO-related violations or litigation


Sexual Orientation
------------------
Vote CASE-BY-CASE on proposals to amend the company's EEO policy to include sexual orientation, taking into account:

* Whether the company's EEO policy is already in compliance with federal, state and local laws

* Whether the company has faced significant controversies or litigation regarding unfair treatment of gay and lesbian employees

* The industry norm for including sexual orientation in EEO statements

* Existing policies in place to prevent workplace discrimination based on sexual orientation

Vote AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefit decisions should be left to the discretion of the company.


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


10.  Mutual Fund Proxies
========================

Election of Directors
---------------------
Vote to elect directors on a CASE-BY-CASE basis, considering the following factors:

* Board structure

* Director independence and qualifications

* Attendance at board and committee meetings.

Votes should be withheld from directors who:

* Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

* Ignore a shareholder proposal that is approved by a majority of shares outstanding

* Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

* Are interested directors and sit on the audit or nominating committee, or

* Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.


Convert Closed-end Fund to Open-end Fund
----------------------------------------
Vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

* Past performance as a closed-end fund

* Market in which the fund invests

* Measures taken by the board to address the discount

* Past shareholder activism, board activity

* Votes on related proposals.


Proxy Contests
--------------
Votes on proxy contests should be determined on a CASE-BY-CASE basis, considering the following factors:

* Past performance relative to its peers

* Market in which fund invests

* Measures taken by the board to address the issues

* Past shareholder activism, board activity, and votes on related proposals

* Strategy of the incumbents versus the dissidents

* Independence of directors

* Experience and skills of director candidates

* Governance profile of the company

* Evidence of management entrenchment


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


Investment Advisory Agreements
------------------------------
Votes on investment advisory agreements should be determined on a CASE-BY-CASE basis, considering the following factors:

* Proposed and current fee schedules

* Fund category/investment objective

* Performance benchmarks

* Share price performance compared to peers

* Resulting fees relative to peers

* Assignments (where the advisor undergoes a change of control).


Approve New Classes or Series of Shares
---------------------------------------
Vote FOR the establishment of new classes or series of shares.


Preferred Stock Proposals
-------------------------
Votes on the authorization for or increase in preferred shares should be determined on a CASE-BY-CASE basis, considering the following factors:

* Stated specific financing purpose

* Possible dilution for common shares

* Whether the shares can be used for antitakeover purposes.


1940 Act Policies
-----------------
Votes on 1940 Act policies should be determined on a CASE-BY-CASE basis, considering the following factors:

* Potential competitiveness

* Regulatory developments

* Current and potential returns

* Current and potential risk.

Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.


Change Fundamental Restriction to Nonfundamental Restriction
------------------------------------------------------------
Proposals to change a fundamental restriction to a nonfundamental restriction should be evaluated on a CASE-BY-CASE basis, considering the following factors:

* The fund's target investments
* The reasons given by the fund for the change
* The projected impact of the change on the portfolio.


Change Fundamental Investment Objective to Nonfundamental
---------------------------------------------------------
Vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

Name Change Proposals
---------------------
Votes on name change proposals should be determined on a CASE-BY-
CASE basis, considering the following factors:

* Political/economic changes in the target market
* Consolidation in the target market
* Current asset composition


Change in Fund's Subclassification
----------------------------------
Votes on changes in a fund's subclassification should be determined on a CASE-BY-CASE basis, considering the following factors:

* Potential competitiveness
* Current and potential returns
* Risk of concentration
* Consolidation in target industry


Disposition of Assets/Termination/Liquidation
---------------------------------------------
Vote these proposals on a CASE-BY-CASE basis, considering the following factors:

* Strategies employed to salvage the company
* The fund's past performance
* Terms of the liquidation.


Changes to the Charter Document
-------------------------------
Votes on changes to the charter document should be determined on a CASE-BY-CASE basis, considering the following factors:
* The degree of change implied by the proposal
* The efficiencies that could result
* The state of incorporation
* Regulatory standards and implications.


Vote AGAINST any of the following changes:

* Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series
* Removal of shareholder approval requirement for amendments to the new declaration of trust
* Removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act
* Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares
* Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements
* Removal of shareholder approval requirement to change the domicile of the fund

Change the Fund's Domicile
--------------------------
Vote reincorporations on a CASE-BY-CASE basis, considering the following factors:

* Regulations of both states
* Required fundamental policies of both states
* Increased flexibility available.


Authorize the Board to Hire and Terminate Subadvisors Without
Shareholder Approval

Vote AGAINST proposals authorizing the board to hire/terminate subadvisors without shareholder approval.


Distribution Agreements
-----------------------
Vote these proposals on a CASE-BY-CASE basis, considering the following factors:

* Fees charged to comparably sized funds with similar objectives
* The proposed distributor's reputation and past performance
* The competitiveness of the fund in the industry
* Terms of the agreement.


Master-Feeder Structure
-----------------------
Vote FOR the establishment of a master-feeder structure.


Mergers
-------
Vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

* Resulting fee structure
* Performance of both funds
* Continuity of management personnel
* Changes in corporate governance and their impact on shareholder rights.


Shareholder Proposals to Establish Director Ownership Requirement
-----------------------------------------------------------------
Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.


Shareholder Proposals to Reimburse Proxy Solicitation Expenses
--------------------------------------------------------------
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

Shareholder Proposals to Terminate Investment Advisor
Vote to terminate the investment advisor on a CASE-BY-CASE basis, considering the following factors:

* Performance of the fund's NAV
* The fund's history of shareholder relations
* The performance of other funds under the advisor's management.

=======================================================================
=======================================================================


                     MANAGERS AMG FUNDS
               ESSEX AGGRESSIVE GROWTH FUND
                      Investor Class
                   Institutional Class


           STATEMENT OF ADDITIONAL INFORMATION
                    DATED March 1, 2003
 	     As Supplemented December 12, 2003

You can obtain a free copy of the Prospectus of the Essex
Aggressive Growth Fund (the "Fund") by calling Managers AMG
Funds at (800) 835-3879. The Prospectus provides the basic information about investing in the Fund.

This Statement of Additional Information is not a Prospectus. It contains additional information regarding the activities and operations of the Fund. It should be read in conjunction with the Fund's Prospectus.

The Financial Statements of the Fund, including the Report of Independent Accountants, for the fiscal year ended October 31, 2002 included in the Fund's Annual Report for the year ending October 31, 2002 are incorporated into this Statement of Additional Information by reference. The Annual Report is available without charge by calling Managers AMG Funds at (800) 835-3879.

                    TABLE OF CONTENTS
                    -----------------

                                                    PAGE
                                                    ----
GENERAL INFORMATION                                   1

ADDITIONAL INVESTMENT POLICIES                        1
 Investment Techniques and Associated Risks           1
 Diversification Requirements for the Funds           6
 Fundamental Investment Restrictions                  6
 Portfolio Turnover                                   7

BOARD OF TRUSTEES AND OFFICERS OF THE TRUST           7
 Trustees' Compensation                              10

CONTROL PERSONS AND PRINCIPAL HOLDERS
  OF SECURITIES                                      11
 Control Persons                                     11
 Management Ownership                                11

MANAGEMENT OF THE FUND                               12
 Investment Manager and Sub-Advisor                  12
 Compensation of Investment Manager and
   Sub-Advisor by the Fund                           12
 Fee Waivers and Expense Limitations                 12
 Investment Management and Sub-Advisory Agreements   13
 Reimbursement Agreement                             14
 Code of Ethics                                      15
 Distribution Arrangements                           15
 Custodian                                           15
 Transfer Agent                                      15
 Independent Public Accountants                      16

BROKERAGE ALLOCATION AND OTHER PRACTICES             16

PURCHASE, REDEMPTION AND PRICING OF SHARES           16
 Purchasing Shares                                   16
 Redeeming Shares                                    17
 Exchange of Shares                                  18
 Net Asset Value                                     18
 Dividends and Distributions                         19
 Distribution Plan                                   19

CERTAIN TAX MATTERS                                  19
 Federal Income Taxation of Funds-in General         19
 Taxation of the Fund's Investments                  20
 Federal Income Taxation of Shareholders             21
 Foreign Shareholders                                22
 State and Local Taxes                               23
 Other Taxation                                      23

PERFORMANCE DATA                                     23
 Total Return                                        23
 Performance Comparisons                             26
 Massachusetts Business Trust                        26
 Description of Shares                               27
 Additional Information                              28


                              (i)

                      GENERAL INFORMATION
                      -------------------

This Statement of Additional Information relates only to the Essex Aggressive Growth Fund (the "Fund"). The Fund has two classes of shares, the Investor Class shares and the Institutional Class shares. The Fund is a series of shares of beneficial interest of Managers AMG Funds, a no-load mutual fund family, formed as a Massachusetts business trust (the "Trust"). The Trust was organized on June 18, 1999.

This Statement of Additional Information describes the financial history, management and operation of the Fund, as well as the Fund's investment objectives and policies. It should be read in conjunction with the Fund's current Prospectus. The Trust's executive office is located at 40 Richards Avenue, Norwalk, CT 06854.

The Managers Funds LLC, a subsidiary of Affiliated Managers
Group, Inc., serves as investment manager to the Fund and is responsible for the Fund's overall administration. See
"Management of the Fund."

               ADDITIONAL INVESTMENT POLICIES
               ------------------------------

The following is additional information regarding the policies used by the Fund in an attempt to achieve its investment objective as stated in its Prospectus. The Fund is a diversified open-end management investment company.

INVESTMENT TECHNIQUES AND ASSOCIATED RISKS
------------------------------------------
The following are descriptions of the types of securities that may be purchased by the Fund.

  (1) CASH EQUIVALENTS. The Fund may invest in cash equivalents. Cash equivalents include certificates of deposit, bankers acceptances, commercial paper, short-term corporate debt securities and repurchase agreements.

Bankers Acceptances. The Fund may invest in bankers acceptances. Bankers acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. These instruments become "accepted" when a bank guarantees their payment upon maturity. Eurodollar bankers acceptances are bankers acceptances denominated in U.S. Dollars and are "accepted" by foreign branches of major U.S. commercial banks.

Certificates of Deposit. The Fund may invest in certificates of deposit. Certificates of deposit are issues against money deposited into a bank (including eligible foreign branches of U.S. banks) for a definite period of time. They earn a specified rate of return and are normally negotiable.

Commercial Paper. The Fund may invest in commercial paper. Commercial Paper refers to promissory notes that represent an unsecured debt of a corporation or finance company. They have a maturity of less than 9 months. Eurodollar commercial paper refers to promissory notes payable in U.S. Dollars by European issuers.

Repurchase Agreements. The Fund may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines which have been approved by the Fund's Board of Trustees. In a repurchase agreement, the Fund buys a security from a bank or a broker-dealer that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is the purchase price plus a mutually agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements will be short, and at no time will the Fund enter into repurchase agreements for more than seven days.

Repurchase agreements could have certain risks that may adversely affect the Fund. If a seller defaults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to a seller of the security, realization of disposition of the collateral by the Fund may be delayed or limited.

  (2) REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. The price reflects the interest rates in effect for the term of the agreement. For the purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), a reverse repurchase agreement is also considered as the borrowing of money by the Fund and, therefore, a form of leverage which may cause any gains or losses for the Fund to become magnified.

The Fund will invest the proceeds of borrowings under reverse repurchase agreements. The Fund will not invest the proceeds of a reverse repurchase agreement for a period that is longer than the reverse repurchase agreement itself. The Fund will establish and maintain a separate account with the Custodian that contains a segregated portfolio of securities in an amount which is at least equal to the amount of its purchase obligations under the reverse repurchase agreement.

  (3) EMERGING MARKET SECURITIES. The Fund may invest some of its assets in the securities of emerging market countries. Investments in securities in emerging market countries may be considered to be speculative and may have additional risks from those associated with investing in the securities of U.S. issuers. There may be limited information available to investors which is publicly available, and generally emerging market issuers are not subject to uniform accounting, auditing and financial standards and requirements like those required by U.S. issuers.

Investors should be aware that the value of the Fund's investments in emerging markets securities may be adversely affected by changes in the political, economic or social conditions, expropriation, nationalization, limitation on the removal of funds or assets, controls, tax regulations and other foreign restrictions in emerging market countries. These risks may be more severe than those experienced in foreign countries. Emerging market securities trade with less frequency and volume than domestic securities and therefore may have greater price volatility and lack liquidity. Furthermore, there is often no legal structure governing private or foreign investment or private property in some emerging market countries. This may adversely affect the Fund's operations and the ability to obtain a judgment against an issuer in an emerging market country.

  (4) FOREIGN SECURITIES. The Fund may invest in foreign securities either directly or indirectly in the form of American Depositary Receipts or similar instruments. Investments in securities of foreign issuers and in obligations of domestic banks involve different and additional risks from those associated with investing in securities of U.S. issuers. There may be limited information available to investors which is publicly available, and generally foreign issuers are not subject to uniform accounting, auditing and financial standards and requirements like those applicable to U.S. issuers. Any foreign commercial paper must not be subject to foreign withholding tax at the time of purchase.

Investors should be aware that the value of the Fund's investments in foreign securities may be adversely affected by changes in the political or social conditions, confiscatory taxation, diplomatic relations, expropriation, nationalization, limitation on the removal of funds or assets, or the establishment of exchange controls or other foreign restrictions and tax regulations in foreign countries. In addition, due to the differences in the economy of these foreign countries compared to the U.S. economy, whether favorably or unfavorably, portfolio securities may appreciate or depreciate and could therefore adversely affect the Fund's operations. It may also be difficult to obtain a judgment against a foreign creditor. Foreign securities trade with less frequency and volume than domestic securities and therefore may have greater price volatility. Furthermore, changes in foreign exchange rates will have an affect on those securities that are denominated in currencies other than the U.S. Dollar.

Forward Foreign Currency Exchange Contracts. The Fund may purchase or sell equity securities of foreign countries. Therefore, a portion of the Fund's income may be derived from foreign currency. A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a mutually agreed upon date and price. The contract is usually between a bank and its customers. The contract may be denominated in U.S. Dollars or may be referred to as a "cross-currency" contract. A cross-currency contract is a contract which is denominated in another currency other than in U.S. Dollars.

In such a contract, the Fund's custodian will segregate cash or marketable securities in an amount not less than the value of the Fund's total assets committed to these contracts.
Generally, the Fund will not enter into contracts that are greater than ninety days.

Forward foreign currency contracts have additional risks.
It may be difficult to determine the market movements of the currency. The value of the Fund's assets may be adversely affected by changes in foreign currency exchange rates and regulations and controls on currency exchange. Therefore, the Fund may incur costs in converting foreign currency.

If the Fund engages in an offsetting transaction, the Fund will experience a gain or a loss determined by the movement in the contract prices. An "offsetting transaction" is one where the Fund enters into a transaction with the bank upon maturity of the original contract. The Fund must sell or purchase on the same maturity date as the original contract the same amount of foreign currency as the original contract.

Foreign Currency Considerations. The Fund may invest some of its assets in securities denominated in foreign currencies. The Fund will compute and distribute the income earned by the Fund at the foreign exchange rate in effect on that date. If the value of the foreign currency declines in relation to the U.S. Dollar between the time that the Fund earns the income and the time that the income is converted into U.S. Dollars, the Fund may be required to sell its securities in order to make its distributions in U.S. Dollars. As a result, the liquidity of the Fund's securities may have an adverse affect on the Fund's performance.

  (5) FUTURES CONTRACTS. The Fund may buy and sell futures contracts to protect the value of the Fund's portfolio against changes in the prices of the securities in which it invests. When the Fund buys or sells a futures contact, the Fund must segregate cash and/or liquid securities equivalent to the value of the contract.

There are additional risks associated with futures contracts. It may be impossible to determine the future price of the securities, and securities may not be marketable enough to close out the contract when the Fund desires to do so.

Equity Index Futures Contracts. The Fund may enter into equity index futures contracts. An equity index futures contract is an agreement for the Fund to buy or sell an index relating to equity securities at a mutually agreed upon date and price. Equity index futures contracts are often used to hedge against anticipated changes in the level of stock prices. When the Fund enters into this type of contract, the Fund makes a deposit called an "initial margin." This initial margin must be equal to a specified percentage of the value of the contract. The rest of the payment is made when the contract expires.

  (6) ILLIQUID SECURITIES, PRIVATE PLACEMENTS AND CERTAIN UNREGISTERED SECURITIES. The Fund may invest in privately placed, restricted, Rule 144A or other unregistered securities. The Fund may not acquire illiquid holdings if, as a result, more than 15% of the Fund's net assets would be in illiquid investments. Subject to this Fundamental policy limitation, the Fund may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act") and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An investment is considered "illiquid" if it cannot be disposed of within seven (7) days in the normal course of business at approximately the same amount at which it was valued in the Fund's portfolio. The price the Fund's portfolio may pay for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuations of these securities will reflect any limitations on their liquidity.

The Fund may purchase Rule 144A securities eligible for sale without registration under the 1933 Act. These securities may be determined to be illiquid in accordance with the guidelines established by The Managers Funds LLC and approved by the Trustees. The Trustees will monitor these guidelines on a periodic basis.

Investors should be aware that the Fund may be subject to a risk if the Fund should decide to sell these securities when a buyer is not readily available and at a price which the Fund believes represents the security's value. In the case where an illiquid security must be registered under the 1933 Act before it may be sold, the Fund may be obligated to pay all or part of the registration expenses. Therefore, a considerable time may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions develop, the Fund may obtain a less favorable price than was available when it had first decided to sell the security.

  (7) OBLIGATIONS OF DOMESTIC AND FOREIGN BANKS. Banks are subject to extensive governmental regulations. These regulations place limitations on the amounts and types of loans and other financial commitments which may be made by the bank and the interest rates and fees which may be charged on these loans and commitments. The profitability of the banking industry depends on the availability and costs of capital funds for the purpose of financing loans under prevailing money market conditions. General economic conditions also play a key role in the operations of the banking industry. Exposure to credit losses arising from potential financial difficulties of borrowers may affect the ability of the bank to meet its obligations under a letter of credit.

  (8) OPTION CONTRACTS.
Covered Call Options. The Fund may write ("sell") covered call options on individual stocks, equity indices and futures contracts, including equity index futures contracts. Written call options must be listed on a national securities exchange or a futures exchange.

A call option is a short-term contract that is generally for no more than nine months. This contract gives a buyer of the option, in return for a paid premium, the right to buy the underlying security or contract at an agreed upon price prior to the expiration of the option. The buyer can purchase the underlying security or contract regardless of its market price. A call option is considered "covered" if the Fund that is writing the option owns or has a right to immediately acquire the underlying security or contract.

The Fund may terminate an obligation to sell an outstanding option by making a "closing purchase transaction." The Fund makes a closing purchase transaction when it buys a call option on the same security or contract with has the same price and expiration date. As a result, the Fund will realize a loss if the amount paid is less than the amount received from the sale. A closing purchase transaction may only be made on an exchange that has a secondary market for the option with the same price and expiration date. There is no guarantee that the secondary market will have liquidity for the option.

There are risks associated with writing covered call options. The Fund is required to pay brokerage fees in order to write covered call options as well as fees for the purchases and sales of the underlying securities or contracts. The portfolio turnover rate of the Fund may increase due to the Fund writing a covered call option.

Covered Put Options. The Fund may write ("sell") covered put options on individual stocks, equity indices and futures contracts, including equity index futures contracts.

A put option is a short-term contract that is generally for no more than nine months. This contract gives a buyer of the option, in return for a paid premium, the right to sell the underlying security or contract at an agreed upon price prior to the expiration of the option. The buyer can sell the underlying security or contract at the option price regardless of its market price. A put option is considered "covered" if the Fund which is writing the option owns or has a right to immediately acquire the underlying security or contract. The seller of a put option assumes the risk of the decrease of the value of the underlying security. If the underlying security decreases, the buyer could exercise the option and the underlying security or contract could be sold to the seller at a price that is higher than its current market value.

The Fund may terminate an obligation to sell an outstanding option by making a "closing purchase transaction." The Fund makes a closing purchase transaction when it buys a put option on the same security or contract with the same price and expiration date. As a result, the Fund will realize a loss if the amount paid is less than the amount received from the sale. A closing purchase transaction may only be made on an exchange that has a secondary market for the option with the same price and expiration date. There is no guarantee that the secondary market will have liquidity for the option.

There are risks associated with writing covered put options.
The Fund is required to pay brokerage fees in order to write covered put options as well as fees for the purchases and sales of the underlying securities or contracts. The portfolio turnover rate of the Fund may increase due to the Fund writing a covered put option.

Dealer Options. Dealer Options are also known as Over-the-Counter options ("OTC"). Dealer options are puts and calls where the strike price, the expiration date and the premium payment are privately negotiated. The bank's creditworthiness and financial strength are judged by the Sub-Advisor and must be determined to be as good as the creditworthiness and strength of the banks to whom the Fund lends its portfolio securities.

Puts and Calls. The Fund may buy options on individual stocks, equity indices and equity futures contracts. The Fund's purpose in buying these puts and calls is to protect itself against an adverse affect in changes of the general level of market prices in which the Fund operates. A put option gives the buyer the right upon payment to deliver a security or contract at an agreed upon date and price. A call option gives the buyer the right upon payment to ask the seller of the option to deliver the security or contract at an agreed upon date and price.

  (9) RIGHTS AND WARRANTS. The Fund may purchase rights and warrants. Rights are short-term obligations issued in conjunction with new stock issues. Warrants give the holder the right to buy an issuer's securities at a stated price for a stated time.

  (10) SECURITIES LENDING. The Fund may lend its portfolio securities in order to realize additional income. This lending is subject to the Fund's investment policies and restrictions. Any loan of portfolio securities must be secured at all times by collateral that is equal to or greater than the value of the loan. If a borrower defaults, the Fund may use the collateral to satisfy the loan. When cash is received as collateral, the Fund will invest the cash in a variety of money market and other short-term instruments and earn income on such investments. However, the Fund will also bear the risk of any loss on such investments.

  (11) SEGREGATED ACCOUNTS. The Fund will establish a segregated account with its Custodian after it has entered into either a repurchase agreement or certain options, futures and forward contracts. The segregated account will maintain cash and/or liquid securities that are at least equal in value to the obligations in the agreement.

  (12) SHORT SALES.  The Fund may enter into short sales.
The Fund enters into a short sale when it sells a security that it does not own. A broker retains the proceeds of the sales until the Fund replaces the sold security. The Fund arranges with the broker to borrow the security. The Fund must replace the security at its market price at the time of the replacement. As a result, the Fund may have to pay a premium to borrow the security and the Fund may, but will not necessarily, receive any interest on the proceeds of the sale. The Fund must pay to the broker any dividends or interest payable on the security until the security is replaced. Collateral, consisting of cash, or marketable securities, is used to secure the Fund's obligation to replace the security. The collateral is deposited with the broker. If the price of the security sold increases between the time of the sale and the time the Fund replaces the security, the Fund will incur a loss. If the price declines during that period, the Fund will realize a capital gain. The capital gain will be decreased by the amount of transaction costs and any premiums, dividends or interest the Fund will have to pay in connection with the short sale. The loss will be increased by the amount of transaction costs and any premiums, dividends or interest the Fund will have to pay in connection with the short sale. For tax planning reasons, the Fund may also engage in short sales with respect to a security that the Fund currently holds or has a right to acquire, commonly referred to as a "short against the box."

  (13) WHEN-ISSUED SECURITIES. The Fund may purchase securities on a when-issued basis. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of these securities is subject to market fluctuation. For fixed-income securities, no interest accrues to the Fund until a settlement takes place. At the time the Fund makes a commitment to purchase securities on a when-issued basis, the Fund will record the transaction, reflect the daily value of the securities when determining the net asset value of the Fund, and if applicable, calculate the maturity for the purposes of determining the average maturity from the date of the Transaction. At the time of settlement, a when-issued security may be valued below the amount of the purchase price.

To facilitate these transactions, the Fund will maintain a segregated account with the Custodian that will include cash, or marketable securities, in an amount which is at least equal to the commitments. On the delivery dates of the transactions, the

Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could incur a loss or a gain due to market fluctuation. Furthermore, the Fund may be at a disadvantage if the other party to the transaction defaults. When-issued transactions may allow the Fund to hedge against unanticipated changes in interest rates.

DIVERSIFICATION REQUIREMENTS FOR THE FUND
-----------------------------------------
The Fund intends to meet the diversification requirements of the 1940 Act as currently in effect. Investments not subject to the diversification requirements could involve an increased risk to an investor should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

FUNDAMENTAL INVESTMENT RESTRICTIONS
-----------------------------------
The following investment restrictions have been adopted by the Trust with respect to the Fund. Except as otherwise stated, these investment restrictions are "fundamental" policies. A "fundamental" policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a "majority of the outstanding voting securities" of the Fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

The Fund may NOT:

  (1) Issue senior securities. For purposes of this restriction, borrowing money, making loans, the issuance of shares of beneficial interest in multiple classes or series, the deferral of Trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies, are not deemed to be senior securities.

  (2) Borrow money, except (i) in amounts not to exceed 33
1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value from banks or through reverse repurchase agreements or forward roll transactions, (ii) up to an additional 5% of its total assets for temporary purposes, (iii) in connection with short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. For purposes of this investment restriction, investments in short sales, roll transactions, futures contracts, options on futures contracts, securities or indices and forward commitments, entered into in accordance with the Fund's investment policies, shall not constitute borrowing.

  (3) Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the 1933 Act.

  (4) Purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

  (5) Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

  (6) Make loans, except that the Fund may (i) lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) lend portfolio securities and participate in an interfund lending program with other series of the Trust provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

  (7) With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

  (8) Invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S.
Government or its agencies or instrumentalities).

If any percentage restriction described above for the Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund's assets will not constitute a violation of the restriction.

Unless otherwise provided, for purposes of investment restriction (8) above, the term "industry" shall be defined by reference to the SEC Industry Codes set forth in the Directory of Companies Required to File Annual Reports with the Securities and Exchange Commission ("SEC").

PORTFOLIO TURNOVER
------------------
Generally, the Fund purchases securities for investment purposes and not for short-term trading profits. However, the Fund may sell securities without regard to the length of time that the security is held in the portfolio if such sale is consistent with the Fund's investment objectives. A higher degree of portfolio activity may increase brokerage costs to the Fund.

The portfolio turnover rate is computed by dividing the dollar amount of the securities which are purchased or sold (whichever amount is smaller) by the average value of the securities owned during the year. Short-term investments such as commercial paper, short-term U.S. Government securities and variable rate securities (those securities with intervals of less than one-year) are not considered when computing the portfolio turnover rate. For the fiscal years ended October 31, 2002, October 31, 2001 and October 31, 2000, the Fund had a portfolio turnover rate of 170%, 212% and 160%, respectively.

      BOARD OF TRUSTEES AND OFFICERS OF THE TRUST
      -------------------------------------------

The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and dates of birth are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Fund. The Trustees are experienced executives who meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund's performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 40 Richards Avenue, Norwalk, Connecticut 06854.

The Trustees hold office without limit in time except that
(a) any Trustee may resign or retire; (b) any Trustee may be removed with or without cause by two-thirds of the remaining Trustees; and (c) any Trustee may be removed by action of two-thirds of the outstanding shares of the Trust.

The President, Treasurer and Secretary of the Trust are elected annually by the Trustees and hold office until the next annual election of officers and until their respective successors are chosen and qualified.

The Board of Trustees and Officers of the Trust, their business addresses, principal occupations and dates of birth are listed below. The Board of Trustees provides broad supervision over the affairs of the Trust and the Funds. Unless otherwise noted, the address of the Trustees and Officers is the address of the Trust: 40 Richards Avenue, Norwalk, CT 06854.

INDEPENDENT TRUSTEES
--------------------
The following Trustees are not "interested persons" of the Trust within the meaning of the 1940 Act:

                   POSITION(S) HELD                            NUMBER OF FUNDS OTHER
                   WITH FUND AND       PRINCIPAL               IN FUND COMPLEX DIRECTORSHIPS
NAME AND DATE OF   LENGTH OF TIME      OCCUPATIONS DURING      OVERSEEN BY     HELD BY
BIRTH              SERVED              PAST 5 YEARS            TRUSTEE*        TRUSTEE
----------------   ------------------  -------------------     --------------- ---------------
Jack W. Aber       Trustee since 1999  Professor of Finance,          22       Trustee of
DOB: 9/9/37                            Boston University School                Appleton
                                       of Management (1972-                    Growth Fund
                                       Present)                                (1 portfolio);
                                                                               Trustee of Third
                                                                               Avenue Trust
                                                                               (4 portfolios);
                                                                               Trustee of Third
                                                                               Avenue Variable
                                                                               Series Trust
                                                                               (1 portfolio)


William E.         Trustee since 1999  President and Owner,           22       Trustee of Third
Chapman, II                            Longboat Retirement                     Avenue Trust
DOB: 9/23/41                           Planning Solutions (1998-               (4 portfolios);
                                       Present); Hewitt                        Trustee of Third
                                       Associates, LLC (part time)             Avenue Variable
                                       (provider of Retirement and             Series Trust
                                       Investment Education                    (1 portfolio)
                                       Seminars); President,
                                       Retirement Plans Group,
                                       Kemper Funds (1990-1998)



Edward J. Kaier    Trustee since 1999  Partner, Hepburn Willcox       22       Trustee of Third
DOB: 9/23/45                           Hamilton & Putnam (1977-                Avenue Trust
                                       Present)                                (4 portfolios);
                                                                               Trustee of Third
                                                                               Avenue Variable
                                                                               Series Trust
                                                                               (1 portfolio)


Eric Rakowski      Trustee since 1999  Professor, University of       22       Trustee of Third
DOB: 6/5/58                            California at Berkeley                  Avenue Trust
                                       School of Law (1990-                    (4 portfolios)
                                       Present); Visiting                      Trustee of Third
                                       Professor, Harvard Law                  Avenue Variable Series
                                       School (1998-1999)                      Trust (1 portfolio)


* The Fund complex consists of  Managers AMG Funds, The Managers
  Funds, Managers Trust I and Managers Trust II.

INTERESTED TRUSTEES (1)
-----------------------
The following Trustees are "interested persons" of the Trust within the meaning of the 1940 Act:

                   POSITION(S) HELD                            NUMBER OF FUNDS OTHER
                   WITH FUND AND       PRINCIPAL               IN FUND COMPLEX DIRECTORSHIPS
NAME AND DATE OF   LENGTH OF TIME      OCCUPATIONS DURING      OVERSEEN BY     HELD BY TRUSTEE/
BIRTH              SERVED              PAST 5 YEARS            TRUSTEE/OFFICER*OFFICER
----------------   ------------------  -------------------     --------------- ---------------
Sean M. Healey     Trustee since 1999  President and Chief            22            None
DOB: 5/9/61                            Operating Officer,
                                       Affiliated Managers
                                       Group, Inc. (1999-Present);
                                       Director, Affiliated Managers
                                       Group, Inc. (2001-Present);
                                       Executive Vice President,
                                       Affiliated Managers Group,
                                       Inc. (1995-1999); Vice
                                       President, Goldman, Sachs &
                                       Company (1987-1995)

Peter M. Lebovitz  Trustee since 2002  President and Chief Executive  22            None
DOB: 1/18/55       President since     Officer, The Managers Funds
                   1999                LLC (1999-Present);
                                       President, Managers
                                       Distributors, Inc. (2000-
                                       Present); Director of
                                       Marketing, The Managers
                                       Funds, LP (1994-1999);
                                       Director of Marketing,
                                       Hyperion Capital
                                       Management, Inc. (1993-
                                       1994); Senior Vice President,
                                       Greenwich Asset Mgmt., Inc.
                                       (1989-1993)


* The Fund complex consists of Managers AMG Funds, The Managers
  Funds, Managers Trust I and Managers Trust II.

(1) Mr. Healey is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with, and interest in securities of, Affiliated Managers Group, Inc. Mr. Lebovitz is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with The Managers Funds LLC and Managers Distributors, Inc.

OFFICERS
--------

NAME AND DATE             POSITION(S) HELD WITH FUND       PRINCIPAL OCCUPATIONS DURING
OF BIRTH                  AND LENGTH OF TIME SERVED        PAST 5 YEARS
---------------------     ----------------------------     ----------------------------
John Kingston, III        Secretary since 1999             Senior Vice President and General
DOB: 10/23/65                                              Counsel, (2002-Present), Affiliated
                                                           Managers Group, Inc.; Executive
                                                           Vice President and Associate
                                                           General Counsel, Affiliated Managers
                                                           Group, Inc. (1999-2002); Director
                                                           and Secretary, Managers Distributors,
                                                           Inc. (2000-Present); General Counsel,
                                                           Morgan Stanley Dean Witter Investment
                                                           Management, Inc. (1998-1999);
                                                           Associate, Ropes and Gray (1994-1998)

Donald S. Rumery          Treasurer since 1999             Director, Finance and Planning, The
DOB: 5/29/58                                               Managers Funds LLC, (1994-Present);
                                                           Treasurer and Chief Financial Officer,
                                                           Managers Distributors, Inc.
                                                           (2000-Present); Treasurer & Secretary,
                                                           The Managers Funds; Secretary and
                                                           Treasurer of Managers Trust I and
                                                           Treasurer of Managers AMG Funds

Galan G. Daukas           Chief Financial Officer          Chief Operating Officer, The Managers
DOB: 10/24/63               since 2002                     Funds LLC (2002-Present); Chief Financial
                                                           Officer, The Managers Funds, Managers
                                                           Trust I and Managers Trust II
                                                           (2002-Present); Chief Operating Officer
                                                           and Chairman of the Management Committee,
                                                           Harbor Capital Management Co., Inc.
                                                           (2000-2002); Chief Operating Officer,
                                                           Fleet Investment Advisors (1992-2000)

TRUSTEE SHARE OWNERSHIP
-----------------------

                                                         AGGREGATE DOLLAR RANGE OF EQUITY
                                                         SECURITIES IN ALL REGISTERED INVESTMENT
                                                         COMPANIES OVERSEEN BY TRUSTEE IN
                           DOLLAR RANGE OF EQUITY        FAMILY OF INVESTMENT COMPANIES*
                           SECURITIES IN THE FUNDS       BENEFICIALLY OWNED AS OF DECEMBER
                           BENEFICIALLY OWNED AS OF      31, 2002
                           DECEMBER 31, 2002
INDEPENDENT TRUSTEES:
---------------------      -------------------------     --------------------------------------
Jack W. Aber                   $10,001 to $50,000                  $10,001 to $50,000
William E. Chapman, II            $1 to $10,000                       Over $100,000
Edward J. Kaier                   Over $100,000                       Over $100,000
Eric Rakowski                        None                           $50,001 to $100,000

INTERESTED TRUSTEES:
-------------------
Sean M. Healey                 $10,001 to $50,000                  $50,001 to $100,000
Peter M. Lebovitz                    None                             Over $100,000


* The Managers Funds family of funds consists of Managers AMG
  Funds, The Managers Funds, Managers Trust I and Managers Trust II.

AUDIT COMMITTEE
---------------
The Board of Trustees has an Audit Committee consisting of the Independent Trustees. Under the terms of its charter, the Committee (a) acts for the Trustees in overseeing the Trust's financial reporting and auditing processes, (b) reviews and assesses the performance of the Trust's independent public accountants, (c) makes recommendations to the full board annually as to the appointment of independent public accountants, (d) meets periodically with the independent accountants to review the annual audits and the services provided by the independent public accountants and (e) reviews and reports to the full Board with respect to any material accounting, tax, valuation or record keeping issues that may affect the Trust, its financial statements or the amount of any dividend or distribution right, among other matters. The Audit Committee met twice during the most recent fiscal year.

TRUSTEES' COMPENSATION
----------------------

                             Aggregate               Total Compensation
Name of                      Compensation from the   from the Fund Complex
Trustee                      Fund (a)                Paid to Trustees (b)
------------------------     ---------------------   ---------------------
Independent Trustees:
---------------------
Jack W. Aber                         $4,077                 $31,500
William E. Chapman, II               $4,077                 $31,500
Edward J. Kaier                      $4,077                 $31,500
Eric Rakowski                        $4,077                 $31,000

Interested Trustees:
--------------------
Sean M. Healey                        None                    None
Peter M. Lebovitz                     None                    None


(a) Compensation is calculated for the Fund's fiscal year ending
    October 31, 2002. The Fund does not provide any pension or retirement benefits for the Trustees.

(b) Total compensation includes compensation paid during the 12-month period ending October 31, 2002 for services as Trustees of Managers AMG Funds, The Managers Funds, Managers
    Trust I and Managers Trust II.

       CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
       ---------------------------------------------------

CONTROL PERSONS
---------------
As of January 31, 2003, Charles Schwab & Co., Inc., located at 101 Montgomery Street, San Francisco, CA 94104, a corporation organized under the laws of California "controlled" (within the meaning of the 1940 Act) the Investor Class of the Fund. An entity which "controls" the Fund could have effective voting control over the Fund.

PRINCIPAL HOLDERS
-----------------
As of January 31, 2003, the following persons or entities owned of record more than 5% of the outstanding shares of the
Fund:

          INVESTOR CLASS
          --------------
NAME                                 PERCENTAGE
AND ADDRESS                          OWNERSHIP
----------------------------         ----------
Charles Schwab & Co., Inc.(1)           81%
Mutual Funds Dept.
101 Montgomery Street
San Francisco, CA
94104-4122

National Financial                       9%
Services Corp.
Attn: Mutual Funds
Dept., 5th Floor
200 Liberty Street
PO Box 3751 Church
Street Station
New York, NY 10008-3751


(1) Broker-dealer omnibus account-holder holding shares on behalf of its customers.

The Trust did not know of any person who, as of January 31, 2003, beneficially owned 5% or more of the Fund's Investor Class shares.

         INSTITUTIONAL CLASS
         -------------------
NAME                                 PERCENTAGE
AND ADDRESS                          OWNERSHIP
-----------------------------        ----------
National Financial                       20%
Services Corp.
Attn: Mutual Funds
Dept., 5th Floor
200 Liberty Street
PO Box 3751 Church
Street Station
New York, NY 10008-3751

Stephen D. Cutler                        13%
100 Fernwood Road
Chestnut Hill, MA 02467-2907

Morgan Nominees Limited                   6%
23 Great Winchester Street
London, EC2P 2AX


The Trust did not know of any person in addition to Mr.
Stephen D. Cutler who, as of January 31, 2003, beneficially owned 5% or more of the Fund's Institutional Class shares.

MANAGEMENT OWNERSHIP
--------------------
As of January 31, 2003, all management personnel (i.e.
Trustees and Officers) as a group owned beneficially less than 1% of the outstanding shares of the Fund.

                    MANAGEMENT OF THE FUND
                    ----------------------

INVESTMENT MANAGER AND SUB-ADVISOR
----------------------------------
The Trustees provide broad supervision over the operations and affairs of the Trust and the Fund. The Managers Funds LLC (the "Investment Manager") serves as investment manager to the Fund. The Managers Funds LLC is a subsidiary of AMG, and AMG serves as the Manager Member of the LLC. AMG is located at 600 Hale Street, Prides Crossing, Massachusetts 01965. Managers Distributors, Inc. ("MDI"), a wholly-owned subsidiary of The Managers Funds LLC, serves as distributor to the Fund.

The Investment Manager and its corporate predecessors have had over 20 years of experience in evaluating sub-advisors for individuals and institutional investors. As part of its services to the Fund under an investment management agreement with the Trust dated October 19, 1999, as amended (the "Investment Management Agreement"), the Investment Manager also carries out the daily administration of the Trust and Fund. For its investment management services, the Investment Manager receives an investment management fee from the Fund. All or a portion of the investment management fee paid by the Fund to the Investment Manager is used to pay the advisory fees of Essex Investment Management Company, LLC, the sub-advisor which manages the assets of the Fund (the "Sub-Advisor" or "Essex"). The Investment Manager receives no additional compensation from the Fund for its administration services. Essex was selected by the Investment Manager, subject to the review and approval of the Trustees. Essex is the successor firm to Essex Investment Management Company, Inc., which was formed in 1976. AMG indirectly owns a majority interest in Essex. As of December 31, 2002, Essex's assets under management totaled approximately $4.2 billion. Essex's address is 125 High Street, Boston, MA 02110.

The Sub-Advisor has discretion, subject to oversight by the Trustees and the Investment Manager, to purchase and sell portfolio assets, consistent with the Fund's investment objectives, policies and restrictions. Generally, the services which the Sub-Advisor provides to the Fund are limited to asset management and related recordkeeping services. The Sub-Advisor may also serve as a discretionary or non-discretionary investment advisor to management or advisory accounts which are unrelated in any manner to the Investment Manager or its affiliates.

COMPENSATION OF INVESTMENT MANAGER AND SUB-ADVISOR BY THE FUND
--------------------------------------------------------------
As compensation for the investment management services rendered and related expenses under the Investment Management Agreement, the Fund has agreed to pay the Investment Manager an investment management fee, which is computed daily as a percentage of the average of the value of the net assets of the Fund and may be paid monthly. As compensation for the investment management services rendered and related expenses under the Sub-Advisory Agreement, the Investment Manager has agreed to pay the Sub-Advisor a fee (net of all mutually agreed upon fee waivers and reimbursements required by applicable law) for managing the portfolio, which is also computed daily and paid monthly. The fee paid to the Sub-Advisor is paid out of the fee the Investment Manager receives from the Fund and does not increase the expenses of the Fund. For the fiscal year ended October 31, 2002 and the fiscal year ended October 31, 2001, the Investment Manager was paid $985,270 and $2,001,597, respectively, under the Investment Management Agreement.

FEE WAIVERS AND EXPENSE LIMITATIONS
-----------------------------------
From time to time since inception of the Fund, the Investment Manager has agreed to waive all or a portion of its fees from the Fund and pay or reimburse expenses to the Fund for a variety of reasons, including attempting to make the Fund's performance more competitive as compared to similar funds. In addition to any waiver, payment and/or reimbursement agreed to by the Investment Manager, Essex from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee.

INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS
-------------------------------------------------
The Managers Funds LLC serves as investment manager to the Fund under the Investment Management Agreement. The Investment Management Agreement permits the Investment Manager to from time to time engage one or more sub-advisors to assist in the performance of its services. Pursuant to the Investment Management Agreement, the Investment Manager has entered into a sub-advisory agreement with Essex Investment Management Company, LLC, dated October 19, 1999 (the "Sub-Advisory Agreement").

The Investment Management Agreement and the Sub-Advisory Agreement provide for an initial term of two years and thereafter continue in effect from year to year so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreements or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Investment Management Agreement and the Sub-Advisory Agreement may be terminated, without penalty, by the Board of Trustees, by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) by the Investment Manager or (in the case of the Sub-Advisory Agreement) by the Sub-Advisor on not more than 60 days written notice to the other party and to the Fund. The Investment Management Agreement and the Sub-Advisory Agreement terminate automatically in the event of assignment, as defined under the 1940 Act and regulations thereunder.

The Investment Management Agreement provides that the
Investment Manager is specifically responsible for:

  * developing and furnishing continuously an investment program and strategy for the Fund in compliance with the Fund's investment objective and policies as set forth in the Trust's current Registration Statement;

  * providing research and analysis relative to the investment program and investments of the Fund;

  * determining (subject to the overall supervision and review of the Board of Trustees of the Trust) what investments shall be purchased, held, sold or exchanged by the Fund and what portion, if any, of the assets of the Fund shall be held in cash or cash equivalents; and

  * making changes on behalf of the Trust in the investments of the Fund.

Under the Sub-Advisory Agreement, Essex is responsible for performing substantially these same advisory services for the Investment Manager and the Fund.

The Investment Management Agreement also provides that the Investment Manager shall furnish the Fund with office space and facilities, services of executives and administrative personnel and certain other administrative services. The Investment Manager compensates all executive and clerical personnel and Trustees of the Trust if such persons are employees of the Investment Manager or its affiliates.

The Fund pays all expenses not borne by its Investment
Manager or Sub-Advisor including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trust's independent Trustees, 12b-1 fees, if any, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of Trustees who are not directors, officers or employees of the Investment Manager, Sub-Advisor or their affiliates, other than affiliated registered investment companies.

The Sub-Advisory Agreement requires the Sub-Advisor to provide fair and equitable treatment to the Fund in the selection of portfolio investments and the allocation of investment opportunities. However, it does not obligate the Sub-Advisor to acquire for the Fund a position in any investment which any of the Sub-Advisor's other clients may acquire. The

Fund shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Fund or otherwise.

Although the Sub-Advisor makes investment decisions for the Fund independent of those for its other clients, it is likely that similar investment decisions will be made from time to time. When the Fund and another client of a Sub-Advisor are simultaneously engaged in the purchase or sale of the same security, the transactions are, to the extent feasible and practicable, averaged as to price and the amount is allocated between the Fund and the other client(s) pursuant to a formula considered equitable by the Sub-Advisor. In specific cases, this system could have an adverse affect on the price or volume of the security to be purchased or sold by the Fund. However, the Trustees believe, over time, that coordination and the ability to participate in volume transactions should benefit the Fund.

APPROVAL OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS
-------------------------------------------------------------
The Board of Trustees, including all of the Trustees that are not "interested persons" of the Trust (the "Independent Trustees"), have approved the Investment Management Agreement with the Manager and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Sub-Advisory Agreements for the Fund, the Trustees reviewed a variety of materials relating to the Fund, the Manager and the Sub-Advisor, including performance, fee and expense information about the Fund and other similar mutual funds and performance information for relevant indices. The Trustees also reviewed information provided by the Sub-Advisor relating to its operations, personnel, investment philosophy and investment strategies and techniques. The Trustees also reviewed the compliance capabilities of the Manager and the Sub-Advisor, including their personal trading policies and procedures.

With respect to the Manager, the Trustees considered, among other things: (a) the Manager's administrative capabilities including its ability to supervise the Fund's other service providers; and (b) the Manager's compliance programs including those related to personal investing.

With respect to the Sub-Advisor, the Trustees considered, among other things: (i) the services rendered by the Sub-Advisor; (ii) the qualification and experience of the Sub-Advisor's personnel; (iii) the Sub-Advisor's compliance programs including those related to personal investing; and (iv) the Fund's performance relative to that of its competitors and of relevant indices. The Trustees also considered the financial condition of the Manager and the Sub-Advisor and profitability to the Manager and the Sub-Advisor of the Investment Management and Sub-Advisory Agreements, respectively.

In the course of their deliberations, the Trustees reached the following conclusions, among others: (A) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Management Agreement; (B) the Sub-Advisor is qualified to manage the Fund's assets in accordance with the Fund's investment objectives and policies; (C) the Manager and Sub-Advisor maintain appropriate compliance programs; (D) the Sub-Advisor is taking appropriate action to enhance the quality of its proprietary research and portfolio management personnel to improve the Fund's performance; (E) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services provided by the Manager and the Sub-Advisor; and (F) the profitability to the Manager and Sub-Advisor of the Investment Management and Sub-Advisory Agreements, respectively, is reasonable.

After considering these and other factors, the Trustees concluded that approval of the Investment Management and Sub-
Advisory Agreements would be in the interests of the Fund and its shareholders.

REIMBURSEMENT AGREEMENT
-----------------------
Under the Investment Management Agreement, the Investment Manager provides a variety of administrative services to the Fund and, under the distribution agreement between MDI and the Fund, MDI provides a variety of distribution related services to the Fund. MDI receives no additional compensation from the Fund for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Essex, Essex reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Fund.

CODE OF ETHICS
--------------
The Trustees have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act on behalf of the Trust. The Code of Ethics of the Trust incorporates the codes of ethics of the Investment Manager, the Distributor and the Sub-Advisor, which codes are made applicable to "access persons" of the Trust that are also employees of the Investment Manager, the Distributor or the Sub-Advisor, respectively. In combination, these codes of ethics generally require access persons to preclear any personal securities investment (with limited exceptions such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. Subject to compliance with these preclearance procedures, access persons of the Trust who are also access persons of the Investment Manager, the Distributor or the Sub-Advisor may invest in securities, including securities that may be purchased or held by the Fund.

DISTRIBUTION ARRANGEMENTS
-------------------------
MDI acts as the distributor in connection with the offering of the Fund's shares on a no-load basis. The Distributor bears certain expenses associated with the distribution and sale of shares of the Fund. The Distributor acts as agent in arranging for the sale of the Fund's shares.

Shares of the Investor Class are sold without a sales load but are subject to the expenses of a Rule 12b-1 Plan of Distribution. In accordance with the terms of the Plan of Distribution, the Fund has agreed, effective March 1, 2002, to pay MDI 0.25% of the average daily net assets of the Fund allocable to the Investor Class shares. MDI will use all or a portion of the amounts received under the Plan of Distribution to finance its distribution or servicing activities, including making payments to financial intermediaries that offer Investor Class shares of the Fund to their clients through proprietary mutual fund "supermarkets" and similar platforms.

Shares of the Institutional Class are sold without a sales load and are not subject to the expenses of any Rule 12b-1 Plan of Distribution.

The Distribution Agreement may be terminated by either party under certain specified circumstances and will automatically terminate on assignment in the same manner as the Investment Management Agreement. The Distribution Agreement may be continued annually so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance.

CUSTODIAN
---------
The Bank of New York ("BNY" or the "Custodian"), 100 Church Street, New York New York, is the Custodian for the Fund. It is responsible for holding all cash assets and all portfolio securities of the Fund, releasing and delivering such securities as directed by the Fund, maintaining bank accounts in the names of the Fund, receiving for deposit into such accounts payments for shares of the Fund, collecting income and other payments due the Fund with respect to portfolio securities and paying out monies of the Fund. In addition, when the Fund trades in futures contracts and those trades would require the deposit of initial margin with a futures commission merchant ("FCM"), the Fund will enter into a separate special custodian agreement with a custodian in the name of the FCM which agreement will provide that the FCM will be permitted access to the account only upon the Fund's default under the contract.

The Custodian is authorized to deposit securities in securities depositories or to use the services of sub-custodians, including foreign sub-custodians, to the extent permitted by and subject to the regulations of the SEC.

TRANSFER AGENT
--------------
Boston Financial Data Services, Inc., P.O. Box 8517, Boston,
Massachusetts 02266-8517, is the transfer agent (the "Transfer
Agent") for the Fund.

INDEPENDENT PUBLIC ACCOUNTANTS
------------------------------
PricewaterhouseCoopers LLP, 160 Federal Street, Boston,
Massachusetts 02110, is the independent public accountant for the Fund. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of the Fund, assists in the preparation and/or review of the Fund's federal and state income tax returns and may provide other audit, tax and related services.

           BROKERAGE ALLOCATION AND OTHER PRACTICES
           ----------------------------------------

The Sub-Advisory Agreement provides that the Sub-Advisor place all orders for the purchase and sale of securities which are held in the Fund's portfolio. In executing portfolio transactions and selecting brokers or dealers, it is the policy and principal objective of the Sub-Advisor to seek best price and execution. It is expected that securities will ordinarily be purchased in the primary markets. The Sub-Advisor shall consider all factors that it deems relevant when assessing best price and execution for the Fund, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

In addition, when selecting brokers to execute transactions and in evaluating the best available net price and execution, the Sub-Advisor is authorized by the Trustees to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended), provided by the broker. The Sub-Advisor is also authorized to cause the Fund to pay a commission to a broker who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction. The Sub-Advisor must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which the Sub-Advisor exercises investment discretion. Brokerage and research services received from such brokers will be in addition to, and not in lieu of, the services required to be performed by each Sub-Advisor. The Fund may purchase and sell portfolio securities through brokers who provide the Fund with research services.

The Trust has entered into arrangements with various brokers pursuant to which a portion of the commissions paid by the Fund may be directed by the Fund to pay expenses of the Fund. Consistent with its policy and principal objective of seeking best price and execution, the Sub-Advisor may consider these brokerage recapture arrangements in selecting brokers to execute transactions for the Fund.

The Trustees will periodically review the total amount of commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Fund of using particular brokers or dealers. It is possible that certain of the services received by the Sub-Advisor attributable to a particular transaction will primarily benefit one or more other accounts for which investment discretion is exercised by the Sub-Advisor.

The fees of the Sub-Advisor are not reduced by reason of their receipt of such brokerage and research services.
Generally, the Sub-Advisor does not provide any services to the Fund except portfolio investment management and related record-keeping services.

For the fiscal years ended October 31, 2002, October 31,
2001 and October 31, 2000, the Fund paid brokerage commissions of $491,600, $733,223 and $395,468, respectively.

          PURCHASE, REDEMPTION AND PRICING OF SHARES
          ------------------------------------------

PURCHASING SHARES
-----------------
Investors may open accounts with the Fund through their financial planners or investment professionals, or by the Trust in limited circumstances as described in the Prospectus. Shares may also be purchased through bank trust departments on behalf of their clients, other investors such as corporations, endowment funds and charitable foundations, and tax-exempt employee welfare, pension and profit-sharing plans. There are no charges by the Trust for being a customer for this purpose. The Trust reserves the right to determine which customers and which purchase orders the Trust will accept.

Certain investors may purchase or sell Fund shares through broker-dealers or through other processing organizations that may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. The Fund may from time to time make payments to such broker-dealers or processing organizations for certain recordkeeping services. Investors who do not wish to receive the services of a broker-dealer or processing organization may consider investing directly with the Trust. Shares held through a broker-dealer or processing organization may be transferred into the investor's name by contacting the broker-dealer or processing organization or the Transfer Agent. Certain processing organizations may receive compensation from the Distributor, the Investment Manager and/or the Sub-Advisor.

Purchase orders received by the Fund before the close of regular trading of the New York Stock Exchange (usually 4:00 p.m. New York Time), c/o Boston Financial Data Services, Inc. at the address listed in the Prospectus on any Business Day will receive the net asset value computed that day. Orders received after that time from certain processing organizations which have entered into special arrangements with the Investment Manager will also receive that day's offering price. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Trust. Orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent.

Federal Funds or Bank Wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations which have entered into special arrangements with the Trust. Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. Dollars on a U.S. bank.

To ensure that checks are collected by the Trust, if shares purchased by check are sold before the check has cleared, the redemption proceeds will not be processed until the check has cleared. This may take up to 15 days unless arrangements are made with the Investment. However, during this 15-day period, such shareholder may exchange such shares into any series of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II, subject to applicable restrictions such as minimum investment amounts. The 15-day holding period for redemption proceeds would still apply to shares purchased through such exchanges.

If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. The Trust has the right to prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares. Third-party checks which are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to the Fund or State Street Bank and Trust Company will be accepted.

In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder's account on the Trust's books maintained by the Transfer Agent.

REDEEMING SHARES
----------------
Any redemption orders received by the Trust before the close of regular trading on the New York Stock Exchange (the "NYSE") (usually 4:00 p.m. New York Time) on any Business Day will receive the net asset value determined at the close of trading on that Business Day.

Redemption orders received after 4:00 p.m. will be redeemed at the net asset value determined at the close of trading on the next Business Day. Redemption orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent. If you are trading through a broker-dealer or investment advisor, such investment professional is responsible for promptly transmitting orders. There is no redemption charge. The Fund reserves the right to redeem shareholder accounts (after 60 days notice) when the value of the Investor Class shares or the Institutional Class shares in the account falls below $5,000 or $100,000, respectively, due to redemptions. The Fund furthermore reserves the right to convert an investor's Institutional Class shares to Investor Class shares if the investor's Institutional Class account falls below $100,000 due to redemptions. Whether the Fund will exercise its right to redeem or to convert shareholder accounts will be determined by the Investment Manager on a case-by-case basis.

If the Fund determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Fund, in lieu of cash, in conformity with the applicable rule of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets to cash. The method of valuing portfolio securities is described under the "Net Asset Value," and such valuation will be made as of the same time the redemption price is determined.

Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the request must include the shareholder's taxpayer identification number, account number, Fund number and signatures of all account holders. All redemptions will be mailed to the address of record on the shareholder's account. In addition, shares purchased by check are sold before the check has cleared, redemption proceeds will not be sent to the shareholder until the check has cleared.
This may take up to 15 days unless arrangements are made with the Investment Manager. The Trust reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption beyond seven days as follows: (i) during periods when the NYSE is closed for other than weekends and holidays or when trading on the NYSE is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Fund of, or evaluation of the net asset value of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

EXCHANGE OF SHARES
------------------
An investor may exchange shares from the Fund into shares of any series of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II. Since an exchange is the sale of shares of the fund exchanged out of and the purchase of shares of the fund exchanged into, the usual purchase and redemption procedures, requirements and restrictions apply to each exchange. Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number. In addition, an investor who intends to continue to maintain an account in the Fund may make an exchange out of the Fund only if following the exchange the investor would continue to meet the Fund's minimum investment amount. Settlement on the purchase of shares of any series of Managers AMG Funds, The Managers Funds, Managers Trust I or Managers Trust II will occur when the proceeds from the redemption become available. Shareholders are subject to federal income tax and may recognize capital gains or losses on the exchange for federal income tax purposes. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

NET ASSET VALUE
---------------
The Fund computes its net asset value for each class of shares once daily on Monday through Friday on each day on which the NYSE is open for trading, at the close of business of the NYSE, usually 4:00 p.m. New York Time. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund may close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The time at which orders are accepted and shares are redeemed may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. New York Time.

The net asset value per share of a Fund is equal to the Fund's net worth (assets minus liabilities) divided by the number of shares outstanding. Fund securities listed on an exchange are valued at the last quoted sale price on the exchange where such securities are primarily traded on the valuation date, prior to the close of trading on the NYSE, or, lacking any sales, at the last quoted bid price on such principal exchange prior to the close of trading on the NYSE. Over-the-counter securities are valued at the Nasdaq Official Closing Price if one is available. Otherwise, over-the-counter securities are generally valued on the basis of the last quoted bid price. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Trustees.

DIVIDENDS AND DISTRIBUTIONS
---------------------------
The Fund declares and pays dividends and distributions as described in the Prospectus.

If a shareholder has elected to receive dividends and/or their distributions in cash and the postal or other delivery service is unable to deliver the checks to the shareholder's address of record, the dividends and/or distribution will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

DISTRIBUTION PLAN
-----------------
The Trust has adopted a "Plan of Distribution Pursuant to Rule 12b-1" (the "Distribution Plan") with respect to the Investor Class of shares of the Fund. Under the Distribution Plan, the Trust may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of Investor Class shares, including, but not limited to, (1) making payments to underwriters, securities dealers and others engaged in the sale of shares, including payments to the Distributor to compensate or reimburse other persons for engaging in such activities and (2) paying expenses or providing reimbursement of expenditures incurred by the Distributor or other persons in connection with the offer or sale of shares, including expenses relating to the formulation and implementation of marketing strategies and promotional activities such as direct mail promotions and television, radio, newspaper, magazine and other mass media advertising, the preparation, printing and distribution of sales literature and reports for recipients other than existing shareholders of the Trust, and obtaining such information, analyses and reports with respect to marketing and promotional activities and investor accounts as the Trust may, from time to time, deem advisable. The Trust and the Fund are authorized to engage in the activities listed above, and in other activities primarily intended to result in the sale of Investor Class shares, either directly or through other persons with which the Trust has entered into agreements pursuant to the Distribution Plan. Effective March 1, 2002, the Board of Trustees has authorized payments to the Distributor equal on an annual basis to 0.25% of the average annual net assets of the Fund allocable to the Investor Class shares. All payments by the Fund under the Distribution Plan are treated as expenses of the Investor Class and no portion of these payments is allocated to the Institutional Class shares.

                     CERTAIN TAX MATTERS
                     -------------------

The following summary of certain federal tax income considerations is based on current law, is for general information only and is not tax advice. This discussion does not address all aspects of taxation that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, financial institutions or brokerage dealers, foreign corporations, and persons who are not citizens or residents of the United States) subject to special treatment under the federal income tax laws.

EACH SHAREHOLDER IS ADVISED TO CONSULT HIS OR HER OWN TAX ADVISOR WITH RESPECT TO THE SPECIFIC TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND, INCLUDING THE EFFECT AND APPLICABILITY OF STATE, LOCAL, FOREIGN, AND OTHER TAX LAWS AND THE POSSIBLE EFFECTS OF CHANGES IN FEDERAL OR OTHER TAX LAWS. THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.

FEDERAL INCOME TAXATION OF FUNDS-IN GENERAL
-------------------------------------------
The Fund intends to qualify and elect to be treated each taxable year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), although it cannot give complete assurance that it will qualify to do so. Accordingly, the Fund must, among other things,
(a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); and (b) invest the Fund's assets (as of the close of each quarter of the taxable year) in such a manner that (i) at least 50% of the value of the Fund's total assets be represented by cash and cash items (including receivables), Government securities and securities of other regulated investment companies, and other securities limited in respect of any one issuer (except with regard to certain investment companies furnishing capital to development corporations) to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of the value of the Fund's total assets be invested in the securities (other than Government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers each of which the fund owns 20% or more of the total combined voting power of all classes of stock entitled to vote, and are engaged in the same or similar trades or businesses or related trades or businesses.

If the Fund should fail to qualify as a regulated investment company in any year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders as ordinary income to the extent of the Fund's current or accumulated earnings and profits. Also, the shareholders, if they received a distribution in excess of current or accumulated earnings and profits, would receive a return of capital that would reduce the basis of their shares of the Fund to the extent thereof. Any distribution in excess of a shareholder's basis in the shareholder's shares would be taxable as gain realized from the sale of such shares.

The Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year the Fund must distribute an amount equal to at least 98% of the sum of its ordinary income (excluding tax-exempt interest income and not taking into account any capital gains or losses) for the calendar year, and its net capital gain income for the 12-month period ending on October 31, in addition to any undistributed portion of the respective balances from the prior year. For that purpose, any income or gain retained by the Fund that is subject to corporate tax will be considered to have been distributed by year end.
The Fund intends to make sufficient distributions to avoid this 4% excise tax.

TAXATION OF THE FUND'S INVESTMENTS
----------------------------------
Original Issue Discount; Market Discount. For federal income tax purposes, debt securities purchased by the Fund may be treated as having original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as income earned by the Fund, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Under Section 1286 of the Code, an investment in a stripped bond or stripped coupon may result in original issue discount.

Debt securities may be purchased by the Fund at a discount that exceeds the original issue discount plus previously accrued original issue discount remaining on the securities, if any, at the time the Fund purchases the securities. This additional discount represents market discount for federal income tax purposes. In the case of any debt security issued after July 18, 1984 and to obligations issued on or before July 18, 1984 that were purchased after April 30, 1993, having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless the Fund elects to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis. The Fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred or continued to purchase or carry any debt security having market discount, unless the Fund makes the election to include market discount currently.
Because the Fund must include original issue discount in income, it will be more difficult for the Fund to make the distributions required for the Fund to maintain its status as a regulated investment company under Subchapter M of the Code or to avoid the 4% excise tax described above.

Options and Futures Transactions. Certain of the Fund's investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in the Fund's income for purposes of the 90% test, and require inclusion of unrealized gains in the Fund's income for purposes of the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses; and (iii) characterize both realized and unrealized gain or loss as short-term and long-term gain, irrespective of the holding period of the investment. Such provisions generally apply to, among other investments, options on debt securities, indices on securities and futures contracts. The Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent disqualification of the Fund as a regulated investment company.

Hedging Transactions. The Fund may engage in various hedging transactions. Under various provisions of the Code, the result of such investments and transactions may be to change the character of recognized gains and losses, accelerate the recognition of certain gains and losses, and defer the recognition of certain losses. For example, the tax treatment of futures contracts entered into by a Fund as well as listed non-equity options written or purchased by a Fund on U.S. exchanges (including options on debt securities and options on futures contracts) will be governed by section 1256 of the Code. Absent a tax election for "mixed straddles" (described below), each such position held by a Fund on the last business day of each taxable year will be marked to market (i.e., treated as if it were closed out), and all resulting gain or loss will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, with subsequent adjustments made to any gain or loss realized upon an actual disposition of such positions (currently, the 60% long-term portion will be treated as if held for more than 12 months). When the Fund holds an option or contract governed by section 1256 which substantially diminishes the Fund's risk of loss with respect to another position of its Portfolio not governed by section 1256 (as might occur in some hedging transactions), that combination of positions generally will be a "mixed straddle" that is subject to the straddles rules of section 1092 of the Code. The application of section 1092 might result in deferral of losses, adjustments in the holding periods of the Fund's securities and conversion of short-term capital losses into long-term capital losses. The Fund may make certain tax elections for its "mixed straddles" that could alter certain effects of section 1256 or section 1092.

Tax Implications of Certain Investments. Certain of the
Fund's investments, including investments in stripped securities, will create taxable income in excess of the cash they generate. In such cases, the Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. The character of the Fund's taxable income will, in most cases, be determined on the basis of reports made to the Fund by the issuers of the securities in which they invest. The tax treatment of certain securities in which the Fund may invest is not free from doubt and it is possible that an IRS examination of the issuers of such securities could result in adjustments to the income of the Fund. The foregoing discussion is a general summary of certain of the current federal income tax laws regarding the Fund and investors in the shares.

FEDERAL INCOME TAXATION OF SHAREHOLDERS
---------------------------------------
Ordinary income distributions, and distributions of net realized short-term capital gains by the Fund to shareholders who are liable for federal income taxes will be taxed as ordinary income to such shareholders. Distributions of net capital gains will be taxed as long-term capital gains regardless of how long such shareholders have held shares of the Fund. These provisions apply whether the dividends and distributions are received in cash or reinvested in additional shares. Any loss realized upon the redemption of shares within 6 months from the date of their purchase will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains during such 6-month period. Losses incurred on the sale of shares of the Fund may be required to be deferred in the event the shareholder acquired other Fund shares within 30 days prior to the sale of the loss shares or 30 days after such sale.

Special rules for the taxation of capital gains on
qualified 5-year property were enacted by the Taxpayer Relief Act of 1997 to take effect in January 2001. In summary, for individuals and trusts in the 10% and 15% ordinary income tax rate brackets, a new tax rate of 8% (instead of 10%) will apply to long-term capital gains from the sale of assets (including
mutual funds) held more than 5 years.   For individuals and
trusts in higher tax brackets, the top rate on such gains drops from 20% to 18%. The date that the 5-year holding period starts, however, is different for the two groups. For those in the 10% and 15% brackets, the asset may be acquired at any time, but for others the asset must have been acquired after December 31, 2000.

Dividends paid by the Fund may be eligible for the 70% dividends-received deduction for corporations. The percentage of the Fund's dividends eligible for such tax treatment may be less than 100% to the extent that less than 100% of the Fund's gross income may be from qualifying dividends of domestic corporations. Any dividend declared in October, November or December and made payable to shareholders of record in any such month is treated as received by such shareholder on December 31, provided that the Fund pays the dividend during January of the following calendar year.

Distributions by the Fund can result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a taxable distribution will then receive a return of investment upon distribution which will nevertheless be taxable to them.

FOREIGN SHAREHOLDERS
--------------------
Dividends of net investment income and distributions of net realized short-term gain in excess of net long-term loss to a shareholder who is a nonresident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions treated as long-term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

In the case of a foreign shareholder who is a nonresident alien individual or foreign entity, the Fund may be required to withhold U.S. federal income tax as "backup withholding" at the current rate of 30% (for the calendar year 2003) from distributions treated as long-term capital gains and from the proceeds of redemptions, exchanges or other dispositions of the Fund's shares unless an appropriate IRS Form W8-BEN or W8-IMY as appropriate is provided. Transfers by gift of shares of the Fund by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax, but the value of shares of the Fund held by such shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.

FOREIGN TAXES
-------------
The Fund may be subject to a tax on dividend or interest income received from securities of a non-U.S. issuer withheld by a foreign country at the source. The U.S. has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries is not known. If more than 50% of the Fund's total assets at the close of a taxable year consists of stocks or securities in foreign corporations, and the Fund satisfies the holding period requirements, the Fund may elect to pass through to its shareholders the foreign income taxes paid thereby. In such case, the shareholders would be treated as receiving, in addition to the distributions actually received by the shareholders, their proportionate share of foreign income taxes paid by the Fund, and will be treated as having paid such foreign taxes. The shareholders will be entitled to deduct or, subject to certain limitations, claim a foreign tax credit with respect to such foreign income taxes. A foreign tax credit will be allowed for shareholders who hold the Fund for at least 16 days during the 30-day period beginning on the date that is 15 days before the ex-dividend date. Shareholders who have been passed through foreign tax credits of no more than $300 ($600 in the case of married couples filing jointly) during a tax year can elect to claim the foreign tax credit for these amounts directly on their federal income tax returns (IRS Forms 1040) without having to file a separate Form 1116.

TAX-EXEMPT INVESTORS
--------------------
If a shareholder that is a benefit plan investor (e.g., an individual retirement account, pension plan, 401(k) plan, or Keogh plan) or charitable organization (a "Tax-Exempt Investor") incurs debt to finance the acquisition of its shares, a portion of the income received by the Tax-Exempt Investor with respect to its shares would constitute unrelated business taxable income ("UBTI"). In that case, the UBTI portion of the Tax-Exempt Investor's income from its investment in the Fund for the year would equal the total income from its investment in the Fund recognized by the Tax-Exempt Investor in that year multiplied by the ratio of the Tax-Exempt Investor's average acquisition debt balance to the average tax basis of its shares for the year. A Tax-Exempt Investor is generally subject to federal income tax to the extent that its UBTI for a taxable year exceeds its annual $1,000 exclusion.

STATE AND LOCAL TAXES
---------------------
The Fund may also be subject to state and/or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult with their own tax advisers concerning the foregoing state and local tax consequences of investing in the Fund.

OTHER TAXATION
--------------
The Fund is a series of a Massachusetts business trust.
Under current law, neither the Trust nor the Fund is liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS ABOUT THE
APPLICATION OF THE PROVISIONS OF TAX LAW DESCRIBED IN THIS
STATEMENT OF ADDITIONAL INFORMATION IN LIGHT OF THEIR PARTICULAR
TAX SITUATIONS.

                       PERFORMANCE DATA
                       ----------------

From time to time, the Fund may quote performance in terms of yield, actual distributions, total return or capital appreciation in reports, sales literature, and advertisements published by the Fund. Current performance information for the Fund may be obtained by calling the number provided on the cover page of this Statement of Additional Information and in the Fund's Prospectus.

AVERAGE ANNUAL TOTAL RETURN
---------------------------
The Fund may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods that the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                      P (1 + T) n = ERV

In the above formula, P = a hypothetical initial payment of
$1,000

T    = average annual total return
n    = number of years
ERV = ending redeemable value of the hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period

The formula assumes that any charges are deducted from the initial $1,000 payment and assumes that all dividends and distributions by the Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period.

Average Annual Total Returns are not shown for the Institutional Class because it had less than one year of operations at October 31, 2002. Average Annual Total Returns for the Investor Class for the periods ended October 31, 2002 were as follows:

Fund              1 Year      Life of Fund
-------------     -------     ------------
Investor Class    -20.79%        -11.17%*

* Inception for the Investor Class was on November 1, 1999.

AFTER TAX AND CUMULATIVE RETURNS
--------------------------------
Average Annual Total Return (after taxes on distributions). The Fund may also advertise average annual total return (after taxes on distributions) for 1-, 5-, and 10-year periods or for such lesser period as the Fund has been in existence. Average annual total return (after taxes on distributions) is determined by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending value, according to the following formula:

                       P(1+T)n = ATVD

In the above formula, P = a hypothetical initial payment of
$1,000

T       = average annual total return (after taxes on
          distributions)
n       = number of years
ATVD    = ending value of a hypothetical $1,000 payment made
          at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods
          (or fractional portion), after taxes on fund distributions but not after taxes on redemption

The calculation of average annual total return (after taxes on distributions) assumes that any charges are deducted from the initial $1,000 payment and that all distributions by the Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period. Taxes due on any distributions by the Fund are calculated by applying the tax rates discussed below to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date, e.g. the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, such as tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law.

The tax rate used in calculating average annual return (after taxes on distributions) is the highest individual marginal federal income tax rates in effect on the reinvestment date.
The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short- term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The calculation disregards any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

Average Annual Total Returns (after taxes on distributions) are not shown for the Institutional Class because it had less than one year of operations at October 31, 2002. Average Annual Total Returns (after taxes on distributions) for the Investor Class for the periods ended October 31, 2002 were as follows:

Fund                1 Year    Life of Fund
------------------  -------   ------------
Investor Class *    -20.88%      -11.18%*

* Inception for the Investor Class was on November 1, 1999.

Average Annual Total Return (after taxes on distributions and redemptions). The Fund may also advertise average annual total return (after taxes on distributions and redemption) for 1-, 5-, and 10-year periods or for such lesser period as the Fund has been in existence. Average annual total return (after taxes on distributions and redemption) is determined by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending value, according to the following formula:

                      P(1+T)n = ATVDR

In the above formula, P = a hypothetical initial payment of
$1,000

T       = average annual total return (after taxes on
          distributions and redemption)
n       = number of years
ATVDR   = ending value of a hypothetical $1,000 payment made
          at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods
          (or fractional portion), after taxes on fund distributions and redemption

The calculation of average annual total return (after taxes on distributions and redemption) assumes that any charges are deducted from the initial $1,000 payment and that all distributions by the Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period. Taxes due on any distributions by the Fund are calculated by applying the tax rates discussed below to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date, e.g. the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, such as tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law.

The tax rate used in calculating average annual return (after taxes on distributions and redemption) is the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short- term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The calculation disregards any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

The ending value used in calculating average annual return (after taxes on distribution and redemption) is determined by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. Capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds. The basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distribution is separately tracked. The distribution net of taxes assumed paid from the distribution is included in determining the basis for a reinvested distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions.

The capital gain taxes (or the benefit resulting from tax losses) used in calculating average annual return (after taxes on distribution and redemption) are determined using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The calculation assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

Average Annual Total Returns (after taxes on distributions and redemptions) are not shown for the Institutional Class because it had less than one year of operations at October 31, 2002. The following table shows the average annual total returns (after taxes on distributions and redemptions) for the Investor Class for the periods ended October 31, 2002.

Fund              1 Year    Life of Fund
---------------   --------  ------------
Investor Class     -12.82%     -8.72%*

* Inception for the Investor Class was on November 1, 1999.

Cumulative Total Return. The Fund may also advertise cumulative total return (the actual change in value of an investment in the Fund assuming reinvestment of dividends and capital gains).

Cumulative Total Returns are not shown for the Institutional Class because it had less than one year of operations at October 31, 2002. The following table shows the cumulative total returns for the Investor Class for the periods ended October 31, 2002:

Fund              1 Year    Life of Fund
----------------  ------    ------------
Investor Class   -20.79%      -29.90%*

* Inception for the Investor Class was on November 1, 1999.

PERFORMANCE COMPARISONS
-----------------------
The Fund may compare its performance to the performance of other mutual funds having similar objectives. This comparison must be expressed as a ranking prepared by independent services or publications that monitor the performance of various mutual funds such as Lipper, Inc. ("Lipper") and Morningstar, Inc., ("Morningstar"). Lipper prepares the "Lipper Composite Index," a performance benchmark based upon the average performance of publicly offered stock funds, bond funds, and money market funds as reported by Lipper. Morningstar, a widely used independent research firm, also ranks mutual funds by overall performance, investment objectives and assets. The Fund's performance may also be compared to the performance of various unmanaged indices such as the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's 400 Composite Stock Price Index or the Dow Jones Industrial Average.

MASSACHUSETTS BUSINESS TRUST
----------------------------
The Fund is a series of a "Massachusetts business trust." A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability and are described below.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Declaration of Trust of the Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, instrument or undertaking made on behalf of the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking,
(iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Fund. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Fund. The Trustees of the Trust intend to conduct the operations of the Trust in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Fund.

The Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee or agent of the Fund or to a shareholder, and that no Trustee, officer, employee or agent is liable to any third persons in connection with the affairs of the Fund, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the Fund for any satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Trust's Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

DESCRIPTION OF SHARES
---------------------
The Trust is an open-end management investment company organized as a Massachusetts business trust in which the Fund represents a separate series of shares of beneficial interest. See "Massachusetts Business Trust" above. The Trustees may classify or reclassify any series of the Trust into one or more classes. The Trustees have authorized the issuance of two classes of shares of the Fund - the Institutional Class and the Investor Class.

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and to divide or combine the shares of any series, if applicable, without changing the proportionate beneficial interest of each shareholder in the Fund or assets of another series, if applicable. Each share of the Fund represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. See "Massachusetts Business Trust" above. Shares of the Fund have no preemptive or conversion rights and are fully paid and nonassessable. The rights of redemption and exchange are described in the Prospectus and in this Statement of Additional Information.

The shareholders of the Trust are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of the Fund shall be entitled to vote. Each class will vote separately on matters affecting only that class or as otherwise required by law. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or by the Declaration of Trust of the Trust.

Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee from office. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the shares of the Trust. In addition, whenever ten or more shareholders of record who have been shareholders of record for at least six months prior to the date of the application, and who hold in the aggregate either shares of the Fund having a net asset value of at least $25,000 or at least 1% of the Trust's outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any of the Trustees and accompanies by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed shareholder communication and form of request. If the Trustees elect to follow the latter, the Trustees, upon the written request of such applicants accompanied by a tender of the material to be mailed and the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more objections or refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more objections, the SEC shall find, after notice and opportunity for a hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

The Trustees have authorized the issuance and sale to the public of shares of eight series of the Trust. The Trustees may authorize the issuance of additional series of the Trust. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset value procedures. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of the additional series will approve the adoption of any management contract, distribution agreement and any changes in the investment policies of the Fund, to the extent required by the 1940 Act.

ADDITIONAL INFORMATION
----------------------
This Statement of Additional Information and the Prospectus do not contain all of the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statements, including the Exhibits filed therewith, may be examined at the office of the SEC in Washington DC.

Statements contained in the Statement of Additional
Information and the Prospectus concerning the contents or any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an Exhibit to the applicable Registration Statement. Each such statement is qualified in all respects by such reference.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus or this Statement of Additional Information, in connection with the offer of shares of the Fund and, if given or made, such other representations or information must not be relied upon as having been authorized by the Trust, the Fund or the Distributor. The Prospectus and this Statement of Additional Information do not constitute an offer to sell or solicit an offer to buy any of the securities offered thereby in any jurisdiction to any person to whom it is unlawful for the Fund or the Distributor to make such offer in such jurisdictions.

                    FINANCIAL STATEMENTS
                    --------------------

The Fund's audited Financial Statements for the fiscal year ended October 31, 2002 and the related Notes to Financial Statements for the Fund, as well as the Report of Independent Accountants, PricewaterhouseCoopers LLP, are incorporated by reference into this Statement of Additional Information from the Fund's Annual Report for the fiscal year ended October 31, 2002 filed with the Securities and Exchange Commission pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder. The Fund's 2002 Annual Report is available without charge by calling Managers AMG Funds at
(800) 835-3879 or by visiting our website at www.managersamg.com or on the SEC's website at www.sec.gov.

FUND                DATE OF ANNUAL REPORT; DATE OF FILING OF
                    ANNUAL REPORT; ACCESSION NUMBER
------------------  -----------------------------------------
Essex Aggressive    10/31/02; 12/30/02; 0001089951-02-000052
Growth Fund

=========================================================================
=========================================================================

			MANAGERS AMG FUNDS


		   ESSEX LARGE CAP GROWTH FUND


		STATEMENT OF ADDITIONAL INFORMATION


			DATED June 30, 2003
 	         As Supplemented December 12, 2003

You can obtain a free copy of the Prospectus of the Essex
Large Cap Growth Fund (the "Fund") by calling Managers AMG Funds at (800) 835-3879. The Prospectus provides the basic information about investing in the Fund.


This Statement of Additional Information is not a Prospectus.
It contains additional information regarding the activities and operations of the Fund. It should be read in conjunction with the Fund's Prospectus.

			TABLE OF CONTENTS
			-----------------


									Page
									----
GENERAL INFORMATION							 1

ADDITIONAL INVESTMENT POLICIES						 1
	Investment Techniques and Associated Risks 			 1
	Diversification Requirements for the Fund			 6
	Fundamental Investment Restrictions				 6
	Portfolio Turnover						 7

BOARD OF TRUSTEES AND OFFICERS OF THE TRUST				 8
	Trustees' Compensation						12

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES			12
	Control Persons							12
	Principal Holders						12
	Management Ownership						12

MANAGEMENT OF THE FUND							12
	Investment Manager and Sub-Advisor				12
	Compensation of Investment Manager and Sub-Advisor by the Fund	12
	Fee Waivers and Expense Limitations				13
	Investment Management and Sub-Advisory Agreements		13
	Approval of Investment Management and Sub-Advisory Agreement	14
	Reimbursement Agreement						15
	Code of Ethics							15
	Custodian							15
	Transfer Agent							15
	Independent Public Accountants					15

BROKERAGE ALLOCATION AND OTHER PRACTICES				16

PURCHASE, REDEMPTION AND PRICING OF SHARES				16
	Purchasing Shares						16
	Redeeming Shares						17
	Exchange of Shares						18
	Net Asset Value							18
	Dividends and Distributions					18

CERTAIN TAX MATTERS							19
	Federal Income Taxation of Funds - in General			19
	Taxation of the Fund's Investments				19
	Federal Income Taxation of Shareholders				21
	Foreign Shareholders						22
	State and Local Taxes						22
	Other Taxation							23

PERFORMANCE DATA							23
	Average Annual Total Return					23
	Performance Comparisons						25
	Massachusetts Business Trust					25
	Description of Shares						26
	Additional Information						27



			GENERAL INFORMATION
			-------------------

This Statement of Additional Information relates only to the Essex Large Cap Growth Fund (the "Fund"). The Fund is a series of shares of beneficial interest of Managers AMG Funds, formed as a Massachusetts business trust (the "Trust"), and is part of the Managers Funds Family of Funds. The Trust was organized on June 18, 1999.

This Statement of Additional Information describes the financial history, management and operation of the Fund, as well as the Fund's investment objectives and policies. It should be read in conjunction with the Fund's current Prospectus. The Trust's executive office is located at 40 Richards Avenue, Norwalk, CT 06854.

The Managers Funds LLC, a subsidiary of Affiliated Managers
Group, Inc., serves as investment manager to the Fund and is responsible for the Fund's overall administration. See
"Management of the Fund."

		ADDITIONAL INVESTMENT POLICIES
		------------------------------

The following is additional information regarding the policies used by the Fund in an attempt to achieve its investment objective as stated in its Prospectus. The Fund is a diversified open-end management investment company.

Essex Large Cap Growth Fund:  Large-Capitalization Companies
------------------------------------------------------------
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in companies that, at the time of the Fund's purchase, in large capitalization companies. This policy may not be changed without providing shareholders 60 days notice.

Investment Techniques and Associated Risks
------------------------------------------
The following are descriptions of the types of securities that may be purchased by the Fund.

(1)	Cash Equivalents.  The Fund may invest in cash
equivalents. Cash equivalents include certificates of deposit, bankers acceptances, commercial paper, short-term corporate debt securities and repurchase agreements.

Bankers Acceptances. The Fund may invest in bankers acceptances. Bankers acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. These instruments become "accepted" when a bank guarantees their payment upon maturity. Eurodollar bankers acceptances are bankers acceptances denominated in U.S. Dollars and are "accepted" by foreign branches of major U.S. commercial banks.

Certificates of Deposit. The Fund may invest in certificates of deposit. Certificates of deposit are issues against money deposited into a bank (including eligible foreign branches of U.S. banks) for a definite period of time. They earn a specified rate of return and are normally negotiable.

Commercial Paper. The Fund may invest in commercial paper. Commercial Paper refers to promissory notes that represent an unsecured debt of a corporation or finance company. They have a maturity of less than 9 months. Eurodollar commercial paper refers to promissory notes payable in U.S. Dollars by European issuers.

Repurchase Agreements. The Fund may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines which have been approved by the Fund's Board of Trustees. In a repurchase agreement, the Fund buys a security from a bank or a broker-dealer that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is the purchase price plus a mutually agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements will be short, and at no time will the Fund enter into repurchase agreements for more than seven days.

Repurchase agreements could have certain risks that may adversely affect the Fund. If a seller defaults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to a seller of the security, realization of disposition of the collateral by the Fund may be delayed or limited.

(2)	Reverse Repurchase Agreements.  The Fund may enter
into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. The price reflects the interest rates in effect for the term of the agreement. For the purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), a reverse repurchase agreement is also considered as the borrowing of money by the Fund and, therefore, a form of leverage which may cause any gains or losses for the Fund to become magnified.

The Fund will invest the proceeds of borrowings under reverse repurchase agreements. The Fund will not invest the proceeds of a reverse repurchase agreement for a period that is longer than the reverse repurchase agreement itself. The Fund will establish and maintain a separate account with the Custodian that contains a segregated portfolio of securities in an amount which is at least equal to the amount of its purchase obligations under the reverse repurchase agreement.

(3)	Emerging Market Securities.  The Fund may invest
some of its assets in the securities of emerging market countries. Investments in securities in emerging market countries may be considered to be speculative and may have additional risks from those associated with investing in the securities of U.S.
issuers. There may be limited information available to investors which is publicly available, and generally emerging market issuers are not subject to uniform accounting, auditing and financial standards and requirements like those required by U.S. issuers.

Investors should be aware that the value of the Fund's investments in emerging markets securities may be adversely affected by changes in the political, economic or social conditions, expropriation, nationalization, limitation on the removal of funds or assets, controls, tax regulations and other foreign restrictions in emerging market countries. These risks may be more severe than those experienced in foreign countries. Emerging market securities trade with less frequency and volume than domestic securities and therefore may have greater price volatility and lack liquidity. Furthermore, there is often no legal structure governing private or foreign investment or private property in some emerging market countries. This may adversely affect the Fund's operations and the ability to obtain a judgment against an issuer in an emerging market country.

(4)	Foreign Securities.  The Fund may invest in foreign
securities either directly or indirectly in the form of American Depositary Receipts or similar instruments. Investments in securities of foreign issuers and in obligations of domestic banks involve different and additional risks from those associated with investing in securities of U.S. issuers. There may be limited information available to investors which is publicly available, and generally foreign issuers are not subject to uniform accounting, auditing and financial standards and requirements like those applicable to U.S. issuers. Any foreign commercial paper must not be subject to foreign withholding tax at the time of purchase.

Investors should be aware that the value of the Fund's investments in foreign securities may be adversely affected by changes in the political or social conditions, confiscatory taxation, diplomatic relations, expropriation, nationalization, limitation on the removal of funds or assets, or the establishment of exchange controls or other foreign restrictions and tax regulations in foreign countries. In addition, due to the differences in the economy of these foreign countries compared to the U.S. economy, whether favorably or unfavorably, portfolio securities may appreciate or depreciate and could therefore adversely affect the Fund's operations. It may also be difficult to obtain a judgment against a foreign creditor. Foreign securities trade with less frequency and volume than domestic securities and therefore may have greater price volatility. Furthermore, changes in foreign exchange rates will have an affect on those securities that are denominated in currencies other than the U.S. Dollar.

Forward Foreign Currency Exchange Contracts. The Fund may purchase or sell equity securities of foreign countries.
Therefore, a portion of the Fund's income may be derived from foreign currency. A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a mutually agreed upon date and price. The contract is usually between a bank and its customers. The contract may be denominated in U.S. Dollars or may be referred to as a "cross-currency" contract. A cross-currency contract is a contract which is denominated in another currency other than in U.S. Dollars.

In such a contract, the Fund's custodian will segregate cash or marketable securities in an amount not less than the value of the Fund's total assets committed to these contracts. Generally, the Fund will not enter into contracts that are greater than ninety days.

Forward foreign currency contracts have additional risks.
It may be difficult to determine the market movements of the currency. The value of the Fund's assets may be adversely affected by changes in foreign currency exchange rates and regulations and controls on currency exchange. Therefore, the Fund may incur costs in converting foreign currency.

If the Fund engages in an offsetting transaction, the Fund will experience a gain or a loss determined by the movement in the contract prices. An "offsetting transaction" is one where the Fund enters into a transaction with the bank upon maturity of the original contract. The Fund must sell or purchase on the same maturity date as the original contract the same amount of foreign currency as the original contract.

Foreign Currency Considerations. The Fund may invest some of its assets in securities denominated in foreign currencies. The Fund will compute and distribute the income earned by the Fund at the foreign exchange rate in effect on that date. If the value of the foreign currency declines in relation to the U.S. Dollar between the time that the Fund earns the income and the time that the income is converted into U.S. Dollars, the Fund may be required to sell its securities in order to make its distributions in U.S. Dollars. As a result, the liquidity of the Fund's securities may have an adverse affect on the Fund's performance.

(5)	Futures Contracts.  The Fund may buy and sell
futures contracts to protect the value of the Fund's portfolio against changes in the prices of the securities in which it invests. When the Fund buys or sells a futures contact, the Fund must segregate cash and/or liquid securities equivalent to the value of the contract.

There are additional risks associated with futures contracts.
It may be impossible to determine the future price of the securities, and securities may not be marketable enough to close out the contract when the Fund desires to do so.

Equity Index Futures Contracts. The Fund may enter into equity index futures contracts. An equity index futures contract is an agreement for the Fund to buy or sell an index relating to equity securities at a mutually agreed upon date and price. Equity index futures contracts are often used to hedge against anticipated changes in the level of stock prices. When the Fund enters into this type of contract, the Fund makes a deposit called an "initial margin." This initial margin must be equal to a specified percentage of the value of the contract. The rest of the payment is made when the contract expires.

(6)	Illiquid Securities, Private Placements and Certain
Unregistered Securities. The Fund may invest in privately placed, restricted, Rule 144A or other unregistered securities. The Fund may not acquire illiquid holdings if, as a result, more than 15% of the Fund's net assets would be in illiquid investments. Subject to this Fundamental policy limitation, the Fund may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act") and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An investment is considered "illiquid" if it cannot be disposed of within seven (7) days in the normal course of business at approximately the same amount at which it was valued in the Fund's portfolio. The price the Fund's portfolio may pay for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuations of these securities will reflect any limitations on their liquidity.

The Fund may purchase Rule 144A securities eligible for sale without registration under the 1933 Act. These securities may be determined to be illiquid in accordance with the guidelines established by The Managers Funds LLC and approved by the Trustees. The Trustees will monitor these guidelines on a periodic basis.

Investors should be aware that the Fund may be subject to a risk if the Fund should decide to sell these securities when a buyer is not readily available and at a price which the Fund believes represents the security's value. In the case where an illiquid security must be registered under the 1933 Act before it may be sold, the Fund may be obligated to pay all or part of the registration expenses. Therefore, a considerable time may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions develop, the Fund may obtain a less favorable price than was available when it had first decided to sell the security.

(7)	Obligations of Domestic and Foreign Banks.  Banks
are subject to extensive governmental regulations. These regulations place limitations on the amounts and types of loans and other financial commitments which may be made by the bank and the interest rates and fees which may be charged on these loans and commitments. The profitability of the banking industry depends on the availability and costs of capital funds for the purpose of financing loans under prevailing money market conditions.
General economic conditions also play a key role in the operations of the banking industry. Exposure to credit losses arising from potential financial difficulties of borrowers may affect the ability of the bank to meet its obligations under a letter of credit.

(8)	Option Contracts.

Covered Call Options. The Fund may write ("sell") covered call options on individual stocks, equity indices and futures contracts, including equity index futures contracts. Written call options must be listed on a national securities exchange or a futures exchange.

A call option is a short-term contract that is generally for no more than nine months. This contract gives a buyer of the option, in return for a paid premium, the right to buy the underlying security or contract at an agreed upon price prior to the expiration of the option. The buyer can purchase the underlying security or contract regardless of its market price.
A call option is considered "covered" if the Fund that is writing the option owns or has a right to immediately acquire the underlying security or contract.

The Fund may terminate an obligation to sell an outstanding option by making a "closing purchase transaction." The Fund makes a closing purchase transaction when it buys a call option on the same security or contract with has the same price and expiration date. As a result, the Fund will realize a loss if the amount paid is less than the amount received from the sale. A closing purchase transaction may only be made on an exchange that has a secondary market for the option with the same price and expiration date. There is no guarantee that the secondary market will have liquidity for the option.

There are risks associated with writing covered call options. The Fund is required to pay brokerage fees in order to write covered call options as well as fees for the purchases and sales of the underlying securities or contracts. The portfolio turnover rate of the Fund may increase due to the Fund writing a covered call option.

Covered Put Options. The Fund may write ("sell") covered put options on individual stocks, equity indices and futures contracts, including equity index futures contracts.

A put option is a short-term contract that is generally for no more than nine months. This contract gives a buyer of the option, in return for a paid premium, the right to sell the underlying security or contract at an agreed upon price prior to the expiration of the option. The buyer can sell the underlying security or contract at the option price regardless of its market price. A put option is considered "covered" if the Fund which is writing the option owns or has a right to immediately acquire the underlying security or contract. The seller of a put option assumes the risk of the decrease of the value of the underlying security. If the underlying security decreases, the buyer could exercise the option and the underlying security or contract could be sold to the seller at a price that is higher than its current market value.

The Fund may terminate an obligation to sell an outstanding option by making a "closing purchase transaction." The Fund makes a closing purchase transaction when it buys a put option on the same security or contract with the same price and expiration date. As a result, the Fund will realize a loss if the amount paid is less than the amount received from the sale. A closing purchase transaction may only be made on an exchange that has a secondary market for the option with the same price and expiration date. There is no guarantee that the secondary market will have liquidity for the option.

There are risks associated with writing covered put options.
The Fund is required to pay brokerage fees in order to write covered put options as well as fees for the purchases and sales of the underlying securities or contracts. The portfolio turnover rate of the Fund may increase due to the Fund writing a covered put option.

Dealer Options. Dealer Options are also known as Over-the-Counter options ("OTC"). Dealer options are puts and calls where the strike price, the expiration date and the premium payment are privately negotiated. The bank's creditworthiness and financial strength are judged by the Sub- Advisor and must be determined to be as good as the creditworthiness and strength of the banks to whom the Fund lends its portfolio securities.

Puts and Calls. The Fund may buy options on individual stocks, equity indices and equity futures contracts. The Fund's purpose in buying these puts and calls is to protect itself against an adverse affect in changes of the general level of market prices in which the Fund operates. A put option gives the buyer the right upon payment to deliver a security or contract at an agreed upon date and price. A call option gives the buyer the right upon payment to ask the seller of the option to deliver the security or contract at an agreed upon date and price.

(9)	Rights and Warrants.  The Fund may purchase rights
and warrants. Rights are short-term obligations issued in conjunction with new stock issues. Warrants give the holder the right to buy an issuer's securities at a stated price for a stated time.

(10)	Securities Lending.  The Fund may lend its portfolio
securities in order to realize additional income. This lending is subject to the Fund's investment policies and restrictions. Any loan of portfolio securities must be secured at all times by collateral that is equal to or greater than the value of the loan. If a borrower defaults, the Fund may use the collateral to satisfy the loan. When cash is received as collateral, the Fund will invest the cash in a variety of money market and other short-term instruments and earn income on such investments. However, the Fund will also bear the risk of any loss on such investments.

(11)	Segregated Accounts.  The Fund will establish a
segregated account with its Custodian after it has entered into either a repurchase agreement or certain options, futures and forward contracts. The segregated account will maintain cash and/or liquid securities that are at least equal in value to the obligations in the agreement.

(12)	Short Sales.  The Fund may enter into short sales.
The Fund enters into a short sale when it sells a security that it does not own. A broker retains the proceeds of the sales until the Fund replaces the sold security. The Fund arranges with the broker to borrow the security. The Fund must replace the security at its market price at the time of the replacement. As a result, the Fund may have to pay a premium to borrow the security and the Fund may, but will not necessarily, receive any interest on the proceeds of the sale. The Fund must pay to the broker any dividends or interest payable on the security until the security is replaced. Collateral, consisting of cash, or marketable securities, is used to secure the Fund's obligation to replace the security. The collateral is deposited with the broker. If the price of the security sold increases between the time of the sale and the time the Fund replaces the security, the Fund will incur a loss. If the price declines during that period, the Fund will realize a capital gain. The capital gain will be decreased by the amount of transaction costs and any premiums, dividends or interest the Fund will have to pay in connection with the short sale. The loss will be increased by the amount of transaction costs and any premiums, dividends or interest the Fund will have to pay in connection with the short sale. For tax planning reasons, the Fund may also engage in short sales with respect to a security that the Fund currently holds or has a right to acquire, commonly referred to as a "short against the box."

(13)	When-Issued Securities.  The Fund may purchase
securities on a when-issued basis. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of these securities is subject to market fluctuation. For fixed-income securities, no interest accrues to the Fund until a settlement takes place. At the time the Fund makes a commitment to purchase securities on a when-issued basis, the Fund will record the transaction, reflect the daily value of the securities when determining the net asset value of the Fund, and if applicable, calculate the maturity for the purposes of determining the average maturity from the date of the Transaction. At the time of settlement, a when-issued security may be valued below the amount of the purchase price.

To facilitate these transactions, the Fund will maintain a segregated account with the Custodian that will include cash, or marketable securities, in an amount which is at least equal to the commitments. On the delivery dates of the transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could incur a loss or a gain due to market fluctuation. Furthermore, the Fund may be at a disadvantage if the other party to the transaction defaults. When-issued transactions may allow the Fund to hedge against unanticipated changes in interest rates.

Diversification Requirements for the Fund
-----------------------------------------
The Fund intends to meet the diversification requirements of the 1940 Act as currently in effect. Investments not subject to the diversification requirements could involve an increased risk to an investor should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

Fundamental Investment Restrictions
-----------------------------------
The following investment restrictions have been adopted by the Trust with respect to the Fund. Except as otherwise stated, these investment restrictions are "fundamental" policies. A "fundamental" policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a "majority of the outstanding voting securities" of the Fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

The Fund may not:

(1)	Issue senior securities.  For purposes of this
restriction, borrowing money, making loans, the issuance of shares of beneficial interest in multiple classes or series, the deferral of Trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies, are not deemed to be senior securities.

(2)	Borrow money, except (i) in amounts not to exceed 33
1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value from banks or through reverse repurchase agreements or forward roll transactions, (ii) up to an additional 5% of its total assets for temporary purposes, (iii) in connection with short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. For purposes of this investment restriction, investments in short sales, roll transactions, futures contracts, options on futures contracts, securities or indices and forward commitments, entered into in accordance with the Fund's investment policies, shall not constitute borrowing.

(3)	Underwrite the securities of other issuers, except to
the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the 1933 Act.

(4)	Purchase or sell real estate, except that the Fund
may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

(5)	Purchase or sell commodities or commodity contracts,
except the Fund may purchase and sell financial futures contracts and options thereon.

(6)	Make loans, except that the Fund may (i) lend
portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and
(iv) lend portfolio securities and participate in an interfund lending program with other series of the Trust provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

(7)	With respect to 75% of its total assets, purchase
securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

(8)	Invest more than 25% of its total assets in the
securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S.
Government or its agencies or instrumentalities).

If any percentage restriction described above for the Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund's assets will not constitute a violation of the restriction.

Unless otherwise provided, for purposes of investment restriction (8) above, the term "industry" shall be defined by reference to the SEC Industry Codes set forth in the Directory of Companies Required to File Annual Reports with the Securities and
Exchange Commission ("SEC").

	BOARD OF TRUSTEES AND OFFICERS OF THE TRUST
	-------------------------------------------

The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and dates of birth are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Fund. The Trustees are experienced executives who meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund's performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 40 Richards Avenue, Norwalk, Connecticut 06854.

The Trustees hold office without limit in time except that
(a) any Trustee may resign or retire; (b) any Trustee may be removed with or without cause by two-thirds of the remaining Trustees; and (c) any Trustee may be removed by action of two-thirds of the outstanding shares of the Trust.

The President, Treasurer and Secretary of the Trust are elected annually by the Trustees and hold office until the next annual election of officers and until their respective successors are chosen and qualified.

The Board of Trustees and Officers of the Trust, their business addresses, principal occupations and dates of birth are listed below. The Board of Trustees provides broad supervision over the affairs of the Trust and the Funds. Unless otherwise noted, the address of the Trustees and Officers is the address of the Trust: 40 Richards Avenue, Norwalk, CT 06854.
Independent Trustees

The following Trustees are not "interested persons" of the Trust within the meaning of the 1940 Act:



		POSITION(S) HELD			NUMBER        OTHER
NAME		WITH TRUST AND	 PRINCIPAL OCCUPATIONS  OF FUNDS IN   DIRECTORSHIPS
AND DATE        LENGTH OF TIME	 DURING PAST 5 YEARS	FUND COMPLEX* HELD BY TRUSTEES
OF BIRTH	   SERVED	 			OVERSEEN BY
							 TRUSTEE
-------------   ---------------- ---------------------  ------------- ---------------------------
Jack W.Aber	Trustee since 	 Professor of Finance,	     23	      Trustee of Appleton Growth
DOB: 9/9/37	1999		 Boston University 			Fund (1 portfolio);
				 School of Management		      Trustee of Third Avenue
				 (1972-Present)				Trust (4 portfolios);
								      Trustee of Third Avenue
								      Variable Trust (1 portfolio)
-------------   ---------------- ---------------------  ------------- ----------------------------
William E.	Trustee since	 President and Owner,	     23	      Trustee of Third Avenue
Chapman,II	1999		 Longboat Retirement			Trust (4 portfolios);
DOB: 9/23/41			 Planning Solutions		      Trustee of Third Avenue
				 (1998-Present);		      Variable Trust (1 portfolio)
				 Hewitt Associates,LLC
				 (part time)(provider
				 of Retirement and
				 Investment Education
				 Seminars); President,
				 Retirement Plans Group,
				 Kemper Funds (1990-1998)
-------------   ---------------- ---------------------- ------------- ---------------------------
Edward J.	Trustee since	 Partner, Hepburn Willcox     23      Trustee of Third Avenue
Kaier		1999		 Hamilton & Putnam (1977-	      Trust (4 portfolios);
DOB: 9/23/45			 Present)			      Trustee of Third Avenue
								      Variable Trust (1 portfolio)

-------------   ---------------- ---------------------- ------------- ---------------------------
Eric Rakowski	Trustee since	 Professor, University of     23      Trustee of Third Avenue
DOB:6/5/58	1999		 California at Berkeley		      Trust (4 portfolios)
				 School of Law (1990-		      Trustee of Third Avenue
				 Present); Visiting 		      Variable Trust (1 portfolio)
				 Professor, Harvard Law
				 School (1998-1999)
-------------   ---------------- ---------------------- ------------- ---------------------------





* The Fund complex consists of Managers AMG Funds, The Managers
Funds, Managers Trust I and Managers Trust II.

Interested Trustees
-------------------
The following Trustees are "interested persons" of the Trust within the meaning of the 1940 Act. Mr. Healey is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with, and interest in securities of, Affiliated Managers Group, Inc. Mr. Lebovitz is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with The Managers Funds LLC and Managers Distributors, Inc.


NAME		POSITION(S) HELD			NUMBER OF FUNDS  OTHER
AND DATE 	WITH TRUST AND	 PRINCIPAL OCCUPATIONS  IN FUND COMPLEX* DIRECTORSHIPS
OF BIRTH     	LENGTH OF TIME	 DURING PAST 5 YEARS	OVERSEEN BY      HELD BY TRUSTEES
-------------   ---------------- ---------------------  ------------- ---------------------------
Sean M.Healey	Trustee since	 President and Chief 	      23		None
DOB:5/9/61	1999		 Operating Officer,
				 Affiliated Managers
				 Group,Inc.(1999-Present);
			         Director,Affiliated
				 Managers Group,Inc.
				 (2001-Present);
				 Executive Vice President,
				 Affiliated Managers Group,
				 Inc.(1995-1999); Vice
				 President, Goldman, Sachs
				 & Company (1987-1995)
-------------   ---------------- ---------------------  ------------- ---------------------------
Peter M.	President since  President and Chief 	       23		None
Lebovitz	1999; Trustee 	 Executive Officer,
DOB :1/18/55	since 2002	 The Managers Funds
				 LLC (1999-Present);
				 President, Managers
				 Distributors, Inc. (2000-
				 Present); Director of
				 Marketing, The Managers
				 Funds, LP (1994-1999);
				 Director of Marketing,
				 Hyperion Capital
				 Management, Inc. (1993-
				 1994); Senior Vice
				 President, Greenwich
				 Asset Mgmt.,Inc. (1989-
				 1993)
-------------   ---------------- ---------------------  ------------- ---------------------------



* The Fund complex consists of Managers AMG Funds, The Managers
Funds, Managers Trust I and Managers Trust II.

Officers


		POSITION(S) HELD
NAME		WITH TRUST AND	 PRINCIPAL OCCUPATIONS
AND DATE        LENGTH OF TIME	 DURING PAST 5 YEARS
OF BIRTH	   SERVED

-------------   ---------------- --------------------------------------

Galan G.Daukas	Chief Financial	  Chief Operating Officer,The Managers
DOB:10/24/63	Office since 2002 Funds LLC (2002-Present); Chief Financial
				  Officer The Managers Funds, Managers Trust
				  I and Managers Trust II (2002-Present);
				  Chief Operating Officer
				  and Chairman of the Management Committee,
				  Harbor Capital Management Co., Inc. (2000-
				  2002); Chief Operating Officer, Fleet
				  Investment Advisors (1992-2000)
-------------   ---------------- ---------------------------------------

Donald S. 	Treasurer 	  Director, Finance and Planning, The
Rumery		since 1999	  Managers Funds LLC,(1994-Present);
DOB:5/29/58	   		  Treasurer and Chief Financial Officer,
				  Managers Distributors, Inc. (2000-Present);
				  Treasurer, The Managers Funds (1995-
				  Present), Secretary, The Managers Funds
				  (1997-Present), Treasurer and Secretary,
				  Managers Trust I and Managers Trust II
				  (2000-Present)
-------------   ---------------- --------------------------------------

John Kingston,	Secretary since	  Senior Vice President and General Counsel,
III		1999		  (2002-Present), Vice President and Associate
DOB: 10/23/65			  General Counsel (1999-2002), Affiliated
				  Managers Group, Inc. Director and Secretary,
				  Managers Distributors, Inc. (2000-Present);
				  Served in a general counsel capacity,
				  Morgan Stanley Dean Witter Investment
				  Management, Inc. (1998-1999); Associate,
				  Ropes and Gray (1994-1998)
-------------   ---------------- ---------------------------------------




Trustee Share Ownership
-----------------------


----------------------	-----------------------	------------------------------
						Aggregate Dollar Range of Equity
						Securities in All Registered
			Dollar Range of Equity	Investment Companies Overseen by
			Securities in the Fund	Trustee in Family of Investment
			Beneficially Owned as 	Companies(2) Beneficially Owned
			of December 31, 2002(1)	as of December 31, 2002
----------------------	-----------------------	------------------------------
Independent Trustees:
======================
Jack W. Aber		    	 None		     $10,001 to $50,001
William E. Chapman II	    	 None	      	      Over $100,000
Edward J. Kaier		   	 None	              Over $100,000
Eric Rakowski		 	 None		     $50,001 to $100,000

----------------------	-----------------------	------------------------------
Interested Trustees:
======================
Sean M. Healey		  	 None		     $50,001 to $100,000
Peter M. Lebovitz	     	 None	       	       Over $100,000

----------------------	-----------------------	------------------------------




(1) The Fund commenced operations on July 1, 2003.


(2) The Managers Funds Family of Funds consists of Managers AMG
Funds, The Managers Funds, Managers Trust I and Managers Trust II.


Audit Committee
---------------
The Board of Trustees has an Audit Committee consisting of the Independent Trustees. Under the terms of its charter, the Committee (a) acts for the Trustees in overseeing the Trust's financial reporting and auditing processes, (b) reviews and assesses the performance of the Trust's independent public accountants, (c) makes recommendations to the full board annually as to the appointment of independent public accountants, (d) meets periodically with the independent public accountants to review the annual audits and the services provided by the independent public accountants, and (e) reviews and reports to the full Board with respect to any material accounting, tax, valuation or record keeping issues that may affect the Trust, its financial statements or the amount of any dividend or distribution right, among other matters. The Audit Committee met twice during the most recent fiscal year.


Trustees' Compensation
----------------------

Compensation Table:


							Total Compensation
				Aggregate		from the
Name of				Compensation		Fund Complex
Trustee 			from the Fund(a)	Paid to Trustees (b)

-------				-----------------	--------------------

Independent Trustees:
---------------------
Jack W. Aber			$489			$31,500
William E. Chapman, II		$489			$31,500
Edward J. Kaier			$489			$31,500
Eric Rakowski			$489			$31,000

Interested Trustees:
--------------------
Sean M. Healey			 None			 None
Peter M. Lebovitz		 None			 None
_____________________________________________________________________________


____________________

(a)	Compensation is estimated for the Fund's fiscal year ending
	October 31, 2003. The Fund does not provide any pension or retirement benefits for the Trustees.

(b)	Total compensation includes compensation paid during the 12-
	month period ending October 31, 2002 for services as Trustees of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II.

	   CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
	   ---------------------------------------------------

Control Persons
---------------
As of June 27, 2003, through its ownership of 100% of the shares of the Fund, Affiliated Managers Group, Inc. ("AMG") "controlled" (within the meaning of the 1940 Act) the Fund. An entity or person that "controls" the Fund could have effective voting control over the Fund. No other person or entity owned shares of the Fund.

Principal Holders
-----------------
As of June 27, 2003, no persons or entities beneficially owned more than 5% of the outstanding shares of the Fund.

Management Ownership
--------------------
As of June 27, 2003, all management personnel (i.e.,
Trustees and Officers) as a group owned beneficially less than 1% of the outstanding shares of the Fund.


			MANAGEMENT OF THE FUND
			----------------------

Investment Manager and Sub-Advisor
----------------------------------
The Trustees provide broad supervision over the operations and affairs of the Trust and the Fund. The Managers Funds LLC (the "Investment Manager") serves as investment manager to the Fund. The Managing Member of the Investment Manager is an indirect wholly owned subsidiary of AMG. AMG is located at 600 Hale Street, Prides Crossing, Massachusetts 01965. Managers Distributors, Inc. ("MDI"), a wholly-owned subsidiary of The Managers Funds LLC, serves as distributor to the Fund.

The Investment Manager and its corporate predecessors have had over 20 years of experience in evaluating sub-advisors for individuals and institutional investors. As part of its services to the Fund under an investment management agreement with the Trust dated October 19, 1999, as amended (the "Investment Management Agreement"), the Investment Manager also carries out the daily administration of the Trust and the Fund. For its investment management services, the Investment Manager receives an investment management fee from the Fund. All or a portion of the investment management fee paid by the Fund to the Investment Manager is used to pay the advisory fees of Essex Investment Management Company, LLC, the sub-advisor that manages the assets of the Fund (the "Sub-Advisor" or "Essex"). The Investment Manager receives no additional compensation from the Fund for its administration services. Essex was selected by the Investment Manager, subject to the review and approval of the Trustees. Essex is the successor firm to Essex Investment Management Company, Inc., which was formed in 1976. AMG indirectly owns a majority interest in Essex. As of March 31, 2003, Essex's assets under management totaled approximately $4.3 billion. Essex's address is 125 High Street, Boston, MA 02110.

The Sub-Advisor has discretion, subject to oversight by the Trustees and the Investment Manager, to purchase and sell portfolio assets, consistent with the Fund's investment objectives, policies and restrictions. Generally, the services which the Sub-Advisor provides to the Fund are limited to asset management and related recordkeeping services. The Sub-Advisor may also serve as a discretionary or non-discretionary investment advisor to management or advisory accounts which are unrelated in any manner to the Investment Manager or its affiliates.

Compensation of Investment Manager and Sub-Advisor by the Fund
--------------------------------------------------------------
As compensation for the investment management services rendered and related expenses under the Investment Management Agreement, the Fund has agreed to pay the Investment Manager an investment management fee, which is computed daily as a percentage of the average of the value of the net assets of the Fund and may be paid monthly. As compensation for the investment management services rendered and related expenses under the Sub-Advisory Agreement, the Investment Manager has agreed to pay the Sub-Advisor a fee (net of all mutually agreed upon fee waivers and reimbursements required by applicable law) for managing the portfolio, which is also computed daily and paid monthly. The fee paid to the Sub-Advisor is paid out of the fee the Investment Manager receives from the Fund and does not increase the expenses of the Fund.

Fee Waivers and Expense Limitations
-----------------------------------
From time to time since inception of the Fund, the Investment Manager has agreed to waive all or a portion of its fees from the Fund and pay or reimburse expenses to the Fund for a variety of reasons, including attempting to make the Fund's performance more competitive as compared to similar funds. In addition to any waiver, payment and/or reimbursement agreed to by the Investment Manager, Essex from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee.

Investment Management and Sub-Advisory Agreements
-------------------------------------------------
The Managers Funds LLC serves as investment manager to the Fund under the Investment Management Agreement. The Investment Management Agreement permits the Investment Manager to from time to time engage one or more sub-advisors to assist in the performance of its services. Pursuant to the Investment Management Agreement, the Investment Manager has entered into a sub-advisory agreement with Essex Investment Management Company, LLC, dated June 30, 2003 (the "Sub-Advisory Agreement").

The Investment Management Agreement and the Sub-Advisory Agreement provide for an initial term of two years and thereafter continue in effect from year to year so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and
(ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreements or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Investment Management Agreement and the Sub-Advisory Agreement may be terminated, without penalty, by the Board of Trustees, by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) by the Investment Manager or (in the case of the Sub-Advisory Agreement) by the Sub-Advisor on not more than 60 days written notice to the other party and to the Fund. The Investment Management Agreement and the Sub-Advisory Agreement terminate automatically in the event of assignment, as defined under the 1940 Act and regulations thereunder.

The Investment Management Agreement provides that the
Investment Manager is specifically responsible for:

	* developing and furnishing continuously an investment program and strategy for the Fund in compliance with the Fund's investment objective and policies as set forth in the Trust's current Registration Statement;

	* providing research and analysis relative to the investment program and investments of the Fund;

	* determining (subject to the overall supervision and review of the Board of Trustees of the Trust) what investments shall be purchased, held, sold or exchanged by the Fund and what portion, if any, of the assets of the Fund shall be held in cash or cash equivalents; and

	* making changes on behalf of the Trust in the investments of the Fund.

Under the Sub-Advisory Agreement, Essex is responsible for performing substantially these same advisory services for the Investment Manager and the Fund.

The Investment Management Agreement also provides that the Investment Manager shall furnish the Fund with office space and facilities, services of executives and administrative personnel and certain other administrative services. The Investment Manager compensates all executive and clerical personnel and Trustees of the Trust if such persons are employees of the Investment Manager or its affiliates.

The Fund pays all expenses not borne by its Investment
Manager or Sub-Advisor including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trust's independent Trustees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of Trustees who are not directors, officers or employees of the Investment Manager, Sub-Advisor or their affiliates, other than affiliated registered investment companies.

The Sub-Advisory Agreement requires the Sub-Advisor to provide fair and equitable treatment to the Fund in the selection of portfolio investments and the allocation of investment opportunities. However, it does not obligate the Sub-Advisor to acquire for the Fund a position in any investment which any of the Sub-Advisor's other clients may acquire. The Fund shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Fund or otherwise.

Although the Sub-Advisor makes investment decisions for the Fund independent of those for its other clients, it is likely that similar investment decisions will be made from time to time. When the Fund and another client of a Sub-Advisor are simultaneously engaged in the purchase or sale of the same security, the transactions are, to the extent feasible and practicable, averaged as to price and the amount is allocated between the Fund and the other client(s) pursuant to a formula considered equitable by the Sub-Advisor. In specific cases, this system could have an adverse affect on the price or volume of the security to be purchased or sold by the Fund. However, the Trustees believe, over time, that coordination and the ability to participate in volume transactions should benefit the Fund.

Approval of Investment Management and Sub-Advisory Agreements
-------------------------------------------------------------
The Board of Trustees, including all of the Trustees that are not "interested persons" of the Trust (the "Independent Trustees"), have approved the Investment Management Agreement with the Manager and the Sub-Advisory Agreement between the Manager and the Sub-Advisor. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Sub-Advisory Agreements for the Fund, the Trustees reviewed a variety of materials relating to the Fund, the Manager and the Sub-Advisor, including the projected expenses of the Fund and expense data for similar funds and applicable indices.

The Trustees reviewed information provided by the Manager relating to its operations and personnel. Among other things, the Manager provided a balance sheet and income statement, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account similar information provided periodically throughout the previous year by the Manager. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the Manager's administrative capabilities including its ability to supervise the Fund's other service providers; (b) the Manager's compliance programs including those related to personal investing and (c) the Manager's performance of substantially similar duties for other series of the Trust.

The Trustees reviewed information provided by the Sub
Advisor relating to its operations, personnel, investment philosophy, strategies and techniques. Among other things, the Sub-Advisor provided (i) a balance sheet and income statement, (ii) biographical information on portfolio management and other professional staff, (iii) performance information for the Sub-Advisor, the Fund's competitors and relevant benchmarks and (iv) descriptions of the Sub-Advisor's investment philosophies, strategies and techniques, organizational and management structures and brokerage policies and practices. In the course of their deliberations, the Trustees evaluated, among other things; (a) the services to be rendered by the Sub-Advisor; (b) the qualification and experience of the Sub-Advisor's personnel;
(c) the Sub-Advisor's compliance programs including those related to personal investing; (d) the performance of the Sub-Advisor's client accounts managed using investment strategies and techniques similar to those to be used for the Fund; and (e) the Sub-Advisor's performance as sub-advisor of another fund in the Managers Funds Family of Funds (that has multiple managers) using a substantially similar investment strategy. The Trustees also took into account the financial condition of the Manager and Sub-Advisor and their undertakings to maintain expense limitations for the Fund.

The Trustees also considered the manner in which the Fund would complement the array of products currently being offered by the Trust and the manner in which responsibility for advisory, administrative and distribution activities would be allocated between the Manager and the Sub-Advisor.

The Trustees reached the following conclusions regarding the Investment Management Agreement and Sub-Advisory Agreement, among others: (A) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Management Agreement; (B) the Sub-Advisor is qualified to manage the Fund's assets in accordance with its investment objectives and policies; (C) the Manager and Sub-Advisor maintain appropriate compliance programs; and (D) the Fund's projected advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Sub-Advisor.

On the basis of the foregoing, the Trustees determined that approval of the Investment Management and Sub-Advisory Agreements would be in the interests of the Fund and its shareholders.

Reimbursement Agreement
-----------------------
Under the Investment Management Agreement, the Investment
Manager provides a variety of administrative services to the Fund. MDI receives no additional compensation from the Fund for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Essex, Essex reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Fund.

Code of Ethics
--------------
The Trustees have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act on behalf of the Trust. The Code of Ethics of the Trust incorporates the codes of ethics of the Investment Manager, the Distributor and the Sub-Advisor, which codes are made applicable to "access persons" of the Trust that are also employees of the Investment Manager, the Distributor or the Sub-Advisor, respectively. In combination, these codes of ethics generally require access persons to preclear any personal securities investment (with limited exceptions such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. Subject to compliance with these preclearance procedures, access persons of the Trust who are also access persons of the Investment Manager, the Distributor or the Sub-Advisor may invest in securities, including securities that may be purchased or held by the Fund.

Custodian
---------
The Bank of New York ("BNY" or the "Custodian"), 100 Church Street, New York New York, is the Custodian for the Fund. It is responsible for holding all cash assets and all portfolio securities of the Fund, releasing and delivering such securities as directed by the Fund, maintaining bank accounts in the names of the Fund, receiving for deposit into such accounts payments for shares of the Fund, collecting income and other payments due the Fund with respect to portfolio securities and paying out monies of the Fund. In addition, when the Fund trades in futures contracts and those trades would require the deposit of initial margin with a futures commission merchant ("FCM"), the Fund will enter into a separate special custodian agreement with a custodian in the name of the FCM which agreement will provide that the FCM will be permitted access to the account only upon the Fund's default under the contract.

The Custodian is authorized to deposit securities in securities depositories or to use the services of sub-custodians, including foreign sub-custodians, to the extent permitted by and subject to the regulations of the SEC.

Transfer Agent
--------------
Boston Financial Data Services, Inc., P.O. Box 8517, Boston,
Massachusetts 02266-8517, is the transfer agent (the "Transfer
Agent") for the Fund.

Independent Public Accountants
------------------------------
PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, is the independent public accountant for the Fund. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of the Fund, assists in the preparation and/or review of the Fund's federal and state income tax returns and may provide other audit, tax and related services.


	     BROKERAGE ALLOCATION AND OTHER PRACTICES
	     ----------------------------------------

The Sub-Advisory Agreement provides that the Sub-Advisor place all orders for the purchase and sale of securities which are held in the Fund's portfolio. In executing portfolio transactions and selecting brokers or dealers, it is the policy and principal objective of the Sub-Advisor to seek best price and execution. It is expected that securities will ordinarily be purchased in the primary markets. The Sub-Advisor shall consider all factors that it deems relevant when assessing best price and execution for the Fund, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

In addition, when selecting brokers to execute transactions and in evaluating the best available net price and execution, the Sub-Advisor is authorized by the Trustees to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended), provided by the broker. The Sub-Advisor is also authorized to cause the Fund to pay a commission to a broker who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction. The Sub-Advisor must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which the Sub-Advisor exercises investment discretion. Brokerage and research services received from such brokers will be in addition to, and not in lieu of, the services required to be performed by each Sub-Advisor. The Fund may purchase and sell portfolio securities through brokers who provide the Fund with research services.

The Trust may enter into arrangements with various brokers pursuant to which a portion of the commissions paid by the Fund may be directed by the Fund to pay expenses of the Fund. Consistent with its policy and principal objective of seeking best price and execution, the Sub-Advisor may consider these brokerage recapture arrangements in selecting brokers to execute transactions for the Fund.

The Trustees will periodically review the total amount of commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Fund of using particular brokers or dealers. It is possible that certain of the services received by the Sub-Advisor attributable to a particular transaction will primarily benefit one or more other accounts for which investment discretion is exercised by the Sub-Advisor.

The fees of the Sub-Advisor are not reduced by reason of their receipt of such brokerage and research services.
Generally, the Sub-Advisor does not provide any services to the Fund except portfolio investment management and related record-keeping services.

	PURCHASE, REDEMPTION AND PRICING OF SHARES
	------------------------------------------

Purchasing Shares
-----------------
Investors may open accounts with the Fund through their financial planners or investment professionals, or by the Trust in limited circumstances as described in the Prospectus. Shares may also be purchased through bank trust departments on behalf of their clients, other investors such as corporations, endowment funds and charitable foundations, and tax-exempt employee welfare, pension and profit-sharing plans. There are no charges by the Trust for being a customer for this purpose. The Trust reserves the right to determine which customers and which purchase orders the Trust will accept.

Certain investors may purchase or sell Fund shares through broker-dealers or through other processing organizations that may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. The Fund may from time to time make payments to such broker-dealers or processing organizations for certain recordkeeping services. Investors who do not wish to receive the services of a broker-dealer or processing organization may consider investing directly with the Trust. Shares held through a broker-dealer or processing organization may be transferred into the investor's name by contacting the broker-dealer or processing organization or the Transfer Agent. Certain processing organizations may receive compensation from the Distributor, the Investment Manager and/or the Sub-Advisor.

Purchase orders received by the Fund before the close of regular trading of the New York Stock Exchange (usually 4:00 p.m. New York Time), c/o Boston Financial Data Services, Inc. at the address listed in the Prospectus on any Business Day will receive the net asset value computed that day. Orders received after that time from certain processing organizations which have entered into special arrangements with the Investment Manager will also receive that day's offering price. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Trust. Orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent.

Federal Funds or Bank Wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations which have entered into special arrangements with the Trust. Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. Dollars on a U.S. bank.

To ensure that checks are collected by the Trust, if shares purchased by check are sold before the check has cleared, the redemption proceeds will not be processed until the check has cleared. This may take up to 15 days unless arrangements are made with the Investment. However, during this 15-day period, such shareholder may exchange such shares into any series of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II, subject to applicable restrictions such as minimum investment amounts. The 15-day holding period for redemption proceeds would still apply to shares purchased through such exchanges.

If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. The Trust has the right to prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares. Third-party checks which are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to the Fund or the Custodian will be accepted.

In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder's account on the Trust's books maintained by the Transfer Agent.

Redeeming Shares
----------------
Any redemption orders received in proper form by the Trust before the close of regular trading on the New York Stock Exchange (the "NYSE") (usually 4:00 p.m. New York Time) on any Business Day will receive the net asset value determined at the close of trading on that Business Day.

Redemption orders received after 4:00 p.m. will be redeemed at the net asset value determined at the close of trading on the next Business Day. Redemption orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent. If you are trading through a broker-dealer or investment advisor, such investment professional is responsible for promptly transmitting orders. There is no redemption charge.

If the Fund determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Fund, in lieu of cash, in conformity with the applicable rule of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets to cash. The method of valuing portfolio securities is described under the "Net Asset Value," and such valuation will be made as of the same time the redemption price is determined.

Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the request must include the shareholder's taxpayer identification number, account number, Fund number and signatures of all account holders. All redemptions will be mailed to the address of record on the shareholder's account. In addition, if shares purchased by check are sold before the check has cleared, the redemption proceeds will not be sent to the shareholder until the check has cleared. This may take up to 15 days unless arrangements are made with the Investment Manager. The Trust reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption beyond seven days as follows: (i) during periods when the NYSE is closed for other than weekends and holidays or when trading on the NYSE is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Fund of, or evaluation of the net asset value of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

Exchange of Shares
------------------
An investor may exchange shares from the Fund into shares of any series of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II. Since an exchange is the sale of shares of the fund exchanged out of and the purchase of shares of the fund exchanged into, the usual purchase and redemption procedures, requirements and restrictions apply to each exchange. Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number. In addition, an investor who intends to continue to maintain an account in the Fund may make an exchange out of the Fund only if following the exchange the investor would continue to meet the Fund's minimum investment amount. Settlement on the purchase of shares of any series of Managers AMG Funds, The Managers Funds, Managers Trust I or Managers Trust II will occur when the proceeds from the redemption become available. Shareholders are subject to federal income tax and may recognize capital gains or losses on the exchange for federal income tax purposes. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

Net Asset Value
---------------
The Fund computes its net asset value for each class of shares once daily on Monday through Friday on each day on which the NYSE is open for trading, at the close of business of the NYSE, usually 4:00 p.m. New York Time. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund may close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The time at which orders are accepted and shares are redeemed may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. New York Time.

The net asset value per share of a Fund is equal to the Fund's net worth (assets minus liabilities) divided by the number of shares outstanding. Fund securities listed on an exchange are valued at the last quoted sale price on the exchange where such securities are primarily traded on the valuation date, prior to the close of trading on the NYSE, or, lacking any sales, at the last quoted bid price on such principal exchange prior to the close of trading on the NYSE. Over-the-counter securities are valued at the Nasdaq Official Closing Price if one is available. Otherwise, over-the-counter securities are generally valued on the basis of the last quoted bid price. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Trustees.

Dividends and Distributions
---------------------------
The Fund declares and pays dividends and distributions as described in the Prospectus.

If a shareholder has elected to receive dividends and/or their distributions in cash and the postal or other delivery service is unable to deliver the checks to the shareholder's address of record, the dividends and/or distribution will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

		     CERTAIN TAX MATTERS
		     -------------------

The following summary of certain federal tax income considerations is based on current law, is for general information only and is not tax advice. This discussion does not address all aspects of taxation that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, financial institutions or brokerage dealers, foreign corporations, and persons who are not citizens or residents of the United States) subject to special treatment under the federal income tax laws.

EACH SHAREHOLDER IS ADVISED TO CONSULT HIS OR HER OWN TAX
ADVISOR WITH RESPECT TO THE SPECIFIC TAX CONSEQUENCES OF AN
INVESTMENT IN THE FUND, INCLUDING THE EFFECT AND APPLICABILITY OF
STATE, LOCAL, FOREIGN, AND OTHER TAX LAWS AND THE POSSIBLE
EFFECTS OF CHANGES IN FEDERAL OR OTHER TAX LAWS.  THIS DISCUSSION
IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.

Federal Income Taxation of Funds-in General
-------------------------------------------
The Fund intends to qualify and elect to be treated each taxable year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), although it cannot give complete assurance that it will qualify to do so. Accordingly, the Fund must, among other things,
(a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); and (b) invest the Fund's assets (as of the close of each quarter of the taxable year) in such a manner that (i) at least 50% of the value of the Fund's total assets be represented by cash and cash items (including receivables), Government securities and securities of other regulated investment companies, and other securities limited in respect of any one issuer (except with regard to certain investment companies furnishing capital to development corporations) to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of the value of the Fund's total assets be invested in the securities (other than Government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers each of which the fund owns 20% or more of the total combined voting power of all classes of stock entitled to vote, and are engaged in the same or similar trades or businesses or related trades or businesses.

If the Fund should fail to qualify as a regulated investment company in any year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders as ordinary income to the extent of the Fund's current or accumulated earnings and profits. Also, the shareholders, if they received a distribution in excess of current or accumulated earnings and profits, would receive a return of capital that would reduce the basis of their shares of the Fund to the extent thereof. Any distribution in excess of a shareholder's basis in the shareholder's shares would be taxable as gain realized from the sale of such shares.

The Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year the Fund must distribute an amount equal to at least 98% of the sum of its ordinary income (excluding tax-exempt interest income and not taking into account any capital gains or losses) for the calendar year, and its net capital gain income for the 12-month period ending on October 31, in addition to any undistributed portion of the respective balances from the prior year. For that purpose, any income or gain retained by the Fund that is subject to corporate tax will be considered to have been distributed by year end. The Fund intends to make sufficient distributions to avoid this 4% excise tax.

Taxation of the Fund's Investments
----------------------------------
Original Issue Discount; Market Discount. For federal income tax purposes, debt securities purchased by the Fund may be treated as having original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as income earned by the Fund, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Under Section 1286 of the Code, an investment in a stripped bond or stripped coupon may result in original issue discount.

Debt securities may be purchased by the Fund at a discount that exceeds the original issue discount plus previously accrued original issue discount remaining on the securities, if any, at the time the Fund purchases the securities. This additional discount represents market discount for federal income tax purposes. In the case of any debt security issued after July 18, 1984 and to obligations issued on or before July 18, 1984 that were purchased after April 30, 1993, having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless the Fund elects to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis. The Fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred or continued to purchase or carry any debt security having market discount, unless the Fund makes the election to include market discount currently. Because the Fund must include original issue discount in income, it will be more difficult for the Fund to make the distributions required for the Fund to maintain its status as a regulated investment company under Subchapter M of the Code or to avoid the 4% excise tax described above.

Options and Futures Transactions. Certain of the Fund's investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in the Fund's income for purposes of the 90% test, and require inclusion of unrealized gains in the Fund's income for purposes of the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses; and (iii) characterize both realized and unrealized gain or loss as short-term and long-term gain, irrespective of the holding period of the investment. Such provisions generally apply to, among other investments, options on debt securities, indices on securities and futures contracts. The Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent disqualification of the Fund as a regulated investment company.

Hedging Transactions. The Fund may engage in various hedging transactions. Under various provisions of the Code, the result of such investments and transactions may be to change the character of recognized gains and losses, accelerate the recognition of certain gains and losses, and defer the recognition of certain losses. For example, the tax treatment of futures contracts entered into by a Fund as well as listed non-equity options written or purchased by a Fund on U.S. exchanges (including options on debt securities and options on futures contracts) will be governed by section 1256 of the Code. Absent a tax election for "mixed straddles" (described below), each such position held by a Fund on the last business day of each taxable year will be marked to market (i.e., treated as if it were closed out), and all resulting gain or loss will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, with subsequent adjustments made to any gain or loss realized upon an actual disposition of such positions (currently, the 60% long-term portion will be treated as if held for more than 12 months). When the Fund holds an option or contract governed by section 1256 which substantially diminishes the Fund's risk of loss with respect to another position of its Portfolio not governed by section 1256 (as might occur in some hedging transactions), that combination of positions generally will be a "mixed straddle" that is subject to the straddles rules of section 1092 of the Code. The application of section 1092 might result in deferral of losses, adjustments in the holding periods of the Fund's securities and conversion of short-term capital losses into long-term capital losses. The Fund may make certain tax elections for its "mixed straddles" that could alter certain effects of section 1256 or section 1092.

Tax Implications of Certain Investments. Certain of the
Fund's investments, including investments in stripped securities, will create taxable income in excess of the cash they generate.
In such cases, the Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. The character of the Fund's taxable income will, in most cases, be determined on the basis of reports made to the Fund by the issuers of the securities in which they invest. The tax treatment of certain securities in which the Fund may invest is not free from doubt and it is possible that an IRS examination of the issuers of such securities could result in adjustments to the income of the Fund. The foregoing discussion is a general summary of certain of the current federal income tax laws regarding the Fund and investors in the shares.

Federal Income Taxation of Shareholders
---------------------------------------
To the extent of the Fund's accumulated earnings and
profits, ordinary income distributions, and distributions of net realized short-term capital gains by the Fund to shareholders who are liable for federal income taxes will generally be taxed as ordinary income to such shareholders. However, under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (effective for tax years 2003 through 2008) (the "Jobs and Growth Act"), such distributions will generally constitute qualified dividend income eligible for a maximum rate of 15% to individuals. Under the Jobs and Growth Act, however, if the aggregate amount of qualified dividend income received by the Fund during any taxable year is less than 95% of the Fund's gross income (as specifically defined for that purpose), such distributions will be eligible for a maximum rate of 15% to individuals if designated by the Fund as qualified dividend income. The Fund may designate such distributions as qualified dividend income only to the extent the Fund itself has qualified dividend income for the taxable year in
which such distribution are made.   Qualified dividend income is
generally dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with comprehensive tax treaties with the United States, or the stock of which is readily tradable on an established securities market in the United States). Distributions of net capital gains will be taxed as long-term capital gains regardless of how long such shareholders have held shares of the Fund.
These provisions apply whether the dividends and distributions are received in cash or reinvested in additional shares. Any loss realized upon the redemption of shares within 6 months from the date of their purchase will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains during such 6-month period. Losses incurred on the sale of shares of the Fund may be required to be deferred in the event the shareholder acquired other Fund shares within 30 days prior to the sale of the loss shares or 30 days after such sale.

Special rules for the taxation of capital gains on
qualified 5-year property were enacted by the Taxpayer Relief Act of 1997 effective in January 2001. In summary, for individuals and trusts in the 10% and 15% ordinary income tax rate brackets, a new tax rate of 8% (instead of 10%) will apply to long-term capital gains from the sale of assets (including mutual funds)
held more than 5 years.   For individuals and trusts in higher
tax brackets, the top rate on such gains drops from 20% to 18%. The date that the 5-year holding period starts, however, is different for the two groups. For those in the 10% and 15% brackets, the asset may be acquired at any time, but for others the asset must have been acquired after December 31, 2000.

Dividends paid by the Fund may be eligible for the 70% dividends-received deduction for corporations. The percentage of the Fund's dividends eligible for such tax treatment may be less than 100% to the extent that less than 100% of the Fund's gross income may be from qualifying dividends of domestic corporations. Any dividend declared in October, November or December and made payable to shareholders of record in any such month is treated as received by such shareholder on December 31, provided that the Fund pays the dividend during January of the following calendar year.

Distributions by the Fund can result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a taxable distribution will then receive a return of investment upon distribution which will nevertheless be taxable to them.

Foreign Shareholders
--------------------
Dividends of net investment income and distributions of net realized short-term gain in excess of net long-term loss to a shareholder who is a nonresident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at the rate of 28% (or lower treaty rate) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions treated as long-term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

In the case of a foreign shareholder who is a nonresident alien individual or foreign entity, the Fund may be required to withhold U.S. federal income tax as "backup withholding" at the current rate of 30% (for the calendar year 2003) from distributions treated as long-term capital gains and from the proceeds of redemptions, exchanges or other dispositions of the Fund's shares unless an appropriate IRS Form W8 is provided. Transfers by gift of shares of the Fund by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax, but the value of shares of the Fund held by such shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.

Foreign Taxes
-------------
The Fund may be subject to a tax on dividend or interest income received from securities of a non-U.S. issuer withheld by a foreign country at the source. The U.S. has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries is not known. If more than 50% of the Fund's total assets at the close of a taxable year consists of stocks or securities in foreign corporations, and the Fund satisfies the holding period requirements, the Fund may elect to pass through to its shareholders the foreign income taxes paid thereby. In such case, the shareholders would be treated as receiving, in addition to the distributions actually received by the shareholders, their proportionate share of foreign income taxes paid by the Fund, and will be treated as having paid such foreign taxes. The shareholders will be entitled to deduct or, subject to certain limitations, claim a foreign tax credit with respect to such foreign income taxes. A foreign tax credit will be allowed for shareholders who hold the Fund for at least 16 days during the 30-day period beginning on the date that is 15 days before the ex-dividend date. Shareholders who have been passed through foreign tax credits of no more than $300 ($600 in the case of married couples filing jointly) during a tax year can elect to claim the foreign tax credit for these amounts directly on their federal income tax returns (IRS Forms 1040) without having to file a separate Form 1116.

Tax-Exempt Investors
--------------------
If a shareholder that is a benefit plan investor (e.g., an individual retirement account, pension plan, 401(k) plan, or Keogh plan) or charitable organization (a "Tax-Exempt Investor") incurs debt to finance the acquisition of its shares, a portion of the income received by the Tax-Exempt Investor with respect to its shares would constitute unrelated business taxable income ("UBTI"). In that case, the UBTI portion of the Tax-Exempt Investor's income from its investment in the Fund for the year would equal the total income from its investment in the Fund recognized by the Tax-Exempt Investor in that year multiplied by the ratio of the Tax-Exempt Investor's average acquisition debt balance to the average tax basis of its shares for the year. A Tax-Exempt Investor is generally subject to federal income tax to the extent that its UBTI for a taxable year exceeds its annual $1,000 exclusion.

State and Local Taxes
---------------------
The Fund may also be subject to state and/or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult with their own tax advisers concerning the foregoing state and local tax consequences of investing in the Fund.

Other Taxation
--------------
The Fund is a series of a Massachusetts business trust.
Under current law, neither the Trust nor the Fund is liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS ABOUT THE
APPLICATION OF THE PROVISIONS OF TAX LAW DESCRIBED IN THIS
STATEMENT OF ADDITIONAL INFORMATION IN LIGHT OF THEIR PARTICULAR
TAX SITUATIONS.


			PERFORMANCE DATA
			----------------

Average Annual Total Return
---------------------------
The Fund may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods that the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

			P (1 + T)^n = ERV

In the above formula, P = a hypothetical initial payment of
$1,000

	T = 	average annual total return
	n = 	number of years
	ERV = 	ending redeemable value of the hypothetical $1,000
		payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period

The formula assumes that any charges are deducted from the initial $1,000 payment and assumes that all dividends and distributions by the Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period.

Because the Fund is new, there is no performance data.

After Tax and Cumulative Returns
--------------------------------
Average Annual Total Return (after taxes on distributions).
The Fund may also advertise average annual total return (after taxes on distributions) for 1-, 5-, and 10-year periods or for such lesser period as the Fund has been in existence. Average annual total return (after taxes on distributions) is determined by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending value, according to the following formula:

			P(1+T)^n = ATVD

In the above formula, P = a hypothetical initial payment of $1,000

	T     =	average annual total return (after taxes on
		distributions)
	n     =	number of years
	ATVD  =	ending value of a hypothetical $1,000 payment made at
		the beginning of the 1-, 5-, or 10-year
		periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption

The calculation of average annual total return (after taxes on distributions) assumes that any charges are deducted from the initial $1,000 payment and that all distributions by the Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period. Taxes due on any distributions by the Fund are calculated by applying the tax rates discussed below to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date, e.g. the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, such as tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law.

The tax rate used in calculating average annual return
(after taxes on distributions) is the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short- term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The calculation disregards any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

Because the Fund is new, there is no performance data.

Average Annual Total Return (after taxes on distributions and redemptions). The Fund may also advertise average annual total return (after taxes on distributions and redemption) for 1- , 5-, and 10-year periods or for such lesser period as the Fund has been in existence. Average annual total return (after taxes on distributions and redemption) is determined by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending value, according to the following formula:

			P(1+T)^n = ATVDR

In the above formula, P = a hypothetical initial payment of
$1,000

T	=	average annual total return (after taxes on
		distributions and redemption)
n	=	number of years
ATVDR 	=	ending value of a hypothetical $1,000 payment made at
		the beginning of the 1-, 5-, or 10-year
		periods at the end of the 1-, 5-, or 10-year periods
		(or fractional portion), after taxes on fund distributions and redemption

The calculation of average annual total return (after taxes on distributions and redemption) assumes that any charges are deducted from the initial $1,000 payment and that all distributions by the Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period. Taxes due on any distributions by the Fund are calculated by applying the tax rates discussed below to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date, e.g. the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, such as tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law.

The tax rate used in calculating average annual return
(after taxes on distributions and redemption) is the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short- term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The calculation disregards any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

The ending value used in calculating average annual return
(after taxes on distribution and redemption) is determined by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. Capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds. The basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distribution is separately tracked. The distribution net of taxes assumed paid from the distribution is included in determining the basis for a reinvested distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions.

The capital gain taxes (or the benefit resulting from tax losses) used in calculating average annual return (after taxes on distribution and redemption) are determined using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The calculation assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

Because the Fund is new, there is no performance data.

Cumulative Total Return. The Fund may also advertise cumulative total return (the actual change in value of an investment in the Fund assuming reinvestment of dividends and capital gains).

Because the Fund is new, there is no performance data.

Performance Comparisons
-----------------------
The Fund may compare its performance to the performance of other mutual funds having similar objectives. This comparison must be expressed as a ranking prepared by independent services or publications that monitor the performance of various mutual funds such as Lipper, Inc. ("Lipper") and Morningstar, Inc., ("Morningstar"). Lipper prepares the "Lipper Composite Index," a performance benchmark based upon the average performance of publicly offered stock funds, bond funds, and money market funds as reported by Lipper. Morningstar, a widely used independent research firm, also ranks mutual funds by overall performance, investment objectives and assets. The Fund's performance may also be compared to the performance of various unmanaged indices such as the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's 400 Composite Stock Price Index or the Dow Jones Industrial Average.

Massachusetts Business Trust
----------------------------
The Fund is a series of a "Massachusetts business trust." A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability and are described below.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Declaration of Trust of the Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, instrument or undertaking made on behalf of the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions,
(i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Fund. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Fund. The Trustees of the Trust intend to conduct the operations of the Trust in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Fund.

The Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee or agent of the Fund or to a shareholder, and that no Trustee, officer, employee or agent is liable to any third persons in connection with the affairs of the Fund, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the Fund for any satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Trust's Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

Description of Shares
---------------------
The Trust is an open-end management investment company organized as a Massachusetts business trust in which the Fund represents a separate series of shares of beneficial interest. See "Massachusetts Business Trust" above. The Trustees may classify or reclassify any series of the Trust into one or more classes.

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and to divide or combine the shares of any series, if applicable, without changing the proportionate beneficial interest of each shareholder in the Fund or assets of another series, if applicable. Each share of the Fund represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. See "Massachusetts Business Trust" above. Shares of the Fund have no preemptive or conversion rights and are fully paid and nonassessable. The rights of redemption and exchange are described in the Prospectus and in this Statement of Additional Information.

The shareholders of the Trust are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of the Fund shall be entitled to vote. Each class will vote separately on matters affecting only that class or as otherwise required by law. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees.
It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or by the Declaration of Trust of the Trust.

Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee from office. The
Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the shares of the Trust. In addition, whenever ten or more shareholders of record who have been shareholders of record for at least six months prior to the date of the application, and who hold in the aggregate either shares of the Fund having a net asset value of at least $25,000 or at least 1% of the Trust's outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any of the Trustees and accompanies by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed shareholder communication and form of request. If the Trustees elect to follow the latter, the Trustees, upon the written request of such applicants accompanied by a tender of the material to be mailed and the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more objections or refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more objections, the SEC shall find, after notice and opportunity for a hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

The Trustees have authorized the issuance and sale to the public of shares of several series of the Trust. The Trustees may authorize the issuance of additional series of the Trust.
The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset value procedures. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of the additional series will approve the adoption of any management contract, distribution agreement and any changes in the investment policies of the Fund, to the extent required by the 1940 Act.

Additional Information
----------------------
This Statement of Additional Information and the Prospectus do not contain all of the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statements, including the Exhibits filed therewith, may be examined at the office of the SEC in Washington DC.

Statements contained in the Statement of Additional
Information and the Prospectus concerning the contents or any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an Exhibit to the applicable Registration Statement. Each such statement is qualified in all respects by such reference.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus or this Statement of Additional Information, in connection with the offer of shares of the Fund and, if given or made, such other representations or information must not be relied upon as having been authorized by the Trust, the Fund or the Distributor. The Prospectus and this Statement of Additional Information do not constitute an offer to sell or solicit an offer to buy any of the securities offered thereby in any jurisdiction to any person to whom it is unlawful for the Fund or the Distributor to make such offer in such jurisdictions.

=====================================================================
=====================================================================


                    MANAGERS AMG FUNDS
            FRONTIER SMALL COMPANY VALUE FUND
                   FRONTIER GROWTH FUND
           -----------------------------------

           STATEMENT OF ADDITIONAL INFORMATION
                   DATED JANUARY 31, 2003
           -----------------------------------
 	     As Supplemented December 12, 2003

You can obtain a free copy of the Prospectus of the Frontier Small Company Value Fund (the "Small Company Value Fund") and the Frontier Growth Fund (the "Growth Fund" and, collectively with the Small Company Value Fund, the "Funds") by calling Managers AMG Funds at (800) 835-3879. The Prospectus provides the basic information about investing in the Funds.

This Statement of Additional Information is not a Prospectus. It contains additional information regarding the activities and operations of the Funds. It should be read in conjunction with the Funds' Prospectus.

The Financial Statements of the Funds, including the Report of Independent Accountants, for the fiscal year ending
September 30, 2002 are included in the Funds' Annual Report and are available without charge by calling Managers AMG Funds at
(800) 635-3479.

                     TABLE OF CONTENTS
                     -----------------

                                                Page
                                                ----
GENERAL INFORMATION                               1

INVESTMENT POLICIES AND ASSOCIATED RISKS          1

BOARD OF TRUSTEES AND OFFICERS OF THE TRUST       8

CONTROL PERSONS AND PRINCIPAL HOLDERS OF
  SECURITIES                                      12

MANAGEMENT OF THE FUNDS                           13

BROKERAGE ALLOCATION AND OTHER PRACTICES          18

PURCHASE, REDEMPTION AND PRICING OF SHARES        19

CERTAIN TAX MATTERS                               22

PERFORMANCE DATA                                  25


                    GENERAL INFORMATION
                    -------------------

This Statement of Additional Information relates only to the Frontier Small Company Value Fund and the Frontier Growth Fund. Each Fund is a series of shares of beneficial interest of Managers AMG Funds, a no-load mutual fund family, formed as a Massachusetts business trust (the "Trust"). The Trust was organized on June 18, 1999.

This Statement of Additional Information describes the financial history, management and operation of the Funds, as well as each Fund's investment objectives and policies. It should be read in conjunction with each Fund's current Prospectus. The Trust's executive office is located at 40 Richards Avenue, Norwalk, CT 06854.

The Managers Funds LLC, a subsidiary of Affiliated
Managers Group, Inc., serves as investment manager to the Funds and is responsible for the overall administration of the Funds.
See "Management of the Funds."

          INVESTMENT POLICIES AND ASSOCIATED RISKS
          ----------------------------------------

The following is additional information regarding the policies used by each Fund in an attempt to achieve its investment objective as stated in its Prospectus. The Funds are both diversified open-end management investment companies.

SMALL COMPANY VALUE FUND
------------------------
The Small Company Value Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small capitalization companies. This policy may not be changed without providing shareholders 60 days notice. Currently, the term "small capitalization companies" referes to companies that, at the time of purchase, have market capitalizations of between $100 million and $1.5 billion.

INVESTMENT TECHNIQUES AND ASSOCIATED RISKS
------------------------------------------

The following are descriptions of the types of securities that may be purchased by the Funds. Also see "Diversification
Requirements for the Funds."

  (1) CASH EQUIVALENTS. The Funds may invest in cash equivalents. Cash equivalents include certificates of deposit, bankers acceptances, commercial paper, short-term corporate debt securities and repurchase agreements.

Bankers Acceptances. The Funds may invest in bankers acceptances. Bankers acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. These instruments become "accepted" when a bank guarantees their payment upon maturity.

Eurodollar bankers acceptances are bankers acceptances denominated in U.S. Dollars and are "accepted" by foreign branches of major U.S. commercial banks.

Certificates of Deposit. The Funds may invest in certificates of deposit. Certificates of deposit are issues against money deposited into a bank (including eligible foreign branches of U.S. banks) for a definite period of time. They earn a specified rate of return and are normally negotiable.

Commercial Paper. The Funds may invest in commercial paper. Commercial paper refers to promissory notes that represent an unsecured debt of a corporation or finance company. They have a maturity of less than 9 months.
Eurodollar commercial paper refers to promissory notes payable in U.S. Dollars by European issuers.

Repurchase Agreements. The Funds may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines which have been approved by the Board of Trustees. In a repurchase agreement, a Fund buys a security from a bank or a broker-dealer that has agreed to repurchase the same security at a mutually agreed upon date and price.
The resale price normally is the purchase price plus a mutually agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements will be short, and at no time will the Funds enter into repurchase agreements for more than seven days.

Repurchase agreements could have certain risks that may adversely affect the Funds. If a seller defaults, the Funds may incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to a seller of the security, realization of disposition of the collateral by the Fund may be delayed or limited.

  (2) REVERSE REPURCHASE AGREEMENTS. The Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. The price reflects the interest rates in effect for the term of the agreement. For the purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), a reverse repurchase agreement is also considered as the borrowing of money by the Fund and, therefore, a form of leverage which may cause any gains or losses for the Fund to become magnified.

The Funds will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Funds will enter into reverse repurchase agreements only when the interest income to be earned from the investment of the proceeds is more than the interest expense of the transaction. The Funds will not invest the proceeds of a reverse repurchase agreement for a period that is longer than the reverse repurchase agreement itself. The Funds will establish and maintain a separate account with the Custodian that contains a segregated portfolio of securities in an amount which is at least equal to the amount of its purchase obligations under the reverse repurchase agreement.

  (3) EMERGING MARKET SECURITIES. The Funds may invest some of their assets in the securities of emerging market countries. Investments in securities in emerging market countries may be considered to be speculative and may have additional risks from those associated with investing in the securities of U.S. issuers. There may be limited information available to investors which is publicly available, and generally emerging market issuers are not subject to uniform accounting, auditing and financial standards and requirements like those required by U.S. issuers.

Investors should be aware that the value of a Fund's investments in emerging markets securities may be adversely affected by changes in the political, economic or social conditions, expropriation, nationalization, limitation on the removal of funds or assets, controls, tax regulations and other foreign restrictions in emerging market countries. These risks may be more severe than those experienced in foreign countries. Emerging market securities trade with less frequency and volume than domestic securities and therefore may have greater price volatility and lack liquidity. Furthermore, there is often no legal structure governing private or foreign investment or private property in some emerging market countries. This may adversely affect a Fund's operations and the ability to obtain a judgment against an issuer in an emerging market country.

  (4) FOREIGN SECURITIES. The Funds may invest in foreign securities either directly or indirectly in the form of American Depository Receipts or similar instruments. Investments in securities of foreign issuers and in obligations of domestic banks involve different and additional risks from those associated with investing in securities of U.S. issuers. There may be limited information available to investors which is publicly available, and generally foreign issuers are not subject to uniform accounting, auditing and financial standards and requirements like those applicable to U.S. issuers. Any foreign commercial paper must not be subject to foreign withholding tax at the time of purchase.

Investors should be aware that the value of a Fund's investments in foreign securities may be adversely affected by changes in political or social conditions, confiscatory taxation, diplomatic relations, expropriation, nationalization, limitation on the removal of funds or assets, or the establishment of exchange controls or other foreign restrictions and tax regulations in foreign countries. In addition, due to the differences in the economy of these foreign countries compared to the U.S. economy, whether favorably or unfavorably, portfolio securities may appreciate or depreciate and could therefore adversely affect a Fund's operations. It may also be difficult to obtain a judgment against a foreign creditor. Foreign securities trade with less frequency and volume than domestic securities and therefore may have greater price volatility. Furthermore, changes in foreign exchange rates will have an affect on those securities that are denominated in currencies other than the U.S. Dollar.

Forward Foreign Currency Exchange Contracts. The Funds may purchase or sell equity securities of foreign countries. Therefore, a portion of the Fund's income may be derived from foreign currency. A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a mutually agreed upon date and price. The contract is usually between a bank and its customers. The contract may be denominated in U.S. Dollars or may be referred to as a "cross-currency" contract. A cross-currency contract is a contract which is denominated in another currency other than in U.S. Dollars.

In such a contract, a Fund's custodian will segregate cash or marketable securities in an amount not less than the value of the Fund's total assets committed to these contracts.
Generally, the Funds will not enter into contracts that are greater than 90 days.

Forward foreign currency contracts have additional risks.
It may be difficult to determine the market movements of the currency. The value of a Fund's assets may be adversely affected by changes in foreign currency exchange rates and regulations and controls on currency exchange. Therefore, the Funds may incur costs in converting foreign currency.

If the Funds engage in an offsetting transaction, the Funds will experience a gain or a loss determined by the movement in the contract prices. An "offsetting transaction" is one where a Fund enters into a transaction with the bank upon maturity of the original contract. The Funds must sell or purchase on the same maturity date as the original contract the same amount of foreign currency as the original contract.

Foreign Currency Considerations. The Funds may invest some of their assets in securities denominated in foreign currencies. The Funds will compute and distribute the income earned by the Funds at the foreign exchange rate in effect on that date. If the value of the foreign currency declines in relation to the U.S. Dollar between the time that the Funds earn the income and the time that the income is converted into U.S. Dollars, the Funds may be required to sell their securities in order to make distributions in U.S. Dollars. As a result, the liquidity of a Fund's securities may have an adverse affect on such Fund's performance.

  (5) FUTURES CONTRACTS. The Funds may buy and sell futures contracts and options on future contracts to attempt to maintain exposure to the equity markets while holding cash for temporary liquidity needs, or protect the value of their portfolios against changes in the prices of the securities in which they invest. When the Funds buy or sell a futures contract, the Funds must segregate cash and/or liquid securities equivalent to the value of the contract.

There are additional risks associated with futures contracts. It may be impossible to determine the future price of the securities, and securities may not be marketable enough to close out the contract when the Funds desire to do so.

Equity Index Futures Contracts. The Funds may enter into equity index futures contracts. An equity index futures contract is an agreement for the Funds to buy or sell an index relating to equity securities at a mutually agreed upon date and price. Equity index futures contracts are often used to hedge against anticipated changes in the level of stock prices. When the Funds enter into this type of contract, the Funds make a deposit called an "initial margin." This initial margin must be equal to a specified percentage of the value of the contract. The rest of the payment is made when the contract expires.

  (6) ILLIQUID SECURITIES, PRIVATE PLACEMENTS AND CERTAIN UNREGISTERED SECURITIES. The Funds may invest in privately placed, restricted, Rule 144A or other unregistered securities. Neither Fund may acquire illiquid holdings if, as a result, more than 15% of that Fund's total assets would be in illiquid investments. Subject to this Fundamental policy limitation, the Funds may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act") and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An investment is considered "illiquid" if it cannot be disposed of within seven (7) days in the normal course of business at approximately the same amount at which it was valued in the relevant Fund's portfolio. The price a Fund's portfolio may pay for illiquid securities or may receive upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuations of these securities will reflect any limitations on their liquidity.

The Funds may purchase Rule 144A securities eligible for sale without registration under the 1933 Act. These securities may be determined to be illiquid in accordance with the guidelines established by The Managers Funds LLC and approved by the Trustees. The Trustees will monitor these guidelines on a periodic basis.

Investors should be aware that the Funds may be subject to a risk if the Funds should decide to sell these securities when a buyer is not readily available and at a price which the Funds believe represents the security's value. In the case where an illiquid security must be registered under the 1933 Act before it may be sold, the Funds may be obligated to pay all or part of the registration expenses. Therefore, a considerable time may elapse between the time of the decision to sell and the time the Funds may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions develop, the Funds may obtain a less favorable price than was available when it had first decided to sell the security.

  (7) OBLIGATIONS OF DOMESTIC AND FOREIGN BANKS. Banks are subject to extensive governmental regulations. These regulations place limitations on the amounts and types of loans and other financial commitments which may be made by the bank and the interest rates and fees which may be charged on these loans and commitments. The profitability of the banking industry depends on the availability and costs of capital funds for the purpose of financing loans under prevailing money market conditions. General economic conditions also play a key role in the operations of the banking industry. Exposure to credit losses arising from potential financial difficulties of borrowers may affect the ability of the bank to meet its obligations under a letter of credit.

  (8) OPTION CONTRACTS. COVERED CALL OPTIONS. The Funds may write ("sell") covered call options on individual stocks, equity indices and futures contracts, including equity index futures contracts. Written call options must be listed on a national securities exchange or a futures exchange.

A call option is a short-term contract that is generally for no more than nine months. This contract gives a buyer of the option, in return for a paid premium, the right to buy the underlying security or contract at an agreed upon price prior to the expiration of the option. The buyer can purchase the underlying security or contract regardless of its market price. A call option is considered "covered" if the Fund that is writing the option owns or has a right to immediately acquire the underlying security or contract.

The Funds may terminate an obligation to sell an outstanding option by making a "closing purchase transaction." The Funds make a closing purchase transaction when they buy a call option on the same security or contract with the same price and expiration date. As a result, the Funds will realize a loss if the amount paid is less than the amount received from the sale. A closing purchase transaction may only be made on an exchange that has a secondary market for the option with the same price and expiration date. There is no guarantee that the secondary market will have liquidity for the option.

There are risks associated with writing covered call options. The Funds are required to pay brokerage fees in order to write covered call options as well as fees for the purchases and sales of the underlying securities or contracts. The portfolio turnover rate of the Funds may increase due to the writing of a covered call option.

Covered Put Options. The Funds may write ("sell") covered put options on individual stocks, equity indices and futures contracts, including equity index futures contracts.

A put option is a short-term contract that is generally for no more than nine months. This contract gives a buyer of the option, in return for a paid premium, the right to sell the underlying security or contract at an agreed upon price prior to the expiration of the option. The buyer can sell the underlying security or contract at the option price regardless of its market price. A put option is considered "covered" if the Fund which is writing the option owns or has a right to immediately acquire the underlying security or contract. The seller of a put option assumes the risk of the decrease of the value of the underlying security. If the underlying security decreases, the buyer could exercise the option and the underlying security or contract could be sold to the seller at a price that is higher than its current market value.

The Funds may terminate an obligation to sell an outstanding option by making a "closing purchase transaction." The Funds make a closing purchase transaction when they buy a put option on the same security or contract with the same price and expiration date. As a result, the Funds will realize a loss if the amount paid is less than the amount received from the sale. A closing purchase transaction may only be made on an exchange that has a secondary market for the option with the same price and expiration date. There is no guarantee that the secondary market will have liquidity for the option.

There are risks associated with writing covered put options. The Funds are required to pay brokerage fees in order to write covered put options as well as fees for the purchases and sales of the underlying securities or contracts. The portfolio turnover rate of the Funds may increase due to the writings of a covered put option.

Dealer Options. Dealer Options are also known as Over-the-Counter options ("OTC"). Dealer options are puts and calls where the strike price, the expiration date and the premium payment are privately negotiated. The bank's creditworthiness and financial strength are judged by the Sub-Advisor and must be determined to be as good as the creditworthiness and strength of the banks to whom the Funds lend their portfolio securities.

Puts and Calls. The Funds may buy options on individual stocks, equity indices and equity futures contracts. The Funds' purpose in buying these puts and calls is to protect themselves against an adverse affect in changes of the general level of market prices in which the Funds operate. A put option gives the buyer the right upon payment to deliver a security or contract at an agreed upon date and price. A call option gives the buyer the right upon payment to ask the seller of the option to deliver the security or contract at an agreed upon date and price.

  (9) RIGHTS AND WARRANTS. The Funds may purchase rights and warrants. Rights are short-term obligations issued in conjunction with new stock issues. Warrants give the holder the right to buy an issuer's securities at a stated price for a stated time.

  (10) SECURITIES LENDING. The Funds may lend their portfolio securities in order to realize additional income. This lending is subject to each Fund's investment policies and restrictions. Any loan of portfolio securities must be secured at all times by collateral that is equal to at least 102% of the value of the loan. If a borrower defaults, a Fund may use the collateral to satisfy the loan. When cash is received as collateral, a Fund will invest the cash in a variety of money market and other short-term instruments and earn income on such investments. However, the Fund will also bear the risk of any loss on such investments.

  (11) SEGREGATED ACCOUNTS. The Funds will establish a segregated account with their Custodian after they have entered into either a repurchase agreement or certain options, futures and forward contracts. The segregated account will maintain cash and/or liquid securities that are equal in value to the obligations in the agreement.

  (12) SHORT SALES.  The Funds may enter into short sales.
The Funds enter into a short sale when they sell a security that they do not own. A broker retains the proceeds of the sales until the Funds replace the sold security. The Funds arrange with the broker to borrow the security. The Funds must replace the security at its market price at the time of the replacement. As a result, the Funds may have to pay a premium to borrow the security and the Funds may, but will not necessarily, receive any interest on the proceeds of the sale. The Funds must pay to the broker any dividends or interest payable on the security until the security is replaced. Collateral, consisting of cash, or marketable securities, is used to secure the Funds' obligation to replace the security. The collateral is deposited with the broker. If the price of the security sold increases between the time of the sale and the time the Funds replace the security, the Funds will incur a loss. If the price declines during that period, the Funds will realize a capital gain. The capital gain will be decreased by the amount of transaction costs and any premiums, dividends or interest the Funds will have to pay in connection with the short sale. The loss will be increased by the amount of transaction costs and any premiums, dividends or interest the Funds will have to pay in connection with the short sale. For tax planning reasons, the Funds may also engage in short sales with respect to a security that the Funds currently hold or have a right to acquire, commonly referred to as a "short against the box."

  (13) WHEN-ISSUED SECURITIES. The Funds may purchase securities on a when-issued basis. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of these securities is subject to market fluctuation. For fixed-income securities, no interest accrues to the Funds until a settlement takes place. At the time the Funds make a commitment to purchase securities on a when-issued basis, the Funds will record the transaction, reflect the daily value of the securities when determining the net asset value of the Funds, and if applicable, calculate the maturity for the purposes of determining the average maturity from the date of the transaction. At the time of settlement, a when-issued security may be valued below the amount of the purchase price.

To facilitate these transactions, the Funds will maintain a segregated account with the Custodian that will include cash, or marketable securities, in an amount which is at least equal to the commitments. On the delivery dates of the transactions, the Funds will meet their obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Funds choose to dispose of the right to acquire a when-issued security prior to its acquisition, they could incur a loss or a gain due to market fluctuation. Furthermore, the Funds may be at a disadvantage if the other party to the transaction defaults. When-issued transactions may allow the Funds to hedge against unanticipated changes in interest rates.

DIVERSIFICATION REQUIREMENTS FOR THE FUNDS
------------------------------------------
The Funds intend to meet the diversification requirements of the 1940 Act as currently in effect. Investments not subject to the diversification requirements could involve an increased risk to an investor should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

FUNDAMENTAL INVESTMENT RESTRICTIONS
-----------------------------------
The following investment restrictions have been adopted by the Trust with respect to the Funds. Except as otherwise stated, these investment restrictions are "fundamental" policies. A "fundamental" policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a "majority of the outstanding voting securities" of the relevant Fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

Each Fund may NOT:

  (1) Issue senior securities. For purposes of this restriction, borrowing money, making loans, the issuance of shares of beneficial interest in multiple classes or series, the deferral of Trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies, are not deemed to be senior securities.

  (2) Borrow money, except (i) in amounts not to exceed
33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value from banks or through reverse repurchase agreements or forward roll transactions,
(ii) up to an additional 5% of its total assets for temporary purposes, (iii) in connection with short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. For purposes of this investment restriction, investments in short sales, roll transactions, futures contracts, options on futures contracts, securities or indices and forward commitments, entered into in accordance with the Fund's investment policies, shall not constitute borrowing.

  (3) Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the 1933 Act.

  (4) Purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

  (5) Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

  (6) Make loans, except that the Fund may (i) lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) lend portfolio securities and participate in an interfund lending program with other series of the Trust provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

  (7) With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

  (8) Invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S.
Government or its agencies or instrumentalities).

If any percentage restriction described above for the Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund's assets will not constitute a violation of the restriction.

Unless otherwise provided, for purposes of investment restriction (8) above, the term "industry" shall be defined by reference to the SEC Industry Codes set forth in the Directory of Companies Required to File Annual Reports with the
Securities and Exchange Commission ("SEC").

TEMPORARY DEFENSIVE POSITION
----------------------------
For temporary or defensive purposes, the Funds may invest, without limit, in cash or quality short-term debt securities including repurchase agreements. To the extent that the Funds are invested in these instruments, the Funds will not be pursuing their investment objectives.

PORTFOLIO TURNOVER
------------------
Generally, the Funds purchase securities for investment purposes and not for short-term trading profits. However, the Funds may sell securities without regard to the length of time that the security is held in the portfolio if such sale is consistent with the relevant Fund's investment objectives. A higher degree of portfolio activity may increase brokerage costs to the Funds.

The portfolio turnover rate is computed by dividing the dollar amount of the securities which are purchased or sold (whichever amount is smaller) by the average value of the securities owned during the year. Short-term investments such as commercial paper, short-term U.S. Government securities and variable rate securities (those securities with intervals of less than one-year) are not considered when computing the portfolio turnover rate.

For the period October 2, 2000 (commencement of operations) through September 30, 2001 and for the fiscal year ended September 30, 2002, the portfolio turnover rates for the Growth Fund were 126% and 99%, respectively. For the period February 28, 2001 (commencement of operations) through September 30, 2001 and for the fiscal year ended September 30, 2002, the portfolio turnover rates for the Small Company Value Fund were 79% and 83%, respectively.

          BOARD OF TRUSTEES AND OFFICERS OF THE TRUST
          -------------------------------------------

The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and dates of birth are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Fund. The Trustees are experienced executives who meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund's performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 40 Richards Avenue, Norwalk, Connecticut 06854.

The Trustees hold office without limit in time except that
(a) any Trustee may resign or retire; (b) any Trustee may be removed with or without cause by two-thirds of the remaining Trustees; and (c) any Trustee may be removed by action of two-thirds of the outstanding shares of the Trust.

The President, Treasurer and Secretary of the Trust are elected annually by the Trustees and hold office until the next annual election of officers and until their respective successors are chosen and qualified.

The following Trustees are not interested persons of the Trust within the meaning of the 1940 Act ("Independent Trustees"):

INDEPENDENT TRUSTEES
--------------------

NAME AND               POSITION(S) HELD     PRINCIPAL OCCUPATIONS        NUMBER OF FUNDS    OTHER
DATE OF BIRTH          WITH THE FUND        DURING PAST 5                IN FUND COMPLEX*   DIRECTORSHIPS
                       AND LENGTH OF        YEARS                        OVERSEEN BY        HELD BY
                       TIME SERVED                                       TRUSTEE            TRUSTEE
--------------------   -------------------- ---------------------        ------------------ ---------------
Jack W. Aber           Trustee since 1999   Professor of Finance                            Trustee of
DOB:  9/9/37                                Boston University                               Appleton
                                            School of Management                22          Growth Fund
                                            (1972-Present)                                  (1 portfolio);
                                                                                            Trustee of
                                                                                            Third Avenue
                                                                                            Trust
                                                                                            (4 portfolios);
                                                                                            Trustee of Third
                                                                                            Avenue Variable
                                                                                            Series Trust
                                                                                            (1 portfolio)


William E. Chapman, II Trustee since 1999   President and Owner                 22          Trustee of
DOB:  9/23/41                               Loneboat Retirement                             Third Avenue
                                            Planning Solutions                              Trust
                                            (1998-Present); Hewitt                          (4 portfolios);
                                            Associates, LLC (part                           Trustee of Third
                                            time) provider of                               Avenue Variable
                                            Retirement and                                  Series Trust
                                            Investment Education                            (1 portfolio)
                                            Seminars); President
                                            Retirement Plans Group,
                                            Kemper Funds (1990-1998)

Edward J. Kaier        Trustee since 1999   Partner, Hepburn                    22          Trustee of
DOB:  9/23/45                               Willcox, Hamilton &                             Third Avenue
                                            Putnam (1977-Present)                           Trust
                                                                                            (4 portfolios);
                                                                                            Trustee of Third
                                                                                            Avenue Variable
                                                                                            Series Trust
                                                                                            (1 portfolio)


Eric Rakowski          Trustee since 1999   Professor, University of            22          Trustee of
DOB:  6/5/58                                California at Berkeley                          Third Avenue
                                            School of Law (1990-                            Trust
                                            Present); Visiting                              (4 portfolios);
                                            Professor, Harvard Law                          Trustee of Third
                                            School (1998-1999)                              Avenue Variable
                                                                                            Series Trust
                                                                                            (1 portfolio)

* The Fund complex consists of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II.

INTERESTED TRUSTEES (1)
-----------------------

NAME AND               POSITION(S) HELD     PRINCIPAL OCCUPATIONS        NUMBER OF FUNDS    OTHER
DATE OF BIRTH          WITH THE FUND        DURING PAST 5                IN FUND COMPLEX*   DIRECTORSHIPS
                       AND LENGTH OF        YEARS                        OVERSEEN BY        HELD BY
                       TIME SERVED                                       TRUSTEE/OFFICER    TRUSTEE/OFFICER
--------------------   -------------------- ---------------------        ------------------ ---------------
Sean M. Healey         Trustee since 1999   President and Chief
DOB:  5/9/61                                Operating Officer,
                                            Affiliated Managers                 22          None
                                            Group, Inc. (1999-Present);
                                            Director, Affiliated
                                            Managers Group, Inc.
                                            (2001-Present); Executive
                                            Vice President; Affiliated
                                            Managers Group, Inc.
                                            (1995-1999); Vice President,
                                            Goldman, Sachs &
                                            Company (1987-1995)

Peter M. Lebovitz      Trustee since 2002   President and Chief
DOB:  1/18/55          President since 1999 Executive Officer, The
                                            Managers Funds LLC                  22          None
                                            (1999-Present); President
                                            Managers Distributors, Inc.
                                            (2000-Present); Director of
                                            Marketing, The Managers
                                            Funds, LP (1994-1999);
                                            Director of Marketing,
                                            Hyperion Capital
                                            Management, Inc. (1993-
                                            1994); Senior Vice
                                            President, Greenwich Asset
                                            Management, Inc. (1989-1993)

* The Fund complex consists of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II.

(1) Mr. Healey is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with, and interest in securities of, Affiliated Managers Group, Inc. Mr. Lebovitz is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with The Managers Funds LLC and Managers Distributors, Inc.

OFFICERS
--------

NAME AND               POSITION(S) HELD     PRINCIPAL OCCUPATIONS
DATE OF BIRTH          WITH THE FUND        DURING PAST 5
                       AND LENGTH OF        YEARS
                       TIME SERVED
--------------------   -------------------- ---------------------
Donald S. Rumery       Treasurer since 1999 Director, Finance and
DOB:  5/29/58                               Planning, The Managers
                                            Funds LLC (1994-Present);
                                            Treasurer and Chief
                                            Financial Officer, Managers
                                            Distributors, Inc.
                                            (2000-Present); Treasurer,
                                            and Secreatary, The Managers
                                            Funds (10 portfolios);
                                            Secretary and Treasurer of
                                            Managers Trust I (2 portfolios)
                                            and Managers Trust II (2
                                            portfolios)

John Kingston, III     Secretary since 1999 Senior Vice President and
DOB:  10/23/65                              Associate General Counsel,
                                            Affiliated Managers Group,
                                            Inc. (1999-Present); Director
                                            and Secretary, Managers
                                            Distributors, Inc. (2000-
                                            Present); General Counsel,
                                            Morgan Stanley Dean
                                            Witter Investment
                                            Management, Inc. (1998-
                                            1999); Associate, Ropes
                                            and Gray (1994-1998)

Galan G. Daukas        Chief Financial      Chief Operating Officer,
DOB: 10/24/63             Officer           The Managers Funds LLC,
                       since 2002           Managers Trust I and
                                            Managers Trust II (2002-
                                            Present); Chief Operating
                                            Officer and Chairman
                                            of the Management
                                            Committee, Harbor Capital
                                            Management Co., Inc.
                                            (2000-2002); Chief
                                            Operating Officer, Fleet
                                            Investment Advisors (1992-
                                            2000)

TRUSTEE SHARE OWNERSHIP
-----------------------

                                                              AGGREGATE DOLLAR RANGE
                                                              OF EQUITY SECURITIES
                                                              IN ALL REGISTERED
                                                              INVESTMENT COMPANIES
                                  DOLLAR RANGE OF EQUITY      OVERSEEN BY TRUSTEE IN
                                  SECURITIES IN THE FUNDS     FAMILY OF INVESTMENT
                                  BENEFICIALLY OWNED AS OF    COMPANIES* BENEFICIALLY
                                  DECEMBER 31, 2002           OWNED AS OF DECEMBER 31, 2002
                                  -----------------------     -----------------------------
INDEPENDENT TRUSTEES:
---------------------
Jack W. Aber                               None                   $10,001 to $50,000
William E. Chapman II                  Over $100,000                 Over $100,000
Edward J. Kaier                            None                      Over $100,000
Eric Rakowski                              None                   $50,001 to $100,000

INTERESTED TRUSTEES:
--------------------
Sean M. Healey                       $10,001 to $50,000           $50,001 to $100,000
Peter M. Lebovitz                          None                      Over $100,000


* The Family of Investment Companies consists of The Managers
  Funds, Managers AMG Funds, Managers Trust I and Managers Trust II.

AUDIT COMMITTEE
---------------
The Board of Trustees has an Audit Committee consisting of the Independent Trustees. Under the terms of its charter, the Committee (a) acts for the Trustees in overseeing the Trust's financial reporting and auditing processes, (b) reviews and assesses the performance of the Trust's independent public accountants, (c) makes recommendations to the full board annually as to the appointment of independent public accountants, (d) meets periodically with the independent accountants to review the annual audits and the services provided by the independent public accountants and (e) reviews and reports to the full Board with respect to any material accounting, tax, valuation or record keeping issues that may affect the Trust, its financial statements or the amount of any dividend or distribution right, among other matters. The Audit Committee met twice during the most recent fiscal year.

TRUSTEES' COMPENSATION
----------------------

                                Aggregate               Total Compensation
                                Compensation from the   from the Fund Complex
Name of Trustee                 Funds (a)               Paid to Trustees (b)
----------------------          ---------------------   ---------------------

Independent Trustees:
---------------------
Jack W. Aber                            $793                   $31,500
William E. Chapman, II                  $793                   $31,500
Edward J. Kaier                         $793                   $31,500
Eric Rakowski                           $793                   $31,000

Interested Trustees:
--------------------
Sean M. Healey                          None                     None
Peter M. Lebovitz                       None                     None


(a) Compensation is calculated for the Funds' fiscal year ended September 30, 2002. The Funds do not provide any pension or retirement benefits for the Trustees.

(b) Total compensation includes compensation paid during the 12-month period ending September 30, 2002 for services as a Trustee of The Managers Funds, Managers AMG Funds,
    Managers Trust I and Managers Trust II.

      CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
      ---------------------------------------------------

CONTROL PERSONS
---------------
As of December 31, 2002 Frontier Capital Management "controlled" (within the meaning of the 1940 Act) the Small Company Value Fund. An entity or person which "controls" a particular Fund could have effective voting control over that Fund. As of December 31, 2002, the following persons or entities owned of record more than 5% of the outstanding shares of the Growth Fund:

NAME AND ADDRESS                            PERCENTAGE OWNERSHIP
---------------------------------           --------------------
Thomas W. Duncan Sr. &
  Mariana E. Duncan JTWROS                          13%
  c/o Frontier Capital Management
  150 Beacon Street
  Boston, MA 02116-1401

Lyle L. Meyer & Evelyn M. Meyer TTEES               10%
  Lyle L. Meyer Revocable Trust
  744 Fairfield Lake Drive
  Chesterfield, MO 63017-5928

John David Wimberly                                 10%
  c/o Frontier Capital Management
  150 Beacon Street
  Boston, MA 02116-1401

Bill M. Thompson TTEE                                6%
  Bill M. Thompson Trust
  40 W. 9 Mile Rd. #2-318
  Pensacola, FL 32534

Reed Coleman Family Foundation TR                    5%
  201 Waubesa Street
  P.O. Box 3037
  Madison, WI 53704-0037

Helen W. Marston Cust                                5%
  Hunter S Marston IV UGMA-OK
  271 Goddard Avenue
  Brookline, MA 02445-7411


As of December 31, 2002, the following persons or entities owned of record more than 5% of the outstanding shares of the Small Company Value Fund:

NAME AND ADDRESS                            PERCENTAGE OWNERSHIP
---------------------------------           --------------------
Thomas W. Duncan Sr.                                 56%
  c/o Frontier Capital Management
  150 Beacon Street
  Boston, MA 02116-1401

Charles Schwab & Co., Inc.                           29%
  101 Montgomery Street
  San Francisco, CA 94104

Thomas W. Duncan Jr.                                  8%
  c/o Frontier Capital Management
  150 Beacon Street
  Boston, MA 02116-1401


MANAGEMENT OWNERSHIP
--------------------
As of December 31, 2002, all management personnel (i.e.,
Trustees and Officers) as a group owned beneficially less than 1% of the outstanding shares of the Small Company Value Fund.

As of December 31, 2002, all management personnel (i.e.,
Trustees and Officers) as a group owned beneficially less than 1% of the outstanding shares of the Growth Fund.

                   MANAGEMENT OF THE FUNDS

INVESTMENT MANAGER AND SUB-ADVISOR
----------------------------------
The Trustees provide broad supervision over the operations and affairs of the Trust and the Funds. The Managers Funds LLC (the "Investment Manager") serves as investment manager to the Funds. The Managers Funds LLC is a subsidiary of AMG, and AMG serves as the Managing Member of the LLC. AMG is located at 600 Hale Street, Prides Crossings, MA 01965. Managers Distributors, Inc. ("MDI"), a wholly-owned subsidiary of The Managers Funds LLC, serves as distributor to the Funds.

The Investment Manager and its corporate predecessors have had over 20 years of experience in evaluating sub-advisers for individuals and institutional investors. As part of its services to the Funds under an investment management agreement with the Trust (the "Investment Management Agreement"), the Investment Manager also carries out the daily administration of the Trust and Funds. For its investment management services, the Investment Manager receives an investment management fee from each Fund. All or a portion of the investment management fee paid by each Fund to the Investment Manager is used to pay the advisory fees of Frontier Capital Management Company, LLC, the sub-advisor which manages the assets of each Fund (the "Sub-Advisor" or "Frontier"). The Investment Manager receives no additional compensation from the Funds for its administration services. Frontier was selected by the Investment Manager, subject to the review and approval of the Trustees. Frontier is the successor firm to Frontier Capital Management Company, Inc. which was formed in 1980. AMG indirectly owns a majority interest in Frontier. As of December 31, 2002, Frontier's assets under management totaled approximately $3.8 billion. Frontier's address is 99 Summer Street, Boston, MA 02110. Thomas W. Duncan Sr. and William A. Teichner, CFA are the portfolio managers for the Small Company Value Fund. J. David Wimberly, CFA and Stephen M. Knightly, CFA are the portfolio managers for the Growth Fund.

The Sub-Advisor has discretion, subject to oversight by the Trustees and the Investment Manager, to purchase and sell portfolio assets, consistent with each Fund's investment objectives, policies and restrictions. Generally, the services which the Sub-Advisor provides to the Funds are limited to asset management and related record keeping-services. The Sub-Advisor may also serve as a discretionary or non-discretionary investment advisor to management or advisory accounts which are unrelated in any manner to the Investment Manager or its affiliates.

COMPENSATION OF INVESTMENT MANAGER AND SUB-ADVISOR BY THE FUNDS
---------------------------------------------------------------
As compensation for the investment management services rendered and related expenses under the Investment Management Agreement, each Fund has agreed to pay the Investment Manager an investment management fee, which is computed daily as a percentage of the average of the value of the net assets of the respective Fund and may be paid monthly. As compensation for the investment management services rendered and related expenses under the Sub-Advisory Agreement, the Investment Manager has agreed to pay the Sub-Advisor a fee (net of all mutually agreed upon fee waivers and reimbursements required by applicable law) for managing each portfolio, which is also computed daily and paid monthly. The fee paid to the Sub-Advisor is paid out of the fee the Investment Manager receives from each Fund and does not increase the expenses of the Funds.

For the fiscal year ended September 30, 2002 and for the period October 2, 2000 (commencement of operations) through September 30, 2001, no fee was paid under the Investment Management Agreement with respect to the Growth Fund. If the Investment Manager had not agreed to waive all or a portion of its fees in connection with a contractual agreement to limit the Fund's total annual operating expenses to 1.24% of average daily net assets during the period, the fee under that agreement would have been $53,147 and $70,254, respectively. For the fiscal year ended September 30, 2002 and for the period February 28, 2001 (commencement of operations) through September 30, 2001, the fee paid under the Investment Management Agreement with respect to the Small Company Value Fund was $57,194 and $5,282, respectively. If the Investment Manager had not agreed to waive all or a portion of its fees in connection with a contractual agreement to limit the Fund's total annual operating expenses to 1.49% of average daily net assets during the period, the fee under that agreement would have been $144,538 and $68,715, respectively.

FEE WAIVERS AND EXPENSE LIMITATIONS
-----------------------------------
The Investment Manager has contractually agreed, through February 1, 2004, to limit total annual operating expenses for the Small Company Value Fund (exclusive of taxes, interest, brokerage costs and extraordinary items) to 1.49%, subject to later reimbursement by the Small Company Value Fund in certain circumstances. The waiver may, at the discretion of the Investment Manager, be continued beyond such point. See "Managers AMG Funds" in the Prospectus for further information.

The Investment Manager has contractually agreed, through February 1, 2004, to limit total annual operating expenses for the Growth Fund (exclusive of taxes, interest, brokerage costs and extraordinary items) to 1.24%, subject to later reimbursement by the Growth Fund in certain circumstances. The waiver may, at the discretion of the Investment Manager, be continued beyond such point. See "Managers AMG Funds" in the Prospectus for further information.

The Investment Manager has decided to waive all or a portion of its fees from the Funds or reimburse expenses to the Funds for a variety of reasons, including attempting to make each Fund's performance more competitive as compared to similar funds.

In addition to any other waiver and/or reimbursement agreed to by the Investment Manager, Frontier from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee. Shareholders will be notified of any change in the management fees of a Fund on or about the time that such fees or expenses become effective.

INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS
-------------------------------------------------
The Managers Funds LLC serves as investment manager to the Funds under the Investment Management Agreement. The Investment Management Agreement permits the Investment Manager to from time to time engage one or more sub-advisers to assist in the performance of its services. Pursuant to the Investment

Management Agreement, the Investment Manager has entered into a sub-advisory agreement with Frontier (the "Sub-Advisory
Agreement").

The Investment Management Agreement and the Sub-Advisory Agreement provide for an initial term of two years and thereafter shall continue in effect from year to year so long as such continuation is specifically approved at least annually
(i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Funds, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreements or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Investment Management Agreement and the Sub-Advisory Agreement may be terminated, without penalty, by the Board of Trustees, by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) by the Investment Manager or (in the case of the Sub-Advisory Agreement) by the Sub-Advisor on not more than 60 days' written notice to the other party and to the Funds. The Investment Management Agreement and the Sub-Advisory Agreement terminate automatically in the event of assignment, as defined under the 1940 Act and regulations thereunder.

The Investment Management Agreement provides that the
Investment Manager is specifically responsible for:

  * developing and furnishing continuously an investment program and strategy for the Funds in compliance with each Fund's investment objectives and policies as set forth in the Trust's current
    Registration Statement;

  * providing research and analysis relative to the investment program and investments of the Funds;

  * determining (subject to the overall supervision and review of the Board of Trustees of the Trust) what investments shall be purchased, held, sold or exchanged by the Funds and what portion, if any, of the assets of the Funds shall be held in cash or cash equivalents; and

  * making changes on behalf of the Trust in the investments of the Funds.

Under the Sub-Advisory Agreement, Frontier is responsible for performing substantially these same advisory services for the Investment Manager and the Funds.

The Investment Management Agreement also provides that the Investment Manager shall furnish the Funds with office space and facilities, services of executives and administrative personnel and certain other administrative services. The Investment Manager compensates all executive and clerical personnel and Trustees of the Trust if such persons are employees of the Investment Manager or its affiliates.

The Funds pay all expenses not borne by their Investment Manager or Sub-Advisor including, but not limited to, the charges and expenses of each Fund's custodian and transfer agent, independent auditors and legal counsel for the Funds and the Trust's independent Trustees, 12b-1 fees, if any, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of Trustees who are not directors, officers or employees of the Investment Manager, Sub-Advisor or their affiliates, other than affiliated registered investment companies.

The Sub-Advisory Agreement requires the Sub-Advisor to provide fair and equitable treatment to the Funds in the selection of portfolio investments and the allocation of investment opportunities. However, it does not obligate the Sub-Advisor to acquire for the Funds a position in any investment which any of the Sub-Advisor's other clients may acquire. The Funds shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Funds or otherwise.

Although the Sub-Advisor makes investment decisions for the Funds independent of those for its other clients, it is likely that similar investment decisions will be made from time to time. When the Funds and another client of a Sub-Advisor are simultaneously engaged in the purchase or sale of the same security, the transactions are, to the extent feasible and practicable, averaged as to price and the amount is allocated between the Funds and the other client(s) pursuant to a formula considered equitable by the Sub-Advisor. In specific cases, this system could have an adverse affect on the price or volume of the security to be purchased or sold by the Funds. However, the Trustees believe, over time, that coordination and the ability to participate in volume transactions should benefit the Funds.

APPROVAL OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS
-------------------------------------------------------------
The Board of Trustees, including all of the Trustees that are not "interested persons" of the Trust (the "Independent Trustees"), have approved the Investment Management Agreement with the Manager and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Funds. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Sub-Advisory Agreements for the Funds, the Trustees reviewed a variety of materials relating to each Fund, the Manager and the Sub-Advisor, including performance, fee and expense information about the Funds and other similar mutual funds and performance information for relevant indices. The Trustees also reviewed information provided by the Sub-Advisor relating to its operations, personnel, investment philosophy and investment strategies and techniques. The Trustees also reviewed the compliance capabilities of the Manager and the Sub-Advisor, including their personal trading policies and procedures.

With respect to the Manager, the Trustees considered, among other things: (a) the Manager's administrative capabilities including its ability to supervise the Funds' other service providers; and (b) the Manager's compliance programs including those related to personal investing.

With respect to the Sub-Advisor, the Trustees considered, among other things: (i) the services rendered by the Sub-Advisor; (ii) the qualification and experience of the Sub-Advisor's personnel; (iii) the Sub-Advisor's compliance programs including those related to personal investing; and
(iv) the Fund's performance relative to that of its competitors and of relevant indices. The Trustees also considered the financial condition of the Manager and Sub-Advisor and the undertakings provided by the each of them to maintain expense limitations for the Funds.

In the course of their deliberations, the Trustees reached the following conclusions, among others: (A) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Management Agreement; (B) the Sub-Advisor's personnel are well qualified to manage each Fund's assets in accordance with the Fund's investment objectives and policies;
(C) the Manager and Sub-Advisor maintain appropriate compliance programs; (D) each Fund's performance is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices, including each Fund's respective benchmark; and (E) each Fund's advisory expenses are reasonable in relation to those of similar funds and to the services provided by the Manager and the Sub-Advisor.

After considering these and other factors, the Trustees concluded that approval of the Investment Management and Sub-
Advisory Agreements would be in the interests of each Fund and its shareholders.

REIMBURSEMENT AGREEMENT
-----------------------
Under the Investment Management Agreement, the Investment Manager provides a variety of administrative services to the Funds and, under the distribution agreement between MDI and the Funds, MDI provides a variety of shareholder and marketing services to the Funds. MDI receives no additional compensation from the Funds for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Frontier, Frontier reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Funds.

CODE OF ETHICS
--------------
The Trustees have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act on behalf of the Trust. The Code of Ethics of the Trust incorporates the joint code of ethics of the Investment Manager and the Distributor (applicable to "access persons" of the Trust that are also employees of the Investment Manager and/or the Distributor). In combination, these codes of ethics generally require access persons to preclear any personal securities investment (with limited exceptions such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The restrictions also include a ban on trading securities based on information about the trading within the Fund. The Sub-Advisor has adopted a Code of Ethics regarding personal investing by its personnel pursuant to Rule 17j-1 under the 1940 Act.

DISTRIBUTION ARRANGEMENTS
-------------------------
MDI acts as the distributor in connection with the offering of each Fund's shares on a no-load basis. The Distributor bears certain expenses associated with the distribution and sale of shares of the Funds. The Distributor acts as agent in arranging for the sale of each Fund's shares without sales commission or other compensation. Pursuant to the Distribution Agreement and the Funds' "Plan of Distribution Pursuant to Rule 12b-1" (the "Distribution Plan"), the Trust pays a fee in the amount of 0.25% of the average daily net assets of each Fund for the services of the Distributor.

The Distribution Agreement may be terminated by either party under certain specified circumstances and will automatically terminate on assignment in the same manner as the Investment Management Agreement. The Distribution Agreement may be continued annually so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of a Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance.

CUSTODIAN
---------
The Bank of New York ("BNY" or the "Custodian"), 100
Church Street, New York New York, is the Custodian for the Funds. It is responsible for holding all cash assets and all portfolio securities of the Funds, releasing and delivering such securities as directed by the Funds, maintaining bank accounts in the names of the Funds, receiving for deposit into such accounts payments for shares of the Funds, collecting income and other payments due the Funds with respect to portfolio securities and paying out monies of the Funds. In addition, when the Funds trade in futures contracts and those trades would require the deposit of initial margin with a futures commission merchant ("FCM"), the Funds will enter into a separate special custodian agreement with a custodian in the name of the FCM which agreement will provide that the FCM will be permitted access to the account only upon the Funds' default under the contract.

The Custodian is authorized to deposit securities in securities depositories or to use the services of sub-custodians, including foreign sub-custodians, to the extent permitted by and subject to the regulations of the SEC.

TRANSFER AGENT
--------------
Boston Financial Data Services, Inc., P.O. Box 8517,
Boston, Massachusetts 02266-8517, is the transfer agent (the
"Transfer Agent") for the Funds.

INDEPENDENT PUBLIC ACCOUNTANTS
------------------------------
PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, is the independent public accountant for the Funds. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of the Funds, assists in the preparation and/or review of each of the Fund's federal and state income tax returns and may provide other audit, tax, and related services.

          BROKERAGE ALLOCATION AND OTHER PRACTICES

The Sub-Advisory Agreement provides that the Sub-Advisor place all orders for the purchase and sale of securities which are held in each Fund's portfolios. In executing portfolio transactions and selecting brokers or dealers, it is the policy and principal objective of the Sub-Advisor to seek best price and execution. It is expected that securities will ordinarily be purchased in the primary markets. The Sub-Advisor shall consider all factors that it deems relevant when assessing best price and execution for the Funds, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

In addition, when selecting brokers to execute transactions and in evaluating the best available net price and execution, the Sub-Advisor is authorized by the Trustees to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended), provided by the broker. The Sub-Advisor is also authorized to cause the Funds to pay a commission to a broker who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction. The Sub-Advisor must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which the Sub-Advisor exercises investment discretion. Brokerage and research services received from such brokers will be in addition to, and not in lieu of, the services required to be performed by each Sub-Advisor. The Funds may purchase and sell portfolio securities through brokers who provide the Funds with research services.

The Trust may enter into arrangements with various brokers pursuant to which a portion of the commissions paid by the Fund may be directed by the Fund to pay expenses of the Fund. Consistent with its policy and principal objective of seeking best execution, the Sub-Advisor may consider these brokerage recapture arrangements in selecting brokers to execute transactions for the Fund.

The Trustees will periodically review the total amount of commissions paid by the Funds to determine if the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Funds of using particular brokers or dealers. It is possible that certain of the services received by the Sub-Advisor attributable to a particular transaction will primarily benefit one or more other accounts for which investment discretion is exercised by the Sub-Advisor.

The fees of the Sub-Advisor are not reduced by reason of their receipt of such brokerage and research services.
Generally, the Sub-Advisor does not provide any services to the Funds except portfolio investment management and related record-keeping services.

During the period October 2, 2000 (commencement of operations) to September 30, 2001 and for the fiscal year ended September 30, 2002, the Growth Fund paid brokerage commissions of $19,842 and $17,543, respectively. During the period February 28, 2001 (commencement of operations) to September 30, 2001 and for the fiscal year ended September 30, 2002, the Small Company Value Fund paid brokerage commissions of $22,254 and $66,368, respectively.

         PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASING SHARES
-----------------
Investors may open accounts with the Funds through their financial planners or investment professionals, or by the Trust in limited circumstances as described in the Prospectus.
Shares may also be purchased through bank trust departments on behalf of their clients, other investors such as corporations, endowment funds and charitable foundations, and tax-exempt employee welfare, pension and profit-sharing plans. There are no charges by the Trust for being a customer for this purpose. The Trust reserves the right to determine which customers and which purchase orders the Trust will accept.

Certain investors may purchase or sell Fund shares through broker-dealers or through other processing organizations that may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. The Funds may from time to time make payments to such broker-dealers or processing organizations for certain record-keeping services. Investors who do not wish to receive the services of a broker-dealer or processing organization may consider investing directly with the Trust. Shares held through a broker-dealer or processing organization may be transferred into the investor's name by contacting the broker-dealer or processing organization or the Transfer Agent. Certain processing organizations may receive compensation from the Distributor, the Investment Manager and/or the Sub-Advisor.

Purchase orders received by the Funds before the close of business of the New York Stock Exchange (usually 4:00 p.m. New York Time), c/o Boston Financial Data Services, Inc. at the address listed in the Prospectus on any Business Day will receive the net asset value computed that day. Orders received after that time from certain processing organizations, which have entered into special arrangements with the Investment Manager will also receive that day's offering price. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Trust. Orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent.

Federal Funds or Bank Wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations which have entered into special arrangements with the Trust. Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. Dollars on a U.S. bank.

To ensure that checks are collected by the Trust, if shares purchased by check are sold before the check has cleared, the redemption proceeds will not be processed until the check has cleared. This may take up to 15 days unless arrangements are made with the Investment Manager. However, during this 15-day period, such shareholder may exchange such shares into any series of Managers AMG Funds, The Managers Funds, Managers Trust I or Managers Trust II, subject to applicable Fund minimums. The 15-day holding period for redemption proceeds would still apply to shares received through such exchanges.

If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, the Funds can redeem shares from any identically registered account in the Funds as reimbursement for any loss incurred. The Trust has the right to prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares. Third party checks which are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to the Trust or the Custodian will be accepted.

In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder's account on the Trust's books maintained by the Transfer Agent.

REDEEMING SHARES
----------------
Any redemption orders received by the Trust before the close of regular trading on the New York Stock Exchange
(usually 4:00 p.m. New York Time) on any Business Day will receive the net asset value determined at the close of trading on that Business Day.

Redemption orders received after 4:00 p.m. New York Time will be redeemed at the net asset value determined at the close of trading on the next Business Day. Redemption orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent.
If you are trading through a broker-dealer or investment advisor, such investment professional is responsible for promptly transmitting orders. There is no redemption charge. Each Fund reserves the right to redeem shareholder accounts (after 60 days notice) when the value of the Fund's shares in the account falls below $25,000 due to redemptions. Whether the Funds will exercise their right to redeem shareholder accounts will be determined by the Investment Manager on a case-by-case basis.

If a Fund determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Fund, in lieu of cash, in conformity with the applicable rule of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets to cash. The method of valuing portfolio securities is described under the "Net Asset Value," and such valuation will be made as of the same time the redemption price is determined.

Investors should be aware that redemptions from the Funds may not be processed if a redemption request is not submitted in proper form. To be in proper form, the request must include the shareholder's taxpayer identification number, account number, Fund number and signatures of all account holders. All redemptions will be mailed to the address of record on the shareholder's account. In addition, if shares purchased by check are sold before the check has cleared, the redemption proceeds will not be sent to the shareholder until the check has cleared. This may take up to 15 days unless arrangements are made with the Investment Manager. The Trust reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption beyond seven days as follows:
(i) during periods when the NYSE is closed for other than weekends or holidays or when trading on the NYSE is restricted as determined by the SEC, by rule or regulation, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Funds of, or evaluation of the net asset value of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

EXCHANGE OF SHARES
------------------
An investor may exchange shares from the Funds into shares of any series of Managers AMG Funds, The Managers Funds, Managers Trust I or Managers Trust II . Since an exchange is the sale of shares of the fund exchanged out of and the purchase of shares of the fund exchanged into, the usual purchase and redemption procedures, requirements and restrictions apply to each exchange. Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number. In addition, an investor who intends to continue to maintain an account in a Fund may make an exchange out of that Fund only if following the exchange the investor would continue to meet the Fund's minimum investment amount. Settlement on the purchase of shares of any series of Managers AMG Funds, The Managers Funds, Managers Trust I or Managers Trust II will occur when the proceeds from the redemption become available.
Shareholders are subject to federal income tax and may recognize capital gains or losses on the exchange for federal income tax purposes. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

NET ASSET VALUE
---------------
The Funds compute their net asset value once daily on Monday through Friday on each day on which the NYSE is open for trading, at the close of business of the NYSE, usually 4:00 p.m. New York Time. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving

Day and Christmas Day. The Funds may close for purchases and redemptions at such other times as may be determined by the Trustees to the extent permitted by applicable law. The time at which orders are accepted and shares are redeemed may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. New York Time.

The net asset value per share of a Fund is equal to the Fund's net worth (assets minus liabilities) divided by the number of shares outstanding. Fund securities listed on an exchange are valued at the last quoted sale price on the exchange where such securities are primarily traded on the valuation date, prior to the close of trading on the NYSE, or, lacking any sales, at the last quoted bid price on such principal exchange prior to the close of trading on the NYSE. Over-the-counter securities are valued at the Nasdaq Official Closing Price if one is available. Otherwise, over-the-counter securities are generally valued on the basis of the last quoted bid price. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Trustees.

DIVIDENDS AND DISTRIBUTIONS
---------------------------
The Funds declare and pay dividends and distributions as described in the Prospectus. If a shareholder has elected to receive dividends and/or their distributions in cash and the postal or other delivery service is unable to deliver the checks to the shareholder's address of record, the dividends and/or distribution will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

DISTRIBUTION PLAN
-----------------
The Trust has adopted a "Plan of Distribution Pursuant to Rule 12b-1" (the "Distribution Plan"). Under the Distribution Plan, the Trust may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of shares, including, but not limited to, (1) making payments to underwriters, securities dealers and others engaged in the sale of shares, including payments to the Distributor to compensate or reimburse other persons for engaging in such activities and
(2) paying expenses or providing reimbursement of expenditures incurred by the Distributor or other persons in connection with the offer or sale of shares, including expenses relating to the formulation and implementation of marketing strategies and promotional activities such as direct mail promotions and television, radio, newspaper, magazine and other mass media advertising, the preparation, printing and distribution of sales literature and reports for recipients other than existing shareholders of the Trust, and obtaining such information, analyses and reports with respect to marketing and promotional activities and investor accounts as the Trust may, from time to time, deem advisable. The Trust and the Funds are authorized to engage in the activities listed above, and in other activities primarily intended to result in the sale of shares, either directly or through other persons with which the Trust has entered into agreements pursuant to the Distribution Plan. Under the Distribution Plan, the Board of Trustees has authorized payments to Managers Distributors, Inc. equal to 0.25% of the daily net assets on an annual basis of each Fund.

                    CERTAIN TAX MATTERS

The following summary of certain federal tax income considerations is based on current law, is for general information only and is not tax advice. This discussion does not address all aspects of taxation that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, financial institutions or brokerage dealers, foreign corporations, and persons who are not citizens or residents of the United States) subject to special treatment under the federal income tax laws.

EACH SHAREHOLDER IS ADVISED TO CONSULT HIS OR HER OWN TAX
ADVISOR WITH RESPECT TO THE SPECIFIC TAX CONSEQUENCES OF AN
INVESTMENT IN THE FUND, INCLUDING THE EFFECT AND APPLICABILITY OF
STATE, LOCAL, FOREIGN, AND OTHER TAX LAWS AND THE POSSIBLE
EFFECTS OF CHANGES IN FEDERAL OR OTHER TAX LAWS.  THIS DISCUSSION
IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.

FEDERAL INCOME TAXATION OF FUNDS-IN GENERAL
-------------------------------------------
Each Fund intends to qualify and elect to be treated each taxable year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), although it cannot give complete assurance that it will qualify to do so. Accordingly, the Fund must, among other things, (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); and (b) satisfy certain diversification requirements on a quarterly basis.

If the Fund should fail to qualify as a regulated investment company in any year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders as ordinary income to the extent of the Fund's current or accumulated earnings and profits. Also, the shareholders, if they received a distribution in excess of current or accumulated earnings and profits, would receive a return of capital that would reduce the basis of their shares of the Fund to the extent thereof. Any distribution in excess of a shareholder's basis in the shareholder's shares would be taxable as gain realized from the sale of such shares.

The Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year the Fund must distribute an amount equal to at least 98% of the sum of its ordinary income (excluding tax-exempt interest income and not taking into account any capital gains or losses) for the calendar year, and its net capital gain net income for the 12-month period ending on October 31, in addition to any undistributed portion of the respective balances from the prior year. For that purpose, any income or gain retained by the Fund that is subject to corporate tax will be considered to have been distributed by year end. The Fund intends to make sufficient distributions to avoid this 4% excise tax.

TAXATION OF THE FUND'S INVESTMENTS
----------------------------------
ORIGINAL ISSUE DISCOUNT; MARKET DISCOUNT. For federal income tax purposes, debt securities purchased by the Fund may be treated as having original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as income earned by the Fund, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Under Section 1286 of the Code, an investment in a stripped bond or stripped coupon may result in original issue discount.

Debt securities may be purchased by the Fund at a discount that exceeds the original issue discount plus previously accrued original issue discount remaining on the securities, if any, at the time the Fund purchases the securities. This additional discount represents market discount for federal income tax purposes. In the case of any debt security issued after July 18, 1984 and to obligations issued on or before July 18, 1984 that were purchased after April 30, 1993, having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless the Fund elect to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis. The Fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred or continued to purchase or carry any debt security having market discount, unless the Fund makes the election to include market discount currently. Because the Fund must include original issue discount in income, it will be more difficult for the Fund to make the distributions required for the Fund to maintain its status as a regulated investment company under Subchapter M of the Code or to avoid the 4% excise tax described above.

OPTIONS AND FUTURES TRANSACTIONS. Certain of the Fund's investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in the Fund's income for purposes of the 90% test, and require inclusion of unrealized gains in the Fund's income for purposes of the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses; and (iii) characterize both realized and unrealized gain or loss as short-term and long-term gain, irrespective of the holding period of the investment. Such provisions generally apply to, among other investments, options on debt securities, indices on securities and futures contracts. The Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent disqualification of the Fund as a regulated investment company.

HEDGING TRANSACTIONS. The Fund may engage in various hedging transactions. Under various provisions of the Code, the result of such investments and transactions may be to change the character of recognized gains and losses, accelerate the recognition of certain gains and losses, and defer the recognition of certain losses. For example, the tax treatment of futures contracts entered into by a Fund as well as listed non-equity options written or purchased by a Fund on U.S. exchanges (including options on debt securities and options on futures contracts) will be governed by section 1256 of the Code. Absent a tax election for "mixed straddles" (described below), each such position held by a Fund on the last business day of each taxable year will be marked to market (i.e., treated as if it were closed out), and all resulting gain or loss will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, with subsequent adjustments made to any gain or loss realized upon an actual disposition of such positions (currently, the 60% long-term portion will be treated as if held for more than 12 months). When a Fund holds an option or contract governed by section 1256 which substantially diminishes the Fund's risk of loss with respect to another position of its Portfolio not governed by section 1256 (as might occur in some hedging transactions), that combination of positions generally will be a "mixed straddle" that is subject to the straddles rules of section 1092 of the Code. The application of section 1092 might result in deferral of losses, adjustments in the holding periods of a Fund's securities and conversion of short-term capital losses into long-term capital losses. A Fund may make certain tax elections for its "mixed straddles" that could alter certain effects of section 1256 or section 1092.

TAX IMPLICATIONS OF CERTAIN INVESTMENTS. Certain of the
Fund's investments, including investments in stripped securities, will create taxable income in excess of the cash they generate. In such cases, the Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. The character of the Fund's taxable income will, in most cases, be determined on the basis of reports made to the Fund by the issuers of the securities in which they invest. The tax treatment of certain securities in which the Fund may invest is not free from doubt and it is possible that an IRS examination of the issuers of such securities could result in adjustments to the income of the Fund. The foregoing discussion is a general summary of certain of the current federal income tax laws regarding the Fund and investors in the shares.

FEDERAL INCOME TAXATION OF SHAREHOLDERS
---------------------------------------
Ordinary income distributions, and distributions of net realized short-term capital gains by the Fund to shareholders who are liable for federal income taxes will be taxed as ordinary income to such shareholders. Distributions of net capital gains will be taxed as long-term capital gains regardless of how long such shareholders have held shares of the Fund. These provisions apply whether the dividends and distributions are received in cash or reinvested in additional shares. Any loss realized upon the redemption of shares within 6 months from the date of their purchase will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains during such 6-month period. Losses incurred on the sale of shares of the Fund may be required to be deferred in the event the shareholder acquired other Fund shares within 30 days prior to the sale of the loss shares or 30 days after such sale.

Special rules for the taxation of capital gains on
qualified 5-year property were enacted by the Taxpayer Relief Act of 1997 to take effect in January 2001. In summary, for individuals and trusts in the 10% and 15% ordinary income tax rate brackets, a new tax rate of 8% (instead of 10%) will apply to long-term capital gains from the sale of assets (including
mutual funds) held more than 5 years.   For individuals and
trusts in higher tax brackets, the top rate on such gains drops from 20% to 18%. The date that the 5-year holding period starts, however, is different for the two groups. For those in the 10% and 15% brackets, the asset may be acquired at any time, but for others the asset must have been acquired after December 31, 2000.

Dividends paid by the Fund may be eligible for the 70% dividends-received deduction for corporations. The percentage of a Fund's dividends eligible for such tax treatment may be less than 100% to the extent that less than 100% of the Fund's gross income may be from qualifying dividends of domestic corporations. Any dividend declared in October, November or December and made payable to shareholders of record in any such month is treated as received by such shareholder on December 31, provided that the Fund pays the dividend during January of the following calendar year.

Distributions by the Fund can result in a reduction in the fair market value of such Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a taxable distribution will then receive a return of investment upon distribution which will nevertheless be taxable to them.

FOREIGN SHAREHOLDERS
--------------------
Dividends of net investment income and distributions of net realized short-term gain in excess of net long-term loss to a shareholder who is a nonresident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions treated as long-term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

In the case of a foreign shareholder who is a nonresident alien individual or foreign entity, the Fund may be required to withhold U.S. federal income tax as "backup withholding" at the rate of 30% for 2002 and 2003 from distributions treated as long-term capital gains and from the proceeds of redemptions, exchanges or other dispositions of that Fund's shares unless IRS Form W8-BEN or W8-IMY as appropriate is provided. Transfers by gift of shares of the Fund by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax, but the value of shares of the Fund held by such shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.

FOREIGN TAXES
-------------
The Fund may be subject to a tax on dividend or interest income received from securities of a non-U.S. issuer withheld by a foreign country at the source. The U.S. has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries is not known. If more than 50% of such a Fund's total assets at the close of a taxable year consists of stocks or securities in foreign corporations, and the Fund satisfies the holding period requirements, the Fund may elect to pass through to its shareholders the foreign income taxes paid thereby. In such case, the shareholders would be treated as receiving, in addition to the distributions actually received by the shareholders, their proportionate share of foreign income taxes paid by the Fund, and will be treated as having paid such foreign taxes. The shareholders will be entitled to deduct or, subject to certain limitations, claim a foreign tax credit with respect to such foreign income taxes. A foreign tax credit will be allowed for shareholders who hold the Fund for at least 16 days during the 30-day period beginning on the date that is 15 days before the ex-dividend date. Shareholders who have been passed through foreign tax credits of no more than $300 ($600 in the case of married couples filing jointly) during a tax year can elect to claim the foreign tax credit for these amounts directly on their federal income tax returns (IRS Forms 1040) without having to file a separate Form 1116.

TAX-EXEMPT INVESTORS
--------------------
If a shareholder that is a benefit plan investor (e.g., an individual retirement account, pension plan, 401(k) plan, or Keogh plan) or charitable organization (a "Tax-Exempt Investor") incurs debt to finance the acquisition of its shares, a portion of the income received by the Tax-Exempt Investor with respect to its shares would constitute unrelated business taxable income ("UBTI"). In that case, the UBTI portion of the Tax-Exempt Investor's income from its investment in the Fund for the year would equal the total income from its investment in the Fund recognized by the Tax-Exempt Investor in that year multiplied by the ratio of the Tax-Exempt Investor's average acquisition debt balance to the average tax basis of its shares for the year. A Tax-Exempt Investor is generally subject to federal income tax to the extent that its UBTI for a taxable year exceeds its annual $1,000 exclusion.

STATE AND LOCAL TAXES
---------------------
The Fund may also be subject to state and/or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult with their own tax advisers concerning the foregoing state and local tax consequences of investing in the Fund.

OTHER TAXATION
--------------
The Fund is a series of a Massachusetts business trust.
Under current law, neither the Trust nor the Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

Shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.

                       PERFORMANCE DATA
                       ----------------

From time to time, the Funds may quote performance in terms of yield, actual distributions, total return or capital appreciation in reports, sales literature, and advertisements published by the Funds. Current performance information for each of the Funds may be obtained by calling the number provided on the cover page of this Statement of Additional Information and in each Fund's current Prospectus.

For the Growth Fund, the following tables for the Growth
Fund include, for periods prior to the Growth Fund's inception on October 2, 2000, the year-by-year total return of Frontier Growth Fund, L.P., the predecessor to the Growth Fund. The tables illustrate how the performance of the Growth Fund and its predecessor have varied over the past ten years, assuming that all dividend and capital gain distributions have been reinvested. The predecessor fund began operations on March 7, 1988, and its objectives, policies, guidelines and restrictions were, in all material respects, the same as the Growth Fund's. The predecessor fund was not registered as a mutual fund and therefore was not subject to certain investment restrictions that are imposed upon mutual funds. If the predecessor fund had been registered as a mutual fund, the predecessor fund's performance may have been adversely affected. Past performance does not guarantee future results.

AVERAGE ANNUAL TOTAL RETURN
---------------------------
The Funds may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods that the Funds has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                     P (1 + T) n = ERV

In the above formula, P = a hypothetical initial payment of
$1,000

T   = average annual total return
n   = number of years
ERV = ending redeemable value of the hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period

The formula assumes that any charges are deducted from the initial $1,000 payment and assumes that all dividends and distributions by the Funds are reinvested at the price stated in the current Prospectus on the reinvestment dates during the period.

The Average Annual Total Returns for the periods ended
September 30, 2002 were as follows:

FUND		1 YEAR	5 YEARS*   LIFE OF FUND**
-------------   ------- --------   --------------
Small Company
  Value Fund     0.13%     n/a         -3.17%

Growth Fund    -16.73%  -1.92%        -32.65%


* Reflects the performance of the Growth Fund's predecessor for periods prior to Growth Fund's inception on October 2, 2001.

** Performance shown for Small Company Value Fund is from inception on February 28, 2001. Performance for Growth Fund includes the performance of Growth Fund's predecessor for periods prior to Growth Fund's inception on October 2, 2001.

AFTER TAX AND CUMULATIVE RETURNS
--------------------------------
Average Annual Total Return (after taxes on distributions). Each Fund may also advertise average annual total return (after taxes on distributions) for 1-, 5-, and 10-year periods or for such lesser period as the Fund has been in existence. Average annual total return (after taxes on distributions) is determined by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending value, according to the following formula:

                     P(1+T)n = ATVD

In the above formula, P = a hypothetical initial payment of
$1,000

T       = average annual total return (after taxes on
          distributions)
n       = number of years
ATVD    = ending value of a hypothetical $1,000 payment made
          at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption

The calculation of average annual total return (after taxes on distributions) assumes that any charges are deducted from the initial $1,000 payment and that all distributions by each Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period. Taxes due on any distributions by each Fund are calculated by applying the tax rates discussed below to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution is as specified by each Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date, e.g. the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, such as tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law.

The tax rate used in calculating average annual return (after taxes on distributions) is the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short- term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The calculation disregards any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

The Average Annual Total Returns (after taxes on distributions) for the periods ended September 30, 2002 were as follows:

                                             10 YEARS OR
FUND                    1 YEAR    5 YEARS*   LIFE OF FUND**
---------------------   --------  ---------  --------------
Small Company
  Value Fund             -2.77%      n/a         -4.95%

Growth Fund             -16.73%      n/a        -32.67%

* Reflects the performance of the Growth Fund's predecessor for periods prior to Growth Fund's inception on October 2, 2001.

** Performance shown for Small Company Value Fund is from inception on February 28, 2001. Performance for Growth Fund includes the performance of Growth Fund's predecessor for periods prior to Growth Fund's inception on October 2, 2001.

Average Annual Total Return (after taxes on distributions and redemptions). Each Fund may also advertise average annual total return (after taxes on distributions and redemption) for 1-, 5-, and 10-year periods or for such lesser period as the Fund has been in existence. Average annual total return (after taxes on distributions and redemption) is determined by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending value, according to the following formula:

                         P(1+T)n = ATVDR

In the above formula, P = a hypothetical initial payment of
$1,000

T       =  average annual total return (after taxes on
           distributions and redemption)
n       =  number of years
ATVDR   =  ending value of a hypothetical $1,000 payment made
           at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption

The calculation of average annual total return (after taxes on distributions and redemption) assumes that any charges are deducted from the initial $1,000 payment and that all distributions by each Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period. Taxes due on any distributions by each Fund are calculated by applying the tax rates discussed below to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution is as specified by each Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date, e.g. the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, such as tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law.

The tax rate used in calculating average annual return (after taxes on distributions and redemption) is the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short- term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The calculation disregards any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

The ending value used in calculating average annual return (after taxes on distribution and redemption) is determined by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. Capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds. The basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distribution is separately tracked. The distribution net of taxes assumed paid from the distribution is included in determining the basis for a reinvested distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions.

The capital gain taxes (or the benefit resulting from tax losses) used in calculating average annual return (after taxes on distribution and redemption) are determined using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The calculation assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

The following table shows the average annual total returns
(after taxes on distributions and redemptions) for the periods ended September 30, 2002.

                                          10 YEARS OR
FUND                 1 YEAR   5 YEARS*    LIFE OF FUND**
----------------     -------  ---------   --------------
Small Company
  Value Fund          0.66%       n/a         -3.08%

Growth Fund         -10.27%       n/a        -24.96%

* Reflects the performance of the Growth Fund's predecessor for periods prior to Growth Fund's inception on October 2, 2001.
** Performance shown for Small Company Value Fund is from inception on February 28, 2001. Performance for Growth Fund includes the performance of Growth Fund's predecessor for periods prior to Growth Fund's inception on October 2, 2001.

Cumulative Total Return. Each Fund may also advertise cumulative total return (the actual change in value of an investment in the Fund assuming reinvestment of dividends and capital gains).

The following table shows the cumulative total returns for the periods ended September 30, 2002:

FUND                      ONE YEAR     SINCE INCEPTION
-----------------------   ---------    ---------------
Small Company Value Fund    0.13%          -4.98%
Growth Fund               -16.73%         384.49%

PERFORMANCE COMPARISONS
-----------------------
The Funds may compare their performance to the performance of other mutual funds having similar objectives. This comparison must be expressed as a ranking prepared by independent services or publications that monitor the performance of various mutual funds such as Lipper, Inc. ("Lipper") and Morningstar, Inc., ("Morningstar"). Lipper prepares the "Lipper Composite Index," a performance benchmark based upon the average performance of publicly offered stock funds, bond funds, and money market funds as reported by Lipper. Morningstar, a widely used independent research firm, also ranks mutual funds by overall performance, investment objectives and assets. The Funds' performance may also be compared to the performance of various unmanaged indices such as the Russell 2000 Value Index, Russell 3000 Index, Wilshire 5000 Equity Index, Russell 3000 Growth Index, Russell 1000 Growth Index, Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's 400 Composite Stock Price Index or the Dow Jones Industrial Average.

MASSACHUSETTS BUSINESS TRUST
----------------------------
The Funds are series of a "Massachusetts business trust."
A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability and are described below.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Declaration of Trust of the Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Funds and that every written agreement, obligation, instrument or undertaking made on behalf of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Funds. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Funds. The Trustees of the Trust intend to conduct the operations of the Trust in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Funds.

The Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee or agent of the Funds or to a shareholder, and that no Trustee, officer, employee or agent is liable to any third persons in connection with the affairs of the Funds, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the Funds for any satisfaction of claims arising in connection with the affairs of the Funds. With the exceptions stated, the Trust's Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Funds.

The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

DESCRIPTION OF SHARES
---------------------
The Trust is an open-end management investment company organized as a Massachusetts business trust in which the Funds represent separate series of shares of beneficial interest.
See "Massachusetts Business Trust" above.

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and to divide or combine the shares of any series, if applicable, without changing the proportionate beneficial interest of each shareholder in the Funds or assets of another series, if applicable. Each share of a Fund represents an equal proportional interest in the Fund with each other share. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. See "Massachusetts Business Trust" above. Shares of the Funds have no preemptive or conversion rights and are fully paid and nonassessable. The rights of redemption and exchange are described in the Prospectus and in this Statement of Additional Information.

The shareholders of the Trust are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of the Funds shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or by the Declaration of Trust of the Trust.

Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee from office. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the shares of the Trust. In addition, whenever ten or more shareholders of record who have been shareholders of record for at least six months prior to the date of the application, and who hold in the aggregate either shares of the Funds having a net asset value of at least $25,000 or at least 1% of the Trust's outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any of the Trustees and accompanies by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed shareholder communication and form of request. If the Trustees elect to follow the latter, the Trustees, upon the written request of such applicants accompanied by a tender of the material to be mailed and the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more objections or refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more objections, the SEC shall find, after notice and opportunity for a hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

The Trustees have authorized the issuance and sale to the public of shares of six series of the Trust. The Trustees may authorize the issuance of additional series of the Trust. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset value procedures. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of the additional series will approve the adoption of any management contract, distribution agreement and any changes in the investment policies of the Fund, to the extent required by the 1940 Act.

ADDITIONAL INFORMATION
----------------------
This Statement of Additional Information and the current Prospectus do not contain all of the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statements, including the Exhibits filed therewith, may be examined at the office of the SEC in Washington DC.

Statements contained in the Statement of Additional
Information and the current Prospectus concerning the contents or any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an Exhibit to the applicable Registration Statement. Each such statement is qualified in all respects by such reference.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the current Prospectus or this Statement of Additional Information, in connection with the offer of shares of the Funds and, if given or made, such other representations or information must not be relied upon as having been authorized by the Trust, the Funds or the Distributor. The current Prospectus and this Statement of Additional Information do not constitute an offer to sell or solicit an offer to buy any of the securities offered thereby in any jurisdiction to any person to whom it is unlawful for the Funds or the Distributor to make such offer in such jurisdictions.

                    FINANCIAL STATEMENTS
                    --------------------

The audited Financial Statements and the related Notes to the Financial Statements for the Funds, as well as the Report of Independent Accountants by PricewaterhouseCoopers LLP, are incorporated by reference to this Statement of Additional Information from their annual report filing made with the Securities and Exchange Commission pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder. The Financial Statements and reports are available without charge by calling Managers AMG Funds at (800) 835-3879 or by visiting our website at www.managersamg.com or on the SEC's website at www.sec.gov.

                        DATE OF ANNUAL REPORT; DATE OF
FUNDS                   FILING OF ANNUAL REPORT; ACCESSION NUMBER
--------------------    -----------------------------------------
Frontier Small Company
  Value Fund and
  Frontier Growth Fund  9/30/02; 11/26/2002; 0001089951-02-000046

=======================================================================
=======================================================================

                   MANAGERS AMG FUNDS
                  RORER LARGE-CAP FUND
                   RORER MID-CAP FUND
                  --------------------
         STATEMENT OF ADDITIONAL INFORMATION

                  DATED March 1, 2003
 	     As Supplemented December 12, 2003

You can obtain a free copy of the Prospectus of the Rorer
Large-Cap Fund (the "Large-Cap Fund") and the
Rorer Mid-Cap Fund (the "Mid-Cap Fund") (each a "Fund" and, collectively the "Funds") by calling (800) 835-
3879. The Prospectus provides the basic information about investing in the Funds.

This Statement of Additional Information is not a Prospectus. It contains additional information regarding the activities and operations of the Funds. It should be read in conjunction with the Funds' Prospectus.

The Financial Statements of the Funds, including the Report of Independent Accountants, for the fiscal year ended
October 31, 2002 are included in the Funds' Annual
Report for the fiscal year ended October 31, 2002 are incorporated into this Statement of Additional
Information by reference. The Annual Report is available without charge by calling Managers AMG Funds at (800) 635-3479.

                    TABLE OF CONTENTS
                    -----------------

                                                    PAGE
                                                    ----
GENERAL INFORMATION                                   1

ADDITIONAL INVESTMENT POLICIES                        1
 Investment Techniques and Associated Risks           1
 Diversification Requirements for the Funds           2
 Fundamental Investment Restrictions                  2
 Portfolio Turnover                                   4

BOARD OF TRUSTEES AND OFFICERS OF THE TRUST           4
 Trustees' Compensation                               8

CONTROL PERSONS AND PRINCIPAL HOLDERS
  OF SECURITIES                                       8
 Control Persons                                      8
 Management Ownership                                 9

MANAGEMENT OF THE FUND                                9
 Investment Manager and Sub-Advisor                   9
 Compensation of Investment Manager and
   Sub-Advisor by the Fund                           10
 Fee Waivers and Expense Limitations                 10
 Investment Management and Sub-Advisory Agreements   10
 Reimbursement Agreement                             12
 Code of Ethics                                      12
 Distribution Arrangements                           12
 Custodian                                           13
 Transfer Agent                                      13
 Independent Public Accountants                      13

BROKERAGE ALLOCATION AND OTHER PRACTICES             14

PURCHASE, REDEMPTION AND PRICING OF SHARES           14
 Purchasing Shares                                   14
 Redeeming Shares                                    15
 Exchange of Shares                                  16
 Net Asset Value                                     16
 Dividends and Distributions                         17
 Distribution Plan                                   17

CERTAIN TAX MATTERS                                  17
 Federal Income Taxation of Funds-in General         20
 Taxation of the Funds'                              20
 Federal Income Taxation of Shareholders             20
 Foreign Shareholders                                20
 State and Local Taxes                               20
 Other Taxation                                      20

PERFORMANCE DATA                                     21
 Total Return                                        21
 Performance Comparisons                             23
 Massachusetts Business Trust                        23
 Description of Shares                               24
 Additional Information                              25

                             (i)

                    GENERAL INFORMATION
                    -------------------

This Statement of Additional Information relates only to the Rorer Large-Cap Fund and the Rorer Mid-Cap
Fund. Each Fund is a series of shares of beneficial interest of Managers AMG Funds, a no-load mutual fund family, formed as a Massachusetts business trust (the
"Trust"). The Trust was organized on June 18, 1999.

This Statement of Additional Information describes the financial history, management and operation of the Funds, as well as each Fund's investment objectives and policies. It should be read in conjunction with each Fund's current Prospectus. The Trust's executive office is located at 40 Richards Avenue, Norwalk, CT 06854.
The Managers Funds LLC, a subsidiary of Affiliated Managers
Group, Inc., serves as investment manager to the Funds and is responsible for the overall administration of the Funds. See "Management of the Funds."

ADDITIONAL INVESTMENT POLICIES
------------------------------
The following is additional information regarding the investment policies used by each Fund in an attempt to achieve its investment objective as stated in its Prospectus. Both Funds are diversified, open-end management investment companies.

LARGE-CAP FUND - LARGE-CAPITALIZATION COMPANIES
-----------------------------------------------
Under normal circumstances, the Large-Cap Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in companies that, at the time of the Fund's purchase, have market capitalizations of at least $7 billion. This policy may not be changed without providing shareholders 60 days notice.

MID-CAP FUND - MID-CAPITALIZATION COMPANIES
-------------------------------------------
Under normal circumstances, the Mid-Cap Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in companies that, at the time of the Fund's purchase, have market capitalizations between $1 billion and the upper limit of the S&P 400 MidCap Index. This policy may not be changed without providing shareholders 60 days notice.

INVESTMENT TECHNIQUES AND ASSOCIATED RISKS
------------------------------------------
The following are descriptions of the types of securities that may be purchased by the Funds. Also see
"Quality and Diversification Requirements of the Funds."

(1) COMMON STOCKS. The Funds may invest in common stocks.
Common stocks are securities that represent a unit of ownership in a corporation. The Funds' transactions in common stock represent "long" transactions where the Funds own the securities being sold, or will own the securities being purchased.

(2) CASH EQUIVALENTS. The Funds may invest in cash equivalents. Cash equivalents include certificates of deposit, bankers acceptances, commercial paper, short-term corporate debt securities and repurchase agreements.

Bankers Acceptances. The Funds may invest in bankers acceptances. Bankers acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. These instruments become "accepted" when a bank guarantees their payment upon maturity.

Eurodollar bankers acceptances are bankers acceptances denominated in U.S. Dollars and are "accepted" by foreign branches of major U.S. commercial banks.

Certificates of Deposit. The Funds may invest in certificates of deposit. Certificates of deposit are issues against money deposited into a bank (including eligible foreign branches of U.S. banks) for a definite period of time. They earn a specified rate of return and are normally negotiable.

Commercial Paper. The Funds may invest in commercial paper.
Commercial Paper refers to promissory notes that represent an unsecured debt of a corporation or finance company. They have a maturity of less than nine months. Eurodollar commercial paper refers to promissory notes payable in U.S.
dollars by European issuers.

Repurchase Agreements. The Funds may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines which have been approved by the Board of Trustees. In a repurchase agreement, a Fund buys a security from a bank or a broker-dealer that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is the purchase price plus a mutually agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements will be short, and at no time will the Funds enter into repurchase agreements for more than seven days.

Repurchase agreements could have certain risks that may adversely affect the Funds. If a seller defaults, a Fund may incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to a seller of the security, realization of disposition of the collateral by a Fund may be delayed or limited.

(3) REVERSE REPURCHASE AGREEMENTS. The Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price.
The price reflects the interest rates in effect for the term of the agreement. For the purposes of the Investment
Company Act of 1940, as amended (the "1940 Act"), a reverse repurchase agreement is also considered as the borrowing of money by a Fund and, therefore, a form of leverage which may cause any gains or losses for the Fund to become magnified.

The Funds will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Funds will enter into reverse repurchase agreements only when the interest income to be earned from the investment of the proceeds is more than the interest expense of the transaction. The Funds will not invest the proceeds of a reverse repurchase agreement for a period that is longer than the reverse repurchase agreement itself. The Funds will establish and maintain a separate account with the Custodian that contains a segregated portfolio of securities in an amount which is at least equal to the amount of its purchase obligations under the reverse repurchase agreement.

(4) SECURITIES LENDING. The Funds may lend their portfolio securities in order to realize additional income. This lending is subject to each Fund's investment policies and restrictions. Any loan of portfolio securities must be secured at all times by collateral that is equal to or greater than the value of the loan. If a borrower defaults, a Fund may use the collateral to satisfy the loan. When cash is received as collateral, a Fund will invest the cash in a variety of money market and other short-term instruments and earn income on such investments. However, the Fund will also bear the risk of any loss on such investments.

DIVERSIFICATION REQUIREMENTS FOR THE FUNDS
------------------------------------------
Each Fund intends to meet the diversification requirements of the 1940 Act as currently in effect.

FUNDAMENTAL INVESTMENT RESTRICTIONS
-----------------------------------
The following investment restrictions have been adopted by the Trust with respect to the Funds. Except as otherwise stated, these investment restrictions are "fundamental" policies. A "fundamental" policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a "majority of the outstanding voting securities" of the relevant Fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a)
67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

Each Fund may not:

(1) Issue senior securities. For purposes of this restriction, borrowing money, making loans, the issuance of shares of beneficial interest in multiple classes or series, the deferral of Trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies, are not deemed to be senior securities.

(2) Borrow money, except (i) in amounts not to exceed 33
1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value from banks or through reverse repurchase agreements or forward roll transactions, (ii) up to an additional 5% of its total assets for temporary purposes, (iii) in connection with short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. For purposes of this investment restriction, investments in short sales, roll transactions, futures contracts, options on futures contracts, securities or indices and forward commitments, entered into in accordance with the Fund's investment policies, shall not constitute borrowing.

(3) Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the Securities Act of 1933.

(4) Purchase or sell real estate, except that the Fund may
(i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

(5) Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

(6) Make loans, except that the Fund may (i) lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) lend portfolio securities and participate in an interfund lending program with other series of the Trust provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

(7) With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

(8) Invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry
(excluding the U.S. Government or its agencies or instrumentalities).

If any percentage restriction described above for the Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund's assets will not constitute a violation of the restriction.

Unless otherwise provided, for purposes of investment restriction (8) above, the term "industry" shall be defined by reference to the SEC Industry Codes set forth in the Directory of Companies Required to File Annual
Reports with the Securities and Exchange Commission
("SEC").

PORTFOLIO TURNOVER
------------------
Generally, the Funds purchase securities for investment purposes and not for short-term trading profits.
However, the Funds may sell securities without regard to the length of time that the security is held in the portfolio if such sale is consistent with the relevant
Fund's investment objectives. A higher degree of portfolio activity may increase brokerage costs to the Funds.

The portfolio turnover rate is computed by dividing the dollar amount of the securities which are purchased or sold (whichever amount is smaller) by the average value of the securities owned during the year. Short-term investments such as commercial paper, short-term U.S.
Government securities and variable rate securities (those securities with intervals of less than one-year) are not considered when computing the portfolio turnover rate.

For the period December 19, 2001 (commencement of operations) through October 31, 2002, the portfolio turnover rate for the Large-Cap Fund was 36%. For the period December 19, 2001 (commencement of operations) through October 31, 2002, the portfolio turnover rate for the Mid-Cap Fund was 58%.

     BOARD OF TRUSTEES AND OFFICERS OF THE TRUST
     -------------------------------------------

The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and dates of birth are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Fund. The Trustees are experienced executives who meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund's performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 40 Richards
Avenue, Norwalk, Connecticut 06854.

The Trustees hold office without limit in time except that
(a) any Trustee may resign or retire; (b) any Trustee may be removed with or without cause by two-thirds of the remaining Trustees; and (c) any Trustee may be removed by action of two-thirds of the outstanding shares of the Trust.

The President, Treasurer and Secretary of the Trust are elected annually by the Trustees and hold office until the next annual election of officers and until their respective successors are chosen and qualified.

INDEPENDENT TRUSTEES
--------------------
The following Trustees are not "interested persons" of the Trust within the meaning of the 1940 Act:

                   POSITION(S) HELD                            NUMBER OF FUNDS OTHER
                   WITH FUND AND       PRINCIPAL               IN FUND COMPLEX DIRECTORSHIPS
NAME AND DATE OF   LENGTH OF TIME      OCCUPATIONS DURING      OVERSEEN BY     HELD BY TRUSTEE
BIRTH              SERVED              PAST 5 YEARS            TRUSTEE*
----------------   ------------------  -------------------     --------------- ---------------
Jack W. Aber       Trustee since 1999  Professor of Finance,          22       Director of
DOB: 9/9/37                            Boston University School                Appleton
                                       of Management (1972-                    Growth Fund
                                       Present)                                (1 portfolio)

                                                                               Director of Third
                                                                               Avenue Trust
                                                                               (4 portfolios)

William E.         Trustee since 1999  President and Owner,           22       Director of Third
Chapman, II                            Longboat Retirement                     Avenue Trust
DOB: 9/23/41                           Planning Solutions (1998-               (4 portfolios)
                                       Present); Hewitt
                                       Associates, LLC (part time)
                                       (provider of Retirement and
                                       Investment Education
                                       Seminars); President,
                                       Retirement Plans Group,
                                       Kemper Funds (1990-1998)


                   POSITION(S) HELD                            NUMBER OF FUNDS OTHER
                   WITH FUND AND       PRINCIPAL               IN FUND COMPLEX DIRECTORSHIPS
NAME AND DATE OF   LENGTH OF TIME      OCCUPATIONS DURING      OVERSEEN BY     HELD BY TRUSTEE
BIRTH              SERVED              PAST 5 YEARS            TRUSTEE*
----------------   ------------------  -------------------     --------------- ---------------
Edward J. Kaier    Trustee since 1999  Partner, Hepburn Willcox       22       Director of Third
DOB: 9/23/45                           Hamilton & Putnam (1977-                Avenue Trust
                                       Present)                                (4 portfolios)


Eric Rakowski      Trustee since 1999  Professor, University of       22       Director of Third
DOB: 6/5/58                            California at Berkeley                  Avenue Trust
                                       School of Law (1990-                    (4 portfolios)
                                       Present); Visiting                      Director of Third
                                       Professor, Harvard Law                  Avenue Variable Series
                                       School (1998-1999)                      Trust (1 portfolio)


* The fund complex consists of Managers AMG Funds, The
Managers Funds, Managers Trust I and Managers Trust II.


INTERESTED TRUSTEES (1)
-----------------------

The following Trustees are "interested persons" of the Trust within the meaning of the 1940 Act:

                   POSITION(S) HELD                            NUMBER OF FUNDS OTHER
                   WITH FUND AND       PRINCIPAL               IN FUND COMPLEX DIRECTORSHIPS
NAME AND DATE OF   LENGTH OF TIME      OCCUPATIONS DURING      OVERSEEN BY     HELD BY TRUSTEE/
BIRTH              SERVED              PAST 5 YEARS            TRUSTEE*        OFFICER
----------------   ------------------  -------------------     --------------- ---------------
Sean M. Healey     Trustee since 1999  President and Chief            22            None
DOB: 5/9/61                            Operating Officer,
                                       Affiliated Managers
                                       Group, Inc. (1999-Present);
                                       Director, Affiliated Managers
                                       Group, Inc. (2001-Present);
                                       Executive Vice President,
                                       Affiliated Managers Group,
                                       Inc. (1995-1999); Vice
                                       President, Goldman, Sachs &
                                       Company (1987-1995)

Peter M. Lebovitz  Trustee since 2002  President and Chief Executive  22            None
DOB: 1/18/55       President since     Officer, The Managers Funds
                   1999                LLC (1999-Present);
                                       President, Managers
                                       Distributors, Inc. (2000-
                                       Present); Director of
                                       Marketing, The Managers
                                       Funds, LP (1994-1999);
                                       Director of Marketing,
                                       Hyperion Capital
                                       Management, Inc. (1993-
                                       1994); Senior Vice President,
                                       Greenwich Asset Mgmt., Inc.
                                       (1989-1993)


(1) Mr. Healey is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with, and interest in securities of, Affiliated Managers
Group, Inc. Mr. Lebovitz is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with The Managers Funds LLC and Managers
Distributors, Inc.

* The fund complex consists of Managers AMG Funds, The Managers
Funds, Managers Trust I and Managers Trust II.

OFFICERS
--------

NAME AND DATE             POSITION(S) HELD WITH FUND       PRINCIPAL OCCUPATIONS DURING
OF BIRTH                  AND LENGTH OF TIME SERVED        PAST 5 YEARS
---------------------     ----------------------------     ----------------------------
John Kingston, III        Secretary since 1999             Senior Vice President and General
DOB: 10/23/65                                              Counsel, (2002-Present), Affiliated
                                                           Managers Group, Inc.; Executive
                                                           Vice President and Associate
                                                           General Counsel, Affiliated Managers
                                                           Group, Inc. (1999-2002); Director
                                                           and Secretary, Managers Distributors,
                                                           Inc. (2000-Present); General Counsel,
                                                           Morgan Stanley Dean Witter Investment
                                                           Management, Inc. (1998-1999);
                                                           Associate, Ropes and Gray (1994-1998)

Donald S. Rumery          Treasurer since 1999             Director, Finance and Planning, The
DOB: 5/29/58                                               Managers Funds LLC, (1994-Present);
                                                           Treasurer and Chief Financial Officer,
                                                           Managers Distributors, Inc.
                                                           (2000-Present); Treasurer & Secretary,
                                                           The Managers Funds; Secretary and
                                                           Treasurer of Managers Trust I and
                                                           Treasurer of Managers AMG Funds

Galan G. Daukas           Chief Financial Officer          Chief Operating Officer, The Managers
DOB: 10/24/63               since 2002                     Funds LLC, Managers Trust I and Managers
                                                           Trust II (2002-Present); Chief
                                                           Operating Officer and Chairman of the
                                                           Management Committee, Harbor Capital
                                                           Management Co., Inc. (2000-2002);
                                                           Chief Operating Officer, Fleet
                                                           Investment Advisors (1992-2000)

TRUSTEE SHARE OWNERSHIP
-----------------------

                                                         AGGREGATE DOLLAR RANGE OF EQUITY
                                                         SECURITIES IN ALL REGISTERED INVESTMENT
                                                         COMPANIES OVERSEEN BY TRUSTEE IN
                           DOLLAR RANGE OF EQUITY        FAMILY OF INVESTMENT COMPANIES*
                           SECURITIES IN THE FUNDS       BENEFICIALLY OWNED AS OF DECEMBER
                           BENEFICIALLY OWNED AS OF      31, 2002
                           DECEMBER 31, 2002
INDEPENDENT TRUSTEES:
---------------------      -------------------------     --------------------------------------
Jack W. Aber                        None                           $10,001 to $50,000
William E. Chapman II          $10,001 to $50,000                    Over $100,000
Edward J. Kaier                     None                             Over $100,000
Eric Rakowski                       None                           $50,001 to $100,000

INTERESTED TRUSTEES:
-------------------
Sean M. Healy                       None                           $50,001 to $100,000
Peter M. Lebovitz                   None                             Over $100,000


* The Managers Funds family of funds consists of Managers
AMG Funds, The Managers Funds, Managers Trust I and
Managers Trust II.

AUDIT COMMITTEE
---------------
The Board of Trustees has an Audit Committee consisting of the Independent Trustees. Under the terms of its charter, the Committee (a) acts for the Trustees in overseeing the Trust's financial reporting and auditing processes, (b) reviews and assesses the performance of the Trust's independent public accountants, (c) makes recommendations to the full board annually as to the appointment of independent public accountants, (d) meets periodically with the independent accountants to review the annual audits and the services provided by the independent public accountants and (e) reviews and reports to the full Board with respect to any material accounting, tax, valuation or record keeping issues that may affect the Trust, its financial statements or the amount of any dividend or distribution right, among other matters. The Audit Committee met twice during the most recent fiscal year.

TRUSTEES' COMPENSATION
----------------------

COMPENSATION TABLE:

                             Aggregate               Total Compensation
Name of                      Compensation from the   from the Fund Complex
Trustee                      Funds (a)               Paid to Trustees (b)
------------------------     ---------------------   ---------------------
Independent Trustees:
---------------------
Jack W. Aber                         $62                    $31,500
William E. Chapman, II               $62                    $31,500
Edward J. Kaier                      $62                    $31,500
Eric Rakowski                        $62                    $31,000

Interested Trustees:
--------------------
Peter M. Lebovitz                   None                      None
Sean M. Healey                      None                      None


(a) Compensation is calculated for the Funds' fiscal year ended October 31, 2002. The Funds do not provide any pension or retirement benefits for the Trustees.

(b) Total compensation includes compensation to be paid during the 12-month period ending October 31, 2002 for services as Trustees of Managers AMG Funds, The
    Managers Funds, Managers Trust I and Managers
    Trust II.

     CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
     ---------------------------------------------------

CONTROL PERSONS
---------------
As of January 31, 2003, Bear Stearns Securities Corp., a corporation organized under the laws of Delaware and located at 1 Metrotech Center North, Brooklyn, NY,
"controlled" (within the meaning of the 1940 Act) the Large-Cap Fund. Rorer Asset Management LLC, a limited liability company organized under the laws of Delaware and located at One Liberty Place, Suite 5100, Philadelphia
PA, "controlled" (within the meaning of the 1940 Act) the Mid-Cap Fund. Affiliated Managers Group, Inc. ("AMG") indirectly owns a majority interest in Rorer. An entity or person which "controls" a particular Fund could have effective voting control over that Fund.

PRINCIPAL HOLDERS
-----------------
As of January 31, 2003, the following persons or entities owned of record more than 5% of the outstanding shares of the Large-Cap Fund:

NAME AND ADDRESS                         PERCENTAGE OWNERSHIP
------------------------------           --------------------
Bear Stearns Securities Corp.(1)                  40%
1 Metrotech Center North
Brooklyn, NY 11201-3870

Rorer Asset Management LLC (2)                    20%
One Liberty Place, Suite 5100
Philadelphia, PA 19103-7301


(1) Broker-dealer omnibus account-holder holding shares on behalf of its customers.

(2) Rorer Asset Management LLC is the beneficial as well as the record owner of its shares.

The Trust did not know of any person in addition to Rorer
Asset Management LLC who, as of January 31, 2003, beneficially owned 5% or more of the Fund's shares.

As of January 31, 2003, the following persons or entities owned of record more than 5% of the outstanding shares of the Mid-Cap Fund:

NAME AND ADDRESS                          PERCENTAGE OWNERSHIP
---------------------------------         --------------------
Rorer Asset Management LLC (1)                     43%
One Liberty Place, Suite 5100
Philadelphia, PA 19103-7301

Janney Montgomery Scott LLC                        23%
1801 Market Street
Philadelphia, PA 19103-1628

Sterling Trust Company                             12%
870 Westminster
Providence, RI 02902-0001

National Financial Services Corp.                   7%
200 Liberty Street
New York, NY 10008-3751


(1) Rorer Asset Management LLC is the beneficial as well as the record owner of its shares.

The Trust did not know of any person in addition to Rorer
Asset Management LLC who, as of January 31,
2003, beneficially owned 5% or more of the Fund's shares.

MANAGEMENT OWNERSHIP
--------------------
As of January 31, 2003, one Trustee, William E. Chapman, beneficially owned 1.64% of the outstanding shares of the Large-Cap Fund.

As of January 31, 2003, one Trustee, William E. Chapman, beneficially owned 3.04% of the outstanding shares of the Mid-Cap Fund.

                MANAGEMENT OF THE FUND
                ----------------------

INVESTMENT MANAGER AND SUB-ADVISOR
----------------------------------
The Trustees provide broad supervision over the operations and affairs of the Trust and the Funds. The
Managers Funds LLC (the "Investment Manager") serves as investment manager to the Funds. The Managers Funds
LLC is a subsidiary of AMG, and AMG serves as the Managing
Member of the LLC. AMG is located at 600 Hale
Street, Prides Crossing, Massachusetts 01965.

The Investment Manager and its corporate predecessors have had over 20 years of experience in evaluating sub-advisers for individuals and institutional investors.
As part of its services to the Funds under an investment management agreement with the Trust dated October 19, 2000, as amended by subsequent Letter Agreements (the
"Investment Management Agreement"), the Investment Manager also carries out the daily administration of the Trust and Funds. For its investment management services, the Investment Manager receives an investment management fee from each Fund. All or a portion of the investment management fee paid by each Fund to the Investment
Manager is used to pay the advisory fees of Rorer Asset
Management, LLC, the sub-advisor which manages the assets of each Fund (the "Sub-Advisor" or "Rorer"). The
Investment Manager receives no additional compensation from the Funds for its administration services. Rorer was selected by the Investment Manager, subject to the review.

and approval of the Trustees. Rorer is the successor firm to Rorer Asset Management which was formed in 1978.
AMG indirectly owns a majority interest in Rorer. As of December 31, 2002, Rorer's assets under management totaled approximately $9.0 billion. Rorer's address is 1650
Market Street, Suite 5100, Philadelphia, PA 19103.

The Sub-Advisor has discretion, subject to oversight by the Trustees and the Investment Manager, to purchase and sell portfolio assets, consistent with each Fund's investment objectives, policies and restrictions. Generally, the services which the Sub-Advisor provides to the Funds are limited to asset management and related record keeping services. The Sub-Advisor may also serve as a discretionary or non-discretionary investment advisor to management or advisory accounts which are unrelated in any manner to the Investment Manager or its affiliates.

COMPENSATION OF INVESTMENT MANAGER AND SUB-ADVISOR BY THE
FUND
---------------------------------------------------------
As compensation for the investment management services rendered and related expenses under the Investment
Management Agreement, each Fund has agreed to pay the Investment Manager an investment management fee, which is computed daily as a percentage of the average of the value of the net assets of the respective Fund and may be paid monthly. As compensation for the investment management services rendered and related expenses under the sub-advisory agreement, the Investment Manager has agreed to pay the Sub-Advisor a fee (net of all mutually agreed upon fee waivers and reimbursements required by applicable law) for managing each portfolio, which is also computed daily and paid monthly. The fee paid to the Sub-Advisor is paid out of the fee the Investment Manager receives from each Fund and does not increase the expenses of the Funds.

For the period December 19, 2001 (commencement of operations) through October 31, 2002, no fee was paid under the Investment Management Agreement with respect to the Large-Cap Fund and the Mid-Cap Fund. If the Investment
Manager had not agreed to waive all or a portion of its fee in connection with a contractual agreement to limit each of the Fund's total operating expenses to 1.40% of average daily net asset during the periods, the fee under that agreement would have been $1,862 and $1,609, respectively.

FEE WAIVERS AND EXPENSE LIMITATIONS
-----------------------------------
The Investment Manager has contractually agreed, through March 1, 2004, to limit total annual operating expenses for the Large-Cap Fund and the Mid-Cap Fund (exclusive of taxes, interest, brokerage costs and extraordinary items) to 1.40%, respectively, subject to later reimbursement by the Fund in certain circumstances. The waiver may, at the discretion of the Investment Manager, be continued beyond such point. See "Managers AMG Funds" in the Prospectus for further information.

The Investment Manager has decided to waive all or a portion of its fees from the Funds or reimburse expenses to the Funds for a variety of reasons, including attempting to make each Fund's performance more competitive as compared to similar funds.

In addition to any other waiver and/or reimbursement agreed to by the Investment Manager, Rorer from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee. Shareholders will be notified of any change in the management fees of a Fund on or about the time that such fees or expenses become effective.

INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS
-------------------------------------------------
The Managers Funds LLC serves as investment manager to the Funds under the Investment Management Agreement. The
Investment Management Agreement permits the Investment
Manager to from time to time engage one or more sub-advisers to assist in the performance of its services.
Pursuant to the Investment Management Agreement, the
Investment Manager has entered into a sub-advisory agreement with Rorer, dated December 5, 2001 (the "Sub-
Advisory Agreement").

The Investment Management Agreement and the Sub-Advisory
Agreement provide for an initial term of two years and thereafter shall continue in effect from year to year so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Funds, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreements or "interested persons" (as defined in the 1940
Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The
Investment Management Agreement and the Sub-Advisory
Agreement may be terminated, without penalty, by the Board of Trustees, by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) by the Investment Manager or (in the case of the Sub-Advisory
Agreement) by the Sub-Advisor on not more than 60 days' written notice to the other party and to the Funds. The
Investment Management Agreement and the Sub-Advisory
Agreement terminate automatically in the event of assignment, as defined under the 1940 Act and regulations thereunder.

The Investment Management Agreement provides that the
Investment Manager is specifically responsible for:

  * developing and furnishing continuously an investment program and strategy for the Funds in compliance with each Fund's investment objectives and policies as set forth in the Trust's current Registration Statement;

  * providing research and analysis relative to the investment program and investments of the Funds;

  * determining (subject to the overall supervision and review of the Board of Trustees of the Trust) what investments shall be purchased, held, sold or exchanged by the Funds and what portion, if any, of the assets of the Funds shall be held in cash or cash equivalents; and

  * making changes on behalf of the Trust in the investments of the Funds.

Under the Sub-Advisory Agreement, Rorer is responsible for performing substantially these same advisory services for the Investment Manager and the Funds.

The Investment Management Agreement also provides that the Investment Manager shall furnish the Funds with office space and facilities, services of executives and Administrative personnel and certain other administrative services. The Investment Manager compensates all executive and clerical personnel and Trustees of the Trust if such persons are employees of the Investment Manager or its affiliates.

The Funds pay all expenses not borne by their Investment
Manager or Sub-Advisor including, but not limited to, the charges and expenses of each Fund's custodian and transfer agent, independent auditors and legal counsel for the Funds and the Trust's independent Trustees, 12b-1 fees, if any, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of Trustees who are not directors, officers or employees of the Investment Manager, Sub-
Advisor or their affiliates, other than affiliated registered investment companies.

The Sub-Advisory Agreement requires the Sub-Advisor to provide fair and equitable treatment to the Funds in the selection of portfolio investments and the allocation of investment opportunities. However, it does not obligate the Sub-Advisor to acquire for the Funds a position in any investment which any of the Sub-Advisor's other clients may acquire. The Funds shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Funds or otherwise.

Although the Sub-Advisor makes investment decisions for the Funds independent of those for its other clients, it is likely that similar investment decisions will be made from time to time. When the Funds and another client of a Sub-
Advisor are simultaneously engaged in the purchase or sale of the same security, the transactions are, to the extent feasible and practicable, averaged as to price and the amount is allocated between the Funds and the other client(s) pursuant to a formula considered equitable by the Sub-Advisor. In specific cases, this system could have an adverse affect on the price or volume of the security to be purchased or sold by the Funds. However, the

Trustees believe, over time, that coordination and the ability to participate in volume transactions should benefit the Funds.

APPROVAL OF INVESTMENT MANAGEMENT AND SUB-ADVISORY
AGREEMENTS
--------------------------------------------------
The Board of Trustees, including all of the Trustees that are not "interested persons" of the Trust (the
"Independent Trustees"), have approved the Investment
Management Agreement with the Investment Manager and the Sub-Advisory Agreement between the Investment Manager and the Sub-Advisor with respect to the Funds. The
Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the proposed Investment Management and Sub-Advisory
Agreements for the Funds, the Trustees reviewed a variety of materials relating to each Fund, the Investment
Manager and the Sub-Advisor, including fee and expense information about the Funds and other similar mutual funds. The Trustees reviewed information provided by the Sub-Advisor relating to its financial conditions, operations, personnel, investment philosophy and investment strategies and techniques as well as the performance of the Sub-Advisor in managing other accounts with investment strategies similar to those of the Funds. The Trustees also reviewed the compliance capabilities of the Investment
Manager and the Sub-Advisor, including their personal trading policies and procedures.

In addition, the Trustees considered the Investment
Manager's performance of similar duties for other series of the Trust. During the review process, representatives of the Investment Manager and the Sub-Advisor provided an oral presentation to the Trustees and answered questions concerning these and related matters. In approving the agreements, the Trustees considered, among other things, the manner in which the proposed new Funds would complement the array of products currently being offered by the Trust and the manner in which responsibility for advisory, administrative and distribution activities would be allocated between the Investment Manager and the Sub-
Advisor. In addition, the Trustees considered the shared commitments of the Investment Manager and the Sub-Advisor to maintain expense limitations for the Fund.

In the course of their deliberations, the Trustees reached the following conclusions, among others: (A) the Investment Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Management Agreement; (B) the Sub-
Advisor's personnel are well qualified to manage each Fund's assets in accordance with the Fund's investment objectives and policies; (C) the Investment Manager and Sub-Advisor maintain appropriate compliance programs; (D) the performance of other accounts managed by the Sub-Advisor with investment strategies similar to those of the Funds is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices and (E) each Fund's advisory expenses are expected to be reasonable in relation to those of similar funds and to the services provided by the Manager and the Sub-
Advisor.

After considering these and other factors, the Trustees concluded that approval of the Investment Management and Sub-Advisory Agreements would be in the interests of each Fund and its shareholders.

REIMBURSEMENT AGREEMENT
-----------------------
Under the Investment Management Agreement, the Investment
Manager provides a variety of administrative services to the Funds and, under the distribution agreement between MDI and the Funds, MDI provides a variety of distribution related services to the Funds. MDI receives no additional compensation from the Funds for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Rorer, Rorer reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Funds.

CODE OF ETHICS
--------------
The Trustees have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act on behalf of the Trust. The
Code of Ethics of the Trust incorporates the codes of ethics of the Investment Manager, the Distributor and the Sub-Advisor, which codes are made applicable to "access persons" of the Trust that are also employees of the Investment

Manager, the Distributor or the Sub-Advisor, respectively.
In combination, these codes of ethics generally require access persons to preclear any personal securities investment (with limited exceptions such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. Subject to compliance with these preclearance procedures, access persons of the Trust who are also access persons of the Investment Manager, the Distributor or the Sub-Advisor may invest in securities, including securities that may be purchased or held by the Funds.

DISTRIBUTION ARRANGEMENTS
-------------------------
MDI acts as the distributor in connection with the offering of each Fund's shares on a no-load basis. The Distributor bears certain expenses associated with the distribution and sale of shares of the Funds. The Distributor acts as agent in arranging for the sale of each Fund's shares without sales commission or other compensation. Pursuant to the distribution agreement and the Funds' "Plan of Distribution
Pursuant to Rule 12b-1" (the "Distribution Plan"), the
Trust pays a fee in the amount of 0.25% of the average daily net assets of each Fund for the services of the Distributor.

The Distribution Agreement may be terminated by either party under certain specified circumstances and will automatically terminate on assignment in the same manner as the Investment Management Agreement. The
Distribution Agreement may be continued annually so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of a Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance.

CUSTODIAN
---------
The Bank of New York ("BNY" or the "Custodian"), 100 Church
Street, New York New York, is the Custodian for the Funds.
The Custodian is responsible for holding all cash assets and all portfolio securities of the Funds, releasing and delivering such securities as directed by the Funds, maintaining bank accounts in the names of the Funds, receiving for deposit into such accounts payments for shares of the Funds, collecting income and other payments due the Funds with respect to portfolio securities and paying out monies of the Funds. In addition, when the Funds trade in futures contracts and those trades would require the deposit of initial margin with a futures commission merchant ("FCM"), the Funds will enter into a separate special custodian agreement with a custodian in the name of the FCM which agreement will provide that the FCM will be permitted access to the account only upon the Funds' default under the contract.

The Custodian is authorized to deposit securities in securities depositories or to use the services of sub-custodians, including foreign sub-custodians, to the extent permitted by and subject to the regulations of the SEC.

TRANSFER AGENT
--------------
Boston Financial Data Services, Inc., P.O. Box 8517,
Boston, Massachusetts 02266-8517, is the transfer agent
(the "Transfer Agent") for the Funds.

INDEPENDENT PUBLIC ACCOUNTANTS
------------------------------
PricewaterhouseCoopers LLP, 160 Federal Street, Boston,
Massachusetts 02110, is the independent public accountant for the Funds. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of the Funds, reviews each of the Fund's federal and state income tax returns and may provide other audit, tax, and related services.

        BROKERAGE ALLOCATION AND OTHER PRACTICES
        ----------------------------------------

The Sub-Advisory Agreement provides that the Sub-Advisor place all orders for the purchase and sale of securities which are held in each Fund's portfolios. In executing portfolio transactions and selecting brokers or dealers, it is the policy and principal objective of the Sub-Advisor to seek best price and execution. It is expected that securities will ordinarily be purchased in the primary markets. The Sub-Advisor shall consider all factors that it deems relevant when assessing best price and execution for the Funds, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

In addition, when selecting brokers to execute transactions and in evaluating the best available net price and execution, the Sub-Advisor is authorized by the Trustees to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities
Exchange Act of 1934, as amended), provided by the broker.
The Sub-Advisor is also authorized to cause the Funds to pay a commission to a broker who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction.
The Sub-Advisor must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which the Sub-Advisor exercises investment discretion. Brokerage and research services received from such brokers will be in addition to, and not in lieu of, the services required to be performed by each Sub-Advisor. The Funds may purchase and sell portfolio securities through brokers who provide the Funds with research services.

The Trust may enter into arrangements with various brokers pursuant to which a portion of the commissions paid by each Fund may be directed by the Fund to pay expenses of the Fund. Consistent with its policy and principal objective of seeking best execution, the Sub-Advisor may consider these brokerage recapture arrangements in selecting brokers to execute transactions for the Funds.

The Trustees will periodically review the total amount of commissions paid by the Funds to determine if the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Funds of using particular brokers or dealers. It is possible that certain of the services received by the Sub-Advisor attributable to a particular transaction will primarily benefit one or more other accounts for which investment discretion is exercised by the Sub-Advisor.

The fees of the Sub-Advisor are not reduced by reason of their receipt of such brokerage and research services.
Generally, the Sub-Advisor does not provide any services to the Funds except portfolio investment management and related record-keeping services.

During the period December 19, 2001 (commencement of operations) to October 31, 2002, the Large-Cap
Fund paid brokerage commissions of $637. During the period
December 19, 2001 (commencement of operations) to
October 31, 2002, the Mid-Cap Fund paid brokerage commissions of $3,614.

        PURCHASE, REDEMPTION AND PRICING OF SHARES
        ------------------------------------------

PURCHASING SHARES
-----------------
Investors may open accounts with the Funds through their financial planners or investment professionals, or through the Trust in limited circumstances as described in the Prospectus. Shares may also be purchased through bank trust departments on behalf of their clients, other investors such as corporations, endowment funds and charitable foundations, and tax-exempt employee welfare, pension and profit-sharing plans. There are no charges by the Trust for being a customer for this purpose. The Trust reserves the right to determine which customers and which purchase orders the Trust will accept.

Certain investors may purchase or sell Fund shares through broker-dealers or through other processing organizations who may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. The Funds may from time to time make payments to such broker-dealers or processing organizations for certain record keeping services. Investors who do not wish to receive the services of a broker-dealer or processing organization may consider investing directly with the Trust. Shares held through a broker-dealer or processing organization may be transferred into the investor's name by contacting the broker-dealer or processing organization or the Transfer
Agent. Certain processing organizations may receive compensation from the Trust's Investment Manager and/or the Sub-Advisor.

Purchase orders received by the Funds before the close of business of the New York Stock Exchange (usually 4:00 p.m.
New York Time), c/o Boston Financial Data Services, Inc. at the address listed in the Prospectus on any Business Day will receive the net asset value computed that day. Orders received after that time from certain processing organizations, which have entered into special arrangements with the Investment Manager will also receive that day's offering price. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Trust. Orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent.

Federal Funds or Bank Wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations which have entered into special arrangements with the Trust. Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S.
funds and must be drawn in U.S. Dollars on a U.S. bank.

To ensure that checks are collected by the Trust, if shares purchased by check are sold before the check has cleared, the redemption proceeds will not be processed until the check has cleared. This may take up to 15 days unless arrangements are made with the Investment Manager. However, during this 15-day period, such shareholder may exchange such shares into any series of Managers AMG Funds, The
Managers Funds, Managers Trust I or Managers Trust II, subject to applicable restricting such as minimum investment amounts. The 15-day holding period for redemptions would still apply to shares purchased through such exchanges.

If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, the Funds can redeem shares from any identically registered account in the Funds as reimbursement for any loss incurred. The Trust has the right to prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares. Third-party checks which are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to the Trust or the Custodian will be accepted.

In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder's account on the Trust's books maintained by the Transfer
Agent.

REDEEMING SHARES
----------------
Any redemption orders received by the Trust before the close of regular trading on the New York Stock Exchange
(the "NYSE") (usually 4:00 p.m. New York Time) on any
Business Day will receive the net asset value next determined at the close of trading on that Business Day.

Redemption orders received after 4:00 p.m. New York Time will be redeemed at the net asset value determined at the close of trading on the next Business Day. Redemption orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer
Agent. If you are trading through a broker-dealer or investment advisor, such investment professional is responsible for promptly transmitting orders. There is no redemption charge. Each Fund reserves the right to redeem shareholder accounts (after 60 days notice) when the value of the Fund's shares in the account falls below $5,000 due to redemptions. Whether the Funds will exercise their right to redeem shareholder accounts will be determined by the Investment Manager on a case-by-case basis.

If a Fund determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Fund, in lieu of cash, in conformity with the applicable rule of the SEC.
If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets to cash. The method of valuing portfolio securities is described under "Net Asset Value," and such valuation will be made as of the same time the redemption price is determined.

Investors should be aware that redemptions from the Funds may not be processed if a redemption request is not submitted in proper form. To be in proper form, the request must include the shareholder's taxpayer identification number, account number, Fund number and signatures of all account holders. All redemptions will be mailed to the address of record on the shareholder's account. In addition, if shares purchased by check are sold before the check has cleared, the redemption proceeds will not be sent to the shareholder until the check has cleared.
This may take up to 15 days unless arrangements are made with the Investment Manager. The Trust reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption beyond seven days as follows: (i) during periods when the NYSE is closed for any reason other than its usual weekend or holiday closings or when trading on the NYSE is restricted by the SEC, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Funds of, or evaluation of the net asset value of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

EXCHANGE OF SHARES
------------------
An investor may exchange shares from the Funds into shares of any series of Managers AMG Funds, The
Managers Funds, Managers Trust I or Managers Trust II.
Since an exchange is the sale of shares of the fund exchanged out of and the purchase of shares of the fund exchanged into, the usual purchase and redemption procedures, requirements and restrictions apply to each exchange. Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number. In addition, an investor who intends to continue to maintain an account in a Fund may make an exchange out of that Fund only if following the exchange the investor would continue to meet the Fund's minimum investment amount. Settlement on the purchase of shares of any series of Managers AMG Funds, The
Managers Funds, Managers Trust I or Managers
Trust II will occur when the proceeds from the redemption become available. Shareholders are subject to federal income tax and may recognize capital gains or losses on the exchange for federal income tax purposes. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

NET ASSET VALUE
---------------
The Funds compute their net asset value once daily on Monday through Friday on each day on which the NYSE is open for trading, at the close of regular trading of the NYSE, usually 4:00 p.m. New York Time. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin
Luther King, Jr. Day, Presidents' Day, Good Friday,
Memorial Day, Independence Day, Labor Day, Thanksgiving
Day and Christmas Day. The Funds may close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The time at which orders are accepted and shares are redeemed may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. New York Time.

The net asset value per share of a Fund is equal to the Fund's net worth (assets minus liabilities) divided by the number of shares outstanding. Fund securities listed on an exchange are valued at the last quoted sale price on the exchange where such securities are primarily traded on the valuation date, prior to the close of trading on the NYSE, or, lacking any sales, at the last quoted bid price on such principal exchange prior to the close of trading on the NYSE. Over-the-counter securities are valued at the Nasdaq Official Closing Price if one is available. Otherwise, over-the-counter securities are generally valued on the basis of the last quoted bid price. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Trustees.

DIVIDENDS AND DISTRIBUTIONS
---------------------------
The Funds declare and pay dividends and distributions as described in the Prospectus.
If a shareholder has elected to receive dividends and/or their distributions in cash and the postal or other delivery service is unable to deliver the checks to the shareholder's address of record, the dividends and/or distribution will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

DISTRIBUTION PLAN
-----------------
The Trust has adopted a "Plan of Distribution Pursuant to Rule 12b-1" (the "Distribution Plan"). Under the
Distribution Plan, the Trust may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of shares, including, but not limited to, (1) making payments to underwriters, securities dealers and others engaged in the sale of shares, including payments to the Distributor to compensate or reimburse other persons for engaging in such activities and (2) paying expenses or providing reimbursement of expenditures incurred by the Distributor or other persons in connection with the offer or sale of shares, including expenses relating to the formulation and implementation of marketing strategies and promotional activities such as direct mail promotions and television, radio, newspaper, magazine and other mass media advertising, the preparation, printing and distribution of sales literature and reports for recipients other than existing shareholders of the Trust, and obtaining such information, analyses and reports with respect to marketing and promotional activities and investor accounts as the Trust may, from time to time, deem advisable. The Trust and the Funds are authorized to engage in the activities listed above, and in other activities primarily intended to result in the sale of shares, either directly or through other persons with which the Trust has entered into agreements pursuant to the Distribution Plan. Under the Distribution Plan, the Board of Trustees has authorized payments to Managers Distributors, Inc. equal to 0.25% of the daily net assets on an annual basis of each Fund.

                      CERTAIN TAX MATTERS
                      -------------------

The following summary of certain federal tax income considerations is based on current law, is for general information only and is not tax advice. This discussion does not address all aspects of taxation that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, financial institutions or brokerage dealers, foreign corporations, and persons who are not citizens or residents of the United
States) subject to special treatment under the federal income tax laws.

EACH SHAREHOLDER IS ADVISED TO CONSULT HIS OR HER OWN TAX
ADVISOR WITH RESPECT TO THE SPECIFIC TAX CONSEQUENCES OF
AN INVESTMENT IN THE FUND, INCLUDING THE EFFECT AND
APPLICABILITY OF STATE, LOCAL, FOREIGN, AND OTHER TAX
LAWS AND THE POSSIBLE EFFECTS OF CHANGES IN FEDERAL OR
OTHER TAX LAWS. THIS DISCUSSION IS NOT INTENDED AS A
SUBSTITUTE FOR CAREFUL TAX PLANNING.

FEDERAL INCOME TAXATION OF FUNDS-IN GENERAL
-------------------------------------------
Each Fund intends to qualify and elect to be treated each taxable year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), although it cannot give complete assurance that it will qualify to do so. Accordingly, each Fund must, among other things, (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); and (b) invest the Fund's assets (as of the close of each quarter of the taxable year) in such a manner that (i) at least 50% of the value of the Fund's total assets be represented by cash and cash items (including receivables), Government securities and securities of other regulated investment companies, and other securities limited in respect of any one issuer (except with regard to certain investment companies furnishing capital to development corporations) to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of the value of the Fund's total assets be invested in the securities (other than Government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers each of which the Fund owns 20% or more of the total combined voting power of all classes of stock entitled to vote, and are engaged in the same or similar trades or businesses or related trades or businesses.

If a Fund should fail to qualify as a regulated investment company in any year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders as ordinary income to the extent of the Fund's current or accumulated earnings and profits. Also, the shareholders, if they received a distribution in excess of current or accumulated earnings and profits, would receive a return of capital that would reduce the basis of their shares of the Fund to the extent thereof. Any distribution in excess of a shareholder's basis in the shareholder's shares would be taxable as gain realized from the sale of such shares.

Each Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement.
To avoid the tax, during each calendar year each Fund must distribute an amount equal to at least 98% of the sum of its ordinary income (excluding tax-exempt interest income and not taking into account any capital gains or losses) for the calendar year, and its net capital gain net income for the 12-month period ending on October 31, in addition to any undistributed portion of the respective balances from the prior year. For that purpose, any income or gain retained by a Fund that is subject to corporate tax will be considered to have been distributed by year end. Each Fund intends to make sufficient distributions to avoid this 4% excise tax.

TAXATION OF THE FUND'S INVESTMENTS
----------------------------------
ORIGINAL ISSUE DISCOUNT; MARKET DISCOUNT. For federal
income tax purposes, debt securities purchased by a
Fund may be treated as having original issue discount.
Original issue discount represents interest for federal
income tax purposes and can generally be defined as the
excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as income earned
by a Fund, whether or not any income is actually received,
and therefore is subject to the distribution requirements
of the Code.   Generally, the amount of original issue discount
is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Under Section 1286 of the Code, an investment in a stripped bond or stripped coupon may result in original issue discount.

Debt securities may be purchased by a Fund at a discount that exceeds the original issue discount plus previously accrued original issue discount remaining on the securities, if any, at the time the Fund purchases the securities. This additional discount represents market discount for federal income tax purposes. In the case of any debt security issued after July 18, 1984 and to obligations issued on or before July 18, 1984 that were purchased after April 30, 1993, having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless the Fund elects to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis. A Fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred or continued to purchase or carry any debt security having market discount, unless the Fund makes the election to include market discount currently. Because each Fund must include original issue discount in income, it will be more difficult for the Fund to make the distributions required for the Fund to maintain its status as a regulated investment company under Subchapter M of the Code or to avoid the 4% excise tax described above.

OPTIONS AND FUTURES TRANSACTIONS. Certain of each Fund's investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in the Fund's income for purposes of the 90% test, and require inclusion of unrealized gains in the Fund's income for purposes of the excise tax and the distribution requirements applicable to regulated investment companies;
(ii) defer recognition of realized losses; and (iii) characterize both realized and unrealized gain or loss as short-term and long-term gain, irrespective of the holding period of the investment. Such provisions generally apply to, among other investments, options on debt securities, indices on securities and futures contracts. The Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent disqualification of the Fund as a regulated investment company.

TAX IMPLICATIONS OF CERTAIN INVESTMENTS. Certain of a
Fund's investments, including investments in stripped securities, will create taxable income in excess of the cash they generate. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. The character of a Fund's taxable income will, in most cases, be determined on the basis of reports made to the Fund by the issuers of the securities in which they invest. The tax treatment of certain securities in which a Fund may invest is not free from doubt and it is possible that an IRS examination of the issuers of such securities could result in adjustments to the income of the Fund.
The foregoing discussion is a general summary of certain of the current federal income tax laws regarding each Fund and investors in the shares.

FEDERAL INCOME TAXATION OF SHAREHOLDERS
---------------------------------------
Ordinary income distributions, and distributions of net realized short-term capital gains by each Fund to shareholders who are liable for federal income taxes will be taxed as ordinary income to such shareholders. Distributions of net capital gains will be taxed as long-term capital gains regardless of how long such shareholders have held shares of the Fund. These provisions apply whether the dividends and distributions are received in cash or reinvested in additional shares. Any loss realized upon the redemption of shares within 6 months from the date of their purchase will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains during such six month period. Losses incurred on the sale of shares of a Fund may be required to be deferred in the event the shareholder acquired other Fund shares within 30 days prior to the sale of the loss shares or 30 days after such sale.

Special rules for the taxation of capital gains on qualified 5-year property were enacted by the Taxpayer
Relief Act of 1997 to take effect in January 2001. In summary, for individuals and trusts in the 10% and 15% ordinary income tax rate brackets, a new tax rate of 8% (instead of 10%) will apply to long-term capital gains from the sale of assets (including mutual funds) held more than 5 years. For individuals and trusts in higher tax brackets, the top rate on such gains drops from 20% to 18%. The date that the 5-year holding period starts, however, is different for the two groups. For those in the 10% and 15% brackets, the asset may be acquired at any time, but for others the asset must have been acquired after December 31, 2000.

Dividends paid by each Fund may be eligible for the 70% dividends-received deduction for corporations. The percentage of a Fund's dividends eligible for such tax treatment may be less than 100% to the extent that less than 100% of the Fund's gross income may be from qualifying dividends of domestic corporations. Any dividend declared in October, November or December and made payable to shareholders of record in any such month is treated as received by such shareholder on December 31, provided that the Fund pays the dividend during January of the following calendar year.

Distributions by a Fund can result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a taxable distribution will then receive a return of investment upon distribution which will nevertheless be taxable to them.

FOREIGN SHAREHOLDERS
--------------------
Dividends of net investment income and distributions of net realized short-term gain in excess of net long-term loss to a shareholder who is a nonresident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at the rate of 30% (or lower treaty) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions treated as long-term capital gains to foreign shareholders will not be subject to U.S.
tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder was present in the United
States for more than 182 days during the taxable year and certain other conditions are met.

In the case of a foreign shareholder who is a nonresident alien individual or foreign entity, a Fund may be required to withhold U.S. federal income tax as "backup withholding" at the current rate of 30% for the calendar year 2003 from distributions treated as long-term capital gains and from the proceeds of redemptions, exchanges or other dispositions of a Fund's shares unless an appropriate IRS
Form W8-BEN or W8-IMY as appropriate is provided.
Transfers by gift of shares of a Fund by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax, but the value of shares of the Fund held by such shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.

FOREIGN TAXES
-------------
Each Fund may be subject to a tax on dividend or interest income received from securities of a non-U.S. issuer withheld by a foreign country at the source. The U.S. has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested within various countries is not known. If more than 50% of a Fund's total assets at the close of a taxable year consists of stocks or securities in foreign corporations, and the Fund satisfies the holding period requirements, the Fund may elect to pass through to its shareholders the foreign income taxes paid thereby. In such case, the shareholders would be treated as receiving, in addition to the distributions actually received by the shareholders, their proportionate share of foreign income taxes paid by the Fund, and will be treated as having paid such foreign taxes. The shareholders will be entitled to deduct or, subject to certain limitations, claim a foreign tax credit with respect to such foreign income taxes. A foreign tax credit will be allowed for shareholders who hold a Fund for at least
16 days during the 30-day period beginning on the date that is 15 days before the ex-dividend date. Shareholders who have been passed through foreign tax credits of no more than $300 ($600 in the case of married couples filing jointly) during a tax year can elect to claim the foreign tax credit for these amounts directly on their federal income tax returns (IRS Forms 1040) without having to file a separate Form 1116.

TAX-EXEMPT INVESTORS
--------------------
If a shareholder that is a benefit plan investor (e.g., an individual retirement account, pension plan, 401(k) plan, or Keogh plan) or charitable organization (a "Tax-Exempt Investor") incurs debt to finance the acquisition of its shares, a portion of the income received by the Tax-Exempt Investor with respect to its shares would constitute unrelated business taxable income ("UBTI"). In that case, the UBTI portion of the Tax-Exempt Investor's income from its investment in a Fund for the year would equal the total income from its investment in the Fund recognized by the Tax-Exempt
Investor in that year multiplied by the ratio of the Tax-Exempt Investor's average acquisition debt balance to the average tax basis of its shares for the year. A Tax-Exempt Investor is generally subject to federal income tax to the extent that its UBTI for a taxable year exceeds its annual $1,000 exclusion.

STATE AND LOCAL TAXES
---------------------
Each Fund may also be subject to state and/or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of each Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult with their own tax advisers concerning the foregoing state and local tax consequences of investing in a Fund.

OTHER TAXATION
--------------
Each Fund is a series of a Massachusetts business trust.
Under current law, neither the Trust nor either Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that each Fund continues to qualify as a regulated investment company under Subchapter
M of the Code.

Shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.

                      PERFORMANCE DATA
                      ----------------
From time to time, the Funds may quote performance in terms of yield, actual distributions, total return or capital appreciation in reports, sales literature, and advertisements published by the Funds. Current performance information for each of the Funds may be obtained by calling the number provided on the cover page of this Statement of Additional Information and in each Fund's current Prospectus.

AVERAGE ANNUAL TOTAL RETURN
---------------------------
The Funds may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods that the Funds has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                    P (1 + T) n = ERV

In the above formula, P = a hypothetical initial payment of
$1,000

T      = average annual total return
n      = number of years
ERV    = ending redeemable value of the hypothetical $1,000
         payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period

The formula assumes that any charges are deducted from the initial $1,000 payment and assumes that all dividends and distributions by the Funds are reinvested at the price stated in the current Prospectus on the reinvestment dates during the period.

AFTER TAX RETURNS
-----------------
Average Annual Total Return (after taxes on distributions).
Each Fund may also advertise average annual total return
(after taxes on distributions) for 1-, 5-, and 10-year periods or for such lesser period as the Fund has been in existence.
Average annual total return (after taxes on distributions) is determined by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending value, according to the following formula:

                      P(1+T)n = ATVD

In the above formula, P = a hypothetical initial payment of
$1,000

T       = average annual total return (after taxes on
          distributions)
n       = number of years
ATVD    = ending value of a hypothetical $1,000 payment made
          at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption

The calculation of average annual total return (after taxes on distributions) assumes that any charges are deducted from the initial $1,000 payment and that all distributions by each Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period. Taxes due on any distributions by each Fund are calculated by applying the tax rates discussed below to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain).
The taxable
amount and tax character of each distribution is as specified by each Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date, e.g. the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, such as tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law.

The tax rate used in calculating average annual return
(after taxes on distributions) is the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short- term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The calculation disregards any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

Average Annual Total Return (after taxes on distributions and redemptions). Each Fund may also advertise average annual total return (after taxes on distributions and redemption) for 1-, 5-, and 10-year periods or for such lesser period as the Fund has been in existence. Average annual total return
(after taxes on distributions and redemption) is determined by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending value, according to the following formula:

                      P(1+T)n = ATVDR

In the above formula, P = a hypothetical initial payment of
$1,000

T      = average annual total return (after taxes on
         distributions and redemption)
n      = number of years
ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption

The calculation of average annual total return (after taxes on distributions and redemption) assumes that any charges are deducted from the initial $1,000 payment and that all distributions by each Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period. Taxes due on any distributions by each Fund are calculated by applying the tax rates discussed below to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution is as specified by each Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions.
Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date, e.g. the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, such as tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law.

The tax rate used in calculating average annual return
(after taxes on distributions and redemption) is the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short- term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions).
Note that the required tax rates may vary over the measurement period. The calculation disregards any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

The ending value used in calculating average annual return
(after taxes on distribution and redemption) is determined by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. Capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds. The basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distribution is separately tracked. The distribution net of taxes assumed paid from the distribution is included in determining the basis for a reinvested distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions.

The capital gain taxes (or the benefit resulting from tax losses) used in calculating average annual return (after taxes on distribution and redemption) are determined using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The calculation assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

PERFORMANCE COMPARISONS
-----------------------
The Funds may compare their performance to the performance of other mutual funds having similar objectives. This comparison must be expressed as a ranking prepared by independent services or publications that monitor the performance of various mutual funds such as Lipper, Inc. ("Lipper") and Morningstar, Inc.,
("Morningstar"). Lipper prepares the "Lipper Composite
Index," a performance benchmark based upon the average performance of publicly offered stock funds, bond funds, and money market funds as reported by Lipper.
Morningstar, a widely used independent research firm, also ranks mutual funds by overall performance, investment objectives and assets. The Funds' performance may also be compared to the performance of various unmanaged indices such as the S&P 500 Index, the S&P MidCap 400
Index, the Dow Jones Industrial Average, the Russell 3000
Index, the Russell 1000 Index, the Russell 3000 Value
Index, the Russell 1000 Value Index, the S&P 500/Barra
Value Index and the S&P MidCap 400/Barra Value Index.

MASSACHUSETTS BUSINESS TRUST
----------------------------
The Funds are series of a "Massachusetts Business Trust." A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of the Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability and are described below.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation.
However, the Declaration of Trust of the Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Funds and that every written agreement, obligation, instrument or undertaking made on behalf of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Funds. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Funds. The Trustees of the Trust intend to conduct the operations of the Trust in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Funds.

The Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee or agent of the Funds or to a shareholder, and that no Trustee, officer, employee or agent is liable to any third persons in connection with the affairs of the Funds, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the Funds for any satisfaction of claims arising in connection with the affairs of the Funds. With the exceptions stated, the Trust's Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Funds.

The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

DESCRIPTION OF SHARES
---------------------
The Trust is an open-end management investment company organized as a Massachusetts business trust in which the Funds represent separate series of shares of beneficial interest. See "Massachusetts Business Trust" above.

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares
($0.001 par value) of one or more series and to divide or combine the shares of any series, if applicable, without changing the proportionate beneficial interest of each shareholder in the Funds or assets of another series, if applicable. Each share of a Fund represents an equal proportional interest in the Fund with each other share.
Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. See "Massachusetts
Business Trust" above. Shares of the Funds have no preemptive or conversion rights and are fully paid and nonassessable. The rights of redemption and exchange are described in the Prospectus and in this Statement of Additional Information.

The shareholders of the Trust are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of the Funds shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or by the Declaration of Trust of the Trust.

Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee from office.
The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the shares of the Trust. In addition, whenever ten or more shareholders of record who have been shareholders of record for at least six months prior to the date of the application, and who hold in the aggregate either shares of the Funds having a net asset value of at least $25,000 or at least 1% of the Trust's outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any of the Trustees and accompanies by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed shareholder communication and form of request.
If the Trustees elect to follow the latter, the Trustees, upon the written request of such applicants accompanied by a tender of the material to be mailed and the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more objections or refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more objections, the SEC shall find, after notice and opportunity for a hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

The Trustees have authorized the issuance and sale to the public of shares of eight series of the Trust. The
Trustees may authorize the issuance of additional series of the Trust. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset value procedures. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of the additional series will approve the adoption of any management contract, distribution agreement and any changes in the investment policies of the Fund, to the extent required by the 1940 Act.

ADDITIONAL INFORMATION
----------------------
This Statement of Additional Information and the Prospectus do not contain all of the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The
Registration Statements, including the Exhibits filed therewith, may be examined at the office of the SEC in Washington DC.

Statements contained in the Statement of Additional
Information and the Prospectus concerning the contents or any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an Exhibit to the applicable Registration Statement. Each such statement is qualified in all respects by such reference.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus or this Statement of Additional Information, in connection with the offer of shares of the Funds and, if given or made, such other representations or information must not be relied upon as having been authorized by the Trust, the Funds or the Distributor. The Prospectus and this Statement of Additional Information do not constitute an offer to sell or solicit an offer to buy any of the securities offered thereby in any jurisdiction to any person to whom it is unlawful for the Funds or the Distributor to make such offer in such jurisdictions.

                    FINANCIAL STATEMENTS
                    --------------------

The Funds' audited Financial Statements and the related Notes to the Financial Statements for the Funds, as well as the Report of Independent Accountants by PricewaterhouseCoopers LLP, are incorporated by reference into this Statement of Additional Information from the Funds' Annual Report for the fiscal year ended October 31, 2002, filed with the Securities and Exchange Commission pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder. The Funds' 2002 Annual Report and reports is available without charge by calling Managers AMG Funds at (800) 835-3879 or by visiting our website at www.managersamg.com or on the SEC's website at www.sec.gov.

                          Date of Annual Report; Date of Filing
Funds                     Of Annual Report; Accession Number
--------------------      --------------------------------------
Rorer Large-Cap Fund and
Rorer Mid-Cap Fund        10/31/2002; 12/30/2002; 0001089951-02-
                          000055

======================================================================
======================================================================

			MANAGERS AMG FUND

		      SYSTEMATIC VALUE FUND

			Investor Class
		     Institutional Class
		____________________________


	     STATEMENT OF ADDITIONAL INFORMATION
		      DATED July 1, 2003
 	     As Supplemented December 12, 2003
__________________________________________________________________

You can obtain a free copy of the Prospectus for Systematic
Value Fund (the "Value Fund" or the "Fund") by calling Managers
AMG Funds at (800) 835-3879. The Prospectus provides basic information about investing in the Fund.

This Statement of Additional Information is not a Prospectus. It contains additional information regarding the activities and operations of the Fund. It should be read in conjunction with the Fund's Prospectus.

The Financial Statements of the Fund, including the Report of Independent Accountants, for the fiscal year ended February 28, 2003 included in the Fund's Annual Report for the fiscal year ended February 28, 2003 are incorporated into this Statement of Additional Information by reference. The Annual Report is available without charge by calling Managers AMG Funds at (800) 635-3479.

			TABLE OF CONTENTS
			-----------------


							Page
							----
GENERAL INFORMATION					 1

ADDITIONAL INVESTMENT POLICIES				 1
  Investment Techniques and Associated Risks		 1
  Diversification Requirements for the Fund		 2
  Fundamental Investment Restrictions			 2
  Portfolio Turnover					 3
  Trustees and Officers of the Trust			 4
  Independent Trustees					 4
  Interested Trustees					 4
  Officers						 6
  Trustee Share Ownership				 7
  Audit Committee					 7
  Trustees' Compensation				 7

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	 8
  Control Persons					 8
  Principal Holders					 8
  Management Ownership					 8

MANAGEMENT OF THE FUND					 8
  Investment Manager and Sub-Advisor			 8
  Compensation of Investment Manager and Sub-Advisor
   by the Fund						 8
  Fee Waivers and Expense Limitations			 9
  Investment Management and Sub-Advisory Agreements	 9
  Reimbursement Agreement				11
  Code of Ethics					11
  Distribution Arrangements				11
  Custodian						12
  Transfer Agent					12
  Independent Public Accountants			12

BROKERAGE ALLOCATION AND OTHER PRACTICES		12

PURCHASE, REDEMPTION AND PRICING OF SHARES		13
  Purchasing Shares					13
  Redeeming Shares					14
  Exchange of Shares					14
  Net Asset Value					15
  Dividends and Distributions				15
  Distribution Plan					15

CERTAIN TAX MATTERS					15
  Federal Income Taxation of Fund-In General		16
  Taxation of the Fund's Investments			16
  Federal Income Taxation of Shareholders		17
  Tax-Exempt Investors					18
  Foreign Shareholders					18
  State and Local Taxes					18
  Other Taxation					18

PERFORMANCE DATA					18
  Average Annual Total Return				19
  After Tax and Cumulative Returns			19
  Performance Comparisons				21
  Massachusetts Business Trust				21
  Description of Shares					22
  Additional Information				23

FINANCIAL STATEMENTS					23


			(i)


			GENERAL INFORMATION
			-------------------

  This Statement of Additional Information relates only to the Systematic Value Fund (the "Value Fund" or the "Fund"). The Fund has two classes of shares, the Investor Class shares and the Institutional Class shares. The Fund is a series of shares of beneficial interest of Managers AMG Funds, formed as a Massachusetts business trust (the "Trust") and part of the Managers Funds Family of Funds. The Trust was organized on June 18, 1999.

  This Statement of Additional Information describes the financial history, management and operation of the Fund, as well as the Fund's investment objectives and policies. It should be read in conjunction with the Fund's current Prospectus. The Trust's executive office is located at 40 Richards Avenue, Norwalk, CT 06854.

  The Managers Funds LLC (the "Investment Manager"), whose managing member is a wholly owned subsidiary of Affiliated Managers Group, Inc. ("AMG"), serves as investment manager to the Fund and is responsible for the Fund's overall administration. See "Management of the Fund."


		ADDITIONAL INVESTMENT POLICIES
		------------------------------

  The following is additional information regarding the investment policies used by the Fund in an attempt to achieve its investment objective as stated in its Prospectus. The Fund is a diversified, open-end management investment company.

Medium- and Large-Capitalization Companies
------------------------------------------
  Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common and preferred stocks of U.S. companies that, at the time of the Fund's purchase, have market capitalizations over $3 billion.

Investment Techniques and Associated Risks
------------------------------------------
  The following are descriptions of the types of securities that may be purchased by the Fund.

(1)	Common Stocks.  The Fund may invest in common stocks.
Common stocks are securities that represent a unit of ownership in a corporation. The Fund's transactions in common stock represent
"long" transactions where the Fund owns the securities being sold, or will own the securities being purchased.

(2)	Cash Equivalents.  The Fund may invest in cash
equivalents. Cash equivalents include, but are not limited to, certificates of deposit, bankers acceptances, commercial paper, short-term corporate debt securities and repurchase agreements.

  Bankers Acceptances. The Fund may invest in bankers acceptances. Bankers acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods.
These instruments become "accepted" when a bank guarantees their payment upon maturity.

  Eurodollar bankers acceptances are bankers acceptances denominated in U.S. dollars and are "accepted" by foreign branches of major U.S. commercial banks.

  Certificates of Deposit. The Fund may invest in certificates of deposit. Certificates of deposit are issued against money deposited into a bank (including eligible foreign branches of U.S. banks) for a definite period of time. They earn a specified rate of return and are normally negotiable.

  Commercial Paper. The Fund may invest in commercial paper. Commercial Paper refers to promissory notes that represent an unsecured debt of a corporation or finance company. They have a maturity of less than nine (9) months. Eurodollar commercial paper refers to promissory notes payable in U.S. dollars by European issuers.

  Repurchase Agreements. The Fund may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines which have been approved by the Investment Manager. In a repurchase agreement, the Fund buys a security from a bank or a broker-dealer that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is the purchase price plus interest at a mutually agreed upon rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements will be short, and at no time will the Fund enter into repurchase agreements with a term of more than seven (7) days.

Repurchase agreements entail certain risks. If a seller defaults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to a seller of the security, realization of disposition of the collateral by the Fund may be delayed or limited.

(3)	Reverse Repurchase Agreements.  The Fund may enter into
reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a price and on a date mutually agreed upon between the parties. The price reflects interest at a rate in effect for the term of the agreement. For the purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), a reverse repurchase agreement is also considered as the borrowing of money by the Fund and, therefore, a form of leverage which may magnify any gains or losses for the Fund.

  The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into reverse repurchase agreements only when the interest income to be earned from the investment of the proceeds is more than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period that is longer than the term of the reverse repurchase agreement itself. The Fund will establish and maintain a segregated account with the custodian consisting of cash and/or liquid securities in an amount equal to the amount of its obligation under the reverse repurchase agreement.

(4)	Securities Lending.  The Fund may lend its portfolio
securities in order to realize additional income. This lending is subject to the Fund's investment policies and restrictions. Any loan of portfolio securities must be secured by collateral that is equal to or greater than the value of the loan. If a borrower defaults, the Fund may use the collateral to satisfy the loan. When cash is received as collateral, the Fund will invest the cash received in short-term instruments to earn additional income. The Fund will bear the risk of any loss on such investments.

Diversification Requirements for the Fund
-----------------------------------------
  The Fund intends to meet the diversification requirements of the 1940 Act as currently in effect.

Fundamental Investment Restrictions
-----------------------------------
  The following investment restrictions have been adopted by the Trust with respect to the Fund. Except as otherwise stated, these investment restrictions are "fundamental" policies. A "fundamental" policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a "majority of the outstanding voting securities" of the Fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

The Fund may not:

(1)	Issue senior securities.  For purposes of this
restriction, borrowing money, making loans, the issuance of shares of beneficial interest in multiple classes or series, the deferral of Trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies, are not deemed to be senior securities.

(2)	Borrow money, except (i) in amounts not to exceed 33
1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value from banks or through reverse repurchase agreements or forward roll transactions, (ii) up to an additional 5% of its total assets for temporary purposes, (iii) in connection with short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. For purposes of this investment restriction, investments in short sales, roll transactions, futures contracts, options on futures contracts, securities or indices and forward commitments, entered into in accordance with the Fund's investment policies, shall not constitute borrowing.

(3)	Underwrite the securities of other issuers, except to
the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the Securities Act of 1933.

(4)	Purchase or sell real estate, except that the Fund may
(i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

(5)	Purchase or sell commodities or commodity contracts,
except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

(6)	Make loans, except that the Fund may (i) lend portfolio
securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) lend portfolio securities and participate in an interfund lending program with other series of the Trust provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

(7)	With respect to 75% of its total assets, purchase
securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

(8)	Invest more than 25% of its total assets in the
securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S.
Government or its agencies or instrumentalities).

If any percentage restriction described above for the Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund's assets will not constitute a violation of the restriction.

Unless otherwise provided, for purposes of investment restriction (8) above, the term "industry" shall be defined by reference to the SEC Industry Codes set forth in the Directory of Companies Required to File Annual Reports with the Securities and
Exchange Commission.

Portfolio Turnover
------------------
  The Fund's portfolio turnover rate is computed by dividing the dollar amount of the securities it has purchased or sold (whichever amount is smaller) by the average value of the securities owned during the year. Short-term investments such as commercial paper, short-term U.S. Government securities and variable rate securities (those securities with intervals of less than one-year) are not considered when computing the portfolio turnover rate.

  For the period April 1, 2002 (commencement of operations) through February 28, 2003, the portfolio turnover rate for the Fund was 119%.


	BOARD OF TRUSTEES AND OFFICERS OF THE TRUST
	-------------------------------------------

Trustees and Officers of the Trust
----------------------------------
  The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and dates of birth are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Fund. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust:
40 Richards Avenue, Norwalk, Connecticut 06854.

  The Trustees hold office without limit in time except that (a) any Trustee may resign or retire; (b) any Trustee may be removed with or without cause by two-thirds of the remaining Trustees; and
(c) any Trustee may be removed by action of two-thirds of the outstanding shares of the Trust.

  The President, Treasurer and Secretaries of the Trust are elected annually by the Trustees and hold office until the next annual election of officers and until their respective successors are chosen and qualified.

Independent Trustees
--------------------
  The following Trustees are not "interested persons" of the Trust within the meaning of the 1940 Act:


		POSITION(S) HELD			NUMBER        OTHER
NAME		WITH TRUST AND	 PRINCIPAL OCCUPATIONS  OF FUNDS IN   DIRECTORSHIPS
AND DATE        LENGTH OF TIME	 DURING PAST 5 YEARS	FUND COMPLEX* HELD BY TRUSTEES
OF BIRTH	   SERVED	 			OVERSEEN BY
							 TRUSTEE
-------------   ---------------- ---------------------  ------------- ---------------------------
Jack W.Aber	Trustee since 	 Professor of Finance,	     22	      Trustee of Appleton Growth
DOB: 9/9/37	1999		 Boston University 			Fund (1 portfolio);
				 School of Management		      Trustee of Third Avenue
				 (1972-Present)				Trust (4 portfolios);
								      Trustee of Third Avenue
								      Variable Trust (1 portfolio)
-------------   ---------------- ---------------------  ------------- ----------------------------
William E.	Trustee since	 President and Owner,	     22	      Trustee of Third Avenue
Chapman,II	1999		 Longboat Retirement			Trust (4 portfolios);
DOB: 9/23/41			 Planning Solutions		      Trustee of Third Avenue
				 (1998-Present);		      Variable Trust (1 portfolio)
				 Hewitt Associates,LLC
				 (part time)(provider
				 of Retirement and
				 Investment Education
				 Seminars); President,
				 Retirement Plans Group,
				 Kemper Funds (1990-1998)
-------------   ---------------- ---------------------- ------------- ---------------------------
Edward J.	Trustee since	 Partner, Hepburn Willcox     22      Trustee of Third Avenue
Kaier		1999		 Hamilton & Putnam (1977-	      Trust (4 portfolios);
DOB: 9/23/45			 Present)			      Trustee of Third Avenue
								      Variable Trust (1 portfolio)

-------------   ---------------- ---------------------- ------------- ---------------------------
Eric Rakowski	Trustee since	 Professor, University of     22      Trustee of Third Avenue
DOB:6/5/58	1999		 California at Berkeley		      Trust (4 portfolios)
				 School of Law (1990-		      Trustee of Third Avenue
				 Present); Visiting 		      Variable Trust (1 portfolio)
				 Professor, Harvard Law
				 School (1998-1999)
-------------   ---------------- ---------------------- ------------- ---------------------------





* The Fund complex consists of Managers AMG Funds, The Managers
Funds, Managers Trust I and Managers Trust II.


Interested Trustees
-------------------
  The following Trustees are "interested persons" of the Trust within the meaning of the 1940 Act. Mr. Healey is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with, and interest in securities of, Affiliated Managers Group, Inc. Mr. Lebovitz is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with The Managers Funds LLC and Managers Distributors, Inc.


NAME		POSITION(S) HELD			NUMBER OF FUNDS  OTHER
AND DATE 	WITH TRUST AND	 PRINCIPAL OCCUPATIONS  IN FUND COMPLEX* DIRECTORSHIPS
OF BIRTH     	LENGTH OF TIME	 DURING PAST 5 YEARS	OVERSEEN BY      HELD BY TRUSTEES



	   	SERVED	 				TRUSTEE

-------------   ---------------- ---------------------  ------------- ---------------------------
Sean M.Healey	Trustee since	 President and Chief 	      22		None
DOB:5/9/61	1999		 Operating Officer,
				 Affiliated Managers
				 Group,Inc.(1999-Present);
			         Director,Affiliated
				 Managers Group,Inc.
				 (2001-Present);
				 Executive Vice President,
				 Affiliated Managers Group,
				 Inc.(1995-1999); Vice
				 President, Goldman, Sachs
				 & Company (1987-1995)
-------------   ---------------- ---------------------  ------------- ---------------------------
Peter M.	President and    President and Chief 	       22		None
Lebovitz	Trustee since 	 Executive Officer,
DOB :1/18/55	2002		 The Managers Funds
				 LLC (1999-Present);
				 President, Managers
				 Distributors, Inc. (2000-
				 Present); Director of
				 Marketing, The Managers
				 Funds, LP (1994-1999);
				 Director of Marketing,
				 Hyperion Capital
				 Management, Inc. (1993-
				 1994); Senior Vice
				 President, Greenwich
				 Asset Mgmt.,Inc. (1989-
				 1993)
-------------   ---------------- ---------------------  ------------- ---------------------------



* The Fund complex consists of Managers AMG Funds, The Managers
Funds, Managers Trust I and Managers Trust II.

Officers
--------

		POSITION(S) HELD
NAME		WITH TRUST AND	 PRINCIPAL OCCUPATIONS
AND DATE        LENGTH OF TIME	 DURING PAST 5 YEARS
OF BIRTH	   SERVED

-------------   ---------------- --------------------------------------

Galan G.Daukas	Chief Financial	  Chief Operating Officer,The Managers
DOB:10/24/63	Office since 2002 Funds LLC (2002-Present); Chief Financial
				  Officer The Managers Funds, Managers Trust
				  I and Managers Trust II (2002-Present)
				  Chief Operating Officer
				  and Chairman of the Management Committee,
				  Harbor Capital Management Co., Inc. (2000-
				  2002); Chief Operating Officer, Fleet
				  Investment Advisors (1992-2000)
-------------   ---------------- ---------------------------------------

John Kingston,	Secretary since	  Senior Vice President and General Counsel,
III		1999		  (2002-Present), Affiliated Managers Group,
DOB: 10/23/65			  Inc.;Senior Vice President and acting in an
				  Associate General Counsel role, Affiliated
				  Managers Group, Inc. (1999-2002); Director
				  and Secretary, Managers Distributors, Inc.
				  (2000-Present); General Counsel, Morgan
				  Stanley Dean Witter Investment Management,
				  Inc. (1998-1999); Associate, Ropes and Gray
				  (1994-1998)
-------------   ---------------- ---------------------------------------

Donald S. 	Treasurer 	  Director, Finance and Planning, The
Rumery		since 1999	  Managers Funds LLC,(1994-Present);
DOB:5/29/58	   		  Treasurer and Chief Financial Officer,
				  Managers Distributors, Inc. (2000-Present);
				  Secretary and Treasurer, Managers Trust I
				  and Managers Trust II (2000 to Present),
				  Treasurer of The Managers Funds
			          (1995-Present) and Secretary, The Managers
				  Funds (1997-Present).
-------------   ---------------- --------------------------------------

Trustee Share Ownership
-----------------------


----------------------	-----------------------	------------------------------
						Aggregate Dollar Range of Equity
						Securities in All Registered
			Dollar Range of Equity	Investment Companies Overseen by
			Securities in the Fund	Trustee in Family of Investment
			Beneficially Owned as 	Companies* Beneficially Owned
			of December 31, 2002	as of December 31, 2002
----------------------	-----------------------	------------------------------
Independent Trustees:
======================
Jack W. Aber		    	 None		     $10,001 to $50,001
William E. Chapman II	    	 None	      	      Over $100,000
Edward J. Kaier		   	 None	              Over $100,000
Eric Rakowski		 	 None		     $50,001 to $100,000

----------------------	-----------------------	------------------------------
Interested Trustees:
======================
Sean M. Healey		  	 None		     $50,001 to $100,000
Peter M. Lebovitz	     	 None	       	       Over $100,000

----------------------	-----------------------	------------------------------



* The Managers Funds Family of Funds consists of Managers AMG
Funds, The Managers Funds, Managers Trust I and Managers Trust II.


Audit Committee
---------------
  The Board of Trustees has an Audit Committee consisting of the Independent Trustees. Under the terms of its charter, the Committee (a) acts for the Trustees in overseeing the Trust's financial reporting and auditing processes, (b) reviews and assesses the performance of the Trust's independent public accountants, (c) makes recommendations to the full board annually as to the appointment of independent public accountants, (d) meets periodically with the independent public accountants to review the annual audits and the services provided by the independent public accountants, and (e) reviews and reports to the full Board with respect to any material accounting, tax, valuation or record keeping issues that may affect the Trust, its financial statements or the amount of any dividend or distribution right, among other matters. The Audit Committee met twice during the most recent fiscal year.


Trustees' Compensation
----------------------

Compensation Table:


							Total Compensation
				Aggregate		from the
Name of				Compensation		Fund Complex
Trustee 			from the Fund(a)	Paid to Trustees (b)
-------				-----------------	--------------------
Independent Trustees:
---------------------
Jack W. Aber			$134			$31,500
William E. Chapman, II		$134			$31,500
Edward J. Kaier			$134			$31,500
Eric Rakowski			$134			$31,000

Interested Trustees:
--------------------
Sean M. Healey			 None			 None
Peter M. Lebovitz		 None			 None
_____________________________________________________________________________


____________________

(a)	Compensation is calculated for the period April 1, 2002
	(commencement of operations) to February 28, 2003. The Fund does not provide any pension or retirement benefits for the Trustees.
(b)	Total compensation includes compensation paid during the 12-
	month period ending February 28, 2003 for services as Trustees of The Managers Fund, Managers AMG Fund, Managers Trust I and Managers Trust II.

	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
	---------------------------------------------------

Control Persons
---------------
  As of June 23, 2003, Union Bank of California, N.A. ("Union Bank"),
400 California Street, San Francisco, California, a national Bank, "controlled" (within the meaning of the 1940 Act) the Fund. Union
Bank is a subsidiary of UnionBanCal Corporation. An entity or person that "controls" the Fund could have effective voting control over the Fund. Union Bank holds Fund shares as nominee for the benefit of certain pension plans as indicated below.

Principal Holders
-----------------
  As of June 23, 2003, the following persons or entities owned of record more than 5% of the outstanding shares of the Fund:

Name and Address			No. of Shares	Percent
----------------------------------	-------------	-------
Union Bank Nominee, FBO Diocese Lay
Employees Pension Plan			455,092		46%
PO Box 85484, San Diego CA 92186

Union Bank Nominee, FBO Lathers
Local #144				240,974		24%
PO Box 85484, San Diego CA 92186

Wells Fargo Bank FBO Evertt Clinic	169,049		17%
PO Box 1533, Minneapolis MN 55480

Northern Trust FBO Commercial
Metals Benefit				61,446		6%
PO Box 92956, Chicago IL 60675


Wells Fargo Bank and Northern Trust each hold shares of the Fund for the benefit of certain pension plans as indicated above.

The Trust did not know of any person who, as of June 23, 2003, beneficially owned 5% or more of the outstanding shares of the Fund.


Management Ownership
--------------------
As of June 23, 2003, all management personnel (i.e., Trustees and Officers) as a group owned beneficially less than 1% of the outstanding shares of the Fund.


			MANAGEMENT OF THE FUND
			----------------------

Investment Manager and Sub-Advisor
----------------------------------
  The Trustees provide broad supervision over the operations and affairs of the Trust and the Fund. The Managers Funds LLC (the "Investment Manager") serves as investment manager to the Fund. A wholly owned subsidiary of AMG serves as the Managing Member of the Investment Manager. AMG is located at 600 Hale Street, Prides Crossing, Massachusetts 01965.

  The Investment Manager and its corporate predecessors have had over 20 years of experience in evaluating sub-advisors for individuals and institutional investors. As part of its services to the Fund under an investment management agreement with the Trust, the Investment Manager also carries out the daily administration of the Trust and the Fund. For its investment management services, the Investment Manager receives an investment management fee from the Fund. All or a portion of the investment management fee paid by the Fund to the Investment Manager is used to pay the advisory fees of Systematic Financial Management, L.P., the sub-advisor that manages the assets of the Fund (the "Sub-Advisor" or "Systematic"). The Investment Manager receives no additional compensation from the Fund for its administration services. Systematic was selected by the Investment Manager, subject to the review and approval of the Trustees. Systematic is a limited partnership formed in 1982. AMG indirectly owns a majority interest in Systematic. As of December 31, 2002, Systematic's assets under management totaled approximately $4.5 billion. Systematic's address is 300 Frank W. Burr Boulevard, Glenpointe East, 7th Floor, Teaneck, NJ 07666.

  The Sub-Advisor has discretion, subject to oversight by the Trustees and the Investment Manager, to purchase and sell portfolio assets, consistent with the Fund's investment objective, policies and restrictions. Generally, the services which the Sub-Advisor provides to the Fund are limited to asset management and related record keeping services. The Sub-Advisor may also serve as a discretionary or non-discretionary investment advisor to management or advisory accounts which are unrelated in any manner to the Investment Manager or its affiliates.

Compensation of Investment Manager and Sub-Advisor by the Fund
--------------------------------------------------------------
  As compensation for the investment management services rendered and related expenses under the Investment Management Agreement, the Fund has agreed to pay the Investment Manager an investment management fee, which is computed daily as a percentage of the average of the value of the net assets of the Fund and may be paid monthly. As compensation for the investment management services rendered and related expenses under the Sub-Advisory Agreement, the Investment Manager has agreed to pay the Sub-Advisor a fee (net of all mutually agreed upon fee waivers and reimbursements required by applicable law) for managing the portfolio, which is also computed daily and paid monthly. The fee paid to the Sub-Advisor is paid out of the fee the Investment Manager receives from the Fund and does not increase the expenses of the Fund.



Fee Waivers and Expense Limitations
-----------------------------------
  The Investment Manager has contractually agreed, through July
1, 2004, to limit total net annual Fund operating expenses for the Investor Class and the Institutional Class (exclusive of taxes, interest, brokerage costs and extraordinary items) to 1.15% and 0.90%, respectively, subject to later reimbursement by the Fund in certain circumstances. The waiver may, at the discretion of the Investment Manager, be continued beyond such point. See "Managers AMG Funds" in the Prospectus for further information. The Investment Manager has decided to waive all or a portion of its fees from the Fund or reimburse expenses the Fund's for a variety of reasons, including attempting to make the Fund's performance more competitive as compared to similar funds. In addition to any other waiver and/or reimbursement agreed to by the Investment Manager, Systematic from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee.

Investment Management and Sub-Advisory Agreements
-------------------------------------------------
  The Managers Funds LLC serves as investment manager to the Fund under the Investment Management Agreement. The Investment Management Agreement permits the Investment Manager to from time to time engage one or more sub-advisors to assist in the performance of its services. Pursuant to the Investment Management Agreement, the Investment Manager has entered into a sub-advisory agreement with Systematic (the "Sub-Advisory Agreement").

  The Investment Management Agreement and the Sub-Advisory
Agreement provide for an initial term of two years and thereafter continue in effect from year to year so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreements or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Investment Management Agreement and the Sub-Advisory Agreement may be terminated, without penalty, by the Board of Trustees, by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) by the Investment Manager or (in the case of the Sub-Advisory Agreement) by the Sub-Advisor on not more than 60 days written notice to the other party and to the Fund. The Investment Management Agreement and the Sub-Advisory Agreement terminate automatically in the event of assignment, as defined under the 1940 Act and regulations thereunder.

  The Investment Management Agreement provides that the
Investment Manager is specifically responsible for:

  * 	developing and furnishing continuously an investment
	program and strategy for the Fund in compliance with the Fund's investment objective and policies as set forth in the Trust's current Registration Statement;

  * 	providing research and analysis relative to the
	investment program and investments of the Fund;

  * 	determining (subject to the overall supervision and
	review of the Board of Trustees of the Trust) what investments shall be purchased, held, sold or exchanged by the Fund and what portion, if any, of the assets of the Fund shall be held in cash or cash equivalents; and

  * 	making changes on behalf of the Trust in the investments
	of the Fund.

  Under the Sub-Advisory Agreement, Systematic is responsible for performing substantially these same advisory services for the Investment Manager and the Fund.

  The Investment Management Agreement also provides that the Investment Manager shall furnish the Fund with office space and facilities, services of executives and administrative personnel and certain other administrative services. The Investment Manager compensates all executive and clerical personnel and Trustees of the Trust if such persons are employees of the Investment Manager or its affiliates.

  The Fund pays all expenses not borne by its Investment Manager or Sub-Advisor including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trust's independent Trustees, 12b-1 fees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of Trustees who are not directors, officers or employees of the Investment Manager, Sub-Advisor or their affiliates, other than affiliated registered investment companies.

  The Sub-Advisory Agreement requires the Sub-Advisor to provide fair and equitable treatment to the Fund in the selection of portfolio investments and the allocation of investment opportunities. However, it does not obligate the Sub-Advisor to acquire for the Fund a position in any investment which any of the Sub-Advisor's other clients may acquire. The Fund shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Fund or otherwise.

  Although the Sub-Advisor makes investment decisions for the Fund independent of those for its other clients, it is likely that similar investment decisions will be made from time to time. When the Fund and another client of a Sub-Advisor are simultaneously engaged in the purchase or sale of the same security, the transactions are, to the extent feasible and practicable, averaged as to price and the amount is allocated between the Fund and the other client(s) pursuant to a formula considered equitable by the Sub-Advisor. In specific cases, this system could have an adverse affect on the price or volume of the security to be purchased or sold by the Fund. However, the Trustees believe, over time, that coordination and the ability to participate in volume transactions should benefit the Fund.

Approval of Investment Management and Sub-Advisory Agreements
-------------------------------------------------------------
  The Board of Trustees, including all of the Trustees that are not "interested persons" of the Trust (the "Independent Trustees"), have approved the Investment Management Agreement with the Manager and the Sub-Advisory Agreement between the Manager and the Sub-Advisor. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Sub-Advisory Agreements for the Fund, the Trustees reviewed a variety of materials relating to the Fund, the Manager and the Sub-Advisor, including comparative performance, fee and expense information for the Fund and other similar mutual funds and performance information for the relevant benchmark indices.

  The Trustees reviewed information provided by the Manager relating to its operations and personnel. Among other things, the Manager provided a balance sheet and income statement, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account similar information provided periodically throughout the previous year by the Manager. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the Manager's administrative capabilities including its ability to supervise the Fund's other service providers; (b) the Manager's compliance programs including those related to personal investing and (c) the Manager's performance of substantially similar duties for other series of the Trust.

  The Trustees reviewed information provided by the Sub
Advisor relating to its operations, personnel, investment philosophy, strategies and techniques. Among other things, the Sub-Advisor provided (i) a balance sheet and income statement,
(ii) biographical information on portfolio management and other professional staff, (iii) performance information for the Sub-Advisor, the Fund's competitors and relevant benchmarks and (iv) descriptions of the Sub-Advisor's investment philosophies, strategies and techniques, organizational and management structures and brokerage policies and practices. In the course of their deliberations, the Trustees evaluated, among other things;
(a) the services to be rendered by the Sub-Advisor; (b) the qualification and experience of the Sub-Advisor's personnel; (c) the Sub-Advisor's compliance programs including those related to personal investing; and (d) the Sub-Advisor's performance in employing its investment strategy. The Trustees also took into account the financial condition of the Manager and Sub-Advisor and their undertakings to maintain expense limitations for the Fund.

  The Trustees reached the following conclusions regarding the Investment Management Agreement and Sub-Advisory Agreement, among others: (A) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Management Agreement; (B) the Sub-Advisor is qualified to manage the Fund's assets in accordance with its investment objectives and policies; (C) the Manager and Sub-Advisor maintain appropriate compliance programs; and (D) the Fund's projected advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Sub-Advisor.

  Based on their conclusions, the Trustees determined that approval of the Investment Management and Sub-Advisory Agreements would be in the interests of the Fund and its shareholders.

Reimbursement Agreement
-----------------------
  Under the Investment Management Agreement, the Investment Manager provides a variety of administrative services to the Fund. MDI receives no additional compensation from the Fund for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Systematic, Systematic reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Fund.

Code of Ethics
--------------
  The Trustees have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act on behalf of the Trust. The Code of Ethics of the Trust incorporates the codes of ethics of the Investment Manager, Managers Distributors, Inc. the Distributor and the Sub-Advisor, which codes are made applicable to "access persons" of the Trust that are also employees of the Investment Manager, the Distributor or the Sub-Advisor, respectively and the code of ethics of the Sub-Advisor (applicable to "access persons" of the Trust that are also employees of the Sub-Advisor). In combination, these codes of ethics generally require access persons to preclear any personal securities investment (with limited exceptions such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. Subject to compliance with these preclearance procedures, access persons of the Trust who are also access persons of the Investment Manager, the Distributor or the Sub-Advisor may invest in securities, including securities that may be purchased or held by the Fund.

Distribution Arrangements
-------------------------
  Managers Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of The Managers Funds LLC, acts as the distributor in connection with the offering of the Fund's shares. The Distributor bears certain expenses associated with the distribution and sale of shares of the Fund. The Distributor acts as agent in arranging for the sale of the Fund's shares without sales commission or other compensation.

  Shares of the Investor Class are sold without a sales load but are subject to the expenses of a Rule 12b-1 Plan of Distribution. In accordance with the terms of the Plan of Distribution, the Fund has agreed to pay the Distributor 0.25% of the average daily net assets of the Fund allocable to the Investor Class shares. The Distributor will use all or a portion of the amounts received under the Plan of Distribution to finance its distribution or servicing activities, including making payments to financial intermediaries that offer Investor Class shares of the Fund to their clients through proprietary mutual fund "supermarkets" and similar platforms.

  Shares of the Institutional Class are sold without a sales load and are not subject to the expenses of any Rule 12b-1 Plan of Distribution.

  The Distribution Agreement may be terminated by either party under certain specified circumstances and will automatically terminate on assignment in the same manner as the Investment Management Agreement. The Distribution Agreement may be continued annually so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance.

Custodian
---------
  The Bank of New York ("BNY" or the "Custodian"), 100 Church Street, New York, New York, is the Custodian for the Fund. The Custodian is responsible for holding all cash assets and all portfolio securities of the Fund, releasing and delivering such securities as directed by the Fund, maintaining bank accounts in the names of the Fund, receiving for deposit into such accounts payments for shares of the Fund, collecting income and other payments due the Fund with respect to portfolio securities and paying out monies of the Fund. In addition, when the Fund trades in futures contracts and those trades would require the deposit of initial margin with a futures commission merchant ("FCM"), the Fund will enter into a separate special custodian agreement with a custodian in the name of the FCM which agreement will provide that the FCM will be permitted access to the account only upon the Fund's default under the contract.

  The Custodian is authorized to deposit securities in securities depositories or to use the services of sub- custodians, including foreign sub-custodians, to the extent permitted by and subject to the regulations of the Securities and Exchange
Commission.

Transfer Agent
--------------
  Boston Financial Data Services, Inc., P.O. Box 8517, Boston,
Massachusetts 02266-8517, is the transfer agent (the "Transfer
Agent") for the Fund.

Independent Public Accountants
------------------------------
  PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, is the independent public accountant for the Fund. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of the Fund, reviews the Fund's federal and state income tax returns and may provide other audit, tax and related services.

	BROKERAGE ALLOCATION AND OTHER PRACTICES
	----------------------------------------

  The Sub-Advisory Agreement provides that the Sub-Advisor place all orders for the purchase and sale of securities held in the Fund's portfolio. In executing portfolio transactions and selecting brokers or dealers, it is the policy and principal objective of the Sub-Advisor to seek best price and execution. It is expected that securities will ordinarily be purchased in the primary markets. The Sub-Advisor shall consider all factors that it deems relevant when assessing best price and execution for the Fund, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

  In addition, when selecting brokers to execute transactions and in evaluating the best available net price and execution, the Sub-Advisor is authorized by the Trustees to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended), provided by the broker. The Sub-Advisor is also authorized to cause the Fund to pay a commission to a broker who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction. The Sub-Advisor must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which the Sub-Advisor exercises investment discretion. Brokerage and research services received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Sub-Advisor. The Fund may purchase and sell portfolio securities through brokers who provide the Fund with research services.

  The Trust has entered into arrangements with various brokers pursuant to which a portion of the commissions paid by the Fund may be directed by the Fund to pay expenses of the Fund. Consistent with its policy and principal objective of seeking best price and execution, the Sub-Advisor may consider these brokerage recapture arrangements in selecting brokers to execute transactions for the Fund.

  The Trustees will periodically review the total amount of commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Fund of using particular brokers or dealers. It is possible that certain of the services received by the Sub-Advisor attributable to a particular transaction will primarily benefit one or more other accounts for which investment discretion is exercised by the Sub-Advisor.

  The fees of the Sub-Advisor are not reduced by reason of their receipt of such brokerage and research services. Generally, the Sub-Advisor does not provide any services to the Fund except portfolio investment management and related record-keeping services.

  During the period April 1, 2002 (commencement of operations) to February 28, 2003, the Fund paid brokerage commissions of $29,771.

	     PURCHASE, REDEMPTION AND PRICING OF SHARES
	     ------------------------------------------

Purchasing Shares
-----------------
  Investors may open accounts with the Fund through their financial planners or investment professionals, or through the Trust in limited circumstances as described in the Prospectus. Shares may also be purchased through bank trust departments on behalf of their clients, other investors such as corporations, endowment funds and charitable foundations, and tax-exempt employee welfare, pension and profit-sharing plans. There are no charges by the Trust for being a customer for this purpose. The Trust reserves the right to determine which customers and which purchase orders the Trust will accept.

  Certain investors may purchase or sell Fund shares through broker-dealers or through other processing organizations that may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. The Fund may from time to time make payments to such broker-dealers or processing organizations for certain record keeping services. Investors who do not wish to receive the services of a broker-dealer or processing organization may consider investing directly with the Trust. Shares held through a broker-dealer or processing organization may be transferred into the investor's name by contacting the broker-dealer or processing organization or the Transfer Agent. Certain processing organizations may receive compensation from the Distributor, the Investment Manager and/or the Sub-Advisor.

  Purchase orders received by the Fund before the close of regular trading of the New York Stock Exchange (usually 4:00 p.m. New York Time), c/o Boston Financial Data Services, Inc. at the address listed in the Prospectus on any Business Day will receive the net asset value computed that day. Orders received after 4:00 p.m. by certain processing organizations which have entered into special arrangements with the Investment Manager will also receive that day's offering price. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Trust. Orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent.

  Federal Funds or Bank Wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations which have entered into special arrangements with the Trust. Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank.

  To ensure that checks are collected by the Trust, if shares purchased by check are sold before the check has cleared, the redemption proceeds will not be processed until the check has cleared. This may take up to 15 days unless arrangements are made with the Investment Manager. However, during this 15-day period, such shareholder may exchange such shares into any series of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II, subject to applicable restrictions stock as minimum investment amounts. The 15-day holding period for redemption proceeds would still apply to shares purchased through such exchanges.

  If the check accompanying any purchase order does not clear, or if there are insufficient Fund in your bank account, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. The Trust has the right to prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares. Third-party checks which are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to the Fund or State Street Bank and Trust Company will be accepted.

  In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder's account on the Trust's books maintained by the Transfer Agent.

Redeeming Shares
----------------
  Any redemption orders received in proper form by the Trust before the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. New York Time) on any Business Day will receive the net asset value next determined at the close of trading on that Business Day.

  Redemption orders received after 4:00 p.m. New York Time will be redeemed at the net asset value determined at the close of trading on the next Business Day. Redemption orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent. If you are trading through a broker-dealer or investment advisor, such investment professional is responsible for promptly transmitting orders. There is no redemption charge. The Fund reserves the right to redeem shareholder accounts (after 60 days notice) when the value of the Investor Class shares or the Institutional Class shares in the account falls below $5,000 or $250,000, respectively, due to redemptions. Whether the Fund will exercise its right to redeem shareholder accounts will be determined by the Investment Manager on a case-by-case basis.

  If the Fund determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Fund, in lieu of cash, in conformity with the applicable rule of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets to cash. The method of valuing portfolio securities is described under "Net Asset Value," and such valuation will be made as of the same time the redemption price is determined.

  Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the request must include the shareholder's taxpayer identification number, account number, Fund number and signatures of all account holders. All redemptions will be mailed to the address of record on the shareholder's account. In addition, if shares purchased by check are sold before the check has cleared, redemption proceeds will not be sent to the shareholder until the check has cleared. This may take up to 15 days unless arrangements are made with the Investment Manager. The Trust reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption beyond seven days as follows: (i) during periods when the NYSE is closed for other than weekends and holidays or when trading on the NYSE is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Fund of, or evaluation of the net asset value of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

Exchange of Shares
------------------
  An investor may exchange shares from the Fund into shares of any series of Managers AMG Funds, The Managers Funds, Managers Trust I or Managers Trust II. Since an exchange is the sale of shares of the Fund and the purchase of shares of the fund exchanged into, the usual purchase and redemption procedures, requirements and restrictions apply to each exchange. Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number. In addition, an investor who intends to continue to maintain an account in the Fund may make an exchange out of the Fund only if following the exchange the investor would continue to meet the Fund's minimum investment amount. Settlement on the purchase of shares of any series of Managers AMG Funds, The Managers Funds, Managers Trust I or Managers Trust II will occur when the proceeds from redemption become available. Shareholders are subject to federal income tax and may recognize capital gains or losses on the exchange for federal income tax purposes. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

Net Asset Value
---------------
  The Fund computes its net asset value for each class of shares once daily on Monday through Friday on each day on which the NYSE is open for trading, at the close of business of the NYSE, usually 4:00 p.m. New York Time. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund may close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The time at which orders are accepted and shares are redeemed may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. New York Time.

The net asset value per share of a Fund is equal to the Fund's net worth (assets minus liabilities) divided by the number of shares outstanding. Fund securities listed on an exchange are valued at the last quoted sale price on the exchange where such securities are primarily traded on the valuation date, prior to the close of trading on the NYSE, or, lacking any sales, at the last quoted bid price on such principal exchange prior to the close of trading on the NYSE. Over-the-counter securities are valued at the Nasdaq Official Closing Price if one is available. Otherwise, over-the-counter securities are generally valued on the basis of the last quoted bid price. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Trustees.



Dividends and Distributions
---------------------------
  The Fund declares and pays dividends and distributions as described in the Prospectus.

  If a shareholder has elected to receive dividends and/or their distributions in cash and the postal or other delivery service is unable to deliver the checks to the shareholder's address of record, the dividends and/or distribution will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

Distribution Plan
-----------------
  The Trust has adopted a "Plan of Distribution Pursuant to Rule 12b-1" (the "Distribution Plan") with respect to the Investor Class of shares of the Fund. Under the Distribution Plan, the Trust may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of Investor Class shares, including, but not limited to, (1) making payments to underwriters, securities dealers and others engaged in the sale of Investor Class shares, including payments to the Distributor to compensate or reimburse other persons for engaging in such activities and
(2) paying expenses or providing reimbursement of expenditures incurred by the Distributor or other persons in connection with the offer or sale of Investor Class shares, including expenses relating to the formulation and implementation of marketing strategies and promotional activities such as direct mail promotions and television, radio, newspaper, magazine and other mass media advertising, the preparation, printing and distribution of sales literature and reports for recipients other than existing shareholders of the Trust, and obtaining such information, analyses and reports with respect to marketing and promotional activities and investor accounts as the Trust may, from time to time, deem advisable. The Trust and the Fund are authorized to engage in the activities listed above, and in other activities primarily intended to result in the sale of Investor Class shares, either directly or through other persons with which the Trust has entered into agreements pursuant to the Distribution Plan. Under the Distribution Plan, the Board of Trustees may authorize payments to Managers Distributors, Inc. which may not exceed on an annual basis 0.25% of the daily net assets of the Fund allocable to the Investor Class shares. All payments by the Fund under the Distribution Plan are treated as expenses of the Investor Class and no portion of these payments is allocated to the Institutional Class shares.

			CERTAIN TAX MATTERS
			-------------------

  The following summary of certain federal income tax considerations is based on current law, is for general information only, and is not tax advice. This discussion does not address all aspects of taxation that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, financial institutions or broker dealers, foreign corporations, and persons who are not citizens or residents of the United States) subject to special treatment under the federal income tax laws.

EACH SHAREHOLDER IS ADVISED TO CONSULT HIS OR HER OWN TAX
ADVISOR WITH RESPECT TO THE SPECIFIC TAX CONSEQUENCES TO THE SHAREHOLDER OF AN INVESTMENT IN A FUND, INCLUDING THE EFFECT AND APPLICABILITY OF STATE, LOCAL, FOREIGN, AND OTHER TAX LAWS AND THE POSSIBLE EFFECTS OF CHANGES IN FEDERAL OR OTHER TAX LAWS. THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.

Federal Income Taxation of Fund-In General
------------------------------------------
  The Fund intends to qualify and elect to be treated each taxable year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), although the Fund cannot give complete assurance that it will qualify to do so. Accordingly, the Fund must, among other things, (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); and (b) invest the Fund's assets (as of the close of each quarter of the taxable year) in such a manner that (i) at least 50% of the value of the Fund's total assets be represented by cash and cash items (including receivables), Government securities and securities of other regulated investment companies, and other securities limited in respect of any one issuer (except with regard to certain investment companies furnishing capital to development corporations) to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer, and
(ii) no more than 25% of the value of the Fund's total assets be invested in the securities (other than Government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers each of which the Fund owns 20% or more of the total combined voting power of all classes of stock entitled to vote, and are engaged in the same or similar trades or businesses or related trades or businesses.

  If the Fund should fail to qualify as a regulated investment company in any year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders corporate dividends to the extent of the Fund's current or accumulated earnings and profits. Also, the shareholders, if they received a distribution in excess of current or accumulated earnings and profits, would receive a return of capital that would reduce the basis of their shares of the Fund to the extent thereof. Any distribution in excess of a shareholder's basis in the shareholder's shares would be taxable as gain realized from the sale of such shares.

  The Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year the Fund must distribute an amount equal to at least 98% of the sum of its ordinary income (excluding tax-exempt interest income and not taking into account any capital gains or losses) for the calendar year, and its net capital gain income for the 12-month period ending on October 31, in addition to any undistributed portion of the respective balances from the prior year. For that purpose, any income or gain retained by the Fund that is subject to corporate tax will be considered to have been distributed by year end. The Fund intends to make sufficient distributions to avoid this 4% excise tax.

Taxation of the Fund's Investments
----------------------------------
  Original Issue Discount; Market Discount. For federal income tax purposes, debt securities purchased by the Fund may be treated as having original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as income earned by the Fund, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Under Section 1286 of the Code, an investment in a stripped bond or stripped coupon may result in original issue discount.

  Debt securities may be purchased by the Fund at a discount that exceeds the original issue discount plus previously accrued original issue discount remaining on the securities, if any, at the time the Fund purchases the securities. This additional discount represents market discount for federal income tax purposes. In the case of any debt security issued after July 18, 1984 and obligations issued on or before July 18, 1984 that were purchased after April 30, 1993, having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless the Fund elects to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis. The Fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred or continued to purchase or carry any debt security having market discount, unless the Fund makes the election to include market discount currently. Because the Fund must include original issue discount in income, it will be more difficult for the Fund to make the distributions required for the Fund to maintain its status as a regulated investment company under Subchapter M of the Code or to avoid the 4% excise tax described above.

  Options and Futures Transactions. Certain of the Fund's investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in the Fund's income for purposes of the 90% test, and require inclusion of unrealized gains in the Fund's income for purposes of the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses; and (iii) characterize both realized and unrealized gain or loss as short-term and long-term gain, irrespective of the holding period of the investment. Such provisions generally apply to, among other investments, options on debt securities, indices on securities and futures contracts. The Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent disqualification of the Fund as a regulated investment company.

Federal Income Taxation of Shareholders
---------------------------------------
  To the extent of the Fund's accumulated earnings and profits, ordinary income distributions, and distributions of generally net realized short-term capital gains by the Fund to shareholders who are liable for federal income taxes will generally be taxed as ordinary income to such shareholders. However, under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (effective for tax years 2003 through 2008) (the "Jobs and Growth Act"), such distributions will generally constitute qualified dividend income eligible for a maximum rate of 15% to individuals. Under the Jobs and Growth Act, however, if the aggregate amount of qualified dividend income received by the Fund during any taxable year is less than 95% of the Fund's gross income (as specifically defined for that purpose), such distributions will be eligible for a maximum rate of 15% to individuals if designated by the Fund as qualified dividend income. The Fund may designate such distributions as qualified dividend income only to the extent the Fund itself has qualified dividend income for the taxable year in which such
distribution are made.   Qualified dividend income is generally
dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with comprehensive tax treaties with the United States, or the stock of which is readily tradable on an established securities market in the United States). Distributions of net capital gains will be taxed as long-term capital gains regardless of how long such shareholders have held shares of the Fund. These provisions apply whether the dividends and distributions are received in cash or reinvested in additional shares. Any loss realized upon the redemption of shares within 6 months from the date of their purchase will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains during such 6-month period. Losses incurred on the sale of shares of the Fund may be required to be deferred in the event the shareholder acquires other Fund shares within 30 days prior to the sale of the loss shares or 30 days after such sale.

  Dividends paid by each Fund may be eligible for the 70% dividends-received deduction for corporations. The percentage of a Fund's dividends eligible for such tax treatment may be less than 100% to the extent that less than 100% of the Fund's gross income may be from qualifying dividends of domestic corporations. Any dividend declared in October, November or December and made payable to shareholders of record in any such month is treated as received by such shareholder on December 31, provided that the Fund pays the dividend during January of the following calendar year.

  Distributions by the Fund can result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a taxable distribution will then receive a return of investment upon distribution which will nevertheless be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution.

Tax-Exempt Investors
--------------------
  If a shareholder that is a benefit plan investor (e.g., an individual retirement account, pension plan, 401(k) plan, or Keogh plan) or charitable organization (a "Tax-Exempt Investor") incurs debt to finance the acquisition of its shares, a portion of the income received by the Tax-Exempt Investor with respect to its shares would constitute unrelated business taxable income ("UBTI"). In that case, the UBTI portion of the Tax-Exempt Investor's income from its investment in a Fund for the year would equal the total income from its investment in the Fund recognized by the Tax-Exempt Investor in that year multiplied by the ratio of the Tax-Exempt Investor's average acquisition debt balance to the average tax basis of its shares for the year. A Tax-Exempt Investor is generally subject to federal income tax to the extent that its UBTI for a taxable year exceeds its annual $1,000 exclusion.

Foreign Shareholders
--------------------
  Dividends of net investment income and distribution of realized net short-term gain in excess of net long-term loss to a shareholder who is a nonresident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions treated as long-term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.
In the case of a foreign shareholder who is a nonresident alien individual or foreign entity, the Fund may be required to withhold U.S. federal income tax as "backup withholding" at the current rate of 28% for (the calendar year 2003) from distributions treated as long-term capital gains and from the proceeds of redemptions, exchanges or other dispositions of the Fund's shares unless an appropriate IRS Form W-8 is provided. Transfers by gift of shares of the Fund by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax, but the value of shares of the Fund held by such shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.

State and Local Taxes
---------------------
  The Fund may also be subject to state and/or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult with their own tax advisers concerning the foregoing state and local tax consequences of investing in the Fund.

Other Taxation
--------------
  The Fund is a series of a Massachusetts business trust. Under current law, neither the Trust nor the Fund is liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

  Shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.

			PERFORMANCE DATA
			----------------

  From time to time, the Fund may quote performance in terms of yield, actual distributions, total return or capital appreciation in reports, sales literature, and advertisements published by the Fund.

Average Annual Total Return
---------------------------
  The Fund may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods that the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

			P (1 + T)^n = ERV

In the above formula, P = a hypothetical initial payment of $1,000

T	=	average annual total return
n	=	number of years
ERV	=	ending redeemable value of the hypothetical $1,000
		payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period

  The formula assumes that any charges are deducted from the initial $1,000 payment and assumes that all dividends and distributions by the Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period.

  Because the Fund is new, performance data is not provided.

After Tax and Cumulative Returns
--------------------------------
  Average Annual Total Return (after taxes on distributions).
The Fund may also advertise average annual total return (after taxes on distributions) for 1-, 5-, and 10-year periods or for such lesser period as the Fund has been in existence. Average annual total return (after taxes on distributions) is determined by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending value, according to the following formula:


			P(1+T)^n = ATVd

In the above formula, P = a hypothetical initial payment of $1,000.


T	=	average annual total return (after taxes on
		distributions)
n	=	number of years
ATVd	=	ending value of a hypothetical $1,000 payment
		made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption

  The calculation of average annual total return (after taxes on distributions) assumes that any charges are deducted from the initial $1,000 payment and that all distributions by the Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period. Taxes due on any distributions by the Fund are calculated by applying the tax rates discussed below to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date, e.g. the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, such as tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law.

  The tax rate used in calculating average annual return (after taxes on distributions) is the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The calculation disregards any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

  Because the Fund is new, performance data is not provided.

  Average Annual Total Return (after taxes on distributions and redemptions) The Fund may also advertise average annual total return (after taxes on distributions and redemption) for 1-, 5-, and 10-year periods or for such lesser period as the Fund has been in existence. Average annual total return (after taxes on distributions and redemption) is determined by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending value, according to the following formula:


			P(1+T)^n = ATVdr

In the above formula, P = a hypothetical initial payment of $1,000

T	=	average annual total return (after taxes on
		distributions and redemption)
N	=	number of years
ATVdr	=	ending value of a hypothetical $1,000 payment
		made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption

  The calculation of average annual total return (after taxes on distributions and redemption) assumes that any charges are deducted from the initial $1,000 payment and that all distributions by the Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period. Taxes due on any distributions by the Fund are calculated by applying the tax rates discussed below to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date, e.g. the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, such as tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law.

  The tax rate used in calculating average annual return (after taxes on distributions and redemption) is the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The calculation disregards any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

  The ending value used in calculating average annual return
(after taxes on distribution and redemption) is determined by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. Capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds. The basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distribution is separately tracked. The distribution net of taxes assumed paid from the distribution is included in determining the basis for a reinvested distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions.

  The capital gain taxes (or the benefit resulting from tax losses) used in calculating average annual return (after taxes on distribution and redemption) are determined using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The calculation assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

  Because the Fund is new, performance data is not provided.

Cumulative Total Return. The Fund may also advertise cumulative total return (the actual change in value of an investment in the Fund assuming reinvestment of dividends and capital gains).

  Because the Fund is new, performance data is not provided.

Performance Comparisons
-----------------------
  The Fund may compare its performance to the performance of other mutual funds having similar objectives. This comparison must be expressed as a ranking prepared by independent services or publications that monitor the performance of various mutual funds such as Lipper, Inc. ("Lipper") and Morningstar, Inc., ("Morningstar"). Lipper prepares the "Lipper Composite Index," a performance benchmark based upon the average performance of publicly offered stock funds, bond funds, and money market funds as reported by Lipper. Morningstar, a widely used independent research firm, also ranks mutual funds by overall performance, investment objectives and assets. The Fund's performance may also be compared to the performance of various unmanaged indices such as the Russell 2000 Value Index, Russell 3000 Index, Wilshire 5000 Equity Index, Russell 3000 Growth Index, Russell 1000 Growth Index, Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's 400 Composite Stock Price Index or the Dow Jones Industrial Average.

Massachusetts Business Trust
----------------------------
  The Fund is a series of a "Massachusetts business trust." A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability and are described below.

  Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Declaration of Trust of the Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, instrument or undertaking made on behalf of the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

  No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Fund. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Fund. The Trustees of the Trust intend to conduct the operations of the Trust in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Fund.

  The Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee or agent of the Fund or to a shareholder, and that no Trustee, officer, employee or agent is liable to any third persons in connection with the affairs of the Fund, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its


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duties to such third persons.  It also provides that all third persons shall look solely to the property of the Fund for any satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Trust's Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

  The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

Description of Shares
---------------------
  The Trust is an open-end management investment company organized as a Massachusetts business trust in which the Fund represents a separate series of shares of beneficial interest. See "Massachusetts Business Trust" above. The Trustees may classify or reclassify any series of the Trust into one or more classes. The Trustees have authorized the issuance of two classes of shares of the Fund - the Institutional Class and the Investor Class.

  The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and to divide or combine the shares of any series, if applicable, without changing the proportionate beneficial interest of each shareholder in the Fund or assets of another series, if applicable. Each share of the Fund represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. See "Massachusetts Business Trust" above. Shares of the Fund have no preemptive or conversion rights and are fully paid and nonassessable.

  The shareholders of the Trust are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of the Fund shall be entitled to vote. Each class will vote separately on matters affecting only that class or as otherwise required by law. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or by the Declaration of Trust of the Trust.

  Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee from office. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the shares of the Trust. In addition, whenever ten or more shareholders of record who have been shareholders of record for at least six months prior to the date of the application, and who hold in the aggregate either shares of the Fund having a net asset value of at least $25,000 or at least 1% of the Trust's outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any of the Trustees and accompanies by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed shareholder communication and form of request. If the Trustees elect to follow the latter, the Trustees, upon the written request of such applicants accompanied by a tender of the material to be mailed and the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more objections or refusing to sustain any of such objections, or if, after the entry of an order sustaining


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one or more objections, the SEC shall find, after notice and opportunity for a hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

  The Trustees have authorized the issuance and sale to the public of shares of several series of the Trust. The Trustees may authorize the issuance of additional series of the Trust. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset value procedures. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of the additional series will approve the adoption of any management contract, distribution agreement and any changes in the investment policies of the Fund, to the extent required by the 1940 Act.

Additional Information
----------------------
  This Statement of Additional Information and the Prospectus do not contain all of the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statements, including the Exhibits filed therewith, may be examined at the office of the SEC in Washington DC.

  Statements contained in the Statement of Additional
Information and the Prospectus concerning the contents or any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an Exhibit to the applicable Registration
Statement. Each such statement is qualified in all respects by such reference.

  No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus or this Statement of Additional Information, in connection with the offer of shares of the Fund and, if given or made, such other representations or information must not be relied upon as having been authorized by the Trust, the Fund or the Distributor. The Prospectus and this Statement of Additional Information do not constitute an offer to sell or solicit an offer to buy any of the securities offered thereby in any jurisdiction to any person to whom it is unlawful for the Fund or the Distributor to make such offer in such jurisdictions.

FINANCIAL STATEMENTS
--------------------
  The Fund's audited Financial Statements for the fiscal year ended February 28, 2003 and the related Notes to the Financial Statements for the Fund, as well as the Report of Independent Accountants by PricewaterhouseCoopers LLP, are incorporated by reference into this Statement of Additional Information from the Fund's Annual Report for the fiscal year ended February 28, 2003, filed with the Securities and Exchange Commission pursuant to
Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder. The Fund's 2003 Annual Report is available without charge by calling Managers AMG Funds at (800) 835-3879 or by visiting our website at www.managersamg.com or on the SEC's website at www.sec.gov.

				Date of Annual Report; Date of Filing
Fund				Of Annual Report; Accession Number
				-------------------------------------

Systematic Value Fund		2/28/03;4/22/03; 0001089951-03-000025




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